UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2012

Date of reporting period:	June 30, 2012

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Active International Allocation Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	15

Statement of Operations	17

Statements of Changes in Net Assets	18

Financial Highlights	19

Notes to Financial Statements	23

U.S. Privacy Policy	32

Director and Officer Information	35

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Active International Allocation Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

Active International Allocation Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*		Hypothetical Expenses Paid During Period*		Net Expense Ratio During Period**
Active International Allocation Portfolio Class I	$1,000.00	$1,026.80	$1,020.49	$4.43		$4.42		0.88%
Active International Allocation Portfolio Class P	1,000.00	1,025.30	1,019.24	5.69		5.67		1.13
Active International Allocation Portfolio Class H	1,000.00	1,043.60	1,001.70	0.50	+	0.49	+	1.12
Active International Allocation Portfolio Class L	1,000.00	1,043.60	1,001.48	0.72	+	0.71	+	1.62

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

+  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 16/366 (to reflect the actual days in the period).

**  Annualized.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one- and three-year periods but better than its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that both the Portfolio's management fee and total expense ratio were lower than its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was acceptable and (ii) the Portfolio's management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

Active International Allocation Portfolio

	Shares	Value (000)
Common Stocks (86.7%)
Australia (4.4%)
AGL Energy Ltd.	4,963	$75
Alumina Ltd. (a)	43,345	36
Amcor Ltd.	19,620	143
AMP Ltd.	79,748	317
ASX Ltd.	4,830	148
Australia & New Zealand Banking Group Ltd.	66,564	1,511
BHP Billiton Ltd.	48,865	1,593
Boral Ltd. (a)	23,512	71
Brambles Ltd.	12,583	80
Caltex Australia Ltd.	3,825	53
Centro Retail Australia REIT (Stapled Securities) (b)(c)	28,849	59
Coca-Cola Amatil Ltd.	5,977	82
Cochlear Ltd. (a)	319	22
Commonwealth Bank of Australia	29,787	1,630
Computershare Ltd. (a)	2,767	21
CSL Ltd.	4,636	188
Echo Entertainment Group Ltd. (a)	4,938	22
Fortescue Metals Group Ltd. (a)	18,967	97
Goodman Group REIT (Stapled Securities) (c)	31,498	119
GPT Group REIT (Stapled Securities) (c)	46,211	156
Incitec Pivot Ltd.	26,674	79
Insurance Australia Group Ltd.	56,067	201
James Hardie Industries SE CDI	7,772	64
Leighton Holdings Ltd. (a)	1,886	32
Macquarie Group Ltd.	8,916	240
Mirvac Group REIT (Stapled Securities) (b)(c)	8,147	11
National Australia Bank Ltd.	39,030	948
Newcrest Mining Ltd.	6,942	161
Orica Ltd.	5,748	146
Origin Energy Ltd.	10,576	133
OZ Minerals Ltd.	5,838	47
Qantas Airways Ltd. (d)	5,339	6
QBE Insurance Group Ltd.	34,652	478
Rio Tinto Ltd.	6,797	399
Santos Ltd.	6,292	69
Sims Metal Management Ltd. (a)	6,190	61
Sonic Healthcare Ltd.	2,599	34
Stockland REIT (Stapled Securities) (b)(c)	75,605	239
Suncorp Group Ltd.	30,744	257
TABCORP Holdings Ltd.	4,945	15
Telstra Corp, Ltd.	34,266	130
Toll Holdings Ltd.	5,604	23
Transurban Group (Stapled Securities) (c)	10,994	64
Wesfarmers Ltd.	8,383	258
Westfield Group REIT (Stapled Securities) (b)(c)	48,665	474
Westfield Retail Trust REIT	90,901	266
Westpac Banking Corp. (a)	55,065	1,198
Woodside Petroleum Ltd.	6,203	199
Woolworths Ltd.	11,881	327
WorleyParsons Ltd.	926	24
		13,006

	Shares	Value (000)
Austria (0.6%)
Andritz AG	2,242	$115
Erste Group Bank AG (d)	18,679	355
OMV AG	7,369	231
Raiffeisen Bank International AG (a)	5,278	173
Telekom Austria AG	28,760	283
Verbund AG, Class A	4,525	104
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,339	135
Voestalpine AG (a)	9,597	254
		1,650
Belgium (1.0%)
Ageas (a)	15,888	31
Anheuser-Busch InBev N.V.	22,346	1,737
Anheuser-Busch InBev N.V. VVPR (d)	17,784	—	@
Belgacom SA	6,152	175
Groupe Bruxelles Lambert SA	3,305	225
Mobistar SA	296	10
Solvay SA, Class A	2,263	224
Telenet Group Holding N.V.	1,300	57
UCB SA (a)	4,789	242
Umicore SA	4,728	218
		2,919
Brazil (0.1%)
All America Latina Logistica SA (Units) (b)	10,200	43
BRF - Brasil Foods SA	14,848	225
Cia Energetica de Minas Gerais (Preference)	1	—	@
		268
Canada (0.7%)
Agnico-Eagle Mines Ltd. (a)	3,000	122
Barrick Gold Corp.	17,400	655
Eldorado Gold Corp.	9,700	120
Franco-Nevada Corp. (a)	2,400	109
Goldcorp, Inc.	13,900	523
IAMGOLD Corp. (a)	6,600	78
Kinross Gold Corp.	19,800	162
New Gold, Inc. (Units) (b)(d)	7,900	75
Yamana Gold, Inc.	13,500	208
		2,052
China (0.0%)
China Merchants Holdings International Co., Ltd. (a)(e)	29	—	@
Denmark (1.4%)
AP Moller - Maersk A/S Series B	80	526
DSV A/S	13,027	259
Novo Nordisk A/S Series B	21,308	3,083
Novozymes A/S Series B	13,415	348
TDC A/S	3,948	27
		4,243

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Finland (0.8%)
Elisa Oyj (a)	1,297	$26
Fortum Oyj	16,766	319
Kesko Oyj, Class B (a)	10,179	266
Kone Oyj, Class B	6,664	403
Metso Oyj	7,545	261
Neste Oil Oyj (a)	5,074	57
Nokia Oyj	72,648	150
Sampo Oyj, Class A	13,386	348
Stora Enso Oyj, Class R (a)	26,024	161
UPM-Kymmene Oyj (a)	24,905	282
Wartsila Oyj	6,059	199
		2,472
France (3.8%)
Accor SA	2,668	84
Air Liquide SA	3,327	381
Alcatel-Lucent (a)(d)	7,327	12
Alstom SA (a)	10,477	333
ArcelorMittal	11,018	170
AtoS	353	21
AXA SA	17,678	237
Bouygues SA (a)	9,219	248
Cap Gemini SA	1,973	73
Carrefour SA (a)	13,897	257
Casino Guichard Perrachon SA	1,628	143
Cie de St-Gobain	2,662	99
Cie Generale d'Optique Essilor International SA	3,777	351
Cie Generale de Geophysique-Veritas (d)	9,983	258
Cie Generale des Etablissements Michelin Series B	4,721	309
CNP Assurances (a)(d)	2,501	31
Danone SA	10,952	680
Dassault Systemes SA	852	80
Edenred	2,668	76
Electricite de France SA (a)	109	2
Eurazeo	349	13
European Aeronautic Defense and Space Co., N.V.	10,959	389
Fonciere Des Regions REIT	346	25
France Telecom SA (a)	18,757	247
GDF Suez	4,781	114
Gecina SA REIT (a)	278	25
ICADE REIT (a)	292	22
Imerys SA	330	17
Klepierre REIT	1,288	42
L'Oreal SA	785	92
Lafarge SA (a)	6,710	300
Lagardere SCA	2,260	63
LVMH Moet Hennessy Louis Vuitton SA	843	128
Pernod-Ricard SA (a)	399	43
Peugeot SA (a)(d)	1,483	15
PPR	644	92
Publicis Groupe SA (a)	3,795	174

	Shares	Value (000)
Remy Cointreau SA	511	$56
Renault SA	1,442	58
Rexel SA	2,934	50
Safran SA	919	34
Sanofi	30,229	2,292
Schneider Electric SA	6,498	362
SCOR SE	2,691	65
SES SA	587	14
Societe BIC SA	416	43
Sodexo	1,282	100
STMicroelectronics N.V.	8,329	46
Technip SA	4,106	428
Thales SA (a)	960	32
Total SA (a)	29,411	1,327
Unibail-Rodamco SE REIT	1,225	226
Vallourec SA	1,011	41
Veolia Environnement SA	4,534	57
Vinci SA	5,819	272
Vivendi SA	11,032	205
Zodiac Aerospace (a)	1,060	108
		11,462
Germany (7.8%)
Adidas AG	1,929	138
Allianz SE (Registered)	11,775	1,184
Axel Springer AG	1,000	43
BASF SE	23,813	1,655
Bayer AG (Registered)	24,696	1,781
Bayerische Motoren Werke AG	8,893	644
Beiersdorf AG	2,162	140
Celesio AG	3,968	65
Commerzbank AG (d)	16,168	28
Continental AG	1,323	110
Daimler AG (Registered)	33,574	1,510
Deutsche Bank AG (Registered)	14,948	543
Deutsche Boerse AG	1,546	83
Deutsche Lufthansa AG (Registered)	9,297	108
Deutsche Post AG (Registered)	31,398	556
Deutsche Telekom AG (Registered)	97,584	1,071
E.ON AG	74,947	1,614
Fraport AG Frankfurt Airport Services Worldwide	961	52
Fresenius Medical Care AG & Co., KGaA	9,132	646
GEA Group AG	5,220	139
Hannover Rueckversicherung AG	564	34
Henkel AG & Co., KGaA (Preference)	3,203	213
Hochtief AG (d)	2,813	136
Hugo Boss AG (a)	556	55
K&S AG (Registered)	2,249	103
Kabel Deutschland Holding AG (d)	2,415	150
Lanxess AG	1,805	114
Linde AG	3,164	493
Merck KGaA	1,765	176
Metro AG	11,554	337
Muenchener Rueckversicherungs AG (Registered)	5,519	779

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Germany (cont'd)
Porsche Automobil Holding SE (Preference) (a)	4,946	$246
ProSiebenSat.1 Media AG	1,204	27
RWE AG	11,421	467
RWE AG (Preference) (a)	877	33
SAP AG	40,422	2,387
Siemens AG (Registered)	45,887	3,857
ThyssenKrupp AG	7,875	128
United Internet AG (a)	2,980	51
Volkswagen AG	4,547	686
Volkswagen AG (Preference)	4,254	674
		23,256
Hong Kong (0.0%)
Henderson Land Development Co., Ltd.	164	1
Hong Kong Exchanges and Clearing Ltd. (a)	189	3
MGM China Holdings Ltd. (a)	32,400	50
		54
Indonesia (0.3%)
Adaro Energy Tbk PT	98,000	15
Astra International Tbk PT	185,000	135
Bank Central Asia Tbk PT	112,500	88
Bank Danamon Indonesia Tbk PT	28,500	18
Bank Mandiri Tbk PT	86,000	67
Bank Negara Indonesia Persero Tbk PT	73,500	30
Bank Rakyat Indonesia Persero Tbk PT	103,500	71
Bumi Resources Tbk PT	170,000	20
Charoen Pokphand Indonesia Tbk PT	79,000	29
Golden Agri-Resources Ltd.	184,315	99
Gudang Garam Tbk PT	5,500	36
Indo Tambangraya Megah Tbk PT	4,100	16
Indocement Tunggal Prakarsa Tbk PT	13,500	25
Indofood Sukses Makmur Tbk PT	42,500	22
Kalbe Farma Tbk PT	48,500	19
Perusahaan Gas Negara Tbk PT	100,500	38
Semen Gresik Persero Tbk PT	33,500	40
Tambang Batubara Bukit Asam Persero Tbk PT	8,000	13
Telekomunikasi Indonesia Persero Tbk PT	90,500	79
Unilever Indonesia Tbk PT	13,000	32
United Tractors Tbk PT	15,984	37
		929
Japan (21.1%)
ABC-Mart, Inc.	1,300	49
Advantest Corp. (a)	7,090	111
Aeon Credit Service Co., Ltd. (a)	2,000	37
Aeon Mall Co., Ltd.	4,400	94
Ajinomoto Co., Inc.	30,000	417
Amada Co., Ltd.	8,000	47
Asahi Glass Co., Ltd. (a)	79,800	537
Asahi Kasei Corp.	43,000	233
Asics Corp.	7,000	89
Astellas Pharma, Inc.	16,300	712
Bank of Kyoto Ltd. (The) (a)	6,000	45

	Shares	Value (000)
Bank of Yokohama Ltd. (The)	39,000	$184
Benesse Holdings, Inc.	2,000	89
Bridgestone Corp. (a)	56,700	1,301
Canon, Inc. (a)	13,500	541
Casio Computer Co., Ltd. (a)	12,400	81
Central Japan Railway Co.	47	371
Chiba Bank Ltd. (The)	15,000	90
Chubu Electric Power Co., Inc.	8,800	143
Chugai Pharmaceutical Co., Ltd. (a)	8,100	153
Citizen Holdings Co., Ltd.	14,300	84
Credit Saison Co., Ltd.	2,600	58
Dai Nippon Printing Co., Ltd.	14,600	114
Daicel Corp.	7,000	43
Daihatsu Motor Co., Ltd. (a)	9,000	158
Daiichi Sankyo Co., Ltd.	23,600	397
Daikin Industries Ltd.	4,700	132
Daito Trust Construction Co., Ltd.	4,300	408
Daiwa House Industry Co., Ltd.	26,600	378
Daiwa Securities Group, Inc.	52,000	196
Denki Kagaku Kogyo KK	18,000	63
Denso Corp.	18,650	635
East Japan Railway Co.	11,700	735
Eisai Co., Ltd.	19,500	856
FANUC Corp.	13,800	2,267
Fast Retailing Co., Ltd.	5,200	1,044
Fuji Electric Co., Ltd. (a)	8,000	20
Fuji Heavy Industries Ltd.	28,000	226
FUJIFILM Holdings Corp.	17,600	333
Fujitsu Ltd.	66,200	317
Fukuoka Financial Group, Inc.	22,000	86
Furukawa Electric Co., Ltd.	15,800	37
GS Yuasa Corp. (a)	16,000	73
Hamamatsu Photonics KK	3,200	108
Hankyu Hanshin Holdings, Inc.	25,000	126
Hirose Electric Co., Ltd.	1,000	99
Hisamitsu Pharmaceutical Co., Inc.	2,200	108
Hitachi Construction Machinery Co., Ltd. (a)	1,300	24
Hitachi Ltd.	121,000	744
Hitachi Metals Ltd.	8,000	95
Hokkaido Electric Power Co., Inc.	2,200	28
Honda Motor Co., Ltd. (a)	44,404	1,547
Hoya Corp.	35,200	776
Ibiden Co., Ltd.	4,300	78
IHI Corp.	31,000	66
Inpex Corp.	120	673
Isuzu Motors Ltd.	57,000	305
ITOCHU Corp.	42,000	441
Itochu Techno-Solutions Corp.	1,500	73
Japan Real Estate Investment Corp. REIT	26	239
Japan Retail Fund Investment Corp. REIT	83	132
Japan Steel Works Ltd. (The)	15,000	83
JFE Holdings, Inc.	12,900	216
JGC Corp.	17,000	492

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Japan (cont'd)
Joyo Bank Ltd. (The)	30,000	$137
JS Group Corp.	6,400	135
JSR Corp.	13,800	239
JX Holdings, Inc.	77,146	396
Kajima Corp.	33,400	98
Kaneka Corp. (a)	9,000	50
Kansai Electric Power Co., Inc. (The)	12,500	150
Kansai Paint Co., Ltd.	10,000	107
Kawasaki Heavy Industries Ltd. (a)	29,000	79
Keikyu Corp.	13,000	118
Keio Corp.	8,000	58
Keyence Corp.	1,440	356
Kintetsu Corp. (a)	54,200	216
Kobe Steel Ltd.	68,000	82
Komatsu Ltd.	73,100	1,752
Konami Corp.	4,100	93
Konica Minolta Holdings, Inc.	16,500	130
Kubota Corp.	93,000	858
Kuraray Co., Ltd.	28,500	369
Kurita Water Industries Ltd. (a)	1,900	44
Kyocera Corp.	5,900	509
Kyushu Electric Power Co., Inc.	5,400	64
Mabuchi Motor Co., Ltd. (a)	1,000	40
Makita Corp.	5,200	183
Marubeni Corp.	56,000	373
Mitsubishi Chemical Holdings Corp.	46,000	203
Mitsubishi Corp.	38,100	769
Mitsubishi Electric Corp.	54,800	457
Mitsubishi Estate Co., Ltd.	61,000	1,094
Mitsubishi Heavy Industries Ltd.	93,000	378
Mitsubishi Logistics Corp.	3,000	32
Mitsubishi Materials Corp.	66,000	191
Mitsubishi Tanabe Pharma Corp.	8,400	121
Mitsubishi UFJ Financial Group, Inc. (See Note G)	203,946	976
Mitsui & Co., Ltd.	46,400	688
Mitsui Chemicals, Inc.	18,000	45
Mitsui Fudosan Co., Ltd.	43,400	842
Mitsui OSK Lines Ltd.	8,000	29
Mizuho Financial Group, Inc.	493,800	836
MS&AD Insurance Group Holdings	10,360	181
Murata Manufacturing Co., Ltd.	7,200	378
Nabtesco Corp. (a)	4,400	98
NEC Corp. (a)(d)	85,400	133
NGK Insulators Ltd.	10,600	117
NGK Spark Plug Co., Ltd.	14,000	185
NHK Spring Co., Ltd.	7,000	75
Nidec Corp. (a)	2,900	220
Nikon Corp.	9,900	301
Nintendo Co., Ltd.	2,800	327
Nippon Building Fund, Inc. REIT	30	290
Nippon Electric Glass Co., Ltd.	11,500	68
Nippon Express Co., Ltd.	28,800	119

	Shares	Value (000)
Nippon Paper Group, Inc. (a)	3,200	$51
Nippon Steel Corp.	168,000	381
Nippon Telegraph & Telephone Corp.	9,000	418
Nippon Yusen KK	37,000	98
Nishi-Nippon City Bank Ltd. (The)	15,000	37
Nissan Motor Co., Ltd.	66,000	625
Nitto Denko Corp.	15,000	640
NKSJ Holdings, Inc.	6,600	141
Nomura Holdings, Inc.	73,600	275
Nomura Research Institute Ltd. (a)	5,000	110
NSK Ltd.	19,000	123
NTN Corp.	14,000	44
NTT Data Corp.	54	166
NTT DoCoMo, Inc.	123	205
Obayashi Corp.	22,000	96
OJI Paper Co., Ltd.	39,400	151
Omron Corp.	8,300	175
Ono Pharmaceutical Co., Ltd.	2,800	176
Oracle Corp. Japan	1,600	69
Oriental Land Co., Ltd.	2,100	240
ORIX Corp. (a)	400	37
Osaka Gas Co., Ltd.	32,600	137
Otsuka Holdings Co., Ltd.	8,500	260
Panasonic Corp.	64,600	525
Resona Holdings, Inc.	10,600	44
Rinnai Corp.	1,500	103
Rohm Co., Ltd.	5,100	196
Sanrio Co., Ltd. (a)	2,000	73
Santen Pharmaceutical Co., Ltd.	6,200	254
SBI Holdings, Inc.	383	28
Secom Co., Ltd.	5,400	248
Seiko Epson Corp. (a)	4,700	48
Sekisui Chemical Co., Ltd.	15,000	140
Sekisui House Ltd.	32,600	308
Sharp Corp. (a)	26,200	133
Shimamura Co., Ltd.	800	93
Shimano, Inc. (a)	6,700	438
Shimizu Corp.	23,600	82
Shin-Etsu Chemical Co., Ltd.	33,096	1,821
Shinsei Bank Ltd.	37,000	45
Shionogi & Co., Ltd.	10,500	143
Shizuoka Bank Ltd. (The) (a)	14,000	144
Showa Denko KK	26,000	51
Showa Shell Sekiyu KK (a)	6,400	39
SMC Corp.	4,200	727
Softbank Corp.	29,900	1,112
Sony Corp.	22,897	326
Stanley Electric Co., Ltd.	2,600	40
Sumitomo Chemical Co., Ltd.	47,600	146
Sumitomo Corp.	27,800	389
Sumitomo Electric Industries Ltd.	17,500	218
Sumitomo Heavy Industries Ltd.	14,000	63
Sumitomo Metal Industries Ltd.	101,000	166

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Japan (cont'd)
Sumitomo Metal Mining Co., Ltd.	60,800	$684
Sumitomo Mitsui Financial Group, Inc.	23,100	762
Sumitomo Mitsui Trust Holdings, Inc.	126,544	378
Sumitomo Realty & Development Co., Ltd.	19,000	467
Sysmex Corp.	3,400	134
T&D Holdings, Inc.	12,000	128
Taiheiyo Cement Corp.	22,000	50
Taisei Corp.	33,000	88
Takeda Pharmaceutical Co., Ltd.	64,200	2,913
TDK Corp.	4,400	179
Teijin Ltd.	31,400	96
Terumo Corp.	14,400	592
THK Co., Ltd.	7,200	136
Tobu Railway Co., Ltd.	28,400	150
Tohoku Electric Power Co., Inc. (a)(d)	7,400	74
Tokio Marine Holdings, Inc.	19,752	497
Tokyo Electron Ltd.	16,100	753
Tokyo Gas Co., Ltd.	37,600	192
Tokyu Corp.	34,400	162
Tokyu Land Corp.	32,000	159
TonenGeneral Sekiyu KK (a)	12,000	106
Toppan Printing Co., Ltd. (a)	14,600	98
Toray Industries, Inc.	111,100	758
Toshiba Corp.	105,000	398
Tosoh Corp.	20,000	54
TOTO Ltd.	13,600	102
Toyo Seikan Kaisha Ltd.	6,800	82
Toyota Industries Corp.	2,750	79
Toyota Motor Corp.	45,000	1,814
Trend Micro, Inc.	9,000	266
Unicharm Corp.	9,100	518
Ushio, Inc.	1,600	20
USS Co., Ltd.	1,060	114
West Japan Railway Co.	1,600	66
Yahoo! Japan Corp.	650	210
Yamada Denki Co., Ltd.	3,570	182
Yamaha Corp.	4,300	44
Yamaha Motor Co., Ltd. (a)	1,800	17
Yamato Holdings Co., Ltd. (a)	9,000	145
Yaskawa Electric Corp.	10,000	76
Yokogawa Electric Corp.	9,400	97
		62,864
Korea, Republic of (1.4%)
Amorepacific Corp.	22	20
Cheil Industries, Inc.	481	42
Daewoo Securities Co., Ltd.	1,230	11
Doosan Heavy Industries and Construction Co., Ltd.	646	33
E-Mart Co., Ltd.	159	35
GS Engineering & Construction Corp.	417	28
Hana Financial Group, Inc.	1,290	41
Hyundai Engineering & Construction Co., Ltd.	500	29

	Shares	Value (000)
Hyundai Heavy Industries Co., Ltd.	284	$65
Hyundai Mobis	397	96
Hyundai Motor Co.	949	195
Hyundai Steel Co.	507	38
Industrial Bank of Korea	2,060	23
KB Financial Group, Inc.	2,410	79
Kia Motors Corp.	1,430	94
Korea Electric Power Corp. (d)	1,710	38
Korea Exchange Bank (d)	3,450	25
Korean Air Lines Co., Ltd. (d)	248	11
KT Corp.	1,430	38
KT&G Corp.	749	53
LG Chem Ltd.	298	77
LG Corp.	1,151	56
LG Display Co., Ltd. (d)	1,520	29
LG Electronics, Inc.	675	36
LG Household & Health Care Ltd.	62	33
Lotte Shopping Co., Ltd.	87	24
NCSoft Corp.	104	25
Nexon Co., Ltd. (d)	3,100	61
NHN Corp.	282	62
OCI Co., Ltd.	119	24
POSCO	400	128
S-Oil Corp.	490	39
Samsung C&T Corp.	985	57
Samsung Electro-Mechanics Co., Ltd.	391	37
Samsung Electronics Co., Ltd.	1,696	1,798
Samsung Electronics Co., Ltd. (Preference)	124	82
Samsung Engineering Co., Ltd.	238	38
Samsung Fire & Marine Insurance Co., Ltd.	256	51
Samsung Heavy Industries Co., Ltd.	1,520	50
Samsung SDI Co., Ltd.	244	33
Samsung Securities Co., Ltd.	482	21
Samsung Techwin Co., Ltd.	263	18
Shinhan Financial Group Co., Ltd.	2,670	93
Shinsegae Co., Ltd.	56	10
SK Hynix, Inc. (d)	3,060	65
SK Innovation Co., Ltd.	427	52
SK Telecom Co., Ltd.	333	36
Woori Finance Holdings Co., Ltd.	1,590	17
		4,046
Malta (0.0%)
BGP Holdings PLC (d)(f)(g)	72,261	—
Netherlands (3.4%)
Aegon N.V.	72,081	336
Akzo Nobel N.V.	15,327	721
ASML Holding N.V.	22,764	1,160
Corio N.V. REIT	2,365	104
Fugro N.V. CVA	2,487	151
Gemalto N.V. (a)	2,295	165
Heineken N.V. (a)	9,829	513
ING Groep N.V. CVA (d)	106,951	722

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Netherlands (cont'd)
Koninklijke Ahold N.V.	30,127	$373
Koninklijke Boskalis Westminster N.V.	817	27
Koninklijke DSM N.V.	5,811	287
Koninklijke KPN N.V. (a)	96,179	921
Koninklijke Philips Electronics N.V.	54,828	1,084
Randstad Holding N.V.	827	25
Reed Elsevier N.V.	40,092	459
SBM Offshore N.V. (d)	6,287	87
TNT Express N.V.	35,304	413
Unilever N.V. CVA	66,455	2,224
Wolters Kluwer N.V.	28,912	460
		10,232
Norway (1.5%)
Aker Solutions ASA	5,795	82
DnB ASA	39,708	395
Norsk Hydro ASA (a)	39,166	177
Orkla ASA	39,932	290
Statoil ASA	33,491	801
Subsea 7 SA	6,763	134
Telenor ASA	86,526	1,443
Veripos, Inc. (d)(f)	676	2
Yara International ASA	26,152	1,145
		4,469
Philippines (1.0%)
Aboitiz Equity Ventures, Inc.	231,000	270
Aboitiz Power Corp.	198,700	162
Alliance Global Group, Inc.	438,900	122
Ayala Corp.	24,096	270
Ayala Land, Inc.	578,500	298
Bank of the Philippine Islands	195,500	347
Energy Development Corp.	840,000	120
Manila Electric Co.	31,000	187
Metropolitan Bank & Trust	115,200	254
Philippine Long Distance Telephone Co.	5,120	322
SM Investments Corp.	20,140	350
SM Prime Holdings, Inc.	726,250	226
		2,928
Russia (0.0%)
Evraz PLC	10,380	43
Singapore (2.3%)
Ascendas Real Estate Investment Trust REIT	60,000	102
CapitaLand Ltd.	100,000	216
CapitaMall Trust REIT	85,514	130
City Developments Ltd.	22,741	203
ComfortDelGro Corp., Ltd.	64,538	79
DBS Group Holdings Ltd.	85,678	946
Fraser and Neave Ltd.	42,000	234
Genting Singapore PLC (a)	284,000	319
Jardine Cycle & Carriage Ltd.	3,034	112
Keppel Corp., Ltd.	60,500	496
Noble Group Ltd.	100,090	89

	Shares	Value (000)
Olam International Ltd. (a)	15,000	$22
Oversea-Chinese Banking Corp., Ltd.	157,758	1,102
SembCorp Industries Ltd.	44,183	181
SembCorp Marine Ltd. (a)	40,000	153
Singapore Airlines Ltd. (a)	29,010	239
Singapore Exchange Ltd.	24,581	123
Singapore Press Holdings Ltd. (a)	34,083	105
Singapore Technologies Engineering Ltd.	52,000	128
Singapore Telecommunications Ltd.	309,115	808
United Overseas Bank Ltd.	72,448	1,077
Wilmar International Ltd.	45,000	129
		6,993
South Africa (0.6%)
SABMiller PLC	42,514	1,708
Sweden (2.8%)
Alfa Laval AB	9,694	167
Assa Abloy AB, Class B	9,700	271
Atlas Copco AB, Class A	22,880	494
Atlas Copco AB, Class B	12,584	241
Boliden AB	1,783	25
Electrolux AB, Class B	4,133	82
Elekta AB, Class B	2,929	134
Getinge AB, Class B	11,118	275
Hennes & Mauritz AB, Class B	29,820	1,072
Holmen AB, Class B	1,793	49
Husqvarna AB, Class B	5,059	24
Investor AB, Class B	16,373	313
Lundin Petroleum AB (d)	5,245	98
Nordea Bank AB	106,371	921
Sandvik AB	34,281	441
Securitas AB, Class B	4,048	31
Skanska AB, Class B	20,452	314
SKF AB, Class B	10,619	210
SSAB AB, Class A	7,094	59
Svenska Cellulosa AB, Class B	20,416	307
Svenska Handelsbanken AB, Class A	23,515	775
Swedish Match AB	7,820	316
Tele2 AB, Class B	7,808	121
Telefonaktiebolaget LM Ericsson, Class B	78,906	720
TeliaSonera AB	67,909	434
Volvo AB, Class A	14,165	164
Volvo AB, Class B	34,042	390
		8,448
Switzerland (8.3%)
ABB Ltd. (Registered) (d)	116,059	1,894
Baloise Holding AG (Registered)	1,870	123
Banque Cantonale Vaudoise (Registered)	113	60
Cie Financiere Richemont SA	6,054	332
Credit Suisse Group AG (Registered) (d)	17,015	311
GAM Holding AG (d)	3,956	44
Geberit AG (Registered) (d)	1,155	228
Givaudan SA (Registered) (d)	215	211

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Switzerland (cont'd)
Holcim Ltd. (Registered) (d)	6,542	$362
Julius Baer Group Ltd. (d)	5,345	194
Logitech International SA (Registered) (a)(d)	2,992	32
Lonza Group AG (Registered) (d)	1,317	55
Nestle SA (Registered)	113,329	6,760
Novartis AG (Registered)	77,484	4,322
Pargesa Holding SA	209	12
Roche Holding AG (Genusschein)	22,712	3,921
Schindler Holding AG	2,008	225
Sonova Holding AG (Registered) (d)	1,290	124
Straumann Holding AG (Registered) (a)	484	71
Sulzer AG (Registered)	646	77
Swatch Group AG (The)	359	142
Swatch Group AG (The) (Registered)	689	48
Swiss Life Holding AG (Registered) (d)	775	73
Swiss Prime Site AG (Registered) (d)	1,412	118
Swiss Re AG (d)	13,062	821
Swisscom AG (Registered)	844	339
Syngenta AG (Registered)	6,458	2,205
UBS AG (Registered) (d)	56,794	664
Zurich Insurance Group AG (d)	3,771	851
		24,619
Thailand (0.3%)
Bangkok Bank PCL	17,800	108
Bangkok Bank PCL (Foreign Registered)	32,100	210
Bank of Ayudhya PCL (Foreign)	71,500	68
Kasikornbank PCL	22,600	116
Kasikornbank PCL (Foreign)	44,100	230
Krung Thai Bank PCL	99,100	50
Siam Commercial Bank PCL (Foreign)	57,700	270
		1,052
United Kingdom (22.9%)
3i Group PLC	14,012	43
Aberdeen Asset Management PLC	27,550	112
Admiral Group PLC	5,041	94
Aggreko PLC	35,863	1,167
AMEC PLC	12,459	197
Anglo American PLC	38,159	1,252
ARM Holdings PLC	85,867	684
AstraZeneca PLC	44,992	2,011
Aviva PLC	78,105	334
BAE Systems PLC	106,731	483
Balfour Beatty PLC	33,476	157
Barclays PLC	250,643	642
BG Group PLC	117,962	2,414
BHP Billiton PLC	22,791	651
BP PLC	399,103	2,674
British American Tobacco PLC	46,765	2,380
British Land Co., PLC REIT	30,701	246
British Sky Broadcasting Group PLC	80,070	874
BT Group PLC	336,793	1,116

	Shares	Value (000)
Bunzl PLC	12,927	$212
Burberry Group PLC	4,860	101
Capita PLC	6,717	69
Capital Shopping Centres Group PLC REIT	17,037	86
Carnival PLC	7,845	268
Centrica PLC	98,963	493
Cobham PLC	41,151	150
Compass Group PLC	83,308	874
Croda International PLC	4,019	143
Diageo PLC	67,462	1,735
Experian PLC	26,351	372
G4S PLC	14,295	62
GKN PLC	42,046	120
GlaxoSmithKline PLC	168,367	3,818
Hammerson PLC REIT	24,599	171
HSBC Holdings PLC	706,372	6,228
ICAP PLC	5,111	27
IMI PLC	9,667	126
Imperial Tobacco Group PLC	19,142	737
Intercontinental Hotels Group PLC	13,994	338
International Power PLC	13,555	89
Intertek Group PLC	4,207	177
Invensys PLC	21,047	73
Investec PLC	4,960	29
J Sainsbury PLC	44,001	208
Johnson Matthey PLC	5,765	200
Kingfisher PLC	35,198	159
Land Securities Group PLC REIT	27,487	319
Legal & General Group PLC	208,836	419
Lloyds Banking Group PLC (d)	370,178	182
Man Group PLC	53,875	64
Marks & Spencer Group PLC	51,838	265
National Grid PLC	104,557	1,107
Next PLC	7,151	359
Old Mutual PLC	143,601	342
Pearson PLC	37,947	754
Petrofac Ltd.	9,768	214
Prudential PLC	66,439	770
Reckitt Benckiser Group PLC	22,977	1,212
Reed Elsevier PLC	49,612	398
Resolution Ltd.	3,308	10
Rexam PLC	23,306	154
Rio Tinto PLC	42,279	2,019
Rolls-Royce Holdings PLC (d)	54,769	739
Royal Bank of Scotland Group PLC (d)	63,899	217
Royal Dutch Shell PLC, Class A	126,833	4,273
Royal Dutch Shell PLC, Class B	96,049	3,352
RSA Insurance Group PLC	104,758	178
Sage Group PLC (The)	60,492	263
Schroders PLC	2,140	45
Segro PLC REIT	25,562	87
Serco Group PLC	5,810	49
Severn Trent PLC	15,300	396

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Smith & Nephew PLC	104,722	$1,048
Smiths Group PLC	12,057	192
SSE PLC	46,176	1,007
Standard Chartered PLC	90,579	1,975
Standard Life PLC	56,990	209
Tesco PLC	247,194	1,202
TUI Travel PLC	9,933	26
Unilever PLC	27,230	915
United Utilities Group PLC	6,703	71
Vodafone Group PLC	2,100,992	5,903
Whitbread PLC	8,223	262
Wolseley PLC	7,705	288
WPP PLC	161,254	1,960
Xstrata PLC	40,712	514
		68,355
United States (0.2%)
Johnson & Johnson	6,409	433
Lend Lease Group REIT (Stapled Securities) (b)(c)	5,983	44
		477
Total Common Stocks (Cost $283,295)		258,545
	No. of Rights
Rights (0.0%)
Australia (0.0%)
Echo Entertainment Group Ltd. (d) (Cost $—)	987	1
	Shares
Short-Term Investments (16.0%)
Securities held as Collateral on Loaned Securities (4.8%)
Investment Company (4.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G)	13,868,723	13,869
	Face Amount (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (0.15%, dated 6/29/12, due 7/2/12; proceeds $166; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 3.13% due 2/15/42; valued at $170)	$166	166
Merrill Lynch & Co., Inc., (0.18%, dated 6/29/12, due 7/2/12; proceeds $217; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 3.75% due 3/27/19; valued at $221)	217	217
		383
Total Securities held as Collateral on Loaned Securities (Cost $14,252)		14,252

	Shares	Value (000)
Investment Company (11.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $33,390)	33,389,796	$33,390
Total Short-Term Investments (Cost $47,642)		47,642
Total Investments (102.7%) (Cost $330,937) Including $14,050 of Securities Loaned (h)(i)		306,188
Liabilities in Excess of Other Assets (-2.7%)		(8,069)
Net Assets (100.0%)		$298,119

(a)  All or a portion of this security was on loan at June 30, 2012.

(b)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(c)  Comprised of securities in separate entities that are traded as a single stapled security.

(d)  Non-income producing security.

(e)  Security trades on the Hong Kong exchange.

(f)  At June 30, 2012, the Portfolio held a fair valued security valued at approximately $2,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(g)  Security has been deemed illiquid at June 30, 2012.

(h)  Securities are available for collateral in connection with open foreign currency exchange and futures contracts.

(i)  The approximate fair value and percentage of net assets, $255,790,000 and 85.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

@  Value is less than $500.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

VVPR  Verminderde Voorheffing Précompte Réduit.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse London Branch (GFX)	CAD	1,855	$1,822	7/19/12	USD	1,821	$1,821	$(1)
Credit Suisse London Branch (GFX)	USD	8,241	8,241	7/19/12	EUR	6,499	8,226	(15)
Deutsche Bank AG London	EUR	1,582	2,002	7/19/12	USD	2,006	2,006	4
Deutsche Bank AG London	GBP	1,231	1,928	7/19/12	USD	1,934	1,934	6
Deutsche Bank AG London	USD	947	947	7/19/12	EUR	762	965	18
Goldman Sachs International	USD	1,711	1,711	7/19/12	EUR	1,350	1,708	(3)
JPMorgan Chase Bank	USD	5,333	5,333	7/19/12	EUR	4,206	5,324	(9)
Mellon Bank	USD	4,335	4,335	7/19/12	AUD	4,268	4,362	27
Mellon Bank	USD	2,773	2,773	7/19/12	EUR	2,187	2,768	(5)
Royal Bank of Scotland	JPY	407,957	5,105	7/19/12	USD	5,164	5,164	59
Royal Bank of Scotland	USD	6,858	6,858	7/19/12	JPY	551,482	6,900	42
State Street Bank and Trust Co.	USD	599	599	7/19/12	HKD	4,647	599	— @
UBS AG	USD	2,379	2,379	7/19/12	EUR	1,876	2,375	(4)
UBS AG	USD	1,283	1,283	7/19/12	GBP	816	1,279	(4)
			$45,316				$45,431	$115

@  Value is less than $500.

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
ASX Spi 200 Index (Australia)	19	$1,972	Sep-12	$(10)
CAC 40 Index (France)	151	6,100	Jul-12	281
DAX Index (Germany)	17	3,448	Sep-12	115
Euro STOXX 50 Index (Germany)	463	13,213	Sep-12	307
FTSE 100 Index (United Kingdom)	32	2,768	Sep-12	46
Hang Seng China Index (Hong Kong)	84	10,529	Jul-12	230
				$969

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

JPY  —  Japanese Yen

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	63.7%
Investment Company	11.4
Pharmaceuticals	9.7
Commercial Banks	9.4
Oil, Gas & Consumable Fuels	5.8
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments excluding Securities held as Collateral on Loaned Securities as of June 30, 2012.

**  Industries representing less than 5% of total investments.

***  Does not include open long futures contracts with an underlying face amount of approximately $38,030,000 and net unrealized appreciation of approximately $969,000. Also does not include open foreign currency exchange contracts with net unrealized appreciation of approximately $115,000.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Active International Allocation Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $281,424)	$257,953
Investment in Securities of Affiliated Issuers, at Value (Cost $49,513)	48,235
Total Investments in Securities, at Value (Cost $330,937)	306,188
Foreign Currency, at Value (Cost $3,202)	3,215
Cash	1
Receivable for Variation Margin	2,963
Dividends Receivable	803
Tax Reclaim Receivable	326
Unrealized Appreciation on Foreign Currency Exchange Contracts	156
Receivable for Portfolio Shares Sold	12
Receivable for Investments Sold	9
Receivable from Affiliate	5
Other Assets	39
Total Assets	313,717
Liabilities:
Collateral on Securities Loaned, at Value	14,252
Unrealized Depreciation on Foreign Currency Exchange Contracts	41
Deferred Capital Gain Country Tax	27
Payable for Portfolio Shares Redeemed	546
Payable for Advisory Fees	395
Payable for Sub Transfer Agency Fees	105
Payable for Custodian Fees	53
Payable for Professional Fees	42
Payable for Investments Purchased	35
Payable for Administration Fees	19
Payable for Directors' Fees and Expenses	12
Payable for Distribution and Shareholder Servicing Fees — Class P	2
Payable for Distribution and Shareholder Servicing Fees — Class H	— @
Payable for Distribution and Shareholder Servicing Fees — Class L	— @
Payable for Transfer Agent Fees	1
Other Liabilities	68
Total Liabilities	15,598
Net Assets	$298,119
Net Assets Consist Of:
Paid-in-Capital	$391,157
Undistributed Net Investment Income	3,120
Accumulated Net Realized Loss	(72,333)
Unrealized Appreciation (Depreciation) on:
Investments (Net of approximately $27 Deferred Capital Gain Country Tax)	(23,498)
Investments in Affiliates	(1,278)
Futures Contracts	969
Foreign Currency Exchange Contracts	115
Foreign Currency Translations	(133)
Net Assets	$298,119

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Active International Allocation Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
CLASS I:
Net Assets	$289,961
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	28,047,065
Net Asset Value, Offering and Redemption Price Per Share	$10.34
CLASS P:
Net Assets	$8,138
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	772,885
Net Asset Value, Offering and Redemption Price Per Share	$10.53
CLASS H:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	991
Net Asset Value, Redemption Price Per Share	$10.53
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.53
Maximum Offering Price Per Share	$11.06
CLASS L:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	991
Net Asset Value, Offering and Redemption Price Per Share	$10.53
(1) Including: Securities on Loan, at Value:	$14,050

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Active International Allocation Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $603 of Foreign Taxes Withheld)	$6,118
Income from Securities Loaned — Net	242
Dividends from Securities of Affiliated Issuers (Net of $1 of Foreign Taxes Withheld)	45
Interest from Securities of Unaffiliated Issuers	1
Total Investment Income	6,406
Expenses:
Advisory Fees (Note B)	1,019
Administration Fees (Note C)	125
Sub Transfer Agency Fees	95
Custodian Fees (Note F)	94
Professional Fees	55
Shareholder Reporting Fees	49
Pricing Fees	30
Registration Fees	17
Distribution and Shareholder Servicing Fees — Class P (Note D)	12
Distribution and Shareholder Servicing Fees — Class H (Note D)	— @
Distribution and Shareholder Servicing Fees — Class L (Note D)	— @
Transfer Agency Fees (Note E)	11
Directors' Fees and Expenses	5
Other Expenses	7
Total Expenses	1,519
Waiver of Advisory Fees (Note B)	(97)
Rebate from Morgan Stanley Affiliate (Note G)	(24)
Net Expenses	1,398
Net Investment Income	5,008
Realized Loss:
Investments Sold	(1,990)
Investments in Affiliates	(228)
Foreign Currency Exchange Contracts	(714)
Foreign Currency Transactions	(234)
Futures Contracts	(2,147)
Net Realized Loss	(5,313)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax Accrual of approximately $26)	7,137
Investments in Affiliates	352
Foreign Currency Exchange Contracts	380
Foreign Currency Translations	30
Futures Contracts	1,113
Net Change in Unrealized Appreciation (Depreciation)	9,012
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	3,699
Net Increase in Net Assets Resulting from Operations	$8,707

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Active International Allocation Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$5,008	$9,429
Net Realized Gain (Loss)	(5,313)	20,487
Net Change in Unrealized Appreciation (Depreciation)	9,012	(88,922)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,707	(59,006)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(6,740)
Class P:
Net Investment Income	—	(195)
Total Distributions	—	(6,935)
Capital Share Transactions:(1)
Class I:
Subscribed	11,364	16,620
Distributions Reinvested	—	6,595
Redeemed	(31,815)	(98,789)
Class P:
Subscribed	369	2,040
Distributions Reinvested	—	193
Redeemed	(2,961)	(4,111)
Class H:
Subscribed	10 *	—
Class L:
Subscribed	10 *	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(23,023)	(77,452)
Redemption Fees	— @	1
Total Decrease in Net Assets	(14,316)	(143,392)
Net Assets:
Beginning of Period	312,435	455,827
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $3,120 and $(1,888))	$298,119	$312,435
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,052	1,394
Shares Issued on Distributions Reinvested	—	673
Shares Redeemed	(3,005)	(8,669)
Net Decrease in Class I Shares Outstanding	(1,953)	(6,602)
Class P:
Shares Subscribed	35	166
Shares Issued on Distributions Reinvested	—	19
Shares Redeemed	(274)	(352)
Net Decrease in Class P Shares Outstanding	(239)	(167)
Class H:
Shares Subscribed	1 *	—
Class L:
Shares Subscribed	1 *	—

@  Amount is less than $500.

*  For the period June 15, 2012 through June 30, 2012.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Active International Allocation Portfolio

	Class I
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$10.07		$12.06		$11.30		$9.11		$15.92	$15.10
Income (Loss) from Investment Operations:
Net Investment Income†	0.17		0.27		0.20		0.21		0.35	0.30
Net Realized and Unrealized Gain (Loss)	0.10		(2.03)		0.81		2.26		(6.41)	1.96
Total from Investment Operations	0.27		(1.76)		1.01		2.47		(6.06)	2.26
Distributions from and/or in Excess of:
Net Investment Income	—		(0.23)		(0.25)		(0.28)		(0.14)	(0.54)
Net Realized Gain	—		—		—		—		(0.61)	(0.90)
Total Distributions	—		(0.23)		(0.25)		(0.28)		(0.75)	(1.44)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$10.34		$10.07		$12.06		$11.30		$9.11	$15.92
Total Return++	2.68	%#	(14.56)%		8.95%		27.26%		(39.25)%	15.30%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$289,961		$302,048		$441,350		$532,584		$565,313	$1,093,735
Ratio of Expenses to Average Net Assets (1)	0.88	%+*	0.84	%+††^	0.79	%+††	0.79	%+	0.79%+	0.80	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.84	%+††^	0.79	%+††	0.79	%+	0.79%+	0.80	%+
Ratio of Net Investment Income to Average Net Assets (1)	3.20	%+*	2.33	%+††	1.82	%+††	2.23	%+	2.70%+	1.93	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%*	0.01	%††	0.01	%††	0.01%		0.01%	0.00	%§
Portfolio Turnover Rate	16	%#	26%		19%		33%		34%	28%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.96	%*	0.95	%††	0.92	%+††	0.85	%+	0.82%+	0.81	%+
Net Investment Income to Average Net Assets	3.12	%*	2.22	%††	1.69	%+††	2.17	%+	2.67%+	1.92	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

^  Effective July 1, 2011, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to July 1, 2011, the maximum ratio was 0.80% for Class I shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Active International Allocation Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$10.27		$12.28		$11.50		$9.27		$16.20	$15.36
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.25		0.18		0.18		0.29	0.24
Net Realized and Unrealized Gain (Loss)	0.11		(2.07)		0.81		2.31		(6.48)	2.01
Total from Investment Operations	0.26		(1.82)		0.99		2.49		(6.19)	2.25
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)		(0.21)		(0.26)		(0.13)	(0.51)
Net Realized Gain	—		—		—		—		(0.61)	(0.90)
Total Distributions	—		(0.19)		(0.21)		(0.26)		(0.74)	(1.41)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$10.53		$10.27		$12.28		$11.50		$9.27	$16.20
Total Return++	2.53	%#	(14.75)%		8.69%		26.99%		(39.41)%	14.95%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,138		$10,387		$14,477		$16,479		$7,614	$5,285
Ratio of Expenses to Average Net Assets (1)	1.13	%+*	1.09	%+††^	1.04	%+††	1.04	%+	1.04%+	1.05	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.09	%+††^	1.04	%+††	1.04	%+	1.04%+	1.05	%+
Ratio of Net Investment Income to Average Net Assets (1)	2.86	%+*	2.08	%+††	1.57	%+††	1.80	%+	2.32%+	1.52	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%*	0.01	%††	0.01	%††	0.01%		0.01%	0.00	%§
Portfolio Turnover Rate	16	%#	26%		19%		33%		34%	28%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.21	%*	1.20	%††	1.17	%+††	1.10	%+	1.07%+	1.06	%+
Net Investment Income to Average Net Assets	2.78	%*	1.97	%††	1.44	%+††	1.74	%+	2.29%+	1.51	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

^  Effective July 1, 2011, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class P shares. Prior to July 1, 2011, the maximum ratio was 1.05% for Class P shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Active International Allocation Portfolio

	Class H
Selected Per Share Data and Ratios	Period from June 14, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$10.09
Income (Loss) from Investment Operations:
Net Investment Income†	0.00	‡
Net Realized and Unrealized Gain	0.44
Total from Investment Operations	0.44
Net Asset Value, End of Period	$10.53
Total Return++	4.36	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets (1)	1.12	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.36	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%*
Portfolio Turnover Rate	16	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	1.17	%*
Net Investment Income to Average Net Assets	0.31	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Active International Allocation Portfolio

	Class L
Selected Per Share Data and Ratios	Period from June 14, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$10.09
Income (Loss) from Investment Operations:
Net Investment Income†	(0.00	)‡
Net Realized and Unrealized Gain	0.44
Total from Investment Operations	0.44
Net Asset Value, End of Period	$10.53
Total Return++	4.36	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses Average Net Assets (1)	1.62	%+*
Ratio of Net Investment Income to Average Net Assets (1)	(0.17	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%*
Portfolio Turnover Rate	16	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.74	%*
Net Investment Income to Average Net Assets	(0.29	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Active International Allocation Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily, in accordance with country and sector weightings determined by Morgan Stanley Investment Management Inc. (the "Adviser"), in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices. The Portfolio offers four classes of shares — Class I, Class P, Class H and L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—		$2,063	$—		$2,063
Air Freight & Logistics	—		1,137	—		1,137
Airlines	—		364	—		364
Auto Components	—		2,950	—		2,950
Automobiles	—		8,949	—		8,949
Beverages	—		5,874	—		5,874
Biotechnology	—		188	—		188
Building Products	—		1,504	—		1,504
Capital Markets	—		1,640	—		1,640
Chemicals	—		13,734	—		13,734
Commercial Banks	—		27,539	—		27,539
Commercial Services & Supplies	—		1,968	—		1,968
Communications Equipment	—		882	—		882
Computers & Peripherals	—		1,093	—		1,093
Construction & Engineering	—		2,170	—		2,170
Construction Materials	—		929	—		929
Consumer Finance	—		95	—		95
Containers & Packaging	—		379	—		379
Distributors	—		112	—		112
Diversified Consumer Services	—		89	—		89
Diversified Financial Services	—		1,949	—	†	1,949
Diversified Telecommunication Services	—		7,938	—		7,938
Electric Utilities	—	†	3,730	—		3,730
Electrical Equipment	—		3,674	—		3,674
Electronic Equipment, Instruments & Components	—		4,159	—		4,159
Energy Equipment & Services	—		1,575	2		1,577
Food & Staples Retailing	—		3,428	—		3,428
Food Products	225		11,275	—		11,500
Gas Utilities	—		367	—		367
Health Care Equipment & Supplies	—		2,751	—		2,751
Health Care Providers & Services	—		745	—		745
Hotels, Restaurants & Leisure	—		2,598	—		2,598
Household Durables	—		1,758	—		1,758
Household Products	—		2,008	—		2,008
Independent Power Producers & Energy Traders	—		371	—		371
Industrial Conglomerates	—		7,276	—		7,276

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Information Technology Services	$—		$464	$—		$464
Insurance	—		9,655	—		9,655
Internet Software & Services	—		323	—		323
Leisure Equipment & Products	—		783	—		783
Life Sciences Tools & Services	—		55	—		55
Machinery	—		11,160	—		11,160
Marine	—		653	—		653
Media	—		5,481	—		5,481
Metals & Mining	2,052		9,667	—		11,719
Multi-Utilities	—		2,346	—		2,346
Multiline Retail	—		750	—		750
Office Electronics	—		671	—		671
Oil, Gas & Consumable Fuels	—		17,050	—		17,050
Paper & Forest Products	—		1,001	—		1,001
Personal Products	—		252	—		252
Pharmaceuticals	433		27,758	—		28,191
Professional Services	—		643	—		643
Real Estate Investment Trusts (REITs)	—		3,570	—		3,570
Real Estate Management & Development	—		4,548	—		4,548
Road & Rail	43		2,333	—		2,376
Semiconductors & Semiconductor Equipment	—		4,895	—		4,895
Software	—		3,571	—		3,571
Specialty Retail	—		2,786	—		2,786
Textiles, Apparel & Luxury Goods	—		1,033	—		1,033
Tobacco	—		3,522	—		3,522
Trading Companies & Distributors	—		3,356	—		3,356
Transportation Infrastructure	—		148	—		148
Water Utilities	—		467	—		467
Wireless Telecommunication Services	—		7,588	—		7,588
Total Common Stocks	2,753	†	255,790	2	†	258,545
Rights	—		1	—		1
Short-Term Investments
Investment Company	47,259		—	—		47,259
Repurchase Agreements	—		383	—		383
Total Short-Term Investments	47,259		383	—		47,642
Futures Contracts	979		—	—		979
Foreign Currency Exchange Contracts	—		156	—		156
Total Assets	50,991	†	256,330	2	†	307,323
Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Liabilities:
Futures Contracts	$(10)		$—	$—		$(10)
Foreign Currency Exchange Contracts	—		(41)	—		(41)
Total Liabilities	(10)		(41)	—		(51)
Total	$50,981	†	$256,289	$2	†	$307,272

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $250,427,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)
Beginning Balance	$—	†
Purchases	3
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	(1)
Realized gains (losses)	—
Ending Balance	$2	†
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2012	$(1)

†  Includes one or more securities which are valued at zero.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2012.

	Fair Value at June 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stock
Energy Equipment & Services	$2	Intrinsic Valuation	Market Value of Parent Company	—	—	—	INCREASE

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes,

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk for loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio's initial investment in such contracts.

Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the currency contract can be higher or lower than the spot rate between the currencies that are the subject of the currency contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such currency contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or (loss). The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolios use derivative instruments, how these

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2012.

Primary Risk Exposure	Statement of Assets and Liabilities	Foreign Currency Exchange Contracts (000)	Futures Contracts (000)(a)
Assets:
Currency Risk	Receivables	$156	$—
Equity Risk	Receivables	—	979
Total Receivables		$156	$979
Liabilities:
Currency Risk	Payables	$(41)	$—
Equity Risk	Payables	—	(10)
Total Payables		$(41)	$(10)

(a) This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2012 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Exchange Contracts	$(714)
Equity Risk	Futures Contracts	(2,147)
	Total	$(2,861)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Exchange Contracts	$380
Equity Risk	Futures Contracts	1,113
	Total	$1,493

For the six months ended June 30, 2012, the average monthly principal amount of foreign currency exchange contracts was approximately $59,163,000 and the average monthly original value of futures contracts was approximately $32,273,000.

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of loaned securities and related collateral outstanding at June 30, 2012 were approximately $14,050,000 and $14,422,000, respectively. The Portfolio received cash collateral of approximately $14,253,000, of which, approximately $14,252,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At June 30, 2012, there was uninvested cash collateral of approximately $1,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $169,000 was received in the form of U.S. Government Obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

6.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H shares and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

8.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
0.65%	0.60%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 0.90% for Class I shares, 1.15% for Class P shares, 1.15% for Class H shares and 1.65% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $97,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $44,353,000 and $67,637,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $24,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$51,047	$63,046	$66,834	$28	$47,259

The Portfolio had transactions with Mitsubishi UFJ Financial Group, Inc. and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 the Act.

A summary of the Portfolio's transactions in shares of the Mitsubishi UFJ Financial Group, Inc. during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Realized Loss (000)	Dividend Income (000)	Value June 30, 2012 (000)
$1,018	$—	$165	$(228)	$17	$976

During the six months ended June 30, 2012, the Portfolio incurred approximately $3,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$6,935	$—	$9,151	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions resulted in the following reclassifications among the components of net assets at December 31, 2011:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$(3,033)	$3,034	$(1)

At December 31, 2011, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $26,179,000 and the aggregate gross unrealized depreciation is approximately $50,928,000 resulting in net unrealized depreciation of approximately $24,749,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2011, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $55,336,000, which will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2011, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $15,840,000.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 and other ordinary losses incurred after December 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2011, the Portfolio deferred to January 1, 2012 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses (000)	Capital Losses (000)
$2,015	$3,937

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 19.0% for Class P shares.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

(This Page has been left blank intentionally.)

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFIAIASAN
IU12-01712P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

U.S. Real Estate Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	16

U.S. Privacy Policy	23

Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in U.S. Real Estate Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

U.S. Real Estate Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Real Estate Portfolio Class I	$1,000.00	$1,143.20	$1,020.04	$5.17	$4.87	0.97%
U.S. Real Estate Portfolio Class P	1,000.00	1,142.60	1,018.80	6.50	6.12	1.22
U.S. Real Estate Portfolio Class H	1,000.00	1,142.60	1,018.80	6.50	6.12	1.22
U.S. Real Estate Portfolio Class L	1,000.00	1,139.90	1,016.31	9.15	8.62	1.72

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one- and three-year periods but better than its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee and total expense ratio were higher but close to its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was acceptable; and (ii) the Portfolio's management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.1%)
Apartments (17.5%)
Apartment Investment & Management Co., Class A REIT	1,039,936	$28,110
AvalonBay Communities, Inc. REIT	230,366	32,592
BRE Properties, Inc. REIT	239,858	11,998
Camden Property Trust REIT	202,946	13,733
Equity Residential REIT	1,527,059	95,227
		181,660
Commercial Financing (0.6%)
CreXus Investment Corp. REIT	10	—	@
Starwood Property Trust, Inc. REIT	290,121	6,183
		6,183
Diversified (11.0%)
Cousins Properties, Inc. REIT	1,868,851	14,483
Digital Realty Trust, Inc. REIT	68,760	5,162
Forest City Enterprises, Inc., Class A (a)	1,634,078	23,857
Lexington Realty Trust REIT	52,850	448
Vornado Realty Trust REIT	782,624	65,725
Winthrop Realty Trust REIT	362,320	4,406
		114,081
Health Care (11.8%)
Assisted Living Concepts, Inc., Class A	621,788	8,842
HCP, Inc. REIT	1,237,868	54,652
Health Care, Inc. REIT	200,606	11,695
Healthcare Realty Trust, Inc. REIT	1,067,845	25,458
Omega Healthcare Investors, Inc. REIT	51,160	1,151
Senior Housing Properties Trust REIT	933,647	20,839
		122,637
Industrial (6.7%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	14,000	5,092
Cabot Industrial Value Fund III, LP REIT (a)(b)(c)(d)	9,160	4,838
DCT Industrial Trust, Inc. REIT	1,938,888	12,215
Exeter Industrial Value Fund, LP REIT (a)(b)(c)(d)	7,905,000	7,360
Keystone Industrial Fund, LP REIT (a)(b)(c)(d)	7,574,257	7,370
KTR Industrial Fund II, LP REIT (a)(b)(c)(d)	9,037,500	11,270
ProLogis, Inc. REIT	588,665	19,561
STAG Industrial, Inc. REIT	101,653	1,482
		69,188
Lodging/Resorts (8.7%)
Ashford Hospitality Trust, Inc. REIT	471,542	3,975
Host Hotels & Resorts, Inc. REIT	3,516,829	55,636
Starwood Hotels & Resorts Worldwide, Inc.	584,146	30,983
		90,594
Manufactured Homes (1.8%)
Equity Lifestyle Properties, Inc. REIT	269,812	18,609
Mixed Industrial/Office (0.5%)
Duke Realty Corp. REIT	4,290	63
Liberty Property Trust REIT	20,930	771
PS Business Parks, Inc. REIT	67,235	4,553
		5,387

	Shares	Value (000)
Office (9.8%)
BioMed Realty Trust, Inc. REIT	162,265	$3,031
Boston Properties, Inc. REIT	406,109	44,010
BRCP REIT I, LP (a)(b)(c)(d)	6,101,396	1,739
BRCP REIT II, LP (a)(b)(c)(d)	8,363,574	4,190
Brookfield Office Properties, Inc.	810,106	14,112
CommonWealth REIT	205,613	3,931
Douglas Emmett, Inc. REIT	101,930	2,355
Hudson Pacific Properties, Inc. REIT	401,910	6,997
Mack-Cali Realty Corp. REIT	673,147	19,569
Parkway Properties, Inc. REIT	38,374	439
SL Green Realty Corp. REIT	8,000	642
		101,015
Regional Malls (19.1%)
General Growth Properties, Inc. REIT	2,333,411	42,211
Macerich Co. (The) REIT	118,251	6,983
Simon Property Group, Inc. REIT	955,373	148,713
		197,907
Self Storage (4.2%)
Public Storage REIT	272,612	39,368
Sovran Self Storage, Inc. REIT	82,119	4,113
		43,481
Shopping Centers (7.3%)
Acadia Realty Trust REIT	338,665	7,850
Federal Realty Investment Trust REIT	124,741	12,984
Regency Centers Corp. REIT	1,004,136	47,767
Retail Opportunity Investments Corp. REIT	559,301	6,745
		75,346
Timber (0.1%)
Plum Creek Timber Co., Inc. REIT	27,988	1,111
Total Common Stocks (Cost $844,405)		1,027,199
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Fund — Treasury Portfolio — Institutional Class (See Note G) (Cost $13,349)	13,348,720	13,349
Total Investments (100.4%) (Cost $857,754)		1,040,548
Liabilities in Excess of Other Assets (-0.4%)		(3,891)
Net Assets (100.0%)		$1,036,657

(a)  Non-income producing security.

(b)  Security has been deemed illiquid at June 30, 2012.

(c)  At June 30, 2012, the Portfolio held fair valued securities valued at approximately $41,859,000, representing 4.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

U.S. Real Estate Portfolio

(d)  Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT I, LP was acquired between 5/03 - 5/08 and has a cost basis of approximately $1,774,000. BRCP REIT II, LP was acquired between 10/06 - 4/11 and has a current cost basis of approximately $8,364,000. Cabot Industrial Value Fund II, LP was acquired between 11/05 - 2/10 and has a current cost basis of approximately $7,000,000. Cabot Industrial Value Fund III, LP was acquired between 12/08 - 6/12 and has a current cost basis of approximately $4,580,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $7,905,000. Keystone Industrial Fund, LP was acquired between 3/06 - 6/11 and has a current cost basis of approximately $5,967,000. KTR Industrial Fund II, LP was acquired between 1/09 - 5/12 and has a current cost basis of approximately $9,038,000. At June 30, 2012, these securities had an aggregate market value of approximately $41,859,000, representing 4.0% of net assets.

@  Value is less than $500.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Regional Malls	19.0%
Apartments	17.5
Health Care	11.8
Diversified	11.0
Office	9.7
Lodging/Resorts	8.7
Other*	8.5
Shopping Centers	7.2
Industrial	6.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $844,405)	$1,027,199
Investment in Security of Affiliated Issuer, at Value (Cost $13,349)	13,349
Total Investments in Securities, at Value (Cost $857,754)	1,040,548
Dividends Receivable	1,972
Receivable for Investments Sold	933
Receivable for Portfolio Shares Sold	777
Receivable from Affiliate	2
Other Assets	27
Total Assets	1,044,259
Liabilities:
Payable for Portfolio Shares Redeemed	2,514
Payable for Investments Purchased	2,434
Payable for Advisory Fees	1,933
Payable for Sub Transfer Agency Fees	390
Payable for Administration Fees	66
Payable for Distribution and Shareholder Servicing Fees — Class P	20
Payable for Distribution and Shareholder Servicing Fees — Class H	5
Payable for Distribution and Shareholder Servicing Fees — Class L	3
Payable for Professional Fees	27
Payable for Directors' Fees and Expenses	14
Payable for Custodian Fees	5
Payable for Transfer Agent Fees	3
Other Liabilities	188
Total Liabilities	7,602
Net Assets	$1,036,657
Net Assets Consist of:
Paid-in-Capital	$838,180
Undistributed Net Investment Income	9,529
Accumulated Net Realized Gain	6,154
Unrealized Appreciation (Depreciation) on:
Investments	182,794
Net Assets	$1,036,657
CLASS I:
Net Assets	$899,186
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	52,608,222
Net Asset Value, Offering and Redemption Price Per Share	$17.09
CLASS P:
Net Assets	$104,611
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	6,242,367
Net Asset Value, Offering and Redemption Price Per Share	$16.76
CLASS H:
Net Assets	$27,299
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	1,629,124
Net Asset Value, Redemption Price Per Share	$16.76
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.84
Maximum Offering Price Per Share	$17.60
CLASS L:
Net Assets	$5,561
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	332,506
Net Asset Value, Offering and Redemption Price Per Share	$16.73

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $33 of Foreign Taxes Withheld)	$15,867
Dividends from Security of Affiliated Issuer	21
Total Investment Income	15,888
Expenses:
Advisory Fees (Note B)	3,799
Administration Fees (Note C)	392
Sub Transfer Agency Fees	253
Distribution and Shareholder Servicing Fees — Class P (Note D)	123
Distribution and Shareholder Servicing Fees — Class H (Note D)	34
Distribution and Shareholder Servicing Fees — Class L (Note D)	22
Shareholder Reporting Fees	128
Registration Fees	59
Professional Fees	29
Transfer Agency Fees (Note E)	24
Custodian Fees (Note F)	17
Directors' Fees and Expenses	13
Pricing Fees	2
Other Expenses	7
Expenses Before Non Operating Expenses	4,902
Investment Related Expenses	55
Total Expenses	4,957
Rebate from Morgan Stanley Affiliate (Note G)	(17)
Net Expenses	4,940
Net Investment Income	10,948
Realized Gain:
Investments Sold	13,630
Change in Unrealized Appreciation (Depreciation):
Investments	104,579
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	118,209
Net Increase in Net Assets Resulting from Operations	$129,157

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$10,948	$7,100
Net Realized Gain	13,630	93,337
Net Change in Unrealized Appreciation (Depreciation)	104,579	(49,800)
Net Increase in Net Assets Resulting from Operations	129,157	50,637
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(2,370)	(7,696)
Class P:
Net Investment Income	(223)	(714)
Class H:
Net Investment Income	(60)	—
Class L:
Net Investment Income	(5)	—
Total Distributions	(2,658)	(8,410)
Capital Share Transactions:(1)
Class I:
Subscribed	120,961	189,073
Issued due to a tax-free reorganization	—	635
Distributions Reinvested	2,060	6,787
Redeemed	(106,324)	(316,556)
Class P:
Subscribed	14,453	31,619
Distributions Reinvested	204	697
Redeemed	(14,922)	(33,714)
Class H:
Subscribed	466	156
Issued due to a tax-free reorganization	—	27,271
Distributions Reinvested	59	—
Redeemed	(3,430)	(1,095)
Class L:
Subscribed	84	15
Issued due to a tax-free reorganization	—	6,074
Distributions Reinvested	5	—
Redeemed	(1,166)	(276)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	12,450	(89,314)
Total Increase (Decrease) in Net Assets	138,949	(47,087)
Net Assets:
Beginning of Period	897,708	944,795
End of Period (Including Undistributed Net Investment Income of $9,529 and $1,239)	$1,036,657	$897,708

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	7,443	12,757
Shares Issued due to tax-free reorganization	—	43
Shares Issued on Distributions Reinvested	124	462
Shares Redeemed	(6,544)	(21,365)
Net Increase (Decrease) in Class I Shares Outstanding	1,023	(8,103)
Class P:
Shares Subscribed	910	2,176
Shares Issued on Distributions Reinvested	12	48
Shares Redeemed	(940)	(2,312)
Net Decrease in Class P Shares Outstanding	(18)	(88)
Class H:
Shares Subscribed	29	11
Shares Issued due to tax-free reorganization	—	1,878
Shares Issued on Distributions Reinvested	4	—
Shares Redeemed	(216)	(77)
Net Increase (Decrease) in Class H Shares Outstanding	(183)	1,812
Class L:
Shares Subscribed	6	1
Shares Issued due to tax-free reorganization	—	418
Shares Issued on Distributions Reinvested	— @@	—
Shares Redeemed	(73)	(19)
Net Increase (Decrease) in Class L Shares Outstanding	(67)	400

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011	2010		2009		2008		2007
Net Asset Value, Beginning of Period	$14.99		$14.33	$11.18		$8.87		$15.75		$28.24
Income (Loss) from Investment Operations:
Net Investment Income†	0.18		0.11	0.30		0.23		0.31		0.33
Net Realized and Unrealized Gain (Loss)	1.97		0.69	3.02		2.30		(5.84)		(4.87)
Total from Investment Operations	2.15		0.80	3.32		2.53		(5.53)		(4.54)
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.14)	(0.17)		(0.22)		(0.31)		(0.50)
Net Realized Gain	—		—	—		—		(1.04)		(7.45)
Total Distributions	(0.05)		(0.14)	(0.17)		(0.22)		(1.35)		(7.95)
Redemption Fees	—		—	—		0.00	‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$17.09		$14.99	$14.33		$11.18		$8.87		$15.75
Total Return++	14.32	%#	5.57%	29.86%		29.65%		(38.07)%		(16.63)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$899,186		$773,138	$855,474		$584,820		$448,897		$911,819
Ratio of Expenses to Average Net Assets (1)	0.97	%+††*	1.01%+	0.99	%+††	0.99	%+	0.95	%+	0.90%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.96	%+††*	1.00%+	0.98	%+††	0.96	%+	0.91	%+	0.88%+
Ratio of Net Investment Income to Average Net Assets (1)	2.27	%+††*	0.76%+	2.34	%+††	2.70	%+	2.19	%+	1.23%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00%§	0.00	%††§	0.00	%§	0.00	%§	0.00%§
Portfolio Turnover Rate	7	%#	21%	41%		30%		38%		38%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.03%	N/A		1.00	%+	0.96	%+	N/A
Net Investment Income to Average Net Assets	N/A		0.74%	N/A		2.69	%+	2.18	%+	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

U.S. Real Estate Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011	2010		2009		2008		2007
Net Asset Value, Beginning of Period	$14.70		$14.07	$10.99		$8.73		$15.53		$27.96
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.08	0.26		0.21		0.28		0.27
Net Realized and Unrealized Gain (Loss)	1.94		0.66	2.96		2.25		(5.77)		(4.82)
Total from Investment Operations	2.10		0.74	3.22		2.46		(5.49)		(4.55)
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.11)	(0.14)		(0.20)		(0.27)		(0.43)
Net Realized Gain	—		—	—		—		(1.04)		(7.45)
Total Distributions	(0.04)		(0.11)	(0.14)		(0.20)		(1.31)		(7.88)
Redemption Fees	—		—	—		0.00	‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$16.76		$14.70	$14.07		$10.99		$8.73		$15.53
Total Return++	14.26	%#	5.26%	29.51%		29.31%		(38.26)%		(16.80)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$104,611		$92,047	$89,321		$116,164		$95,828		$171,578
Ratio of Expenses to Average Net Assets (1)	1.22	%+††*	1.26%+	1.24	%+††	1.24	%+	1.20	%+	1.15%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.21	%+††*	1.25%+	1.23	%+††	1.21	%+	1.16	%+	1.13%+
Ratio of Net Investment Income to Average Net Assets (1)	2.02	%+††*	0.54%+	2.09	%+††	2.45	%+	2.05	%+	1.02%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00%§	0.00	%††§	0.00	%§	0.00	%§	0.00%§
Portfolio Turnover Rate	7	%#	21%	41%		30%		38%		38%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.28%	N/A		1.25	%+	1.21	%+	N/A
Net Investment Income to Average Net Assets	N/A		0.52%	N/A		2.44	%+	2.04	%+	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

U.S. Real Estate Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Period from November 11,2011^ to December 31, 2011
Net Asset Value, Beginning of Period	$14.70		$14.52
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.07
Net Realized and Unrealized Gain	1.94		0.11
Total from Investment Operations	2.10		0.18
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		—
Net Asset Value, End of Period	$16.76		$14.70
Total Return++	14.26	%#	1.24	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$27,299		$26,644
Ratio of Expenses to Average Net Assets (1)	1.22	%+††*	1.25	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.21	%+††*	N/A
Ratio of Net Investment Income to Average Net Assets (1)	2.02	%+††*	3.81	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%§*
Portfolio Turnover Rate	7	%#	21	%*
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	N/A		1.41	%*
Net Investment Income to Average Net Assets	N/A		3.65	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

U.S. Real Estate Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Period from November 11, 2011^ to December 31, 2011
Net Asset Value, Beginning of Period	$14.69		$14.52
Income (Loss) from Investment Operations:
Net Investment Income†	0.12		0.06
Net Realized and Unrealized Gain	1.93		0.11
Total from Investment Operations	2.05		0.17
Distributions from and/or in Excess of:
Net Investment Income	(0.01)		—
Net Asset Value, End of Period	$16.73		$14.69
Total Return++	13.99	%#	1.17	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,561		$5,879
Ratio of Expenses Average Net Assets (1)	1.72	%+††*	1.75	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.71	%+††*	N/A
Ratio of Net Investment Income to Average Net Assets (1)	1.52	%+††*	3.33	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%§*
Portfolio Turnover Rate	7	%#	21	%*
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.91	%+*
Net Investment Income to Average Net Assets	N/A		3.17	%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio focuses on REITs as well as real estate operating companies ("REOCs") that invest in a variety of property types and regions. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

On November 11, 2011, the Portfolio acquired the net assets of Morgan Stanley Real Estate Fund ("Real Estate Fund"), an open-end investment company. Based on the respective valuations as of the close of business on November 11, 2011, pursuant to a Plan of Reorganization approved by the shareholders of Real Estate Fund on October 27, 2011 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by Morgan Stanley Investment Management Inc. with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 42,903 Class I shares of the Portfolio at a net asset value of $14.80 per share for 102,854 Class I shares of Real Estate Fund; 1,878,193 Class H shares of the Portfolio at a net asset value of $14.52 for 3,927,044 Class A shares and 528,039 Class B shares of Real Estate Fund; 418,343 Class L shares of the Portfolio at a net asset value of $14.52 for 1,005,298 Class C shares of Real Estate Fund. The net assets of Real Estate Fund before the Reorganization were approximately $33,981,000, including unrealized appreciation of approximately $12,071,000 at November 11, 2011. The investment portfolio of Real Estate Fund, with a fair value of approximately $34,585,000 and identified cost of approximately $22,514,000 on November 11, 2011, was the principal asset acquired by the Portfolio. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received from Real Estate Fund was carried forward to align ongoing reporting of the Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Portfolio were approximately $882,125,000. Immediately after the merger, the net assets of the Portfolio were approximately $916,106,000.

Upon closing of the Reorganization, shareholders of Real Estate Fund received shares of the Portfolio as follows:

Real Estate Fund	U.S. Real Estate Portfolio
Class A	Class H
Class B	Class H
Class C	Class L
Class I	Class I

Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Portfolio, the Portfolio's pro forma results of operations for the year ended December 31, 2011, are as follows:

Net investment income(1)	$9,128,000
Net realized and unrealized gain (loss)(2)	$48,748,000
Net increase (decrease) in net assets resulting from operations	$57,876,000

(1) Approximately $7,100,000 as reported, plus approximately $1,099,000 Real Estate Fund premerger, plus approximately $929,000 of estimated pro-forma eliminated expenses.

(2) Approximately $43,537,000 as reported, plus approximately $5,211,000 Real Estate Fund premerger.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Real Estate Fund that have been included in the Portfolio's Statement of Operations since December 31, 2011.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Under procedures approved by the Directors, the Fund's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

The Portfolio invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$181,660	$—	$—	$181,660
Commercial Financing	6,183	—	—	6,183
Diversified	114,081	—	—	114,081
Health Care	122,637	—	—	122,637
Industrial	33,258	—	35,930	69,188
Lodging/Resorts	90,594	—	—	90,594
Manufactured Homes	18,609	—	—	18,609
Mixed Industrial/Office	5,387	—	—	5,387
Office	95,086	—	5,929	101,015
Regional Malls	197,907	—	—	197,907
Self Storage	43,481	—	—	43,481
Shopping Centers	75,346	—	—	75,346
Timber	1,111	—	—	1,111
Total Common Stocks	985,340	—	41,859	1,027,199
Short-Term Investment — Investment Company	13,349	—	—	13,349
Total Assets	$998,689	$—	$41,859	$1,040,548

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$38,048
Purchases	1,824
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	1,987
Realized gains (losses)	—
Ending Balance	$41,859
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2012	$1,987

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2012.

	Fair Value at June 30, 2012 (000)	Valuation Technique(s)	Unobservable Input
Common Stock
Industrial	$35,930	Adjusted Capital	Underlying Investment
		Balance Model	Financial Statements
Office	5,929	Adjusted Capital Balance Model	Underlying Investment Financial Statements

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT I, LLC, the Portfolio has made a subscription commitment of $7,000,000 for which it will receive 7,000,000 shares of common stock. As of June 30, 2012, BRCP REIT I, LLC has drawn down approximately $6,101,000 which represents 87.2% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT II, LLC, the Portfolio has made a subscription commitment of $9,000,000 for which it will receive 9,000,000 shares of common stock. As of June 30, 2012, BRCP REIT II, LLC has drawn down approximately $8,364,000 which represents 92.9% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Exeter Industrial Value Fund LP, the Portfolio has made a subscription commitment of $8,500,000 for which it will receive 8,500,000 shares of common stock. As of June 30, 2012, Exeter Industrial Value Fund LP has drawn down approximately $7,905,000 which represents 93.0% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Keystone Industrial Fund, LP, the Portfolio has made a subscription commitment of $7,946,000 for which it will receive 7,946,000 shares of common stock. As of June 30, 2012, Keystone Industrial Fund, LP has drawn down approximately $7,574,000 which represents 95.3% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and KTR Industrial Fund II LP, the Portfolio has made a subscription commitment of $10,000,000 for which it will receive 10,000,000 shares of common stock. As of June 30, 2012, KTR Industrial Fund II LP has drawn down approximately $9,038,000 which represents 90.4% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Cabot Industrial Value Fund II, LP, the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 15,000 shares of common stock. As of June 30, 2012, Cabot Industrial Value Fund II, LP has drawn down approximately $7,000,000 which represents 93.3% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Cabot Industrial Value Fund III, LP, the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 15,000 shares of common stock. As of June 30, 2012, Cabot Industrial Value Fund III, LP has drawn down approximately $4,580,000 which represents 61.1% of the commitment.

5.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted Securities are identified in the Portfolio of Investments.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

7.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.00% for Class I shares, 1.25% for Class P shares, 1.25% for Class H shares and 1.75% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $76,776,000 and $63,009,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $17,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$4,679	$90,872	$82,202	$21	$13,349

During the six months ended June 30, 2012, the Portfolio incurred approximately $5,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$8,410	$—	$12,294	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and REIT adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$2,209	$902	$(3,111)

At December 31, 2011, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$335	$—

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $203,777,000 and the aggregate gross unrealized depreciation is approximately $20,983,000 resulting in net unrealized appreciation of approximately $182,794,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2011, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $3,508,000, which will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2011, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $87,445,000.

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 42.9% and 44.3%, for Class I and Class P shares, respectively.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

26

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFIUSREASAN
IU12-01731P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

International Small Cap Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	15

U.S. Privacy Policy	23

Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in International Small Cap Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

International Small Cap Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*		Hypothetical Expenses Paid During Period*		Net Expense Ratio During Period**
International Small Cap Portfolio Class I	$1,000.00	$1,019.50	$1,019.14	$5.77		$5.77		1.15%
International Small Cap Portfolio Class P	1,000.00	1,018.80	1,017.90	7.03		7.02		1.40
International Small Cap Portfolio Class H	1,000.00	899.10	1,006.12	2.24	+	2.36	+	1.39
International Small Cap Portfolio Class L	1,000.00	898.30	1,005.25	3.05	+	3.23	+	1.90

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

+  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 62/366 (to reflect the actual days in the period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Adviser together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee was higher than its peer group average and the Portfolio's total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was acceptable; (ii) the Portfolio's management fee, although higher than its peer group average, was acceptable given the quality and nature of services provided; and (iii) the Portfolio's total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

International Small Cap Portfolio

	Shares	Value (000)
Common Stocks (97.6%)
Australia (6.1%)
Boart Longyear Ltd.	415,862	$1,240
Fletcher Building Ltd.	503,575	2,387
Infomedia Ltd.	1,852,779	381
Myer Holdings Ltd.	723,068	1,203
SAI Global Ltd.	213,932	1,050
Sims Metal Management Ltd.	106,584	1,056
WHK Group Ltd.	1,299,097	1,120
		8,437
Austria (1.6%)
Atrium European Real Estate Ltd.	487,172	2,288
China (0.4%)
EVA Precision Industrial Holdings Ltd. (a)	6,216,000	512
Denmark (4.7%)
D/S Norden	81,454	2,163
Jyske Bank A/S (Registered) (b)	48,424	1,305
SimCorp A/S	6,971	1,199
Sydbank A/S (b)	109,452	1,777
		6,444
Finland (1.9%)
Konecranes Oyj	27,621	730
Rautaruukki Oyj	156,940	989
Stora Enso Oyj, Class R	148,499	917
		2,636
France (5.8%)
Alten Ltd.	31,593	876
Euler Hermes SA	37,816	2,451
Eurofins Scientific	9,923	1,230
Legrand SA	783	27
Nexans SA	28,539	1,108
Sa des Ciments Vicat	9,563	463
Wendel SA	25,229	1,867
		8,022
Germany (4.3%)
Draegerwerk AG & Co. KGaA (Preference)	14,602	1,441
GEA Group AG	34,336	912
Gerresheimer AG (b)	20,205	951
Kontron AG	134,948	831
Rheinmetall AG	38,048	1,865
		6,000
Hong Kong (6.5%)
AMVIG Holdings Ltd.	3,239,000	1,433
China High Precision Automation Group Ltd. (c)(d)	7,461,000	2,453
Pacific Basin Shipping Ltd.	3,097,000	1,330
Real Nutriceutical Group Ltd.	3,216,000	713
Shenguan Holdings Group Ltd.	1,398,000	801
Techtronic Industries Co.	1,031,000	1,308
Xinyi Glass Holdings Ltd.	1,856,000	995
		9,033

	Shares	Value (000)
Ireland (1.2%)
Kerry Group PLC, Class A	37,090	$1,624
Israel (0.3%)
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	13,377	379
Italy (3.7%)
Azimut Holding SpA	150,088	1,546
Brembo SpA	118,437	1,179
Davide Campari-Milano SpA	202,992	1,414
Prysmian SpA	68,113	1,019
		5,158
Japan (32.5%)
Asahi Diamond Industrial Co., Ltd.	139,600	1,599
Daibiru Corp.	356,400	2,734
Disco Corp.	38,700	2,189
Fuji Machine Manufacturing Co., Ltd.	37,500	660
Fuji Media Holdings, Inc.	712	1,225
Fuyo General Lease Co., Ltd.	44,600	1,406
Japan Securities Finance Co., Ltd.	498,792	2,557
K's Holdings Corp.	83,500	2,443
Miraial Co., Ltd.	58,200	931
Mitsubishi Materials Corp.	396,000	1,146
Mitsui Mining & Smelting Co., Ltd.	389,000	851
Mitsui OSK Lines Ltd.	624,000	2,248
NSK Ltd.	108,000	697
Ohara, Inc.	160,200	1,627
Sawada Holdings Co., Ltd. (b)	240,300	1,395
Sumitomo Heavy Industries Ltd.	490,000	2,200
Sumitomo Mitsui Trust Holdings, Inc.	583,000	1,742
THK Co., Ltd.	34,400	652
TOC Co., Ltd.	356,800	2,054
Toei Animation Co., Ltd.	70,800	1,601
Tokyo Tomin Bank Ltd. (The)	260,581	2,618
Toyota Industries Corp.	101,000	2,886
Tsutsumi Jewelry Co., Ltd.	55,000	1,338
TV Asahi Corp.	1,089	1,634
Yachiyo Bank Ltd. (The)	124,700	2,434
Yamaha Motor Co., Ltd.	223,500	2,132
		44,999
Netherlands (1.5%)
Nutreco N.V.	9,748	679
Randstad Holding N.V.	45,691	1,350
		2,029
New Zealand (0.5%)
Fisher & Paykel Healthcare Corp., Ltd.	406,359	643
Norway (3.1%)
Aker Solutions ASA	51,547	734
Petroleum Geo-Services ASA	143,356	1,758
Storebrand ASA (b)	465,978	1,833
		4,325

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

International Small Cap Portfolio

	Shares	Value (000)
Spain (0.6%)
Antena 3 de Television SA	98,154	$421
Miquel y Costas & Miquel SA	17,281	451
		872
Sweden (0.7%)
Clas Ohlson AB, Class B	70,083	977
Switzerland (3.9%)
Bucher Industries AG (Registered)	8,231	1,319
Kuoni Reisen Holding AG (Registered) (b)	8,589	2,631
Rieter Holding AG (Registered) (b)	9,844	1,463
		5,413
Thailand (1.8%)
Miclyn Express Offshore Ltd.	1,174,075	2,457
United Kingdom (15.5%)
Bodycote PLC	114,500	601
Britvic PLC	400,449	2,071
Chemring Group PLC	192,623	829
Cookson Group PLC	67,602	626
Dairy Crest Group PLC	266,483	1,380
Hammerson PLC REIT	161,482	1,126
Hays PLC	1,143,366	1,321
Hiscox Ltd.	120,688	809
Howden Joinery Group PLC	557,913	1,116
Inchcape PLC	255,025	1,323
Invensys PLC	573,244	2,001
Keller Group PLC	138,386	785
Premier Foods PLC (b)	602,848	809
Premier Oil PLC (b)	130,153	691
Rentokil Initial PLC	1,160,940	1,344
Rexam PLC	105,931	701
SIG PLC	948,942	1,441
Smurfit Kappa Group PLC	319,389	2,154
Wincanton PLC (b)	542,890	349
		21,477
United States (1.0%)
Informa PLC	221,703	1,326
Total Common Stocks (Cost $182,515)		135,051
Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $3,179)	3,179,449	3,179
Total Investments (99.9%) (Cost $185,694) (e)(f)		138,230
Other Assets in Excess of Liabilities (0.1%)		126
Net Assets (100.0%)		$138,356

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  Security has been deemed illiquid at June 30, 2012.

(d)  At June 30, 2012, the Portfolio held a fair valued security valued at approximately $2,453,000, representing 1.8% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(e)  The approximate fair value and percentage of net assets, $132,598,000 and 95.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(f)  Securities are available for collateral in connection with open foreign currency exchange contracts.

REIT  Real Estate Investment Trust.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
State Street Bank London	JPY	290,000	$3,628	7/3/12	USD	3,650	$3,650	$22
State Street Bank London	JPY	225,000	2,816	8/3/12	USD	2,829	2,829	13
			$6,444				$6,479	$35

JPY  —  Japanese Yen

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	78.1%
Machinery	9.7
Commercial Banks	7.1
Real Estate Management & Development	5.1
Total Investments	100.0	%**

*  Industries representing less than 5% of total investments.

**  Does not include open foreign currency exchange contracts with total unrealized appreciation of approximately $35,000.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

International Small Cap Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $182,515)	$135,051
Investment in Security of Affiliated Issuer, at Value (Cost $3,179)	3,179
Total Investments in Securities, at Value (Cost $185,694)	138,230
Foreign Currency, at Value (Cost $494)	493
Receivable for Investments Sold	464
Tax Reclaim Receivable	442
Dividends Receivable	285
Unrealized Appreciation on Foreign Currency Exchange Contracts	35
Receivable for Portfolio Shares Sold	18
Receivable from Affiliate	1
Other Assets	49
Total Assets	140,017
Liabilities:
Payable for Investments Purchased	912
Payable for Advisory Fees	465
Payable for Sub Transfer Agency Fees	84
Payable for Portfolio Shares Redeemed	78
Payable for Custodian Fees	28
Payable for Professional Fees	25
Payable for Directors' Fees and Expenses	12
Payable for Administration Fees	11
Payable for Distribution and Shareholder Servicing Fees — Class P	8
Payable for Distribution and Shareholder Servicing Fees — Class H	— @
Payable for Distribution and Shareholder Servicing Fees — Class L	— @
Payable for Transfer Agent Fees	2
Other Liabilities	36
Total Liabilities	1,661
Net Assets	$138,356
Net Assets Consist Of:
Paid-in-Capital	$269,096
Undistributed Net Investment Income	5,447
Accumulated Net Realized Loss	(88,816)
Unrealized Appreciation (Depreciation) on:
Investments	(47,464)
Foreign Currency Exchange Contracts	35
Foreign Currency Translations	58
Net Assets	$138,356
CLASS I:
Net Assets	$136,968
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	11,919,327
Net Asset Value, Offering and Redemption Price Per Share	$11.49
CLASS P:
Net Assets	$1,370
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	120,145
Net Asset Value, Offering and Redemption Price Per Share	$11.40
CLASS H:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	788
Net Asset Value, Redemption Price Per Share	$11.41
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.57
Maximum Offering Price Per Share	$11.98
CLASS L:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	788
Net Asset Value, Offering and Redemption Price Per Share	$11.40

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

International Small Cap Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $398 of Foreign Taxes Withheld)	$4,645
Dividends from Security of Affiliated Issuer	5
Total Investment Income	4,650
Expenses:
Advisory Fees (Note B)	1,316
Administration Fees (Note C)	111
Distribution and Shareholder Servicing Fees — Class P (Note D)	102
Distribution and Shareholder Servicing Fees — Class H (Note D)	— @
Distribution and Shareholder Servicing Fees — Class L (Note D)	— @
Sub Transfer Agency Fees	87
Custodian Fees (Note F)	65
Professional Fees	35
Shareholder Reporting Fees	24
Registration Fees	22
Transfer Agency Fees (Note E)	5
Directors' Fees and Expenses	5
Pricing Fees	5
Other Expenses	8
Total Expenses	1,785
Waiver of Advisory Fees (Note B)	(89)
Rebate from Morgan Stanley Affiliate (Note G)	(4)
Net Expenses	1,692
Net Investment Income	2,958
Realized Gain (Loss):
Investments Sold	(11,827)
Foreign Currency Exchange Contracts	(14)
Foreign Currency Transactions	179
Net Realized Loss	(11,662)
Change in Unrealized Appreciation (Depreciation):
Investments	22,038
Foreign Currency Exchange Contracts	73
Foreign Currency Translations	(117)
Net Change in Unrealized Appreciation (Depreciation)	21,994
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	10,332
Net Increase in Net Assets Resulting from Operations	$13,290

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

International Small Cap Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,958	$4,815
Net Realized Gain (Loss)	(11,662)	30,758
Net Change in Unrealized Appreciation (Depreciation)	21,994	(104,973)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,290	(69,400)
Capital Share Transactions:(1)
Class I:
Subscribed	11,749	29,291
Redeemed	(103,205)	(84,991)
Class P:
Subscribed	106	700
Redeemed	(79,758)	(891)
Class H:
Subscribed	10 *	—
Class L:
Subscribed	10 *	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(171,088)	(55,891)
Redemption Fees	1	8
Total Decrease in Net Assets	(157,797)	(125,283)
Net Assets:
Beginning of Period	296,153	421,436
End of Period (Including Undistributed Net Investment Income of $5,447 and $2,489)	$138,356	$296,153
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,000	2,153
Shares Redeemed	(8,072)	(6,381)
Net Decrease in Class I Shares Outstanding	(7,072)	(4,228)
Class P:
Shares Subscribed	9	53
Shares Redeemed	(7,229)	(68)
Net Decrease in Class P Shares Outstanding	(7,220)	(15)
Class H:
Shares Subscribed	1 *	—
Class L:
Shares Subscribed	1 *	—

*  For the period April 30, 2012 to June 30, 2012.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

International Small Cap Portfolio

	Class I
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$11.27		$13.80		$11.97		$9.53		$17.08		$23.72
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.18		0.11		0.14		0.34		0.27
Net Realized and Unrealized Gain (Loss)	0.09		(2.71)		1.76		2.47		(6.66)		(1.11)
Total from Investment Operations	0.22		(2.53)		1.87		2.61		(6.32)		(0.84)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.04)		(0.17)		(0.41)		(0.27)
Net Realized Gain	—		—		—		—		(0.82)		(5.53)
Total Distributions	—		—		(0.04)		(0.17)		(1.23)		(5.80)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00	‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$11.49		$11.27		$13.80		$11.97		$9.53		$17.08
Total Return++	1.95	%#	(18.33)%		15.72%		27.45%		(38.33)%		(3.22)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$136,968		$213,983		$320,362		$349,589		$316,526		$796,050
Ratio of Expenses to Average Net Assets (1)	1.15	%+*	1.15	%+††	1.15	%+††	1.14	%+	1.13	%+	1.09%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.15	%+††	1.14	%+	1.12	%+	1.09%+
Ratio of Net Investment Income to Average Net Assets (1)	2.16	%+*	1.33	%+††	0.87	%+††	1.31	%+	2.47	%+	1.10%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%††§	0.00	%††§	0.00	%§	0.00	%§	0.00%§
Portfolio Turnover Rate	35	%#	64%		66%		127%		49%		53%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.21	%*	1.19	%††	1.18	%+††	N/A		1.15	%+	N/A
Net Investment Income to Average Net Assets	2.10	%*	1.29	%††	0.84	%+††	N/A		2.44	%+	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

International Small Cap Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,						Period from October 21, 2008^ to
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009		December 31, 2008
Net Asset Value, Beginning of Period	$11.19		$13.74		$11.95		$9.53		$9.80
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.14		0.07		0.01		0.00	‡
Net Realized and Unrealized Gain (Loss)	0.08		(2.69)		1.76		2.57		0.14
Total from Investment Operations	0.21		(2.55)		1.83		2.58		0.14
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.04)		(0.16)		(0.41)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00	‡	—
Net Asset Value, End of Period	$11.40		$11.19		$13.74		$11.95		$9.53
Total Return++	1.88	%#	(18.56)%		15.41%		27.14%		1.56	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,370		$82,170		$101,074		$63,326		$119
Ratio of Expenses to Average Net Assets (1)	1.40	%+*	1.40	%+††**	1.40	%+††**	1.37	%+**	1.39	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.40	%+††**	1.37	%+**	1.39	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.06	%+*	1.08	%+††	0.62	%+††	0.12	%+	0.09	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%††§	0.00	%††§	0.00	%§	0.00	%§*
Portfolio Turnover Rate	35	%#	64%		66%		127%		49	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.46	%*	1.44	%††	1.43	%+††	N/A		1.86	%+*
Net Investment Income (Loss) to Average Net Assets	2.00	%*	1.04	%††	0.59	%+††	N/A		(0.38	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

**  Ratios of Expenses to Average Net Assets for Class P may vary by more than the shareholder servicing fees due to fluctuations in daily net asset amounts.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

International Small Cap Portfolio

	Class H
Selected Per Share Data and Ratios	Period from April 27, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$12.69
Income (Loss) from Investment Operations:
Net Investment Income†	0.06
Net Realized and Unrealized Loss	(1.34)
Total from Investment Operations	(1.28)
Net Asset Value, End of Period	$11.41
Total Return++	(10.09	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9
Ratio of Expenses to Average Net Assets (1)	1.39	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.87	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	35	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	1.51	%*
Net Investment Income to Average Net Assets	2.75	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

International Small Cap Portfolio

	Class L
Selected Per Share Data and Ratios	Period from April 27, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$12.69
Income (Loss) from Investment Operations:
Net Investment Income†	0.05
Net Realized and Unrealized Loss	(1.34)
Total from Investment Operations	(1.29)
Net Asset Value, End of Period	$11.40
Total Return++	(10.17	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9
Ratio of Expenses to Average Net Assets (1)	1.90	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.39	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	35	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	2.01	%*
Net Investment Income to Average Net Assets	2.28	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the International Small Cap Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-adviser, Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), seek long-term capital appreciation by investing primarily in equity securities of small non-U.S. companies based on individual stock selection. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

(observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$829	$—	$829
Air Freight & Logistics	—	349	—	349
Auto Components	—	5,060	—	5,060
Automobiles	—	2,132	—	2,132
Beverages	—	3,485	—	3,485
Capital Markets	—	2,941	—	2,941
Chemicals	—	1,627	—	1,627
Commercial Banks	—	9,876	—	9,876
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Commercial Services & Supplies	$—	$2,464	$—	$2,464
Construction & Engineering	—	2,025	—	2,025
Construction Materials	—	2,850	—	2,850
Containers & Packaging	—	4,288	—	4,288
Distributors	—	1,323	—	1,323
Diversified Financial Services	—	3,963	—	3,963
Electrical Equipment	—	2,154	—	2,154
Electronic Equipment, Instruments & Components	—	—	2,453	2,453
Energy Equipment & Services	—	4,949	—	4,949
Food & Staples Retailing	—	379	—	379
Food Products	—	5,293	—	5,293
Health Care Equipment & Supplies	—	2,084	—	2,084
Hotels, Restaurants & Leisure	—	2,631	—	2,631
Household Durables	—	1,308	—	1,308
Industrial Conglomerates	—	4,358	—	4,358
Information Technology Services	—	876	—	876
Insurance	—	5,093	—	5,093
Life Sciences Tools & Services	—	2,181	—	2,181
Machinery	—	13,346	—	13,346
Marine	—	5,741	—	5,741
Media	—	6,207	—	6,207
Metals & Mining	—	4,042	—	4,042
Multiline Retail	—	1,203	—	1,203
Oil, Gas & Consumable Fuels	—	691	—	691
Paper & Forest Products	—	1,368	—	1,368
Personal Products	—	713	—	713
Professional Services	—	3,721	—	3,721
Real Estate Investment Trusts (REITs)	—	1,126	—	1,126
Real Estate Management & Development	—	7,076	—	7,076
Semiconductors & Semiconductor Equipment	—	3,951	—	3,951
Software	—	1,580	—	1,580
Specialty Retail	—	5,874	—	5,874
Trading Companies & Distributors	—	1,441	—	1,441
Total Common Stocks	—	132,598	2,453	135,051
Short-Term Investment — Investment Company	3,179	—	—	3,179
Foreign Currency Exchange Contracts	—	35	—	35
Total Assets	$3,179	$132,633	$2,453	$138,265

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $107,598,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$—
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	2,453
Transfers out	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$2,453
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2012	$—

As of June 30, 2012, the Portfolio held a security that transferred from level 2 to level 3. This security was valued using significant observable inputs at December 31, 2011 and was valued using other significant unobservable inputs at June 30, 2012.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2012.

	Fair Value at June 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stock
Electronic Equipment, Instruments & Components	$2,453	Market Transaction	Last traded sales price	—	—	—	Increase
			Discount for lack of marketability	5%	5%	5%	Decrease

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk for loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Exchange Contracts: In connection with their investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the currency contract can be higher or lower than the spot rate between the currencies that are the subject of the currency contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such currency

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2012.

Primary Risk Exposure	Statement of Assets and Liabilities	Foreign Currency Exchange Contracts (000)
Assets:
Currency Risk	Receivables	$35

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2012 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Exchange Contracts	$(14)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Exchange Contracts	$73

For the six months ended June 30, 2012, the average monthly principal amount of foreign currency exchange contracts was approximately $9,951,000.

5.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1.5 Billion	Over $1.5 Billion
0.95%	0.90%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.15% for Class I shares, 1.40% for Class P shares,

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

1.40% for Class H shares and 1.90% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $89,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $93,632,000 and $258,813,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$9,221	$71,166	$77,208	$5	$3,179

During the six months ended June 30, 2012, the Portfolio incurred approximately $6,000 in brokerage commissions with

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Sub-Adviser, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$—	$1,418	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$(2,123)	$2,123	$—	@

@ Amount is less than $500.

At December 31, 2011, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-term Capital Gain (000)
$2,527	$—

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,997,000 and the aggregate gross unrealized depreciation is approximately $50,461,000 resulting in net unrealized depreciation of approximately $47,464,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2011, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $66,323,000, which will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2011, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $24,747,000.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2011, the Portfolio deferred to January 1, 2012 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses (000)	Capital Losses (000)
$—	$1,205

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 67.6% for Class I shares.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14-4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

26

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFIISCSAN
IU12-01702P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Small Company Growth Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	15

U.S. Privacy Policy	24

Director and Officer Information	27

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Small Company Growth Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

Small Company Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Small Company Growth Portfolio Class I	$1,000.00	$1,107.60	$1,019.64	$5.50	$5.27	1.05%
Small Company Growth Portfolio Class P	1,000.00	1,105.90	1,018.40	6.81	6.52	1.30
Small Company Growth Portfolio Class H	1,000.00	1,106.80	1,018.40	6.81	6.52	1.30
Small Company Growth Portfolio Class L	1,000.00	1,103.50	1,015.91	9.41	9.02	1.80

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one- and five-year periods but better than its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee and total expense ratio were higher than its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was acceptable; and (ii) the Portfolio's management fee and total expense ratio, although higher than its peer group average, were acceptable given the quality and nature of the services provided.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

	Shares	Value (000)
Common Stocks (92.7%)
Advertising Agencies (1.3%)
Lamar Advertising Co., Class A (a)	632,580	$18,092
Air Transport (1.0%)
XPO Logistics, Inc. (a)	838,567	14,088
Alternative Energy (0.4%)
Halcon Resources Corp. (a)	607,203	5,732
Asset Management & Custodian (2.0%)
CETIP SA — Mercados Organizados (Brazil)	658,996	8,236
Greenhill & Co., Inc.	532,991	19,001
		27,237
Banks: Diversified (1.3%)
Financial Engines, Inc. (a)	853,075	18,298
Beverage: Brewers & Distillers (1.6%)
Boston Beer Co., Inc. (The) (a)	181,282	21,935
Biotechnology (1.0%)
Abcam PLC (United Kingdom)	2,034,409	13,300
Cement (1.6%)
Eagle Materials, Inc.	597,716	22,319
Chemicals: Diversified (3.5%)
Intrepid Potash, Inc. (a)	636,418	14,485
Rockwood Holdings, Inc.	746,472	33,106
		47,591
Commercial Services (16.0%)
Advisory Board Co. (The) (a)	1,538,467	76,293
Corporate Executive Board Co. (The)	1,508,678	61,675
CoStar Group, Inc. (a)	660,671	53,646
MercadoLibre, Inc. (Brazil)	366,660	27,793
		219,407
Computer Services, Software & Systems (11.1%)
Ancestry.com, Inc. (a)	488,097	13,437
MakeMyTrip Ltd. (India) (a)	1,123,913	18,466
MicroStrategy, Inc., Class A (a)	103,784	13,477
NetSuite, Inc. (a)	933,451	51,125
OpenTable, Inc. (a)	621,279	27,964
Solera Holdings, Inc.	504,417	21,080
Yelp, Inc. (a)	311,238	7,074
		152,623
Computer Technology (3.0%)
Bankrate, Inc. (a)	859,466	15,806
Youku.com, Inc. ADR (China) (a)	809,098	17,541
Zillow, Inc. (a)	188,598	7,285
		40,632
Consumer Electronics (0.8%)
Sohu.com, Inc. (China) (a)	230,900	10,307
Diversified Manufacturing Operations (1.6%)
Rexnord Corp. (a)	1,084,568	21,735
Diversified Retail (3.1%)
Blue Nile, Inc. (a)	739,964	21,984
Citi Trends, Inc. (a)	598,359	9,239

	Shares	Value (000)
Shutterfly, Inc. (a)	377,871	$11,597
		42,820
Electronic Components (1.0%)
Cogent Communications Group, Inc. (a)	741,661	14,277
Entertainment (2.6%)
Vail Resorts, Inc.	713,497	35,732
Foods (2.8%)
Annie's, Inc. (a)	215,505	9,021
Country Style Cooking Restaurant Chain Co., Ltd. ADR (China) (a)	257,264	1,775
Fiesta Restaurant Group, Inc. (a)	1,440,236	19,055
Ocado Group PLC (United Kingdom) (a)	7,054,533	8,603
		38,454
Health Care Facilities (0.2%)
LCA-Vision, Inc. (a)	590,263	2,538
Health Care Management Services (2.5%)
HMS Holdings Corp. (a)	1,021,537	34,027
Health Care Services (4.3%)
athenahealth, Inc. (a)	736,216	58,286
Home Building (0.5%)
Brookfield Incorporacoes SA (Brazil)	3,753,925	6,186
Insurance: Multi-Line (2.3%)
Greenlight Capital Re Ltd., Class A (a)	1,072,852	27,272
Pico Holdings, Inc. (a)	217,700	4,879
		32,151
Media (0.4%)
Legend Pictures LLC Ltd. (a)(b)(c)	5,452	5,829
Medical & Dental Instruments & Supplies (3.5%)
Techne Corp.	646,363	47,960
Medical Services (0.2%)
Zeltiq Aesthetics, Inc. (a)	446,424	2,500
Metals & Minerals: Diversified (2.1%)
Lynas Corp., Ltd. (Australia) (a)	31,795,150	28,112
Miscellaneous Consumer Staples (1.4%)
Peet's Coffee & Tea, Inc. (a)	327,724	19,677
Oil Well Equipment & Services (1.0%)
Oasis Petroleum, Inc. (a)	595,519	14,400
Pharmaceuticals (1.2%)
Ironwood Pharmaceuticals, Inc. (a)	1,160,297	15,989
Printing and Copying Services (1.0%)
VistaPrint N.V. (a)	405,408	13,095
Publishing (1.7%)
Morningstar, Inc.	400,227	23,149
Restaurants (1.6%)
Dunkin' Brands Group, Inc.	622,118	21,364
Scientific Instruments: Pollution Control (1.5%)
Covanta Holding Corp.	1,201,134	20,599
Semiconductors & Components (1.8%)
First Solar, Inc. (a)	429,778	6,472
Tessera Technologies, Inc.	1,167,002	17,937
		24,409

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Small Company Growth Portfolio

	Shares	Value (000)
Technology: Miscellaneous (1.3%)
iRobot Corp. (a)	484,254	$10,726
ServiceNow, Inc. (a)	308,460	7,588
		18,314
Telecommunications Equipment (2.1%)
Angie's List, Inc. (a)	1,249,928	19,799
Pandora Media, Inc. (a)	868,356	9,439
		29,238
Truckers (0.7%)
LLX Logistica SA (Brazil) (a)	8,461,714	9,311
Utilities: Electrical (5.7%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(b)(c)	6,682,555	—
Brookfield Infrastructure Partners LP (Canada)	2,334,843	78,381
		78,381
Total Common Stocks (Cost $990,582)		1,270,094
Preferred Stocks (0.9%)
Health Care Services (0.8%)
Castlight Health, Inc. (a)(b)(c)	1,796,926	10,847
Technology: Miscellaneous (0.1%)
Glam Media, Inc. Series M-1 (a)(b)(c)	361,920	1,878
Glam Media, Inc. Escrow Series M-1 (a)(b)(c)	51,702	175
		2,053
Total Preferred Stocks (Cost $13,342)		12,900
Convertible Preferred Stocks (4.2%)
Alternative Energy (0.9%)
Better Place, Inc. (a)(b)(c)	3,465,201	11,470
Computer Services, Software & Systems (2.8%)
Twitter, Inc. Series E (a)(b)(c)	2,259,658	36,358
Workday, Inc. (a)(b)(c)	159,335	2,112
		38,470
Computer Technology (0.0%)
Youku.com, Inc., Class A (China) (a)(b)(c)	1	—	@
Consumer Services: Miscellaneous (0.5%)
Xoom Corp. Series F (a)(b)(c)	2,610,922	7,180
Total Convertible Preferred Stocks (Cost $24,268)		57,120
	Face Amount (000)
Promissory Notes (0.1%)
Technology: Miscellaneous (0.1%)
Glam Media, Inc. 9.00%, 12/3/13 (a)(b)(c)	$793	793
Glam Media, Inc. Escrow 9.00%, 12/3/13 (a)(b)(c)	113	74
Total Promissory Notes (Cost $2,516)		867

	Shares	Value (000)
Short-Term Investment (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $727)	726,727	$727
Total Investments (98.0%) (Cost $1,031,435) (d)		1,341,708
Other Assets in Excess of Liabilities (2.0%)		27,961
Net Assets (100.0%)		$1,369,669

(a)  Non-income producing security.

(b)  Security has been deemed illiquid at June 30, 2012.

(c)  At June 30, 2012, the Portfolio held fair valued securities valued at approximately $76,716,000, representing 5.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(d)  The approximate fair value and percentage of net assets, $50,015,000 and 3.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

@  Value is less than $500.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	66.4%
Commercial Services	16.4
Computer Services, Software & Systems	11.4
Utilities: Electrical	5.8
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Small Company Growth Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,030,708)	$1,340,981
Investment in Security of Affiliated Issuer, at Value (Cost $727)	727
Total Investments in Securities, at Value (Cost $1,031,435)	1,341,708
Foreign Currency, at Value (Cost $106)	105
Receivable for Investments Sold	41,370
Receivable for Portfolio Shares Sold	3,220
Dividends Receivable	720
Interest Receivable	47
Receivable from Affiliate	1
Other Assets	97
Total Assets	1,387,268
Liabilities:
Payable for Investments Purchased	8,254
Payable for Portfolio Shares Redeemed	5,600
Payable for Advisory Fees	2,738
Payable for Sub Transfer Agency Fees	626
Payable for Administration Fees	87
Payable for Professional Fees	50
Payable for Distribution and Shareholder Servicing Fees — Class P	43
Payable for Distribution and Shareholder Servicing Fees — Class H	6
Payable for Distribution and Shareholder Servicing Fees — Class L	1
Payable for Custodian Fees	9
Payable for Directors' Fees and Expenses	8
Payable for Transfer Agent Fees	5
Other Liabilities	172
Total Liabilities	17,599
Net Assets	$1,369,669
Net Assets Consist of:
Paid-in-Capital	$1,032,178
Accumulated Net Investment Loss	(2,405)
Accumulated Net Realized Gain	29,592
Unrealized Appreciation (Depreciation) on:
Investments	310,273
Foreign Currency Translations	31
Net Assets	$1,369,669
CLASS I:
Net Assets	$1,121,862
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	80,108,482
Net Asset Value, Offering and Redemption Price Per Share	$14.00
CLASS P:
Net Assets	$213,303
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	16,343,361
Net Asset Value, Offering and Redemption Price Per Share	$13.05
CLASS H:
Net Assets	$32,785
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	2,511,313
Net Asset Value, Redemption Price Per Share	$13.06
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.65
Maximum Offering Price Per Share	$13.71
CLASS L:
Net Assets	$1,719
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	132,098
Net Asset Value, Offering and Redemption Price Per Share	$13.01

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Small Company Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $15 of Foreign Taxes Withheld)	$6,207
Dividends from Security of Affiliated Issuer	23
Interest from Securities of Unaffiliated Issuers	47
Total Investment Income	6,277
Expenses:
Advisory Fees (Note B)	6,409
Sub Transfer Agency Fees	613
Administration Fees (Note C)	571
Distribution and Shareholder Servicing Fees — Class P (Note D)	332
Distribution and Shareholder Servicing Fees — Class H (Note D)	41
Distribution and Shareholder Servicing Fees — Class L (Note D)	6
Shareholder Reporting Fees	175
Transfer Agency Fees (Note E)	87
Custodian Fees (Note F)	66
Professional Fees	55
Registration Fees	35
Directors' Fees and Expenses	24
Pricing Fees	5
Other Expenses	8
Total Expenses	8,427
Waiver of Advisory Fees (Note B)	(558)
Rebate from Morgan Stanley Affiliate (Note G)	(19)
Net Expenses	7,850
Net Investment Loss	(1,573)
Realized Gain (Loss):
Investments Sold	33,432
Foreign Currency Transactions	(21)
Net Realized Gain	33,411
Change in Unrealized Appreciation (Depreciation):
Investments	116,532
Foreign Currency Translations	31
Net Change in Unrealized Appreciation (Depreciation)	116,563
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	149,974
Net Increase in Net Assets Resulting from Operations	$148,401

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Small Company Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(1,573)	$(5,631)
Net Realized Gain	33,411	47,068
Net Change in Unrealized Appreciation (Depreciation)	116,563	(193,850)
Net Increase (Decrease) in Net Assets Resulting from Operations	148,401	(152,413)
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(19,649)
Class P:
Net Realized Gain	—	(5,558)
Class H:
Net Realized Gain	—	(630)
Class L:
Net Realized Gain	—	(33)
Total Distributions	—	(25,870)
Capital Share Transactions:(1)
Class I:
Subscribed	87,549	262,046
Issued due to a tax-free reorganization	—	56
Distributions Reinvested	—	17,686
Redeemed	(155,745)	(300,632)
Class P:
Subscribed	15,835	61,496
Distributions Reinvested	—	5,556
Redeemed	(114,750)	(270,497)
Class H:
Subscribed	72	29
Issued due to a tax-free reorganization	—	34,449
Distributions Reinvested	—	612
Redeemed	(2,654)	(1,272)
Class L:
Subscribed	11	1
Issued due to a tax-free reorganization	—	1,783
Distributions Reinvested	—	32
Redeemed	(117)	(63)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(169,799)	(188,718)
Redemption Fees	24	139
Total Decrease in Net Assets	(21,374)	(366,862)
Net Assets:
Beginning of Period	1,391,043	1,757,905
End of Period (Including Accumulated Net Investment Losses of $(2,405) and $(832))	$1,369,669	$1,391,043
(1) Capital Share Transactions:
Class I:
Shares Subscribed	6,357	18,817
Shares Issued due to tax-free reorganization	—	4
Shares Issued on Distributions Reinvested	—	1,416
Shares Redeemed	(11,245)	(21,915)
Net Decrease in Class I Shares Outstanding	(4,888)	(1,678)
Class P:
Shares Subscribed	1,235	4,662
Shares Issued on Distributions Reinvested	—	477
Shares Redeemed	(8,881)	(21,097)
Net Decrease in Class P Shares Outstanding	(7,646)	(15,958)
Class H:
Shares Subscribed	5	3 *
Shares Issued due to tax-free reorganization	—	2,763 *
Shares Issued on Distributions Reinvested	—	52 *
Shares Redeemed	(206)	(105)*
Net Increase (Decrease) in Class H Shares Outstanding	(201)	2,713 *
Class L:
Shares Subscribed	1	— @@*
Shares Issued due to tax-free reorganization	—	143 *
Shares Issued on Distributions Reinvested	—	3 *
Shares Redeemed	(9)	(5)*
Net Increase (Decrease) in Class L Shares Outstanding	(8)	141 *

*  For the period November 11, 2011 (commencement of operations) through December 31, 2011.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Small Company Growth Portfolio

	Class I
	Six Months Ended June 30, 2012		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2011	2010		2009		2008		2007
Net Asset Value, Beginning of Period	$12.64		$14.17	$11.14		$7.64		$13.12		$13.31
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.01)		(0.04)	0.01		(0.03)		(0.01)		(0.05)
Net Realized and Unrealized Gain (Loss)	1.37		(1.25)	3.02		3.68		(5.47)		0.45
Total from Investment Operations	1.36		(1.29)	3.03		3.65		(5.48)		0.40
Distributions from and/or in Excess of:
Net Investment Income	—		—	—		(0.01)		—		—
Net Realized Gain	—		(0.24)	—		(0.14)		—		(0.59)
Total Distributions	—		(0.24)	—		(0.15)		—		(0.59)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00	‡	0.00	‡	0.00	‡
Net Asset Value, End of Period	$14.00		$12.64	$14.17		$11.14		$7.64		$13.12
Total Return++	10.76	%#	(9.12)%	27.20%		47.92%		(41.84)%		3.04%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,121,862		$1,074,392	$1,227,782		$977,515		$638,559		$1,137,839
Ratio of Expenses to Average Net Assets (1)	1.05	%+††*	1.05%+	1.05	%+††	1.05	%+	1.02	%+	1.01	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.05%+	1.05	%+††	1.05	%+	1.02	%+	1.01	%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.17	)%+††*	(0.29)%+	0.10	%+††	(0.28	)%+	(0.08	)%+	(0.35	)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00%§	0.00	%††§	0.00	%§	0.00	%§	0.00	%§
Portfolio Turnover Rate	14	%#	26%	26%		27%		34%		50%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.13	%††*	1.10%	1.12	%+††	1.07	%+	1.05	%+	N/A
Net Investment Income (Loss) to Average Net Assets	(0.25	)%††*	(0.34)%	0.03	%+††	(0.30	)%+	(0.11	)%+	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Small Company Growth Portfolio

	Class P
	Six Months Ended June 30, 2012		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2011	2010		2009		2008		2007
Net Asset Value, Beginning of Period	$11.80		$13.27	$10.46		$7.19		$12.39		$12.63
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.03)		(0.07)	(0.02)		(0.05)		(0.03)		(0.08)
Net Realized and Unrealized Gain (Loss)	1.28		(1.16)	2.83		3.46		(5.17)		0.43
Total from Investment Operations	1.25		(1.23)	2.81		3.41		(5.20)		0.35
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.24)	—		(0.14)		—		(0.59)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00	‡	0.00	‡	0.00	‡
Net Asset Value, End of Period	$13.05		$11.80	$13.27		$10.46		$7.19		$12.39
Total Return++	10.59	%#	(9.28)%	26.86%		47.41%		(41.97)%		2.81%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$213,303		$282,988	$530,123		$536,329		$345,302		$698,183
Ratio of Expenses to Average Net Assets (1)	1.30	%+††*	1.30%+	1.30	%+††	1.30	%+	1.27	%+	1.26	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.30%+	1.30	%+††	1.30	%+	1.27	%+	1.26	%+
Ratio of Net Investment Loss to Average Net Assets (1)	(0.42	)%+††*	(0.54)%+	(0.15	)%+††	(0.53	)%+	(0.34	)%+	(0.61	)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00%§	0.00	%††§	0.00	%§	0.00	%§	0.00	%§
Portfolio Turnover Rate	14	%#	26%	26%		27%		34%		50%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.38	%††*	1.35%	1.37	%+††	1.32	%+	1.30	%+	N/A
Net Investment Loss to Average Net Assets	(0.50	)%††*	(0.59)%	(0.22	)%+††	(0.55	)%+	(0.37	)%+	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Small Company Growth Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Period from November 11, 2011^ to December 31, 2011
Net Asset Value, Beginning of Period	$11.80		$12.47
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.03)		(0.00	)‡
Net Realized and Unrealized Gain (Loss)	1.29		(0.43)
Total from Investment Operations	1.26		(0.43)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.24)
Redemption Fees	—		0.00	‡
Net Asset Value, End of Period	$13.06		$11.80
Total Return++	10.68	%#	(3.46	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$32,785		$32,006
Ratio of Expenses to Average Net Assets (1)	1.30	%+††*	1.30	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.42	)%+††*	(0.26	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%§*
Portfolio Turnover Rate	14	%#	26	%*
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	1.38	%††*	1.35	%*
Net Investment Loss to Average Net Assets	(0.50	)%††*	(0.31	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Small Company Growth Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Period from November 11, 2011^ to December 31, 2011
Net Asset Value, Beginning of Period	$11.79		$12.47
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.06)		(0.01)
Net Realized and Unrealized Gain (Loss)	1.28		(0.43)
Total from Investment Operations	1.22		(0.44)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.24)
Redemption Fees	—		0.00	‡
Net Asset Value, End of Period	$13.01		$11.79
Total Return++	10.35	%#	(3.54	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,719		$1,657
Ratio of Expenses Average Net Assets (1)	1.80	%+††*	1.80	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.92	)%+††*	(0.77	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%§*
Portfolio Turnover Rate	14	%#	26	%*
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.88	%††*	1.85	%*
Net Investment Loss to Average Net Assets	(1.00	)%††*	(0.82	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Small Company Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

The Fund has suspended offering shares of the Small Company Growth Portfolio to new investors. The Fund will continue to offer shares of the Portfolio to existing shareholders. The Fund may recommence offering shares of the Portfolio to new investors in the future.

On November 11, 2011, the Portfolio acquired the net assets of Morgan Stanley Special Growth Fund ("Special Growth Fund"), an open-end investment company. Based on the respective valuations as of the close of business on November 11, 2011, pursuant to a Plan of Reorganization approved by the shareholders of Special Growth Fund on October 27, 2011 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by Morgan Stanley Investment Management Inc. with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 4,225 Class I shares of the Portfolio at a net asset value of $13.34 per share for 2,477 Class I shares of Special Growth Fund; 2,762,585 Class H shares of the Portfolio at a net asset value of $12.47 for 1,463,083 Class A shares and 109,160 Class B shares of Special Growth Fund; 142,996 Class L shares of the Portfolio at a net asset value of $12.47 for 89,674 Class C shares of Special Growth Fund. The net assets of Special Growth Fund before the Reorganization were approximately $36,289,000, including unrealized appreciation of approximately $2,423,000 at November 11, 2011. The investment portfolio of Special Growth Fund, with a fair value of approximately $36,424,000 and identified cost of approximately $34,001,000 on November 11, 2011, was the principal asset acquired by the Portfolio. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received from Special Growth Fund was carried forward to align ongoing reporting of the Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Portfolio were approximately $1,412,832,000. Immediately after the merger, the net assets of the Portfolio were approximately $1,449,121,000.

Upon closing of the Reorganization, shareholders of Special Growth Fund received shares of the Portfolio as follows:

Special Growth Fund	Small Company Growth Portfolio
Class A	Class H
Class B	Class H
Class C	Class L
Class I	Class I

Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Portfolio, the Portfolio's pro forma results of operations for the year ended December 31, 2011, are as follows:

Net investment loss(1)	$(4,536,000)
Net gain realized and unrealized gain (loss)(2)	$(146,370,000)
Net increase (decrease) in net assets resulting from operations	$(150,906,000)

(1) Approximately $(5,631,000) as reported, plus approximately $209,000 Special Growth Fund premerger, plus approximately $886,000 of estimated pro-forma eliminated expenses.

(2) Approximately $(146,782,000) as reported, plus approximately $412,000 Special Growth Fund premerger.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Special Growth Fund that have been included in the Portfolio's Statement of Operations since December 31, 2011.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity,

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Advertising Agencies	$18,092	$—	$—		$18,092
Air Transport	14,088	—	—		14,088
Alternative Energy	5,732	—	—		5,732
Asset Management & Custodian	27,237	—	—		27,237
Banks: Diversified	18,298	—	—		18,298
Beverage: Brewers & Distillers	21,935	—	—		21,935
Biotechnology	—	13,300	—		13,300
Cement	22,319	—	—		22,319
Chemicals: Diversified	47,591	—	—		47,591
Commercial Services	219,407	—	—		219,407
Computer Services, Software & Systems	152,623	—	—		152,623
Computer Technology	40,632	—	—		40,632
Consumer Electronics	10,307	—	—		10,307
Diversified Manufacturing Operations	21,735	—	—		21,735
Diversified Retail	42,820	—	—		42,820
Electronic Components	14,277	—	—		14,277
Entertainment	35,732	—	—		35,732
Foods	29,851	8,603	—		38,454
Health Care Facilities	2,538	—	—		2,538
Health Care Management Services	34,027	—	—		34,027
Health Care Services	58,286	—	—		58,286
Home Building	6,186	—	—		6,186
Insurance: Multi-Line	32,151	—	—		32,151
Media	—	—	5,829		5,829
Medical & Dental Instruments & Supplies	47,960	—	—		47,960
Medical Services	2,500	—	—		2,500
Metals & Minerals: Diversified	—	28,112	—		28,112
Miscellaneous Consumer Staples	19,677	—	—		19,677
Oil Well Equipment & Services	14,400	—	—		14,400
Pharmaceuticals	15,989	—	—		15,989
Printing and Copying Services	13,095	—	—		13,095
Publishing	23,149	—	—		23,149
Restaurants	21,364	—	—		21,364
Scientific Instruments: Pollution Control	20,599	—	—		20,599
Semiconductors & Components	24,409	—	—		24,409
Technology: Miscellaneous	18,314	—	—		18,314
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Telecommunications Equipment	$29,238	$—	$—		$29,238
Truckers	9,311	—	—		9,311
Utilities: Electrical	78,381	—	—	†	78,381
Total Common Stocks	1,214,250	50,015	5,829	†	1,270,094
Preferred Stocks	—	—	12,900		12,900
Convertible Preferred Stocks	—	—	57,120		57,120
Promissory Notes	—	—	867		867
Short-Term Investment — Investment Company	727	—	—		727
Total Assets	$1,214,977	$50,015	$76,716	†	$1,341,708

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $50,015,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Preferred Stocks (000)	Convertible Preferred Stocks (000)	Promissory Notes (000)
Beginning Balance	$—	†	$9,436	$60,208	$865
Purchases	5,829		—	—	—
Sales	—		—	—	—
Amortization of discount	—		—	—	—
Transfers in	—		—	—	—
Transfers out	—		—	—	—
Change in unrealized appreciation (depreciation)	—		3,464	(3,088)	2
Realized gains (losses)	—		—	—	—
Ending Balance	$5,829	†	$12,900	$57,120	$867
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2012	$—		$3,464	$(3,088)	$2

†  Includes one or more securities which are valued at zero.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2012.

	Fair Value at June 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Common Stock
Media	$5,829	Market Transaction	Purchase Price of Preferred	—		—		—		—
		Discounted cash flow	Weighted average cost of capital	15%		18%		17%		Decrease
			Perpetual growth rate	2.0%		3.0%		2.5%		Increase
		Market Comparable Companies	Enterprise Value/ EBITDA	10.6	x	11.5	x	11.1	x	Increase
			Discount for lack of marketability	15%		15%		15%		Decrease
			Equity Value/ Net Income	12.2	x	17.3	x	14.7	x	Increase
			Discount for lack of marketability	15%		15%		15%		Decrease
		Merger & Acquisition Transactions	Enterprise Value/ EBITDA	13.7	x	16.3	x	15.0	x	Increase
			Discount for lack of control	35%		35%		35%		Decrease
			Equity Value/ Net Income	22.2	x	25.0	x	23.6	x	Increase
			Discount for lack of control	35%		35%		35%		Decrease
Preferred Stocks
Health Care Services	10,847	Market Transaction	Purchase Price of Preferred	—		—		—		—
		Discounted cash flow	Weighted average cost of capital	13%		20%		15%		Decrease
			Perpetual growth rate	2.0%		3.0%		2.5%		Increase
Technology: Miscellaneous	2,053	Market Transaction	Purchase Price of Preferred	—		—		—		—
			Discount	4.4%		4.4%		4.4%		Decrease
			Adjusted Purchase Price	$4.96		$4.96		$4.96		Increase
Convertible Preferred Stocks
Alternative Energy	11,470	Market Transaction	Purchase Price of Preferred	—		—		—		—
		Discounted cash flow	Weighted average cost of capital	22.5%		27.5%		24.2%		Decrease
			Perpetual growth rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	2.6	x	3.4	x	3.1	x	Increase
			Discount for lack of marketability	15%		15%		15%		Decrease

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

	Fair Value at June 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Convertible Preferred Stocks (cont'd)
Computer Services, Software & Systems	$36,358	Market Transaction	Purchase Price of Preferred	—		—		—		—
		Discounted cash flow	Weighted average cost of capital	13.0%		18.0%		15.0%		Decrease
			Perpetual growth rate	2.0%		3.0%		2.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	9.7	x	25.2	x	17.5	x	Increase
			Discount for lack of marketability	15%		15%		15%		Decrease
			Enterprise Value/MAU	$72.66		$96.88		$84.77		Increase
			Discount for lack of marketability	15%		15%		15%		Decrease
Computer Services, Software & Systems	2,112	Market Transaction	Purchase Price of Preferred	—		—		—		—
		Discounted cash flow	Weighted average cost of capital	13%		18%		15%		Decrease
			Perpetual growth rate	2.0%		3.0%		2.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	6.7	x	15.7	x	9.6	x	Increase
			Discount for lack of marketability	na		na		na		Decrease
		Merger & Acquisition Transactions	Enterprise Value/ Revenue	8.7	x	10.8	x	9.4	x	Increase
			Discount for lack of control	25%		25%		25%		Decrease
Consumer Services: Miscellaneous	7,180	Market Transaction	Purchase Price of Preferred	—		—		—		—
		Discounted cash flow	Weighted average cost of capital	13%		17%		15%		Decrease
			Perpetual growth rate	2.0%		3.0%		2.5%		Increase
Promissory Notes
Technology: Miscellaneous	867	Market Transaction	Value Received in Merger	$100.00		$100.00		$100.00		Increase
			Discount	4.4%		4.4%		4.4%		Decrease
			Adjusted Purchase Price	$95.63		$95.63		$95.63		Increase

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Next $500 million	Over $1.5 billion
0.92%	0.85%	0.80%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.05% for Class I shares, 1.30% for Class P shares, 1.30% for Class H shares and 1.80% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $558,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $197,770,000 and $376,577,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $19,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$31,544	$215,553	$246,370	$23	$727

During the six months ended June 30, 2012, the Portfolio incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$25,870	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Accumulated Net Investment Loss (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$4,652	$722	$(5,374)

At December 31, 2011, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$3,808

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $396,525,000 and the aggregate gross unrealized depreciation is approximately $86,252,000 resulting in net unrealized appreciation of approximately $310,273,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2011, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

Amount* (000)	Expiration
$2,198	December 31, 2016
452	December 31, 2017

* Capital loss carryforward from target fund.

The amounts reflected in the capital loss carryforward table above for the Portfolio includes approximately $2,650,000 capital loss carryforward brought forward as a result of the Portfolio's merger with the Morgan Stanley Special Growth Fund in November 2011. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards may apply. The acquired capital loss carryforward is expected to expire in 2016 and 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2011, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $20,205,000.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2011, the Portfolio deferred to January 1, 2012 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses (000)	Capital Losses (000)
$15	$—

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 36.1% and 71.0%, for Class I and Class P shares, respectively.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

27

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This Report has been prepared for shareholders and may be distributed
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Morgan Stanley Investment Management Inc.
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© 2012 Morgan Stanley

IFISCGSAN
IU12-01696P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Emerging Markets Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	16

U.S. Privacy Policy	24

Director and Officer Information	27

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Emerging Markets Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

Emerging Markets Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*		Hypothetical Expenses Paid During Period*		Net Expense Ratio During Period**
Emerging Markets Portfolio Class I	$1,000.00	$1,060.30	$1,018.30	$6.76		$6.62		1.32%
Emerging Markets Portfolio Class P	1,000.00	1,059.00	1,017.06	8.04		7.87		1.57
Emerging Markets Portfolio Class H	1,000.00	941.30	1,005.95	2.45	+	2.53	+	1.49
Emerging Markets Portfolio Class L	1,000.00	940.50	1,005.10	3.27	+	3.38	+	1.99

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

+  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 62/366 (to reflect the actual days in the period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-year period and below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that both the Portfolio's management fee and total expense ratio were higher than its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was competitive with its peer group average, and (ii) the management fee and total expense ratio, although higher than its peer group average, were acceptable given the quality and nature of the services provided.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (96.0%)
Brazil (8.4%)
Banco Bradesco SA (Preference)	811,400	$12,095
BRF - Brasil Foods SA	1,030,952	15,599
Cia de Bebidas das Americas (Preference) ADR (a)	501,200	19,211
Cielo SA	322,820	9,496
PDG Realty SA Empreendimentos e Participacoes	1,988,000	3,474
Petroleo Brasileiro SA	190,983	1,797
Petroleo Brasileiro SA (Preference)	1,101,072	10,005
Petroleo Brasileiro SA ADR	389,500	7,311
Petroleo Brasileiro SA Sponsored ADR	69,624	1,263
Raia Drogasil SA	206,500	2,082
Ultrapar Participacoes SA	380,400	8,561
Vale SA (Preference)	150,084	2,926
Vale SA (Preference) ADR (a)	405,875	7,918
Vale SA ADR	162,400	3,224
		104,962
Chile (2.8%)
Banco Santander Chile ADR	83,400	6,463
Cencosud SA	1,157,802	6,372
Empresa Nacional de Electricidad SA	3,413,959	5,791
Empresa Nacional de Electricidad SA ADR	6,600	337
SACI Falabella	898,925	8,213
Sociedad Quimica y Minera de Chile SA ADR	129,900	7,231
		34,407
China (10.8%)
Ajisen China Holdings Ltd. (a)(b)	4,210,000	2,923
Belle International Holdings Ltd. (b)	3,322,000	5,682
China Construction Bank Corp. H Shares (b)	17,327,250	11,947
China Mengniu Dairy Co., Ltd. (a)(b)	5,756,000	15,217
China Pacific Insurance Group Co., Ltd. H Shares (b)	3,328,400	10,851
China Resources Enterprise Ltd. (b)	1,734,000	5,182
China Telecom Corp., Ltd. H Shares (b)	23,364,000	10,249
China ZhengTong Auto Services Holdings Ltd. (a)(b)(c)	1,148,000	610
Chow Tai Fook Jewellery Group Ltd. (a)(b)(c)	1,920,400	2,392
Hengan International Group Co., Ltd. (a)(b)	922,500	8,969
PetroChina Co., Ltd. H Shares (b)	10,534,000	13,708
Ping An Insurance Group Co. H Shares (b)	1,557,000	12,564
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (b)	3,782,900	4,746
Tencent Holdings Ltd. (a)(b)	712,200	21,032
Tingyi Cayman Islands Holding Corp. (a)(b)	1,314,000	3,388
Tsingtao Brewery Co., Ltd. H Shares (a)(b)	896,000	5,126
		134,586
Hong Kong (0.7%)
Samsonite International SA	5,188,800	8,784
Hungary (0.8%)
Richter Gedeon Nyrt	63,650	10,499

	Shares	Value (000)
India (7.1%)
ACC Ltd.	285,372	$6,529
Asian Paints Ltd.	81,940	5,723
Dr. Reddy's Laboratories Ltd.	229,785	6,810
Glenmark Pharmaceuticals Ltd.	906,368	5,928
HDFC Bank Ltd.	1,213,649	12,320
IndusInd Bank Ltd.	969,843	6,091
ITC Ltd.	2,080,682	9,690
Larsen & Toubro Ltd.	183,689	4,638
Reliance Industries Ltd.	236,534	3,146
Tata Consultancy Services Ltd.	310,222	7,136
Tata Motors Ltd.	2,076,180	9,063
Tata Steel Ltd.	783,540	6,206
Yes Bank Ltd.	922,300	5,649
		88,929
Indonesia (5.1%)
Astra International Tbk PT	17,438,500	12,751
Bank Central Asia Tbk PT	2,642,500	2,062
Bank Mandiri Tbk PT	12,347,500	9,558
Indofood Sukses Makmur Tbk PT	12,138,500	6,287
Indosat Tbk PT	12,925,500	5,966
Kalbe Farma Tbk PT	15,091,000	6,075
Lippo Karawaci Tbk PT	129,358,500	11,050
Telekomunikasi Indonesia Persero Tbk PT	11,616,000	10,112
		63,861
Korea, Republic of (16.4%)
Cheil Industries, Inc.	61,418	5,406
Cheil Worldwide, Inc.	183,495	2,929
Hyundai Engineering & Construction Co., Ltd.	108,436	6,234
Hyundai Heavy Industries Co., Ltd.	36,884	8,406
Hyundai Motor Co.	111,808	22,937
Hyundai Steel Co.	864	64
KB Financial Group, Inc.	158,127	5,151
Korea Aerospace Industries Ltd.	183,110	4,732
Korean Air Lines Co., Ltd. (c)	119,213	5,272
LG Chem Ltd.	31,301	8,096
LG Household & Health Care Ltd.	10,640	5,733
Mando Corp.	21,477	3,199
NCSoft Corp.	40,249	9,644
Nexon Co., Ltd. (c)	633,200	12,388
NHN Corp.	35,430	7,770
Samsung Electronics Co., Ltd.	48,688	51,620
Samsung Electronics Co., Ltd. (Preference)	16,821	11,132
Samsung Fire & Marine Insurance Co., Ltd.	29,148	5,771
Samsung Life Insurance Co., Ltd.	39,630	3,231
Shinhan Financial Group Co., Ltd.	225,352	7,843
SK C&C Co., Ltd.	63,602	5,958
SM Entertainment Co. (c)	106,506	4,527
Woongjin Coway Co., Ltd.	223,972	6,980
		205,023

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

	Shares	Value (000)
Malaysia (2.8%)
AirAsia Bhd	5,152,700	$5,829
Axiata Group Bhd	6,560,000	11,329
CIMB Group Holdings Bhd	3,924,400	9,392
Gamuda Bhd	790,500	874
Sime Darby Bhd	2,478,700	7,736
		35,160
Mexico (4.5%)
Alfa SAB de CV	304,400	4,865
Fomento Economico Mexicano SAB de CV (Units) ADR (d)	208,300	18,591
Grupo Televisa SAB ADR	364,700	7,834
Mexichem SAB de CV	1,446,344	6,221
Wal-Mart de Mexico SAB de CV Series V	7,018,600	18,778
		56,289
Peru (1.6%)
Cia de Minas Buenaventura SA ADR	225,390	8,560
Credicorp Ltd.	91,515	11,521
		20,081
Philippines (5.2%)
Ayala Corp.	733,522	8,220
Bloomberry Resorts Corp. (c)	9,605,000	2,181
DMCI Holdings, Inc.	372,970	505
Metro Pacific Investments Corp.	126,392,000	12,588
Metropolitan Bank & Trust	6,456,251	14,202
Philippine Long Distance Telephone Co.	221,550	13,949
SM Investments Corp.	766,610	13,325
		64,970
Poland (3.4%)
Jeronimo Martins SGPS SA	803,496	13,558
Polskie Gornictwo Naftowe i Gazownictwo SA	5,575,339	6,953
Powszechny Zaklad Ubezpieczen SA	105,485	10,601
Telekomunikacja Polska SA	2,464,320	11,521
		42,633
Qatar (0.5%)
Industries Qatar QSC	185,600	6,392
Russia (3.4%)
Eurasia Drilling Co., Ltd. GDR	166,077	4,239
Gazprom OAO ADR	887,071	8,397
Lukoil OAO ADR	371,202	20,751
Rosneft Oil Co. (Registered GDR)	1,494,975	9,382
		42,769
South Africa (5.3%)
AngloGold Ashanti Ltd. (a)	81,990	2,810
AngloGold Ashanti Ltd. ADR (a)	39,640	1,361
AVI Ltd.	1,115,970	6,848
Clicks Group Ltd.	1,235,403	8,143
Life Healthcare Group Holdings Ltd.	969,400	3,695
Naspers Ltd., Class N (a)	269,417	14,407
Pick n Pay Stores Ltd. (a)	1,390,518	7,468
SABMiller PLC	403,682	16,316
Sasol Ltd.	125,700	5,288
		66,336

	Shares	Value (000)
Switzerland (0.5%)
Swatch Group AG (The)	14,880	$5,887
Taiwan (6.8%)
Advanced Semiconductor Engineering, Inc.	175,000	143
Asustek Computer, Inc.	784,536	7,257
Catcher Technology Co., Ltd.	794,000	5,374
Chailease Holding Co., Ltd.	2,485,000	3,635
Formosa Plastics Corp.	1,551,000	4,171
Foxconn Technology Co., Ltd.	8,000	29
Fubon Financial Holding Co., Ltd.	4,156,795	4,196
Hon Hai Precision Industry Co., Ltd.	3,635,911	10,964
HTC Corp.	179,954	2,366
Lung Yen Life Service Corp.	903,000	2,603
MediaTek, Inc.	179,000	1,659
MStar Semiconductor, Inc.	864,000	5,833
Taiwan Cement Corp.	4,036,000	4,815
Taiwan Semiconductor Manufacturing Co., Ltd.	8,416,205	23,036
Uni-President Enterprises Corp.	5,399,730	8,675
		84,756
Thailand (3.7%)
Bank of Ayudhya PCL NVDR	1,120,400	1,053
Banpu PCL	516,500	7,324
Kasikornbank PCL (Foreign)	423,500	2,212
Kasikornbank PCL NVDR	2,047,100	10,497
Land and Houses PCL NVDR	42,748,200	10,585
PTT PCL (Foreign)	477,200	4,880
Siam Cement PCL NVDR (a)	483,000	4,820
Supalai PCL NVDR	543,100	293
Thai Airways International PCL (c)	6,011,700	4,119
		45,783
Turkey (4.1%)
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,082,516	13,882
Haci Omer Sabanci Holding AS	1,954,704	8,246
Turk Telekomunikasyon AS	1,872,837	7,660
Turkiye Garanti Bankasi AS	5,306,061	20,919
		50,707
United States (2.1%)
Mead Johnson Nutrition Co. (a)	160,070	12,887
Yum! Brands, Inc. (a)	208,357	13,423
		26,310
Total Common Stocks (Cost $1,063,869)		1,199,124
	No. of Rights
Rights (0.0%)
Chile (0.0%)
Cencosud SA (c) (Cost $—)	124,263	40
	Shares
Investment Company (0.6%)
India (0.6%)
Morgan Stanley Growth Fund (See Note G) (c) (Cost $1,535)	7,809,825	7,745

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

	Shares	Value (000)
Short-Term Investments (6.3%)
Securities held as Collateral on Loaned Securities (3.6%)
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G)	43,333,061	$43,333
	Face Amount (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (0.15%, dated 6/29/12, due 7/2/12; proceeds $521; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 3.13% due 2/15/42; valued at $531)	$521	521
Merrill Lynch & Co., Inc., (0.18%, dated 6/29/12, due 7/2/12; proceeds $677; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 3.75% due 3/27/19; valued at $691)	677	677
		1,198
Total Securities held as Collateral on Loaned Securities (Cost $44,531)		44,531
	Shares
Investment Companies (2.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $34,106)	34,106,482	34,106
Total Short-Term Investments (Cost $78,637)		78,637
Total Investments (102.9%) (Cost $1,144,041) Including $43,529,000 of Securities Loaned (e)(f)		1,285,546
Liabilities in Excess of Other Assets (-2.9%)		(36,627)
Net Assets (100.0%)		$1,248,919

(a)  All or a portion of this security was on loan at June 30, 2012.

(b)  Security trades on the Hong Kong exchange.

(c)  Non-income producing security.

(d)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(e)  Securities are available for collateral in connection with open foreign currency exchange contracts.

(f)  The approximate fair value and percentage of net assets, $933,300,000 and 74.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

NVDR  Non-Voting Depositary Receipt.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
UBS AG	JPY	542,106	$6,782	7/5/12	USD	6,921	$6,921	$139

JPY  —  Japanese Yen

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	60.3%
Commercial Banks	12.0
Oil, Gas & Consumable Fuels	8.8
Semiconductors & Semiconductor Equipment	7.5
Beverages	5.9
Food Products	5.5
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2012.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open foreign currency exchange contracts with total unrealized appreciation of approximately $139,000.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Emerging Markets Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $1,065,067)	$1,200,362
Investment in Security of Affiliated Issuer, at Value (Cost $78,974)	85,184
Total Investments in Securities, at Value (Cost $1,144,041)	1,285,546
Foreign Currency, at Value (Cost $1,918)	1,952
Cash	2
Receivable for Investments Sold	9,485
Dividends Receivable	3,572
Receivable for Portfolio Shares Sold	1,982
Unrealized Appreciation on Foreign Currency Exchange Contracts	139
Tax Reclaim Receivable	41
Receivable from Affiliate	4
Other Assets	81
Total Assets	1,302,804
Liabilities:
Collateral on Securities Loaned, at Value	44,532
Payable for Investments Purchased	3,302
Payable for Advisory Fees	3,081
Deferred Capital Gain Country Tax	1,361
Payable for Sub Transfer Agency Fees	602
Payable for Portfolio Shares Redeemed	432
Payable for Custodian Fees	229
Payable for Administration Fees	80
Payable for Professional Fees	59
Payable for Directors' Fees and Expenses	49
Payable for Distribution and Shareholder Servicing Fees — Class P	9
Payable for Distribution and Shareholder Servicing Fees — Class H	—	@
Payable for Distribution and Shareholder Servicing Fees — Class L	—	@
Payable for Transfer Agent Fees	—	@
Other Liabilities	149
Total Liabilities	53,885
Net Assets	$1,248,919
Net Assets Consist Of:
Paid-in-Capital	$1,143,172
Accumulated Net Investment Loss	(1,767)
Accumulated Net Realized Loss	(32,812)
Unrealized Appreciation (Depreciation) on:
Investments (Net of approximately $1,361 Deferred Capital Gain Country Tax)	133,934
Investments in Affiliates	6,210
Foreign Currency Exchange Contracts	139
Foreign Currency Translations	43
Net Assets	$1,248,919
CLASS I:
Net Assets	$1,201,766
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	52,154,279
Net Asset Value, Offering and Redemption Price Per Share	$23.04
CLASS P:
Net Assets	$47,135
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	2,099,407
Net Asset Value, Offering and Redemption Price Per Share	$22.45
CLASS H:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	419
Net Asset Value, Redemption Price Per Share	$22.45
Maximum Sales Load	4.75%
Maximum Sales Charge	$1.12
Maximum Offering Price Per Share	$23.57
CLASS L:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	419
Net Asset Value, Offering and Redemption Price Per Share	$22.43
(1) Including: Securities on Loan, at Value:	$43,529

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Emerging Markets Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,996 of Foreign Taxes Withheld)	$16,014
Income from Securities Loaned — Net	404
Dividends from Security of Affiliated Issuer	24
Interest from Securities of Unaffiliated Issuers	6
Total Investment Income	16,448
Expenses:
Advisory Fees (Note B)	7,931
Sub Transfer Agency Fees	531
Custodian Fees (Note F)	529
Administration Fees (Note C)	526
Shareholder Reporting Fees	93
Professional Fees	65
Distribution and Shareholder Servicing Fees — Class P (Note D)	62
Distribution and Shareholder Servicing Fees — Class H (Note D)	— @
Distribution and Shareholder Servicing Fees — Class L (Note D)	— @
Registration Fees	28
Directors' Fees and Expenses	22
Transfer Agency Fees (Note E)	18
Pricing Fees	8
Other Expenses	21
Total Expenses	9,834
Waiver of Advisory Fees (Note B)	(1,039)
Rebate from Morgan Stanley Affiliate (Note G)	(66)
Net Expenses	8,729
Net Investment Income	7,719
Realized Gain (Loss):
Investments Sold (Net of Capital Gain Country Tax of approximately $72)	(18,325)
Investments in Affiliates	618
Foreign Currency Exchange Contracts	(180)
Foreign Currency Transactions	(815)
Net Realized Loss	(18,702)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax Accrual of approximately $708)	86,170
Investments in Affiliates	55
Foreign Currency Exchange Contracts	139
Foreign Currency Translations	94
Net Change in Unrealized Appreciation (Depreciation)	86,458
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	67,756
Net Increase in Net Assets Resulting from Operations	$75,475

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Emerging Markets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$7,719	$14,687
Net Realized Gain (Loss)	(18,702)	102,195
Net Change in Unrealized Appreciation (Depreciation)	86,458	(455,950)
Net Increase (Decrease) in Net Assets Resulting from Operations	75,475	(339,068)
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(24,410)
Class P:
Net Realized Gain	—	(867)
Total Distributions	—	(25,277)
Capital Share Transactions:(1)
Class I:
Subscribed	69,290	150,629
Distributions Reinvested	—	24,390
Redeemed	(139,123)	(659,627)
Class P:
Subscribed	5,889	7,123
Distributions Reinvested	—	857
Redeemed	(8,020)	(59,019)
Class H:
Subscribed	10 *	—
Class L:
Subscribed	10 *	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(71,944)	(535,647)
Redemption Fees	10	158
Total Increase (Decrease) in Net Assets	3,541	(899,834)
Net Assets:
Beginning of Period	1,245,378	2,145,212
End of Period (Including Accumulated Net Investment Loss of $(1,767) and $(9,486))	$1,248,919	$1,245,378
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,938	5,906
Shares Issued on Distributions Reinvested	—	1,132
Shares Redeemed	(5,956)	(26,716)
Net Decrease in Class I Shares Outstanding	(3,018)	(19,678)
Class P:
Shares Subscribed	259	295
Shares Issued on Distributions Reinvested	—	41
Shares Redeemed	(355)	(2,412)
Net Decrease in Class P Shares Outstanding	(96)	(2,076)
Class H:
Shares Subscribed	— @@*	—
Class L:
Shares Subscribed	— @@*	—

@@  Amount is less than 500 shares.

*  For the period April 30, 2012 through June 30, 2012.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Emerging Markets Portfolio

	Class I
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$21.73		$27.14		$23.10		$13.79	$34.02	$29.29
Income (Loss) from Investment Operations:
Net Investment Income†	0.14		0.22		0.10		0.10	0.19	0.10
Net Realized and Unrealized Gain (Loss)	1.17		(5.22)		4.15		9.49	(18.78)	11.76
Total from Investment Operations	1.31		(5.00)		4.25		9.59	(18.59)	11.86
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.21)		(0.28)	—	(0.13)
Net Realized Gain	—		(0.41)		—		—	(1.64)	(7.01)
Total Distributions	—		(0.41)		(0.21)		(0.28)	(1.64)	(7.14)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡	0.01
Net Asset Value, End of Period	$23.04		$21.73		$27.14		$23.10	$13.79	$34.02
Total Return++	6.03	%#	(18.41)%		18.49%		69.54%	(56.39)%	41.56%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,201,766		$1,198,857		$2,031,778		$2,198,793	$1,191,199	$3,323,130
Ratio of Expenses to Average Net Assets (1)	1.32	%+*	1.48	%+††	1.47	%+††	1.40%+	1.43%+	1.35%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.47	%+††	1.40%+	1.43%+	1.35%+
Ratio of Net Investment Income to Average Net Assets (1)	1.18	%+*	0.86	%+††	0.40	%+††	0.56%+	0.78%+	0.28%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01	%††	0.01	%††	0.01%	0.00%§	0.00%§
Portfolio Turnover Rate	22	%#	60%		59%		64%	96%	101%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.49	%*	N/A		N/A		N/A	N/A	N/A
Net Investment Income to Average Net Assets	1.01	%*	N/A		N/A		N/A	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Emerging Markets Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$21.20		$26.56		$22.61		$13.51	$33.46	$28.91
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		0.15		0.04		0.06	0.13	0.01
Net Realized and Unrealized Gain (Loss)	1.14		(5.10)		4.06		9.28	(18.44)	11.60
Total from Investment Operations	1.25		(4.95)		4.10		9.34	(18.31)	11.61
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.15)		(0.24)	—	(0.05)
Net Realized Gain	—		(0.41)		—		—	(1.64)	(7.01)
Total Distributions	—		(0.41)		(0.15)		(0.24)	(1.64)	(7.06)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$22.45		$21.20		$26.56		$22.61	$13.51	$33.46
Total Return++	5.90	%#	(18.63)%		18.20%		69.11%	(56.50)%	41.20%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$47,135		$46,521		$113,434		$126,487	$67,559	$179,834
Ratio of Expenses to Average Net Assets (1)	1.57	%+*	1.73	%+††	1.72	%+††	1.65%+	1.68%+	1.60	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.72	%+††	1.65%+	1.68%+	1.60	%+
Ratio of Net Investment Income to Average Net Assets (1)	0.93	%+*	0.61	%+††	0.15	%+††	0.32%+	0.52%+	0.02	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01	%††	0.01	%††	0.01%	0.00%§	0.00	%§
Portfolio Turnover Rate	22	%#	60%		59%		64%	96%	101%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.74	%*	N/A		N/A		N/A	N/A	N/A
Net Investment Income to Average Net Assets	0.76	%*	N/A		N/A		N/A	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Emerging Markets Portfolio

	Class H
Selected Per Share Data and Ratios	Period from April 27, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$23.85
Income (Loss) from Investment Operations:
Net Investment Income†	0.10
Net Realized and Unrealized Loss	(1.50)
Total from Investment Operations	(1.40)
Redemption Fees	0.00	‡
Net Asset Value, End of Period	$22.45
Total Return++	(5.87	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9
Ratio of Expenses to Average Net Assets (1)	1.49	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.70	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	22	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	1.72	%*
Net Investment Income to Average Net Assets	2.47	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Emerging Markets Portfolio

	Class L
Selected Per Share Data and Ratios	Period from April 27, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$23.85
Income (Loss) from Investment Operations:
Net Investment Income†	0.08
Net Realized and Unrealized Loss	(1.50)
Total from Investment Operations	(1.42)
Redemption Fees	0.00	‡
Net Asset Value, End of Period	$22.43
Total Return++	(5.95	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9
Ratio of Expenses to Average Net Assets (1)	1.99	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.21	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	22	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	2.28	%*
Net Investment Income to Average Net Assets	1.92	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Emerging Markets Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$4,732	$—	$4,732
Airlines	—	15,220	—	15,220
Auto Components	—	3,199	—	3,199
Automobiles	—	44,751	—	44,751
Beverages	37,802	35,324	—	73,126
Chemicals	13,452	23,396	—	36,848
Commercial Banks	30,079	118,896	—	148,975
Communications Equipment	—	2,366	—	2,366
Computers & Peripherals	—	12,660	—	12,660
Construction & Engineering	—	14,349	—	14,349
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Construction Materials	$—	$16,164	$—	$16,164
Diversified Financial Services	—	36,885	—	36,885
Diversified Telecommunication Services	—	39,542	—	39,542
Electronic Equipment, Instruments & Components	—	10,964	—	10,964
Energy Equipment & Services	—	4,239	—	4,239
Food & Staples Retailing	27,232	26,208	—	53,440
Food Products	28,486	40,415	—	68,901
Health Care Providers & Services	—	8,441	—	8,441
Hotels, Restaurants & Leisure	13,423	5,104	—	18,527
Household Durables	3,474	6,980	—	10,454
Household Products	—	5,733	—	5,733
Independent Power Producers & Energy Traders	6,128	—	—	6,128
Industrial Conglomerates	4,865	27,958	—	32,823
Information Technology Services	9,496	13,094	—	22,590
Insurance	—	43,018	—	43,018
Internet Software & Services	—	28,802	—	28,802
Machinery	—	8,406	—	8,406
Media	7,834	21,863	—	29,697
Metals & Mining	23,989	9,080	—	33,069
Multiline Retail	8,213	8,143	—	16,356
Oil, Gas & Consumable Fuels	28,937	79,829	—	108,766
Personal Products	—	8,969	—	8,969
Pharmaceuticals	—	29,312	—	29,312
Real Estate Management & Development	—	21,928	—	21,928
Semiconductors & Semiconductor Equipment	—	93,423	—	93,423
Software	—	22,032	—	22,032
Specialty Retail	—	8,684	—	8,684
Textiles, Apparel & Luxury Goods	—	14,671	—	14,671
Tobacco	—	9,690	—	9,690
Wireless Telecommunication Services	—	31,244	—	31,244
Total Common Stocks	243,410	955,714	—	1,199,124

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Rights	$—	$40	$—	$40
Investment Company	7,745	—	—	7,745
Short-Term Investments
Investment Companies	77,439	—	—	77,439
Repurchase Agreements	—	1,198	—	1,198
Total Short-Term Investments	77,439	1,198	—	78,637
Foreign Currency Exchange Contracts	—	139	—	139
Total Assets	$328,594	$957,091	$—	$1,285,685

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $815,360,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets,

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk for loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the currency contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such currency contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or (loss). The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2012.

Primary Risk Exposure	Statement of Assets and Liabilities	Foreign Currency Exchange Contracts (000)
Assets:
Currency Risk	Receivables	$139

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

for the six months ended June 30, 2012 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Exchange Contracts	$(180)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Exchange Contracts	$139

For the six months ended June 30, 2012, the average monthly principal amount of foreign currency exchange contracts was approximately $6,096,000.

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of loaned securities and related collateral outstanding at June 30, 2012 were approximately $43,529,000 and $44,532,000, respectively. The Portfolio received cash collateral of approximately $44,532,000, of which, approximately $44,531,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At June 30, 2012, there was uninvested cash collateral of approximately $1,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

6.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

  Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, including Russia, ownership of shares is defined according to entries in the issuer's share register. In Russia, currently no central registration system exists and the share registrars may not be subject to effective state supervision. It is possible that a Portfolio could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of counterparty's failure to complete the transaction.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
1.25%	1.20%	1.15%	1.00%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.25% for Class I shares, 1.50% for Class P shares, 1.50% for Class H shares and 2.00% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $1,039,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Portfolio's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $279,949,000 and $368,747,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012,

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

advisory fees paid were reduced by approximately $21,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$137,612	$229,265	$289,438	$24	$77,439

The Portfolio invests in Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund has a cost basis of approximately $1,535,000 at June 30, 2012. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley Growth Fund. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $45,000 relating to the Portfolio's investment in the Morgan Stanley Growth Fund.

A summary of the Portfolio's transactions in shares of the Morgan Stanley Growth Fund during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (000)	Dividend Income (000)	Value June 30, 2012 (000)
$7,822	$—	$749	$618	$—	$7,745

During the six months ended June 30, 2012, the Portfolio incurred approximately $12,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Sub-Advisers, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2012, the Portfolio incurred approximately $104,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Sub-Advisers, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$25,277	$16,513	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in Capital (000)
$(3,952)	$4,370	$(418)

At December 31, 2011, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $212,882,000 and the aggregate gross unrealized depreciation

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

is approximately $71,377,000 resulting in net unrealized appreciation of approximately $141,505,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2011, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $68,600,000.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2011, the Portfolio deferred to January 1, 2012 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses	Capital Losses
$3,378	$563

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 65.5% and 64.5%, for Class I and Class P shares, respectively.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

27

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFIEMSAN
IU12-01704P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Emerging Markets Domestic Debt Portfolio
(formerly Emerging Markets Debt Portfolio)

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	16

U.S. Privacy Policy	24

Director and Officer Information	27

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Emerging Markets Domestic Debt Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

Emerging Markets Domestic Debt Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees, and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Domestic Debt Portfolio Class I	$1,000.00	$1,071.90	$1,020.74	$4.28	$4.17	0.83%
Emerging Markets Domestic Debt Portfolio Class P	1,000.00	1,070.20	1,019.49	5.56	5.42	1.08
Emerging Markets Domestic Debt Portfolio Class H	1,000.00	1,070.20	1,019.49	5.56	5.42	1.08
Emerging Markets Domestic Debt Portfolio Class L	1,000.00	1,067.60	1,017.01	8.12	7.92	1.58

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee and total expense ratio were lower than its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was acceptable and (ii) the Portfolio's management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Portfolio of Investments (unaudited)

Emerging Markets Domestic Debt Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (90.5%)
Brazil (11.7%)
Sovereign (11.7%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/14	BRL	8,548	$4,299
Brazilian Government International Bond,
8.50%, 1/5/24		10,670	5,817
			10,116
Chile (0.8%)
Sovereign (0.8%)
Chile Government International Bond,
5.50%, 8/5/20	CLP	327,000	699
Colombia (5.2%)
Sovereign (5.2%)
Colombia Government International Bond,
7.75%, 4/14/21	COP	1,700,000	1,190
12.00%, 10/22/15		1,590,000	1,109
Republic of Colombia,
9.85%, 6/28/27		2,612,000	2,223
			4,522
Hungary (4.3%)
Sovereign (4.3%)
Hungary Government Bond,
6.75%, 8/22/14 - 2/24/17	HUF	850,270	3,670
Indonesia (6.4%)
Sovereign (6.4%)
Barclays Bank PLC, Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/19/18 (a)	IDR	10,000,000	1,236
Deutsche Bank AG, Republic of Indonesia Government Bond, Credit Linked Notes,
11.00%, 12/15/20 (a)(b)		12,000,000	1,688
JPMorgan Chase & Co., Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/18/18 (a)		1,000,000	124
11.00%, 11/17/20		17,890,000	2,517
			5,565
Malaysia (7.9%)
Sovereign (7.9%)
Malaysia Government Bond,
3.21%, 5/31/13	MYR	12,425	3,921
3.43%, 8/15/14		9,258	2,942
			6,863
Mexico (13.2%)
Sovereign (13.2%)
Mexican Bonos,
7.50%, 6/3/27	MXN	16,200	1,382
8.00%, 6/11/20		92,161	8,194

	Face Amount (000)		Value (000)
Petroleos Mexicanos, (Units),
7.65%, 11/24/21 (a)(c)	MXN	23,000	$1,850
			11,426
Peru (3.0%)
Sovereign (3.0%)
Peru Government Bond,
8.60%, 8/12/17	PEN	1,390	625
Peruvian Government International Bond, (Units)
6.95%, 8/12/31 (a)(c)		1,850	806
8.20%, 8/12/26 (c)		2,456	1,180
			2,611
Poland (10.0%)
Sovereign (10.0%)
Poland Government Bond,
5.25%, 10/25/17	PLN	8,230	2,526
5.50%, 10/25/19		14,309	4,447
6.25%, 10/24/15		5,288	1,666
			8,639
Russia (5.7%)
Sovereign (5.7%)
Russian Foreign Bond — Eurobond,
7.85%, 3/10/18 (a)	RUB	45,000	1,468
7.85%, 3/10/18 (d)		105,000	3,425
			4,893
South Africa (9.8%)
Sovereign (9.8%)
South Africa Government Bond,
7.25%, 1/15/20	ZAR	69,116	8,508
Thailand (2.2%)
Sovereign (2.2%)
Thailand Government Bond,
4.25%, 3/13/13	THB	28,400	901
5.25%, 7/13/13 - 5/12/14		29,403	958
			1,859
Turkey (7.9%)
Sovereign (7.9%)
Turkey Government Bond,
Zero Coupon, 2/20/13 - 5/15/13	TRY	6,154	3,180
9.00%, 1/27/16		920	518
10.00%, 6/17/15		3,490	2,005
10.50%, 1/15/20		1,894	1,153
			6,856
Venezuela (2.4%)
Sovereign (2.4%)
Petroleos de Venezuela SA,
8.50%, 11/2/17		$2,483	2,023
Venezuela Government International Bond,
9.25%, 9/15/27 (d)		66	54
			2,077
Total Fixed Income Securities (Cost $77,561)			78,304

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Portfolio of Investments (unaudited) (cont'd)

Emerging Markets Domestic Debt Portfolio

	No. of Warrants	Value (000)
Warrants (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (b)(e) (Cost $—)	495	$15
	Shares
Short-Term Investments (10.2%)
Securities held as Collateral on Loaned Securities (4.2%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G)	3,519,867	3,520
	Face Amount (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (0.15%, dated 6/29/12, due 7/2/12; proceeds $42; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 3.13% due 2/15/42; valued at $43)	$42	42
Merrill Lynch & Co., Inc., (0.18%, dated 6/29/12, due 7/2/12; proceeds $55; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 3.75% due 3/27/19; valued at $56)	55	55
		97
Total Securities held as Collateral on Loaned Securities (Cost $3,617)		3,617

	Shares	Value (000)
Investment Company (6.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $5,176)	5,175,751	$5,176
Total Short-Term Investments (Cost $8,793)		8,793
Total Investments (100.7%) (Cost $86,354) Including $3,549 of Securities Loaned (f)		87,112
Liabilities in Excess of Other Assets (-0.7%)		(576)
Net Assets (100.0%)		$86,536

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2012.

(c)  Consists of one or more classes of securities traded together as a unit.

(d)  All or a portion of this security was on loan at June 30, 2012.

(e)  Security has been deemed illiquid at June 30, 2012.

(f)  Securities are available for collateral in connection with open foreign currency exchange contracts and futures contracts.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	RUB	22,000	$678	7/16/12	USD	659	$659	$(19)
JPMorgan Chase Bank	RUB	34,300	1,056	7/16/12	USD	1,026	1,026	(30)
JPMorgan Chase Bank	USD	6,111	6,111	7/16/12	RUB	199,376	6,142	31
JPMorgan Chase Bank	USD	1,501	1,501	7/31/12	MYR	4,800	1,508	7
JPMorgan Chase Bank	USD	4,507	4,507	7/31/12	THB	143,900	4,522	15
			$13,853				$13,857	$4

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Portfolio of Investments (unaudited) (cont'd)

Emerging Markets Domestic Debt Portfolio

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Short:
U.S. Treasury 10 yr. Note	19	$(2,534)	Sep-12	$(12)

BRL  —  Brazilian Real

CLP  —  Chilean Peso

COP  —  Colombian Peso

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

MXN  —  Mexican New Peso

MYR  —  Malaysian Ringgit

PEN  —  Peruvian Nuevo Sol

PLN  —  Polish Zloty

RUB  —  Russian Ruble

THB  —  Thai Baht

TRY  —  Turkish Lira

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	93.8%
Short-Term Investments	6.2
Other**	0.0	***
Total Investments	100.0	%****

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2012.

**  Industries and/or investment types representing less than 5% of total investments.

***  Amount is less than 0.05%.

****  Does not include open short futures contracts with an underlying face amount of approximately $2,534,000 and total unrealized depreciation of approximately $12,000. Also does not include open foreign currency exchange contracts with net unrealized appreciation of approximately $4,000.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Emerging Markets Domestic Debt Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $77,658)	$78,416
Investment in Security of Affiliated Issuer, at Value (Cost $8,696)	8,696
Total Investments in Securities, at Value (Cost $86,354)	87,112
Foreign Currency, at Value (Cost $933)	935
Cash	145
Interest Receivable	1,666
Receivable for Investments Sold	601
Unrealized Appreciation on Foreign Currency Exchange Contracts	53
Receivable for Variation Margin	47
Receivable for Portfolio Shares Sold	18
Receivable from Affiliate	2
Other Assets	6
Total Assets	90,585
Liabilities:
Collateral on Securities Loaned, at Value	3,617
Payable for Portfolio Shares Redeemed	182
Payable for Advisory Fees	120
Unrealized Depreciation on Foreign Currency Exchange Contracts	49
Payable for Professional Fees	25
Payable for Custodian Fees	14
Payable for Sub Transfer Agency Fees	9
Payable for Administration Fees	6
Payable for Directors' Fees and Expenses	5
Payable for Distribution and Shareholder Servicing Fees — Class P	1
Payable for Distribution and Shareholder Servicing Fees — Class H	1
Payable for Distribution and Shareholder Servicing Fees — Class L	3
Payable for Investments Purchased	2
Payable for Transfer Agent Fees	1
Other Liabilities	14
Total Liabilities	4,049
Net Assets	$86,536
Net Assets Consist of:
Paid-in-Capital	$87,923
Undistributed Net Investment Income	1,276
Accumulated Net Realized Loss	(3,392)
Unrealized Appreciation (Depreciation) on:
Investments	758
Futures Contracts	(12)
Foreign Currency Exchange Contracts	4
Foreign Currency Translations	(21)
Net Assets	$86,536
CLASS I:
Net Assets	$73,595
Shares Outstanding $0.003 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	6,180,770
Net Asset Value, Offering and Redemption Price Per Share	$11.91
CLASS P:
Net Assets	$5,278
Shares Outstanding $0.003 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	431,670
Net Asset Value, Offering and Redemption Price Per Share	$12.23
CLASS H:
Net Assets	$3,018
Shares Outstanding $0.003 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	246,797
Net Asset Value, Redemption Price Per Share	$12.23
Maximum Sales Load	3.50%
Maximum Sales Charge	$0.44
Maximum Offering Price Per Share	$12.67
CLASS L:
Net Assets	$4,645
Shares Outstanding $0.003 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	387,534
Net Asset Value, Offering and Redemption Price Per Share	$11.99
(1) Including: Securities on Loan, at Value:	$3,549

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Emerging Markets Domestic Debt Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $5 Foreign Taxes Withheld)	$2,759
Dividends from Security of Affiliated Issuer	11
Income from Securities Loaned — Net	2
Dividends from Securities of Unaffiliated Issuers	1
Total Investment Income	2,773
Expenses:
Advisory Fees (Note B)	356
Administration Fees (Note C)	38
Custodian Fees (Note F)	34
Registration Fees	34
Professional Fees	31
Distribution and Shareholder Servicing Fees — Class P (Note D)	7
Distribution and Shareholder Servicing Fees — Class H (Note D)	4
Distribution and Shareholder Servicing Fees — Class L (Note D)	19
Shareholder Reporting Fees	11
Sub Transfer Agency Fees	8
Transfer Agency Fees (Note E)	7
Pricing Fees	3
Directors' Fees and Expenses	2
Other Expenses	4
Total Expenses	558
Waiver of Advisory Fees (Note B)	(124)
Rebate from Morgan Stanley Affiliate (Note G)	(10)
Net Expenses	424
Net Investment Income	2,349
Realized Loss:
Investments Sold	(2,288)
Foreign Currency Exchange Contracts	(264)
Foreign Currency Transactions	(49)
Futures Contracts	(37)
Net Realized Loss	(2,638)
Change in Unrealized Appreciation (Depreciation):
Investments	5,675
Foreign Currency Exchange Contracts	103
Foreign Currency Translations	94
Futures Contracts	(12)
Net Change in Unrealized Appreciation (Depreciation)	5,860
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	3,222
Net Increase in Net Assets Resulting from Operations	$5,571

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Emerging Markets Domestic Debt Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,349	$3,562
Net Realized Loss	(2,638)	(647)
Net Change in Unrealized Appreciation (Depreciation)	5,860	(7,552)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,571	(4,637)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(933)	(3,114)
Net Realized Gain	—	(764)
Class P:
Net Investment Income	(52)	(397)
Net Realized Gain	—	(96)
Class H:
Net Investment Income	(31)	(114)
Net Realized Gain	—	(26)
Class L:
Net Investment Income	(48)	(227)
Net Realized Gain	—	(63)
Total Distributions	(1,064)	(4,801)
Capital Share Transactions:(1)
Class I:
Subscribed	35,199	72,085
Distributions Reinvested	291	1,766
Redeemed	(35,100)	(25,667)
Class P:
Subscribed	235	3,753
Distributions Reinvested	52	493
Redeemed	(2,203)	(3,289)
Class H:
Subscribed	—	2,128
Distributions Reinvested	31	140
Redeemed	(146)	(960)
Class L:
Subscribed	208	1,819
Distributions Reinvested	48	290
Redeemed	(848)	(1,205)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,233)	51,353
Redemption Fees	1	1
Total Increase in Net Assets	2,275	41,916
Net Assets:
Beginning of Period	84,261	42,345
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $1,276 and $(9))	$86,536	$84,261
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,956	5,856
Shares Issued on Distributions Reinvested	24	149
Shares Redeemed	(2,991)	(2,133)
Net Increase (Decrease) in Class I Shares Outstanding	(11)	3,872
Class P:
Shares Subscribed	20	292
Shares Issued on Distributions Reinvested	4	40
Shares Redeemed	(180)	(277)
Net Increase (Decrease) in Class P Shares Outstanding	(156)	55
Class H:
Shares Subscribed	—	163
Shares Issued on Distributions Reinvested	2	12
Shares Redeemed	(11)	(77)
Net Increase (Decrease) in Class H Shares Outstanding	(9)	98
Class L:
Shares Subscribed	17	142
Shares Issued on Distributions Reinvested	4	24
Shares Redeemed	(71)	(100)
Net Increase (Decrease) in Class L Shares Outstanding	(50)	66

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Emerging Markets Domestic Debt Portfolio

	Class I
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$11.23		$12.44		$12.15		$9.94		$11.47	$11.99
Income (Loss) from Investment Operations:
Net Investment Income†	0.30		0.64		0.87		0.71		1.03	0.71
Net Realized and Unrealized Gain (Loss)	0.51		(1.07)		0.92		1.64		(2.15)	(0.23)
Total from Investment Operations	0.81		(0.43)		1.79		2.35		(1.12)	0.48
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.64)		(0.93)		(0.09)		(0.41)	(1.00)
Net Realized Gain	—		(0.14)		(0.57)		(0.05)		—	—
Total Distributions	(0.13)		(0.78)		(1.50)		(0.14)		(0.41)	(1.00)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00	‡	—	0.00	‡
Net Asset Value, End of Period	$11.91		$11.23		$12.44		$12.15		$9.94	$11.47
Total Return++	7.19	%#	(3.66)%		15.07%		23.75%		(10.07)%	4.68%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$73,595		$69,557		$28,864		$38,041		$21,887	$52,686
Ratio of Expenses to Average Net Assets (1)	0.83	%+††*	0.83	%+††	0.84	%+††	0.84	%+	0.83%+	0.93	%+^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		0.84	%+††	0.84	%+	0.81%+	0.85	%+
Ratio of Net Investment Income to Average Net Assets (1)	5.01	%+††*	5.21	%+††	7.12	%+††	6.44	%+	9.16%+	6.28	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%††*	0.02	%††	0.01	%††	0.01%		0.01%	0.00	%§
Portfolio Turnover Rate	39	%#	85%		109%		138%		248%	155%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.11	%††*	1.19	%††	1.29	%+††	1.35	%+	1.61%+	1.21	%+
Net Investment Income to Average Net Assets	4.73	%††*	4.85	%††	6.67	%+††	5.93	%+	8.38%+	6.00	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^  Effective June 1, 2006, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class I shares. Prior to June 1, 2006, the maximum ratio was 1.00% for Class I shares. Prior to May 1, 2004, the maximum ratio was 1.75% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Emerging Markets Domestic Debt Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$11.54		$12.76		$12.42		$10.18		$11.77	$12.29
Income (Loss) from Investment Operations:
Net Investment Income†	0.29		0.63		0.86		0.84		0.94	0.69
Net Realized and Unrealized Gain (Loss)	0.52		(1.10)		0.94		1.53		(2.13)	(0.23)
Total from Investment Operations	0.81		(0.47)		1.80		2.37		(1.19)	0.46
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.61)		(0.89)		(0.08)		(0.40)	(0.98)
Net Realized Gain	—		(0.14)		(0.57)		(0.05)		—	—
Total Distributions	(0.12)		(0.75)		(1.46)		(0.13)		(0.40)	(0.98)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00	‡	—	0.00	‡
Net Asset Value, End of Period	$12.23		$11.54		$12.76		$12.42		$10.18	$11.77
Total Return++	7.02	%#	(3.90)%		14.88%		23.43%		(10.34)%	4.29%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,278		$6,784		$6,792		$4,379		$3,640	$870
Ratio of Expenses to Average Net Assets (1)	1.08	%+††*	1.08	%+††	1.09	%+††	1.09	%+	1.12%+	1.20	%+^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.09	%+††	1.09	%+	1.10%+	1.10	%+
Ratio of Net Investment Income to Average Net Assets (1)	4.76	%+††*	4.96	%+††	6.87	%+††	7.52	%+	8.56%+	5.99	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%††*	0.02	%††	0.01	%††	0.01%		0.01%	0.00	%§
Portfolio Turnover Rate	39	%#	85%		109%		138%		248%	155%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.36	%††*	1.44	%††	1.54	%+††	1.62	%+	2.31%+	1.49	%+
Net Investment Income to Average Net Assets	4.48	%††*	4.60	%††	6.42	%+††	6.99	%+	7.37%+	5.71	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^  Effective June 1, 2006, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class P shares. Prior to June 1, 2006, the maximum ratio was 1.25% for Class P shares. Prior to May 1, 2004, the maximum ratio was 2.00% for Class P shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Emerging Markets Domestic Debt Portfolio

	Class H
	Six Months Ended June 30,		Year Ended December 31,						Period from January 2, 2008^ to
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009		December 31, 2008
Net Asset Value, Beginning of Period	$11.54		$12.76		$12.42		$10.18		$11.86
Income (Loss) from Investment Operations:
Net Investment Income†	0.29		0.62		0.86		0.71		0.88
Net Realized and Unrealized Gain (Loss)	0.52		(1.09)		0.94		1.66		(2.17)
Total from Investment Operations	0.81		(0.47)		1.80		2.37		(1.29)
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.61)		(0.89)		(0.08)		(0.39)
Net Realized Gain	—		(0.14)		(0.57)		(0.05)		—
Total Distributions	(0.12)		(0.75)		(1.46)		(0.13)		(0.39)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00	‡	—
Net Asset Value, End of Period	$12.23		$11.54		$12.76		$12.42		$10.18
Total Return++	7.02	%#	(3.88)%		14.86%		23.40%		(10.70	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,018		$2,955		$2,021		$2,316		$1,758
Ratio of Expenses to Average Net Assets (1)	1.08	%+††*	1.08	%+††	1.09	%+††	1.09	%+	1.18	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.09	%+††	1.09	%+	1.10	%+*
Ratio of Net Investment Income to Average Net Assets (1)	4.76	%+††*	4.96	%+††	6.87	%+††	6.37	%+	7.66	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%††*	0.02	%††	0.01	%††	0.01%		0.01	%*
Portfolio Turnover Rate	39	%#	85%		109%		138%		248	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	1.36	%††*	1.44	%††	1.54	%+††	1.57	%+	2.11	%+*
Net Investment Income to Average Net Assets	4.48	%††*	4.60	%††	6.42	%+††	5.89	%+	6.73	%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Emerging Markets Domestic Debt Portfolio

	Class L
	Six Months Ended June 30,		Year Ended December 31,						Period from January 2, 2008^ to
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009		December 31, 2008
Net Asset Value, Beginning of Period	$11.33		$12.54		$12.24		$10.09		$11.84
Income (Loss) from Investment Operations:
Net Investment Income†	0.25		0.55		0.79		0.92		0.50
Net Realized and Unrealized Gain (Loss)	0.52		(1.07)		0.92		1.36		(1.87)
Total from Investment Operations	0.77		(0.52)		1.71		2.28		(1.37)
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.55)		(0.84)		(0.08)		(0.38)
Net Realized Gain	—		(0.14)		(0.57)		(0.05)		—
Total Distributions	(0.11)		(0.69)		(1.41)		(0.13)		(0.38)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00	‡	—
Net Asset Value, End of Period	$11.99		$11.33		$12.54		$12.24		$10.09
Total Return++	6.76	%#	(4.34)%		14.18%		22.80%		(11.85	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,645		$4,965		$4,668		$1,305		$342
Ratio of Expenses Average Net Assets (1)	1.58	%+††*	1.58	%+††	1.59	%+††	1.59	%+	1.72	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.59	%+††	1.59	%+	1.60	%+*
Ratio of Net Investment Income to Average Net Assets (1)	4.26	%+††*	4.46	%+††	6.37	%+††	8.21	%+	8.78	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%††*	0.02	%††	0.01	%††	0.01%		0.01	%*
Portfolio Turnover Rate	39	%#	85%		109%		138%		248	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.86	%††*	1.94	%††	2.04	%+††	2.02	%+	3.03	%+*
Net Investment Income to Average Net Assets	3.98	%††*	4.10	%††	5.92	%+††	7.78	%+	7.47	%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Emerging Markets Domestic Debt Portfolio, formerly the "Emerging Markets Debt Portfolio". The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and of corporate issuers in emerging market countries. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

The Portfolio holds a significant portion of its investments in securities which are traded by a small number of market makers who may also be utilized by the Portfolio to provide pricing information used to value such investments. The amounts realized upon disposition of these securities

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

may differ from the value reflected on the Statement of Assets and Liabilities.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards Codification(TM) ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Sovereign	$—	$78,304	$—	$78,304
Total Fixed Income Securities	—	78,304	—	78,304
Warrant	—	15	—	15
Short-Term Investments
Investment Companies	8,696	—	—	8,696
Repurchase Agreements	—	97	—	97
Total Short-Term Investments	8,696	97	—	8,793
Foreign Currency Exchange Contracts	—	53	—	53
Total Assets	8,696	78,469	—	87,165
Liabilities:
Futures Contracts	(12)	—	—	(12)
Foreign Currency Exchange Contracts	—	(49)	—	(49)
Total Liabilities	(12)	(49)	—	(61)
Total	$8,684	$78,420	$—	$87,104

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, the Portfolio did not have any significant investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk for loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser, a wholly-owned subsidiary of Morgan Stanley, seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the currency contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such currency contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or (loss). The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio's initial investment in such contracts.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of each Portfolio's derivative contracts by primary risk exposure as of June 30, 2012.

Primary Risk Exposure	Statement of Assets and Liabilities	Foreign Currency Exchange Contracs (000)	Futures Contracts (000)(a)
Assets:
Currency Risk	Receivables	$53	$—
Liabilities:
Currency Risk	Payables	$(49)	$—
Interest Rate Risk	Payables	—	(12)
Total Payables		$(49)	$(12)

(a) This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2012 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Exchange Contracts	$(264)
Interest Rate Risk	Futures Contracts	(37)
Total		$(301)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Exchange Contracts	$103
Interest Rate Risk	Futures Contracts	(12)
Total		$91

For the six months ended June 30, 2012, the average monthly principal amount of foreign currency exchange contracts was approximately $13,519,000 and the average monthly original value of futures contracts was approximately $1,258,000.

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of loaned securities and related collateral outstanding at June 30, 2012 were approximately $3,549,000 and $3,617,000, respectively. The Portfolio received cash collateral of approximately $3,617,000, of which, approximately $3,617,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At June 30, 2012, there was uninvested cash collateral of less than $500, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

6.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 0.85% for Class I shares, 1.10% for Class P shares, 1.10% for Class H shares and 1.60% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $124,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $36,851,000 and $31,400,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $10,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$12,670	$40,153	$44,127	$11	$8,696

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,852	$949	$4,823	$68

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and defaulted bonds, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$(669)	$669	$—	@

@ Amount is less than $500

At December 31, 2011, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$15

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,108,000 and the aggregate gross unrealized depreciation is approximately $2,350,000 resulting in net unrealized appreciation of approximately $758,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2011, the Portfolio deferred to January 1, 2012 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses (000)	Capital Losses (000)
$28	$—

I. Other: Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, including Russia, ownership of shares is defined according to entries in the issuer's share register. In Russia, currently no central registration system exists and the share registrars may not be subject to effective state supervision. It is possible that a Portfolio could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of counterparty's failure to complete the transaction.

At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 67.7% and 61.2%, for Class I and Class P shares, respectively.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

27

(This Page has been left blank intentionally.)

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFIEMDSAN
IU12-01729P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Growth Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	15

U.S. Privacy Policy	22

Director and Officer Information	25

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Growth Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*		Hypothetical Expenses Paid During Period*		Net Expense Ratio During Period**
Growth Portfolio Class I	$1,000.00	$1,113.00	$1,021.28	$3.78		$3.62		0.72%
Growth Portfolio Class P	1,000.00	1,111.60	1,020.04	5.09		4.87		0.97
Growth Portfolio Class H	1,000.00	927.90	1006.91	1.50	+	1.56	+	0.92
Growth Portfolio Class L	1,000.00	926.80	1005.91	2.46	+	2.57	+	1.51

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

+  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 62/366 (to reflect the actual days in the period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one- year period but better than its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that both the Portfolio's management fee and total expense ratio were lower than its peer group average. After discussion, the Board concluded that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (96.5%)
Air Transport (1.4%)
Expeditors International of Washington, Inc.	317,490	$12,303
Alternative Energy (2.3%)
Range Resources Corp.	147,428	9,122
Ultra Petroleum Corp. (a)	435,162	10,039
		19,161
Asset Management & Custodian (0.6%)
Citigroup, Inc.(See Note G)	93,861	2,572
Goldman Sachs Group, Inc. (The)	24,951	2,392
		4,964
Beverage: Brewers & Distillers (3.1%)
Anheuser-Busch InBev N.V. ADR	190,094	15,141
DE Master Blenders 1753 N.V. (Netherlands) (a)	957,128	10,792
		25,933
Beverage: Soft Drinks (1.6%)
PepsiCo, Inc.	188,948	13,351
Biotechnology (2.2%)
Illumina, Inc. (a)	467,087	18,866
Chemicals: Diversified (2.9%)
Monsanto Co.	293,292	24,279
Commercial Finance & Mortgage Companies (1.3%)
BM&F Bovespa SA (Brazil)	2,248,588	11,475
Commercial Services (3.0%)
eBay, Inc. (a)	307,285	12,909
Intertek Group PLC (United Kingdom)	305,837	12,854
		25,763
Communications Technology (3.7%)
Motorola Solutions, Inc.	581,545	27,978
Research In Motion Ltd. (Canada) (a)	405,634	2,998
		30,976
Computer Services, Software & Systems (19.9%)
Baidu, Inc. ADR (China) (a)	233,117	26,804
Facebook, Inc. (a)	889,238	27,673
Facebook, Inc., Class B (a)(b)(c)	1,000,782	28,552
Google, Inc., Class A (a)	64,238	37,262
LinkedIn Corp., Class A (a)	118,413	12,584
Salesforce.com, Inc. (a)	142,780	19,741
VMware, Inc., Class A (a)	112,908	10,279
Zynga, Inc., Class A (a)	1,031,605	5,612
		168,507
Computer Technology (10.0%)
Apple, Inc. (a)	130,765	76,366
Yandex N.V., Class A (Russia) (a)	419,569	7,993
		84,359
Consumer Lending (4.5%)
CME Group, Inc.	47,453	12,723
Mastercard, Inc., Class A	29,198	12,558
Visa, Inc., Class A	104,344	12,900
		38,181

	Shares	Value (000)
Diversified Financial Services (0.4%)
Bank of America Corp.	380,015	$3,108
Diversified Media (2.7%)
McGraw-Hill Cos., Inc. (The)	260,684	11,731
Naspers Ltd., Class N (South Africa)	208,690	11,160
		22,891
Diversified Retail (13.7%)
Amazon.com, Inc. (a)	333,674	76,195
Groupon, Inc. (a)	1,124,781	11,956
Priceline.com, Inc. (a)	42,414	28,185
		116,336
Electronic Components (1.3%)
Sensata Technologies Holding N.V. (a)	403,598	10,808
Financial Data & Systems (2.9%)
MSCI, Inc., Class A (a)	343,432	11,683
Verisk Analytics, Inc., Class A (a)	262,639	12,938
		24,621
Foods (0.6%)
Hillshire Brands Co.	191,425	5,549
Insurance: Multi-Line (0.4%)
American International Group, Inc. (a)	108,019	3,466
Insurance: Property-Casualty (1.7%)
Progressive Corp. (The)	710,226	14,794
Medical Equipment (3.4%)
Intuitive Surgical, Inc. (a)	52,101	28,853
Metals & Minerals: Diversified (0.8%)
Molycorp, Inc. (a)	319,393	6,883
Pharmaceuticals (2.6%)
Mead Johnson Nutrition Co.	145,858	11,743
Valeant Pharmaceuticals International, Inc. (Canada) (a)	224,332	10,048
		21,791
Real Estate Investment Trusts (REIT) (3.7%)
Brookfield Asset Management, Inc., Class A (Canada)	945,183	31,286
Recreational Vehicles & Boats (3.6%)
Edenred (France)	1,076,560	30,548
Semiconductors & Components (0.5%)
First Solar, Inc. (a)	280,928	4,231
Wholesale & International Trade (1.7%)
Li & Fung Ltd. (d)	7,283,202	14,133
Total Common Stocks (Cost $664,542)		817,416
Convertible Preferred Stocks (0.7%)
Alternative Energy (0.7%)
Better Place, Inc. (a)(b)(c) (Cost $4,355)	1,741,925	5,766

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Growth Portfolio

	Shares	Value (000)
Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $21,864)	21,864,263	$21,864
Total Investments (99.8%) (Cost $690,761) (e)		845,046
Other Assets in Excess of Liabilities (0.2%)		1,350
Net Assets (100.0%)		$846,396

(a)  Non-income producing security.

(b)  At June 30, 2012, the Portfolio held fair valued securities valued at approximately $34,318,000, representing 4.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(c)  Security has been deemed illiquid at June 30, 2012.

(d)  Security trades on the Hong Kong exchange.

(e)  The approximate fair value and percentage of net assets, $68,695,000 and 8.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	56.3%
Computer Services, Software & Systems	19.9
Diversified Retail	13.8
Computer Technology	10.0
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Growth Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $666,307)	$820,610
Investment in Security of Affiliated Issuer, at Value (Cost $24,454)	24,436
Total Investments in Securities, at Value (Cost $690,761)	845,046
Cash	2,871
Receivable for Portfolio Shares Sold	569
Dividends Receivable	310
Tax Reclaim Receivable	218
Receivable from Affiliate	6
Other Assets	42
Total Assets	849,062
Liabilities:
Payable for Advisory Fees	1,062
Payable for Investments Purchased	507
Payable for Portfolio Shares Redeemed	478
Payable for Sub Transfer Agency Fees	400
Payable for Administration Fees	54
Payable for Distribution and Shareholder Servicing Fees — Class P	33
Payable for Distribution and Shareholder Servicing Fees — Class H	—	@
Payable for Distribution and Shareholder Servicing Fees — Class L	—	@
Payable for Directors' Fees and Expenses	32
Payable for Professional Fees	26
Payable for Custodian Fees	11
Payable for Transfer Agent Fees	—	@
Other Liabilities	63
Total Liabilities	2,666
Net Assets	$846,396
Net Assets Consist Of:
Paid-in-Capital	$716,947
Undistributed Net Investment Income	3,231
Accumulated Net Realized Loss	(28,072)
Unrealized Appreciation (Depreciation) on:
Investments	154,303
Investments in Affiliates	(18)
Foreign Currency Translations	5
Net Assets	$846,396
CLASS I:
Net Assets	$683,698
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	26,180,397
Net Asset Value, Offering and Redemption Price Per Share	$26.11
CLASS P:
Net Assets	$162,680
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	6,353,997
Net Asset Value, Offering and Redemption Price Per Share	$25.60
CLASS H:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	362
Net Asset Value, Redemption Price Per Share	$25.61
Maximum Sales Load	4.75%
Maximum Sales Charge	$1.28
Maximum Offering Price Per Share	$26.89
CLASS L:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	362
Net Asset Value, Offering and Redemption Price Per Share	$25.58

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $180 of Foreign Taxes Withheld)	$6,425
Dividends from Security of Affiliated Issuer	24
Total Investment Income	6,449
Expenses:
Advisory Fees (Note B)	2,121
Sub Transfer Agency Fees	408
Administration Fees (Note C)	339
Distribution and Shareholder Servicing Fees — Class P (Note D)	197
Distribution and Shareholder Servicing Fees — Class H (Note D)	—	@
Distribution and Shareholder Servicing Fees — Class L (Note D)	—	@
Shareholder Reporting Fees	65
Registration Fees	42
Custodian Fees (Note F)	29
Professional Fees	29
Directors' Fees and Expenses	12
Transfer Agency Fees (Note E)	6
Pricing Fees	2
Other Expenses	10
Total Expenses	3,260
Rebate from Morgan Stanley Affiliate (Note G)	(18)
Net Expenses	3,242
Net Investment Income	3,207
Realized Gain (Loss):
Investments Sold	64,045
Investments in Affiliates	43
Foreign Currency Transactions	(—	@)
Net Realized Gain	64,088
Change in Unrealized Appreciation (Depreciation):
Investments	16,269
Investments in Affiliates	(52)
Foreign Currency Translations	5
Net Change in Unrealized Appreciation (Depreciation)	16,222
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	80,310
Net Increase in Net Assets Resulting from Operations	$83,517

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,207	$30
Net Realized Gain	64,088	77,749
Net Change in Unrealized Appreciation (Depreciation)	16,222	(100,432)
Net Increase (Decrease) in Net Assets Resulting from Operations	83,517	(22,653)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,649)
Class P:
Net Investment Income	—	(79)
Total Distributions	—	(1,728)
Capital Share Transactions:(1)
Class I:
Subscribed	67,351	95,503
Distributions Reinvested	—	1,646
Redeemed	(74,903)	(159,435)
Class P:
Subscribed	26,891	33,841
Distributions Reinvested	—	79
Redeemed	(14,450)	(30,278)
Class H:
Subscribed	10 *	—
Class L:
Subscribed	10 *	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	4,909	(58,644)
Total Increase (Decrease) in Net Assets	88,426	(83,025)
Net Assets:
Beginning of Period	757,970	840,995
End of Period (Including Undistributed Net Investment Income of $3,231 and $24)	$846,396	$757,970
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,498	3,775
Shares Issued on Distributions Reinvested	—	60
Shares Redeemed	(2,839)	(6,374)
Net Decrease in Class I Shares Outstanding	(341)	(2,539)
Class P:
Shares Subscribed	1,020	1,380
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(562)	(1,222)
Net Increase in Class P Shares Outstanding	458	161
Class H:
Shares Subscribed	— @@*	—
Class L:
Shares Subscribed	— @@*	—

@@  Amount is less than 500 shares.

*  For the period April 30, 2012 to June 30, 2012.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$23.46		$24.24		$19.69		$12.12		$24.69	$20.28
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.01		0.06		0.05		0.05	0.10
Net Realized and Unrealized Gain (Loss)	2.55		(0.73)		4.49		7.58		(12.50)	4.41
Total from Investment Operations	2.65		(0.72)		4.55		7.63		(12.45)	4.51
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		(0.00	)‡	(0.06)		(0.10)	(0.10)
Net Realized Gain	—		—		—		—		(0.02)	—
Total Distributions	—		(0.06)		(0.00	)‡	(0.06)		(0.12)	(0.10)
Redemption Fees	—		—		—		0.00	‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$26.11		$23.46		$24.24		$19.69		$12.12	$24.69
Total Return++	11.30	%#	(3.01)%		23.11%		62.97	%**	(50.47)%	22.29%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$683,698		$622,193		$704,410		$674,070		$543,841	$1,406,866
Ratio of Expenses to Average Net Assets	0.72	%+*	0.71	%+††	0.73	%+††	0.65	%+	0.62%+	0.62	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		0.73	%+††	0.65	%+	0.62%+	0.62	%+
Ratio of Net Investment Income to Average Net Assets	0.79	%+*	0.05	%+††	0.27	%+††	0.35	%+	0.24%+	0.46	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%††§	0.00	%††§	0.00	%§	0.00%§	0.00	%§
Portfolio Turnover Rate	32	%#	26%		35%		19%		42%	50%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

**  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 62.72%.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Growth Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$23.03		$23.82		$19.40		$11.94		$24.27	$19.95
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.08		(0.05)		0.00	‡	0.02		0.00 ‡	0.05
Net Realized and Unrealized Gain (Loss)	2.49		(0.73)		4.42		7.46		(12.27)	4.33
Total from Investment Operations	2.57		(0.78)		4.42		7.48		(12.27)	4.38
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.00	)‡	(0.02)		(0.04)	(0.06)
Net Realized Gain	—		—		—		—		(0.02)	—
Total Distributions	—		(0.01)		(0.00	)‡	(0.02)		(0.06)	(0.06)
Redemption Fees	—		—		—		0.00	‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$25.60		$23.03		$23.82		$19.40		$11.94	$24.27
Total Return++	11.16	%#	(3.27)%		22.79%		62.66	%**	(50.57)%	21.93%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$162,680		$135,777		$136,585		$99,475		$59,883	$166,717
Ratio of Expenses to Average Net Assets	0.97	%+*	0.96	%+††	0.98	%+††	0.90	%+	0.87%+	0.87	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		0.98	%+††	0.90	%+	0.87%+	0.87	%+
Ratio of Net Investment Income (Loss) to Average Net Assets	0.58	%+*	(0.20	)%+††	0.02	%+††	0.10	%+	(0.01)%+	0.24	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%††§	0.00	%††§	0.00	%§	0.00%§	0.00	%§
Portfolio Turnover Rate	32	%#	26%		35%		19%		42%	50%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

**  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately 62.41%.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Growth Portfolio

	Class H
Selected Per Share Data and Ratios	Period from April 27, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$27.60
Income (Loss) from Investment Operations:
Net Investment Income†	0.11
Net Realized and Unrealized Loss	(2.10)
Total from Investment Operations	(1.99)
Net Asset Value, End of Period	$25.61
Total Return++	(7.21	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9
Ratio of Expenses to Average Net Assets	0.92	%+*
Ratio of Net Investment Income to Average Net Assets	2.53	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	32	%#

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Growth Portfolio

	Class L
Selected Per Share Data and Ratios	Period from April 27, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$27.60
Income (Loss) from Investment Operations:
Net Investment Income†	0.08
Net Realized and Unrealized Loss	(2.10)
Total from Investment Operations	(2.02)
Net Asset Value, End of Period	$25.58
Total Return++	(7.32	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9
Ratio of Expenses to Average Net Assets	1.51	%+*
Ratio of Net Investment Income to Average Net Assets	1.96	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	32	%#

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. Under normal market conditions, the Portfolio seeks to achieve it's investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000® Growth Index. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$12,303	$—	$—	$12,303
Alternative Energy	19,161	—	—	19,161
Asset Management & Custodian	4,964	—	—	4,964
Beverage: Brewers & Distillers	25,933	—	—	25,933
Beverage: Soft Drinks	13,351	—	—	13,351
Biotechnology	18,866	—	—	18,866
Chemicals: Diversified	24,279	—	—	24,279
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Commercial Finance & Mortgage Companies	$11,475	$—	$—	$11,475
Commercial Services	12,909	12,854	—	25,763
Communications Technology	30,976	—	—	30,976
Computer Services, Software & Systems	139,955	—	28,552	168,507
Computer Technology	84,359	—	—	84,359
Consumer Lending	38,181	—	—	38,181
Diversified Financial Services	3,108	—	—	3,108
Diversified Media	11,731	11,160	—	22,891
Diversified Retail	116,336	—	—	116,336
Electronic Components	10,808	—	—	10,808
Financial Data & Systems	24,621	—	—	24,621
Foods	5,549	—	—	5,549
Insurance: Multi-Line	3,466	—	—	3,466
Insurance: Property-Casualty	14,794	—	—	14,794
Medical Equipment	28,853	—	—	28,853
Metals & Minerals: Diversified	6,883	—	—	6,883
Pharmaceuticals	21,791	—	—	21,791
Real Estate Investment Trusts (REIT)	31,286	—	—	31,286
Recreational Vehicles & Boats	—	30,548	—	30,548
Semiconductors & Components	4,231	—	—	4,231
Wholesale & International Trade	—	14,133	—	14,133
Total Common Stocks	720,169	68,695	28,552	817,416
Convertible Preferred Stocks	—	—	5,766	5,766
Short-Term Investment — Investment Company	21,864	—	—	21,864
Total Assets	$742,033	$68,695	$34,318	$845,046

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $55,841,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$27,021	$7,908
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation (depreciation)	1,531	(2,142)
Realized gains (losses)	—	—
Ending Balance	$28,552	$5,766
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2012	$1,531	$(2,142)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2012.

	Fair Value at June 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range				Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks
Computer Services,
Software & Systems	$28,552	Adjusted Stock Price	Discount for Illiquidity	8.3%		8.3%		8.3%	Decrease
Convertible Preferred Stocks
Alternative Energy	$5,766	Market Transaction	Purchase Price of Preferred	—		—		—	—
		Discounted cash flow	Weighted average cost of capital	22.5%		27.5%		24.2%	Decrease
			Perpetual growth rate	2.5%		3.5%		3.0%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	2.6	x	3.4	x	3.1x	Increase
			Discount for lack of marketability	15%		15%		15%	Decrease

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 0.80% for Class I shares, 1.05% for Class P shares, 1.05% for Class H shares and 1.55% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $266,326,000 and $289,276,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $18,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$12,909	$201,991	$193,036	$22	$21,864

For the six months ended June 30, 2012, the Portfolio had transactions with Citigroup, Inc., and its affiliated broker-dealers which may be deemed affiliates of the Adviser, Distributor and Administrator under Section 17 of the Act.

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (000)	Dividend Income (000)	Value June 30, 2012 (000)
$2,101	$845	$365	$43	$2	$2,572

During the six months ended June 30, 2012, the Portfolio incurred approximately $1,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,728	$—	$15	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$1	$(1)	$—

At December 31, 2011, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$35	$—

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $239,613,000 and the aggregate gross unrealized depreciation is approximately $85,328,000 resulting in net unrealized appreciation of approximately $154,285,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2011, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $90,712,000, which will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2011, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $76,743,000.

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 48.0% and 63.6%, for Class I and Class P shares, respectively.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFIGRWSAN
IU12-01709P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Focus Growth Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	13

U.S. Privacy Policy	20

Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Focus Growth Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

Focus Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Focus Growth Portfolio Class I	$1,000.00	$1,108.00	$1,019.94	$5.19	$4.97	0.99%
Focus Growth Portfolio Class P	1,000.00	1,107.00	1,018.70	6.50	6.22	1.24

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one- year period but better than its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee was higher but close to its peer group average and the Portfolio's total expense ratio was lower than its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was acceptable, and (ii) the Portfolio's management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

Focus Growth Portfolio

	Shares	Value (000)
Common Stocks (95.8%)
Air Transport (1.8%)
Expeditors International of Washington, Inc.	13,214	$512
Alternative Energy (1.8%)
Ultra Petroleum Corp. (a)	22,109	510
Asset Management & Custodian (0.8%)
Citigroup, Inc. (See Note G)	4,237	116
Goldman Sachs Group, Inc. (The)	1,168	112
		228
Beverage: Brewers & Distillers (1.5%)
DE Master Blenders 1753 N.V. (Netherlands) (a)	38,939	439
Biotechnology (2.7%)
Illumina, Inc. (a)	19,158	774
Chemicals: Diversified (3.6%)
Monsanto Co.	12,578	1,041
Commercial Finance & Mortgage Companies (1.6%)
BM&F Bovespa SA (Brazil)	89,584	457
Commercial Services (1.7%)
Intertek Group PLC (United Kingdom)	11,739	494
Communications Technology (3.9%)
Motorola Solutions, Inc.	23,020	1,108
Computer Services, Software & Systems (22.1%)
Baidu, Inc. ADR (China) (a)	9,624	1,106
Facebook, Inc. (a)	43,118	1,342
Facebook, Inc., Class B (a)(b)(c)	31,323	894
Google, Inc., Class A (a)	2,538	1,472
LinkedIn Corp., Class A (a)	4,807	511
Salesforce.com, Inc. (a)	5,698	788
Zynga, Inc., Class A (a)	41,119	224
		6,337
Computer Technology (11.7%)
Apple, Inc. (a)	5,162	3,015
Yandex N.V., Class A (Russia) (a)	18,032	343
		3,358
Consumer Lending (3.6%)
Mastercard, Inc., Class A	1,150	495
Visa, Inc., Class A	4,299	531
		1,026
Diversified Financial Services (0.5%)
Bank of America Corp.	18,255	149
Diversified Media (1.7%)
Naspers Ltd., Class N (South Africa)	9,366	501
Diversified Retail (16.6%)
Amazon.com, Inc. (a)	13,913	3,177
Groupon, Inc. (a)	44,260	470
Priceline.com, Inc. (a)	1,700	1,130
		4,777
Financial Data & Systems (1.5%)
MSCI, Inc., Class A (a)	12,990	442

	Shares	Value (000)
Foods (0.8%)
Hillshire Brands Co.	7,787	$226
Insurance: Multi-Line (0.6%)
American International Group, Inc. (a)	5,183	166
Insurance: Property-Casualty (2.1%)
Progressive Corp. (The)	28,423	592
Medical Equipment (3.8%)
Intuitive Surgical, Inc. (a)	1,970	1,091
Metals & Minerals: Diversified (1.0%)
Molycorp, Inc. (a)	12,946	279
Real Estate Investment Trusts (REIT) (4.3%)
Brookfield Asset Management, Inc., Class A (Canada)	37,280	1,234
Recreational Vehicles & Boats (3.9%)
Edenred (France)	39,648	1,125
Semiconductors & Components (0.3%)
First Solar, Inc. (a)	4,835	73
Wholesale & International Trade (1.9%)
Li & Fung Ltd. (d)	286,200	555
Total Common Stocks (Cost $25,067)		27,494
Convertible Preferred Stocks (0.5%)
Alternative Energy (0.5%)
Better Place, Inc. Series B (a)(b)(c)	21,064	70
Better Place, Inc. Series C (a)(b)(c)	23,437	77
Total Convertible Preferred Stocks (Cost $159)		147
Short-Term Investment (3.6%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $1,020)	1,019,633	1,020
Total Investments (99.9%) (Cost $26,246) (e)		28,661
Other Assets in Excess of Liabilities (0.1%)		42
Net Assets (100.0%)		$28,703

(a)  Non-income producing security.

(b)  At June 30, 2012, the Portfolio held fair valued securities valued at approximately $1,041,000, representing 3.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(c)  Security has been deemed illiquid at June 30, 2012.

(d)  Security trades on the Hong Kong exchange.

(e)  The approximate fair value and percentage of net assets, $2,675,000 and 9.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Focus Growth Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	49.5%
Computer Services, Software & Systems	22.1
Diversified Retail	16.7
Computer Technology	11.7
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Focus Growth Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $25,094)	$27,525
Investment in Security of Affiliated Issuer, at Value (Cost $1,152)	1,136
Total Investments in Securities, at Value (Cost $26,246)	28,661
Cash	117
Dividends Receivable	9
Tax Reclaim Receivable	1
Receivable from Affiliate	—	@
Receivable for Portfolio Shares Sold	—	@
Other Assets	6
Total Assets	28,794
Liabilities:
Payable for Advisory Fees	27
Payable for Professional Fees	23
Payable for Investments Purchased	21
Payable for Directors' Fees and Expenses	5
Payable for Custodian Fees	2
Payable for Administration Fees	2
Payable for Sub Transfer Agency Fees	2
Payable for Portfolio Shares Redeemed	1
Payable for Transfer Agent Fees	—	@
Payable for Distribution and Shareholder Servicing Fees — Class P	—	@
Other Liabilities	8
Total Liabilities	91
Net Assets	$28,703
Net Assets Consist Of:
Paid-in-Capital	$26,586
Undistributed Net Investment Income	76
Accumulated Net Realized Loss	(374)
Unrealized Appreciation (Depreciation) on:
Investments	2,431
Investments in Affiliates	(16)
Foreign Currency Translations	(—	@)
Net Assets	$28,703
CLASS I:
Net Assets	$26,780
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	1,331,911
Net Asset Value, Offering and Redemption Price Per Share	$20.11
CLASS P:
Net Assets	$1,923
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	98,907
Net Asset Value, Offering and Redemption Price Per Share	$19.45

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Focus Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $6 of Foreign Taxes Withheld)	$204
Dividends from Security of Affiliated Issuer	1
Total Investment Income	205
Expenses:
Advisory Fees (Note B)	65
Professional Fees	29
Registration Fees	17
Administration Fees (Note C)	10
Custodian Fees (Note F)	4
Transfer Agency Fees (Note E)	4
Distribution and Shareholder Servicing Fees — Class P (Note D)	2
Shareholder Reporting Fees	2
Sub Transfer Agency Fees	2
Directors' Fees and Expenses	1
Pricing Fees	1
Other Expenses	4
Total Expenses	141
Waiver of Advisory Fees (Note B)	(9)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	131
Net Investment Income	74
Realized Gain (Loss):
Investments Sold	(84)
Investments in Affiliates	(2)
Foreign Currency Transactions	— @
Net Realized Loss	(86)
Change in Unrealized Appreciation (Depreciation):
Investments	2,496
Investments in Affiliates	(16)
Foreign Currency Translations	— @
Net Change in Unrealized Appreciation (Depreciation)	2,480
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	2,394
Net Increase in Net Assets Resulting from Operations	$2,468

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Focus Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$74	$(72)
Net Realized Gain (Loss)	(86)	1,223
Net Change in Unrealized Appreciation (Depreciation)	2,480	(3,087)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,468	(1,936)
Capital Share Transactions:(1)
Class I:
Subscribed	10,124	15,239
Redeemed	(8,024)	(8,677)
Class P:
Subscribed	221	126
Redeemed	(51)	(109)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,270	6,579
Total Increase in Net Assets	4,738	4,643
Net Assets:
Beginning of Period	23,965	19,322
End of Period (Including Undistributed Net Investment Income of $76 and $2)	$28,703	$23,965
(1) Capital Share Transactions:
Class I:
Shares Subscribed	494	773
Shares Redeemed	(395)	(440)
Net Increase in Class I Shares Outstanding	99	333
Class P:
Shares Subscribed	11	6
Shares Redeemed	(2)	(6)
Net Increase in Class P Shares Outstanding	9	— @@

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Focus Growth Portfolio

	Class I
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$18.15		$19.58		$15.27		$8.95		$18.81		$15.19
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.06		(0.06)		(0.05)		(0.01)		0.00	‡	0.03
Net Realized and Unrealized Gain (Loss)	1.90		(1.37)		4.36		6.33		(9.82)		3.62
Total from Investment Operations	1.96		(1.43)		4.31		6.32		(9.82)		3.65
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.04)		(0.03)
Redemption Fees	—		—		—		—		0.00	‡	0.00	‡
Net Asset Value, End of Period	$20.11		$18.15		$19.58		$15.27		$8.95		$18.81
Total Return++	10.80	%#	(7.30)%		28.23%		70.61	%**	(52.19)%		24.02%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$26,780		$22,377		$17,618		$7,878		$4,879		$13,852
Ratio of Expenses to Average Net Assets (1)	0.99	%+††*	0.99	%+††	1.00	%+††	0.99	%+	1.00	%+	1.00	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.00	%+††	0.99	%+	1.00	%+	1.00	%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.59	%+††*	(0.29	)%+††	(0.28	)%+††	(0.12	)%+	0.02	%+	0.16	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.01	%††	0.00	%††§	0.01%		0.00	%§	0.00	%§
Portfolio Turnover Rate	40	%#	37%		79%		11%		36%		57%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.07	%††*	1.09	%††	1.51	%+††	1.88	%+	1.29	%+	1.13	%+
Net Investment Income (Loss) to Average Net Assets	0.51	%††*	(0.39	)%††	(0.79	)%+††	(1.01	)%+	(0.27	)%+	0.03	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

**  Performance was positively impacted by approximately 2.12% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I would have been approximately 68.49%.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Focus Growth Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$17.57		$19.00		$14.86		$8.73		$18.32		$14.81
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.03		(0.11)		(0.08)		(0.04)		(0.04)		(0.01)
Net Realized and Unrealized Gain (Loss)	1.85		(1.32)		4.22		6.17		(9.55)		3.52
Total from Investment Operations	1.88		(1.43)		4.14		6.13		(9.59)		3.51
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.00	)‡	—
Redemption Fees	—		—		—		—		0.00	‡	0.00	‡
Net Asset Value, End of Period	$19.45		$17.57		$19.00		$14.86		$8.73		$18.32
Total Return++	10.70	%#	(7.53)%		27.86%		70.02	%**	(52.27)%		23.70%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,923		$1,588		$1,704		$1,460		$1,069		$2,913
Ratio of Expenses to Average Net Assets (1)	1.24	%+††*	1.24	%+††	1.25	%+††	1.24	%+	1.25	%+	1.25	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.25	%+††	1.24	%+	1.25	%+	1.25	%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.34	%+††*	(0.54	)%+††	(0.53	)%+††	(0.38	)%+	(0.24	)%+	(0.07	)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.01	%††	0.00	%††§	0.01%		0.00	%§	0.00	%§
Portfolio Turnover Rate	40	%#	37%		79%		11%		36%		57%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.32	%††*	1.34	%††	1.76	%+††	2.16	%+	1.54	%+	1.38	%+
Net Investment Income (Loss) to Average Net Assets	0.26	%††*	(0.64	)%††	(1.04	)%+††	(1.30	)%+	(0.53	)%+	(0.20	)%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

**  Performance was positively impacted by approximately 2.17% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P would have been approximately 67.85%.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Focus Growth Portfolio. The Portfolio seeks capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The Portfolio generally concentrates its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Portfolio offers two classes of shares — Class I and Class P.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$512	$—	$—	$512
Alternative Energy	510	—	—	510
Asset Management & Custodian	228	—	—	228
Beverage: Brewers & Distillers	439	—	—	439
Biotechnology	774	—	—	774
Chemicals: Diversified	1,041	—	—	1,041
Commercial Finance & Mortgage Companies	457	—	—	457
Commercial Services	—	494	—	494
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Communications Technology	$1,108	$—	$—	$1,108
Computer Services, Software & Systems	5,443	—	894	6,337
Computer Technology	3,358	—	—	3,358
Consumer Lending	1,026	—	—	1,026
Diversified Financial Services	149	—	—	149
Diversified Media	—	501	—	501
Diversified Retail	4,777	—	—	4,777
Financial Data & Systems	442	—	—	442
Foods	226	—	—	226
Insurance: Multi-Line	166	—	—	166
Insurance: Property-Casualty	592	—	—	592
Medical Equipment	1,091	—	—	1,091
Metals & Minerals: Diversified	279	—	—	279
Real Estate Investment Trusts (REIT)	1,234	—	—	1,234
Recreational Vehicles & Boats	—	1,125	—	1,125
Semiconductors & Components	73	—	—	73
Wholesale & International Trade	—	555	—	555
Total Common Stocks	23,925	2,675	894	27,494
Convertible Preferred Stocks	—	—	147	147
Short-Term Investment — Investment Company	1,020	—	—	1,020
Total Assets	$24,945	$2,675	$1,041	$28,661

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $2,181,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$628	$202
Purchases	246	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation (depreciation)	20	(55)
Realized gains (losses)	—	—
Ending Balance	$894	$147
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2012	$20	$(55)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2012.

	Fair Value at June 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Common Stock
Computer Services, Software & Systems	$894	Adjusted Stock Price	Discount for Illiquidity	8.3%		8.3%		8.3%		Decrease
Convertible Preferred Stocks
Alternative Energy	$147	Market Transaction	Purchase Price
			of Preferred	—		—		—		—
		Discounted cash flow	Weighted average cost of capital	22.5%		27.5%		24.2%		Decrease
			Perpetual growth rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value Revenue	2.6	x	3.4	x	3.1	x	Increase
			Discount for lack of marketability	15%		15%		15%		Decrease

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.00% for Class I shares and 1.25% for Class P shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $9,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P shares.

The shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $12,982,000 and $10,022,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$1,727	$15,036	$15,743	$1	$1,020

For the six months ended June 30, 2012, the Portfolio had transactions with Citigroup, Inc., and its affiliated broker-dealers which may be deemed affiliates of the Adviser, Distributor and Administrator under Section 17 of the Act.

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Realized Loss (000)	Dividend Income (000)		Value June 30, 2012 (000)
$—	$161	$27	$(2)	$—	@	$116

@ Amount is less than $500.

During the six months ended June 30, 2012, the Portfolio incurred less than $500 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Distributor and Administrator under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during the years ended 2011 and 2010.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Accumulated Net Investment Loss (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$74	$(1)	$(73)

At December 31, 2011, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,553,000 and the aggregate gross unrealized depreciation is approximately $2,138,000 resulting in net unrealized appreciation of approximately $2,415,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2011, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $88,000, which will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2011, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,400,000.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2011, the Portfolio deferred to January 1, 2012 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses (000)	Capital Losses (000)
$—	$196

I. Other: The Board of Directors of the Fund approved an Agreement and Plan of Reorganization by and between the Fund, on behalf of its series Focus Growth Portfolio (the "Portfolio") and Morgan Stanley Focus Growth Fund ("Focus Growth"), pursuant to which substantially all of the assets of the Portfolio would be combined with those of Focus Growth and shareholders of the Portfolio would become shareholders of Focus Growth, receiving shares of Focus Growth equal to the value of their holdings in the Portfolio (the "Reorganization"). Each shareholder of the Portfolio would receive the Class of shares of Focus Growth that corresponds to the Class of shares of the Portfolio currently held by that shareholder. The Reorganization is subject to the approval of shareholders of the Portfolio at a special meeting of shareholders scheduled to be held during the third quarter of 2012. On May 4, 2012, the Portfolio was closed to new investors.

At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 54.2% and 74.0%, for Class I and Class P shares, respectively.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

23

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFIFGSAN
IU12-01703P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Global Franchise Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	14

U.S. Privacy Policy	20

Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Franchise Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

Global Franchise Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*		Hypothetical Expenses Paid During Period*		Net Expense Ratio During Period**
Global Franchise Portfolio Class I	$1,000.00	$1,082.50	$1,020.04	$5.02		$4.87		0.97%
Global Franchise Portfolio Class P	1,000.00	1,081.80	1,018.80	6.31		6.12		1.22
Global Franchise Portfolio Class H	1,000.00	954.80	1,006.40	2.02	+	2.07	+	1.22
Global Franchise Portfolio Class L	1,000.00	954.20	1,005.56	2.85	+	2.92	+	1.72

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

+  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 62/366 (to reflect the actual days in the period).

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee was higher but close to its peer group average and the Portfolio's total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (96.9%)
Finland (3.2%)
Kone Oyj, Class B	175,632	$10,635
France (4.2%)
Legrand SA	404,275	13,749
Germany (2.9%)
SAP AG	160,026	9,450
Italy (1.1%)
Davide Campari-Milano SpA	525,960	3,663
Netherlands (1.9%)
DE Master Blenders 1753 N.V. (a)	545,240	6,148
Sweden (3.8%)
Swedish Match AB	306,719	12,379
Switzerland (9.8%)
Nestle SA (Registered)	530,975	31,674
Novartis AG (Registered)	9,397	524
		32,198
United Kingdom (32.3%)
Admiral Group PLC	281,821	5,271
British American Tobacco PLC	603,849	30,735
Diageo PLC	400,225	10,296
Experian PLC	345,785	4,885
Imperial Tobacco Group PLC	470,048	18,086
Reckitt Benckiser Group PLC	389,149	20,524
Unilever PLC	472,049	15,865
		105,662
United States (37.7%)
Accenture PLC, Class A	272,935	16,401
Dr. Pepper Snapple Group, Inc.	293,734	12,851
Herbalife Ltd.	157,699	7,622
Hillshire Brands Co.	109,048	3,161
Kellogg Co.	80,020	3,947
Kraft Foods, Inc., Class A	242,062	9,348
Mead Johnson Nutrition Co.	89,830	7,232
Microsoft Corp.	539,874	16,515
Moody's Corp.	113,673	4,155
Philip Morris International, Inc.	226,017	19,722
Procter & Gamble Co. (The)	243,354	14,905
Scotts Miracle-Gro Co. (The), Class A	27,626	1,136
Visa, Inc., Class A	51,019	6,308
		123,303
Total Common Stocks (Cost $289,162)		317,187
Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $8,467)	8,466,905	8,467
Total Investments (99.5%) (Cost $297,629) (b)		325,654
Other Assets in Excess of Liabilities (0.5%)		1,475
Net Assets (100.0%)		$327,129

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $187,736,000 and 57.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

Portfolio Composition

Classification	Percentage of Total Investments
Tobacco	24.8%
Food Products	21.9
Other*	17.3
Household Products	10.9
Beverages	10.1
Software	8.0
Information Technology Services	7.0
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $289,162)	$317,187
Investment in Security of Affiliated Issuer, at Value (Cost $8,467)	8,467
Total Investments in Securities, at Value (Cost $297,629)	325,654
Cash	1,611
Dividends Receivable	489
Receivable for Investments Sold	401
Tax Reclaim Receivable	300
Receivable for Portfolio Shares Sold	144
Receivable from Affiliate	—	@
Other Assets	41
Total Assets	328,640
Liabilities:
Payable for Portfolio Shares Redeemed	627
Payable for Advisory Fees	588
Payable for Investments Purchased	192
Payable for Professional Fees	23
Payable for Administration Fees	21
Payable for Sub Transfer Agency Fees	10
Payable for Custodian Fees	9
Payable for Directors' Fees and Expenses	6
Payable for Distribution and Shareholder Servicing Fees — Class P	5
Payable for Distribution and Shareholder Servicing Fees — Class H	—	@
Payable for Distribution and Shareholder Servicing Fees — Class L	1
Payable for Transfer Agent Fees	—	@
Other Liabilities	29
Total Liabilities	1,511
Net Assets	$327,129
Net Assets Consist of:
Paid-in-Capital	$291,964
Undistributed Net Investment Income	5,342
Accumulated Net Realized Gain	1,792
Unrealized Appreciation (Depreciation) on:
Investments	28,025
Foreign Currency Translations	6
Net Assets	$327,129
CLASS I:
Net Assets	$299,138
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	17,012,582
Net Asset Value, Offering and Redemption Price Per Share	$17.58
CLASS P:
Net Assets	$25,511
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	1,473,055
Net Asset Value, Offering and Redemption Price Per Share	$17.32
CLASS H:
Net Assets	$311
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	17,950
Net Asset Value, Redemption Price Per Share	$17.31
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.86
Maximum Offering Price Per Share	$18.17
CLASS L:
Net Assets	$2,169
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	125,339
Net Asset Value, Offering and Redemption Price Per Share	$17.30

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $345 of Foreign Taxes Withheld)	$6,695
Dividends from Security of Affiliated Issuer	2
Total Investment Income	6,697
Expenses:
Advisory Fees (Note B)	1,086
Administration Fees (Note C)	109
Registration Fees	41
Professional Fees	32
Distribution and Shareholder Servicing Fees — Class P (Note D)	27
Distribution and Shareholder Servicing Fees — Class H (Note D)	—	@
Distribution and Shareholder Servicing Fees — Class L (Note D)	2
Custodian Fees (Note F)	24
Transfer Agency Fees (Note E)	14
Sub Transfer Agency Fees	11
Shareholder Reporting Fees	6
Directors' Fees and Expenses	4
Pricing Fees	3
Other Expenses	4
Total Expenses	1,363
Rebate from Morgan Stanley Affiliate (Note G)	(8)
Net Expenses	1,355
Net Investment Income	5,342
Realized Gain (Loss):
Investments Sold	6,348
Foreign Currency Transactions	102
Net Realized Gain	6,450
Change in Unrealized Appreciation (Depreciation):
Investments	8,240
Foreign Currency Translations	1
Net Change in Unrealized Appreciation (Depreciation)	8,241
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	14,691
Net Increase in Net Assets Resulting from Operations	$20,033

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)		Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$5,342		$3,262
Net Realized Gain	6,450		5,715
Net Change in Unrealized Appreciation (Depreciation)	8,241		4,035
Net Increase in Net Assets Resulting from Operations	20,033		13,012
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—		(3,602)
Net Realized Gain	—		(2,015)
Class P:
Net Investment Income	—		(240)
Net Realized Gain	—		(154)
Total Distributions	—		(6,011)
Capital Share Transactions:(1)
Class I:
Subscribed	126,237		140,007
Distributions Reinvested	—		4,060
Redeemed	(57,656)		(28,592)
Class P:
Subscribed	10,626		9,450
Distributions Reinvested	—		368
Redeemed	(1,568)		(4,609)
Class H:
Subscribed	304	*	—
Class L:
Subscribed	2,149	*	—
Net Increase in Net Assets Resulting from Capital Share Transactions	80,092		120,684
Total Increase in Net Assets	100,125		127,685
Net Assets:
Beginning of Period	227,004		99,319
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $5,342 and $(—@))	$327,129		$227,004
(1) Capital Share Transactions:
Class I:
Shares Subscribed	7,309		8,718
Shares Issued on Distributions Reinvested	—		254
Shares Redeemed	(3,334)		(1,797)
Net Increase in Class I Shares Outstanding	3,975		7,175
Class P:
Shares Subscribed	607		578
Shares Issued on Distributions Reinvested	—		23
Shares Redeemed	(91)		(283)
Net Increase in Class P Shares Outstanding	516		318
Class H:
Shares Subscribed	18	*	—
Class L:
Shares Subscribed	125	*	—

@  Amount is less than $500.

*  For the period April 30, 2012 to June 30, 2012.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Global Franchise Portfolio

	Class I
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$16.24		$15.29		$13.81		$10.82		$16.62	$17.98
Income (Loss) from Investment Operations:
Net Investment Income†	0.34		0.31		0.32		0.19		0.35	0.40
Net Realized and Unrealized Gain (Loss)	1.00		1.11		1.62		2.98		(5.11)	1.30
Total from Investment Operations	1.34		1.42		1.94		3.17		(4.76)	1.70
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)		(0.46)		(0.18)		(0.84)	(0.15)
Net Realized Gain	—		(0.17)		—		—		(0.20)	(2.91)
Total Distributions	—		(0.47)		(0.46)		(0.18)		(1.04)	(3.06)
Net Asset Value, End of Period	$17.58		$16.24		$15.29		$13.81		$10.82	$16.62
Total Return++	8.25	%#	9.38%		14.07%		29.65%		(28.88)%	9.58%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$299,138		$211,677		$89,666		$111,852		$78,029	$110,135
Ratio of Expenses to Average Net Assets (1)	0.98	%+*	1.00	%+††	1.00	%+††	1.00	%+	1.00%+	0.99%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.00	%+††	1.00	%+	1.00%+	0.98%+
Ratio of Net Investment Income to Average Net Assets (1)	3.94	%+*	1.87	%+††	2.19	%+††	1.62	%+	2.49%+	2.10%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%††§	0.00	%††§	0.00	%§	0.01%	0.00%§
Portfolio Turnover Rate	22	%#	30%		74%		18%		31%	22%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.01	%††	1.08	%+††	1.01	%+	1.01%+	N/A
Net Investment Income to Average Net Assets	N/A		1.86	%††	2.11	%+††	1.61	%+	2.48%+	N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Global Franchise Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$16.01		$15.10		$13.65		$10.71		$16.44	$17.82
Income (Loss) from Investment Operations:
Net Investment Income†	0.33		0.26		0.28		0.11		0.34	0.30
Net Realized and Unrealized Gain (Loss)	0.98		1.09		1.59		2.99		(5.07)	1.34
Total from Investment Operations	1.31		1.35		1.87		3.10		(4.73)	1.64
Distributions from and/or in Excess of:
Net Investment Income	—		(0.27)		(0.42)		(0.16)		(0.80)	(0.11)
Net Realized Gain	—		(0.17)		—		—		(0.20)	(2.91)
Total Distributions	—		(0.44)		(0.42)		(0.16)		(1.00)	(3.02)
Net Asset Value, End of Period	$17.32		$16.01		$15.10		$13.65		$10.71	$16.44
Total Return++	8.18	%#	8.98%		13.83%		29.24%		(29.00)%	9.26%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$25,511		$15,327		$9,653		$9,332		$2,892	$6,327
Ratio of Expenses to Average Net Assets (1)	1.22	%+*	1.25	%+††	1.25	%+††	1.25	%+	1.25%+	1.24%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.25	%+††	1.25	%+	1.25%+	1.23%+
Ratio of Net Investment Income to Average Net Assets (1)	3.84	%+*	1.62	%+††	1.94	%+††	0.92	%+	2.43%+	1.62%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%††§	0.00	%††§	0.00	%§	0.01%	0.00%§
Portfolio Turnover Rate	22	%#	30%		74%		18%		31%	22%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.26	%††	1.33	%+††	1.26	%+	1.26%+	N/A
Net Investment Income to Average Net Assets	N/A		1.61	%††	1.86	%+††	0.91	%+	2.42%+	N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Global Franchise Portfolio

	Class H
Selected Per Share Data and Ratios	Period from April 27, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$18.13
Income (Loss) from Investment Operations:
Net Investment Income†	0.94
Net Realized and Unrealized Loss	(1.76)
Total from Investment Operations	(0.82)
Net Asset Value, End of Period	$17.31
Total Return++	(4.52	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$311
Ratio of Expenses to Average Net Assets	1.22	%+*
Ratio of Net Investment Income to Average Net Assets	32.97	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%*
Portfolio Turnover Rate	22	%#

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Global Franchise Portfolio

	Class L
Selected Per Share Data and Ratios	Period from April 27, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$18.13
Income (Loss) from Investment Operations:
Net Investment Income†	0.17
Net Realized and Unrealized Loss	(1.00)
Total from Investment Operations	(0.83)
Net Asset Value, End of Period	$17.30
Total Return++	(4.58	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,169
Ratio of Expenses to Average Net Assets	1.72	%+*
Ratio of Net Investment Income to Average Net Assets	6.10	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	22	%#

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Franchise Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that they believe have, among other things, resilient business franchises and growth potential. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$18,999	$13,959	$—	$32,958
Chemicals	1,136	—	—	1,136
Diversified Financial Services	4,155	—	—	4,155
Electrical Equipment	—	13,749	—	13,749
Food Products	23,688	47,539	—	71,227
Household Products	14,905	20,524	—	35,429
Information Technology Services	22,709	—	—	22,709
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Insurance	$—	$5,271	$—	$5,271
Machinery	—	10,635	—	10,635
Personal Products	7,622	—	—	7,622
Pharmaceuticals	—	524	—	524
Professional Services	—	4,885	—	4,885
Software	16,515	9,450	—	25,965
Tobacco	19,722	61,200	—	80,922
Total Common Stocks	129,451	187,736	—	317,187
Short-Term Investment — Investment Company	8,467	—	—	8,467
Total Assets	$137,918	$187,736	$—	$325,654

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $177,440,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during thze period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.00% for Class I shares, 1.25% for Class P shares, 1.25% for Class H shares and 1.75% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $142,422,000 and $58,894,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $8,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$7,812	$103,507	$102,852	$2	$8,467

During the six months ended June 30, 2012, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Sub-Advisers, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2012, the Portfolio incurred approximately $2,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Sub-Advisers, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,615	$2,396	$2,936	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a distribution redesignation, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Accumulated Net Investment Loss (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$252	$(251)	$(1)

At December 31, 2011, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $31,932,000 and the aggregate gross unrealized depreciation is approximately $3,907,000 resulting in net unrealized appreciation of approximately $28,025,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2011, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $3,809,000, which will expire on December 31, 2017.

This amount includes approximately $7,795,000 capital loss carryforward brought forward as a result of the Portfolio's merger with the Global Value Equity Portfolio in October 2009. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards may apply. This acquired capital loss carryforward is expected to expire in 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2011, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $3,986,000.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2011, the Portfolio deferred to January 1, 2012 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses (000)	Capital Losses (000)
$—	$448

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 55.3% and 37.0%, for Class I and Class P shares, respectively.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square 049481 Singapore

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

23

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFIGFSAN
IU12-01705P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

International Equity Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	15

U.S. Privacy Policy	21

Director and Officer Information	24

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in International Equity Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

International Equity Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*		Hypothetical Expenses Paid During Period*		Net Expense Ratio During Period**
International Equity Portfolio Class I	$1,000.00	$1,062.90	$1,020.14	$4.87		$4.77		0.95%
International Equity Portfolio Class P	1,000.00	1,061.10	1,018.90	6.15		6.02		1.20
International Equity Portfolio Class H	1,000.00	1,038.80	1,001.67	0.53	+	0.52	+	1.19
International Equity Portfolio Class L	1,000.00	1,038.80	1,001.45	0.75	+	0.74	+	1.69

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

+  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 16/366 (to reflect the actual days in the period).

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and five-year periods and below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that both the Portfolio's management fee and total expense ratio were higher but close to its peer group average. After discussion, the Board concluded that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)
Common Stocks (97.0%)
Australia (2.9%)
AMP Ltd.	8,979,931	$35,657
Orica Ltd.	287,224	7,310
Santos Ltd.	4,629,941	50,848
WorleyParsons Ltd.	1,058,300	27,489
		121,304
Canada (0.8%)
Encana Corp. (a)	1,162,506	24,207
Ivanhoe Mines Ltd. (a)(b)	716,065	7,062
		31,269
China (0.5%)
AIA Group Ltd. (c)	5,875,900	20,260
France (7.0%)
ArcelorMittal (a)	967,875	14,952
BNP Paribas SA	560,180	21,625
France Telecom SA (a)	2,049,285	26,968
Legrand SA (a)	2,430,549	82,663
Sanofi	1,417,060	107,457
Societe Generale SA	363,879	8,579
Vallourec SA	638,258	26,196
		288,440
Germany (6.5%)
BASF SE	552,440	38,388
Bayer AG (Registered)	1,444,289	104,146
Continental AG	113,024	9,421
Henkel AG & Co., KGaA (Preference)	450,285	29,904
SAP AG	967,800	57,152
Volkswagen AG (Preference)	192,571	30,532
		269,543
Ireland (1.2%)
CRH PLC	2,519,702	48,441
Italy (1.3%)
Eni SpA	2,445,450	52,189
Japan (22.1%)
Asatsu-DK, Inc. (a)	578,385	16,260
Astellas Pharma, Inc.	1,215,800	53,106
Hitachi Ltd.	11,237,000	69,109
Hoya Corp.	2,890,900	63,698
Inpex Corp.	8,696	48,753
Keyence Corp. (a)	238,110	58,889
Kyocera Corp.	448,200	38,701
Lawson, Inc.	800,300	55,991
Mitsubishi Corp.	507,000	10,238
Mitsubishi Electric Corp.	6,039,000	50,332
Mitsubishi Estate Co., Ltd.	4,278,000	76,743
MS&AD Insurance Group Holdings	1,163,600	20,367
NGK Spark Plug Co., Ltd.	4,084,000	53,921
Nitto Denko Corp.	238,600	10,176
NTT DoCoMo, Inc.	33,031	54,969
Sekisui House Ltd.	4,568,000	43,113

	Shares	Value (000)
Sumitomo Mitsui Financial Group, Inc.	1,392,732	$45,945
Sumitomo Mitsui Trust Holdings, Inc.	11,387,999	34,021
Tokyo Electron Ltd.	665,000	31,100
Toyota Motor Corp.	1,891,400	76,234
		911,666
Netherlands (5.4%)
Akzo Nobel N.V.	1,118,795	52,628
Unilever N.V. CVA	5,130,315	171,714
		224,342
Singapore (1.1%)
Singapore Telecommunications Ltd. (a)	18,063,000	47,232
Switzerland (11.6%)
Holcim Ltd. (Registered) (b)	641,718	35,552
Nestle SA (Registered)	2,844,724	169,692
Novartis AG (Registered)	1,930,365	107,676
Roche Holding AG (Genusschein)	424,942	73,357
UBS AG (Registered) (b)	3,791,058	44,334
Zurich Insurance Group AG (b)	209,761	47,326
		477,937
United Kingdom (35.6%)
Admiral Group PLC	2,883,591	53,934
Barclays PLC	8,273,989	21,180
BG Group PLC	2,180,357	44,627
BHP Billiton PLC	1,773,074	50,633
BP PLC	9,321,243	62,454
British American Tobacco PLC	3,775,950	192,190
Bunzl PLC	1,352,372	22,154
Diageo PLC	889,950	22,894
HSBC Holdings PLC	12,014,559	105,938
Imperial Tobacco Group PLC	4,432,859	170,564
Legal & General Group PLC	22,714,341	45,544
Lloyds Banking Group PLC (b)	98,498,004	48,448
Prudential PLC	8,614,797	99,814
Reckitt Benckiser Group PLC	3,057,822	161,275
Resolution Ltd.	12,185,488	37,437
Smiths Group PLC	3,332,606	53,045
SSE PLC	2,979,363	64,955
Travis Perkins PLC	2,797,630	42,597
Vodafone Group PLC	33,254,952	93,434
Weir Group PLC (The) (a)	863,147	20,818
WM Morrison Supermarkets PLC	7,981,759	33,312
Xstrata PLC	1,752,088	22,115
		1,469,362
United States (1.0%)
Dr. Pepper Snapple Group, Inc. (a)	907,578	39,707
Total Common Stocks (Cost $3,912,498)		4,001,692
	No. of Rights
Rights (0.0%)
Canada (0.0%)
Ivanhoe Mines Ltd. (a)(b) (Cost $—)	716,065	647

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

International Equity Portfolio

	Shares	Value (000)
Short-Term Investments (5.2%)
Securities held as Collateral on Loaned Securities (2.4%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G)	94,613,801	$94,614
	Face Amount (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (0.15%, dated 6/29/12, due 7/2/12; proceeds $1,137; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 3.13% due 2/15/42; valued at $1,159)	$1,137	1,137
Merrill Lynch & Co., Inc., (0.18%, dated 6/29/12, due 7/2/12; proceeds $1,478; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 3.75% due 3/27/19; valued at $1,508)	1,478	1,478
		2,615
Total Securities held as Collateral on Loaned Securities (Cost $97,229)		97,229
	Shares
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $116,207)	116,207,294	116,207
Total Short-Term Investments (Cost $213,436)		213,436
Total Investments (102.2%) (Cost $4,125,934) Including $97,627 of Securities Loaned (d)		4,215,775
Liabilities in Excess of Other Assets (-2.2%)		(90,259)
Net Assets (100.0%)		$4,125,516

(a)  All or a portion of this security was on loan at June 30, 2012.

(b)  Non-income producing security.

(c)  Security trades on the Hong Kong exchange.

(d)  The approximate fair value and percentage of net assets, $3,930,716,000 and 95.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

CVA  Certificaten Van Aandelen.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	42.9%
Pharmaceuticals	10.8
Tobacco	8.8
Insurance	8.7
Food Products	8.3
Commercial Banks	8.0
Oil, Gas & Consumable Fuels	6.9
Electronic Equipment, Instruments & Components	5.6
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2012.

**  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

International Equity Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $3,915,113)	$4,004,954
Investment in Security of Affiliated Issuer, at Value (Cost $210,821)	210,821
Total Investments in Securities, at Value (Cost $4,125,934)	4,215,775
Foreign Currency, at Value (Cost $7,124)	7,127
Cash	4
Tax Reclaim Receivable	7,993
Dividends Receivable	5,351
Receivable for Portfolio Shares Sold	3,427
Receivable from Affiliate	19
Other Assets	158
Total Assets	4,239,854
Liabilities:
Collateral on Securities Loaned, at Value	97,232
Payable for Advisory Fees	7,726
Payable for Portfolio Shares Redeemed	5,559
Payable for Investments Purchased	1,455
Payable for Sub Transfer Agency Fees	1,302
Payable for Administration Fees	259
Payable for Distribution and Shareholder Servicing Fees — Class P	178
Payable for Distribution and Shareholder Servicing Fees — Class H	— @
Payable for Distribution and Shareholder Servicing Fees — Class L	— @
Payable for Directors' Fees and Expenses	140
Payable for Custodian Fees	88
Payable for Professional Fees	39
Payable for Transfer Agent Fees	2
Other Liabilities	358
Total Liabilities	114,338
Net Assets	$4,125,516
Net Assets Consist of:
Paid-in-Capital	$4,355,763
Undistributed Net Investment Income	69,772
Accumulated Net Realized Loss	(389,856)
Unrealized Appreciation (Depreciation) on:
Investments	89,841
Foreign Currency Translations	(4)
Net Assets	$4,125,516
CLASS I:
Net Assets	$3,209,491
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	246,584,981
Net Asset Value, Offering and Redemption Price Per Share	$13.02
CLASS P:
Net Assets	$916,005
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	71,262,367
Net Asset Value, Offering and Redemption Price Per Share	$12.85
CLASS H:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	809
Net Asset Value, Redemption Price Per Share	$12.84
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.64
Maximum Offering Price Per Share	$13.48
CLASS L:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	809
Net Asset Value, Offering and Redemption Price Per Share	$12.84
(1) Including:
Securities on Loan, at Value:	$97,627

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

International Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $6,758 of Foreign Taxes Withheld)	$87,976
Income from Securities Loaned — Net	1,495
Dividends from Security of Affiliated Issuer	91
Interest from Securities of Unaffiliated Issuers	1
Total Investment Income	89,563
Expenses:
Advisory Fees (Note B)	16,332
Administration Fees (Note C)	1,633
Sub Transfer Agency Fees	1,322
Distribution and Shareholder Servicing Fees — Class P (Note D)	1,139
Distribution and Shareholder Servicing Fees — Class H (Note D)	— @
Distribution and Shareholder Servicing Fees — Class L (Note D)	— @
Custodian Fees (Note F)	273
Shareholder Reporting Fees	189
Registration Fees	62
Directors' Fees and Expenses	58
Professional Fees	45
Transfer Agency Fees (Note E)	29
Pricing Fees	4
Other Expenses	32
Total Expenses	21,118
Waiver of Advisory Fees (Note B)	(585)
Rebate from Morgan Stanley Affiliate (Note G)	(75)
Net Expenses	20,458
Net Investment Income	69,105
Realized Gain (Loss):
Investments Sold	57,321
Foreign Currency Transactions	(479)
Net Realized Gain	56,842
Change in Unrealized Appreciation (Depreciation):
Investments	119,339
Foreign Currency Translations	(105)
Net Change in Unrealized Appreciation (Depreciation)	119,234
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	176,076
Net Increase in Net Assets Resulting from Operations	$245,181

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

International Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$69,105	$97,352
Net Realized Gain	56,842	132,674
Net Change in Unrealized Appreciation (Depreciation)	119,234	(553,978)
Net Increase (Decrease) in Net Assets Resulting from Operations	245,181	(323,952)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(73,415)
Class P:
Net Investment Income	—	(20,616)
Total Distributions	—	(94,031)
Capital Share Transactions:(1)
Class I:
Subscribed	303,598	496,856
Distributions Reinvested	—	68,142
Redeemed	(240,673)	(664,126)
Class P:
Subscribed	45,221	197,736
Distributions Reinvested	—	20,608
Redeemed	(103,265)	(126,932)
Class H:
Subscribed	10 *	—
Class L:
Subscribed	10 *	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	4,901	(7,716)
Redemption Fees	29	109
Total Increase (Decrease) in Net Assets	250,111	(425,590)
Net Assets:
Beginning of Period	3,875,405	4,300,995
End of Period (Including Undistributed Net Investment Income of $69,772 and $667)	$4,125,516	$3,875,405
(1) Capital Share Transactions:
Class I:
Shares Subscribed	23,376	36,905
Shares Issued on Distributions Reinvested	—	5,740
Shares Redeemed	(18,460)	(48,810)
Net Increase (Decrease) in Class I Shares Outstanding	4,916	(6,165)
Class P:
Shares Subscribed	3,600	14,358
Shares Issued on Distributions Reinvested	—	1,755
Shares Redeemed	(7,990)	(9,513)
Net Increase (Decrease) in Class P Shares Outstanding	(4,390)	6,600
Class H:
Shares Subscribed	1 *	—
Class L:
Shares Subscribed	1 *	—

*  For the period June 15, 2012 to June 30, 2012.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

International Equity Portfolio

	Class I
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$12.25		$13.61		$13.02		$11.01		$18.92	$20.58
Income (Loss) from Investment Operations:
Net Investment Income†	0.22		0.32		0.26		0.27		0.44	0.43
Net Realized and Unrealized Gain (Loss)	0.55		(1.37)		0.53		2.10		(6.76)	1.53
Total from Investment Operations	0.77		(1.05)		0.79		2.37		(6.32)	1.96
Distributions from and/or in Excess of:
Net Investment Income	—		(0.31)		(0.20)		(0.36)		(0.41)	(0.46)
Net Realized Gain	—		—		—		—		(1.18)	(3.16)
Total Distributions	—		(0.31)		(0.20)		(0.36)		(1.59)	(3.62)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$13.02		$12.25		$13.61		$13.02		$11.01	$18.92
Total Return++	6.29	%#	(7.63)%		6.08%		21.56%		(33.12)%	9.84%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,209,491		$2,959,403		$3,372,029		$3,148,980		$2,606,704	$5,105,807
Ratio of Expenses to Average Net Assets (1)	0.95	%+*	0.95	%+††	0.95	%+††	0.94	%+	0.95%+	0.93	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.95	%+††	0.95	%+††	0.94	%+	0.95%+	0.93	%+
Ratio of Net Investment Income to Average Net Assets (1)	3.45	%+*	2.36	%+††	2.05	%+††	2.35	%+	2.73%+	1.97	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%††§	0.00	%††§	0.01%		0.00%§	0.00	%§
Portfolio Turnover Rate	11	%#	34%		40%		38%		34%	31%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.98	%*	0.98	%††	0.98	%+††	0.95	%+	N/A	N/A
Net Investment Income to Average Net Assets	3.42	%*	2.33	%††	2.02	%+††	2.34	%+	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

International Equity Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$12.11		$13.45		$12.87		$10.90		$18.73	$20.40
Income (Loss) from Investment Operations:
Net Investment Income†	0.20		0.28		0.23		0.23		0.38	0.37
Net Realized and Unrealized Gain (Loss)	0.54		(1.34)		0.51		2.07		(6.66)	1.52
Total from Investment Operations	0.74		(1.06)		0.74		2.30		(6.28)	1.89
Distributions from and/or in Excess of:
Net Investment Income	—		(0.28)		(0.16)		(0.33)		(0.37)	(0.40)
Net Realized Gain	—		—		—		—		(1.18)	(3.16)
Total Distributions	—		(0.28)		(0.16)		(0.33)		(1.55)	(3.56)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$12.85		$12.11		$13.45		$12.87		$10.90	$18.73
Total Return++	6.11	%#	(7.83)%		5.78%		21.18%		(33.21)%	9.52%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$916,005		$916,002		$928,966		$1,131,919		$687,196	$1,019,595
Ratio of Expenses to Average Net Assets (1)	1.20	%+*	1.20	%+††	1.20	%+††	1.19	%+	1.20%+	1.18	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.20	%+††	1.20	%+††	1.19	%+	1.20%+	1.18	%+
Ratio of Net Investment Income to Average Net Assets (1)	3.16	%+*	2.11	%+††	1.80	%+††	2.02	%+	2.43%+	1.71	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%††§	0.00	%††§	0.01%		0.00%§	0.00	%§
Portfolio Turnover Rate	11	%#	34%		40%		38%		34%	31%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.23	%*	1.23	%††	1.23	%+††	1.20	%+	N/A	N/A
Net Investment Income to Average Net Assets	3.13	%*	2.08	%††	1.77	%+††	2.01	%+	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

International Equity Portfolio

	Class H
Selected Per Share Data and Ratios	Period from June 14, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$12.36
Income from Investment Operations:
Net Investment Loss†	(0.00	)‡
Net Realized and Unrealized Gain	0.48
Total from Investment Operations	0.48
Net Asset Value, End of Period	$12.84
Total Return++	3.88	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets (1)	1.19	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.12	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	11	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	1.20	%*
Net Investment Loss to Average Net Assets	(1.13	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

International Equity Portfolio

	Class L
Selected Per Share Data and Ratios	Period from June 14, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$12.36
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.01)
Net Realized and Unrealized Gain	0.49
Total from Investment Operations	0.48
Net Asset Value, End of Period	$12.84
Total Return++	3.88	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses Average Net Assets(1)	1.69	%+*
Ratio of Net Investment Loss to Average Net Assets(1)	(1.60	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	11	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.75	%*
Net Investment Loss to Average Net Assets	(1.66	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the International Equity Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Auto Components	$—	$63,342	$—	$63,342
Automobiles	—	106,766	—	106,766
Beverages	39,707	22,894	—	62,601
Chemicals	—	108,502	—	108,502
Commercial Banks	—	330,070	—	330,070
Construction Materials	—	83,993	—	83,993
Diversified Telecommunication Services	—	74,200	—	74,200
Electric Utilities	—	64,955	—	64,955
Electrical Equipment	—	132,995	—	132,995
Investment Type	Level 1 Unadjusted Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Electronic Equipment, Instruments & Components	$—	$230,397	$—	$230,397
Energy Equipment & Services	—	27,489	—	27,489
Food & Staples Retailing	—	89,303	—	89,303
Food Products	—	341,406	—	341,406
Household Durables	—	43,113	—	43,113
Household Products	—	191,179	—	191,179
Industrial Conglomerates	—	53,045	—	53,045
Insurance	—	360,339	—	360,339
Machinery	—	47,014	—	47,014
Media	—	16,260	—	16,260
Metals & Mining	7,062	87,700	—	94,762
Oil, Gas & Consumable Fuels	24,207	258,871	—	283,078
Pharmaceuticals	—	445,742	—	445,742
Real Estate Management & Development	—	76,743	—	76,743
Semiconductors & Semiconductor Equipment	—	31,100	—	31,100
Software	—	57,152	—	57,152
Tobacco	—	362,754	—	362,754
Trading Companies & Distributors	—	74,989	—	74,989
Wireless Telecommunication Services	—	148,403	—	148,403
Total Common Stocks	70,976	3,930,716	—	4,001,692
Rights	647	—	—	647
Short-Term Investments
Investment Companies	210,821	—	—	210,821
Repurchase Agreements	—	2,615	—	2,615
Total Short-Term Investments	210,821	2,615	—	213,436
Total Assets	$282,444	$3,933,331	$—	$4,215,775

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $3,857,100,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

The value of loaned securities and related collateral outstanding at June 30, 2012 were approximately $97,627,000 and $97,243,000, respectively. The Portfolio received cash collateral of approximately $97,232,000, of which, approximately $97,229,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At June 30, 2012, there was uninvested cash collateral of approximately $3,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $11,000 was received in the form of U.S. Government Obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

5.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $10 billion	Over $10 billion
0.80%	0.75%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 0.95% for Class I shares, 1.20% for Class P shares, 1.20% for Class H shares and 1.70% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $585,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $473,960,000 and $437,402,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $75,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$168,991	$444,659	$402,829	$91	$210,821

During the six months ended June 30, 2012, the Portfolio incurred approximately $6,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Sub-Advisers, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2012, the Portfolio incurred approximately $8,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Sub-Advisers, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$94,031	$—	$60,000	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$(3,140)	$3,140	$—

At December 31, 2011, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$729	$—

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $423,852,000 and the aggregate gross unrealized depreciation is approximately $334,011,000 resulting in net unrealized appreciation of approximately $89,841,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2011, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

Amount (000)	Expiration
$392,794	December 31, 2016
10,156	December 31, 2017

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2011, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $68,754,000.

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 35.1% and 92.9%, for Class I and Class P shares, respectively.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14, 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

24

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFIIESAN
IU12-01714P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

International Real Estate Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	15

U.S. Privacy Policy	21

Director and Officer Information	24

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in International Real Estate Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

International Real Estate Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*		Hypothetical Expenses Paid During Period*		Net Expense Ratio During Period**
International Real Estate Portfolio Class I	$1,000.00	$1,167.10	$1,019.89	$5.39		$5.02		1.00%
International Real Estate Portfolio Class P	1,000.00	1,165.90	1,018.65	6.73		6.27		1.25
International Real Estate Portfolio Class H	1,000.00	987.30	1,006.35	2.10	+	2.12	+	1.25
International Real Estate Portfolio Class L	1,000.00	986.10	1,005.51	2.94	+	2.97	+	1.75

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

+  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 62/366 (to reflect the actual days in the period).

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that both the Portfolio's management fee and total expense ratio were higher but close to its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was acceptable and (ii) the Portfolio's management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

International Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.2%)
Australia (17.1%)
Centro Retail Australia REIT (Stapled Securities) (a)(b)	454,287	$923
CFS Retail Property Trust REIT (Stapled Securities) (a)(b)	665,308	1,323
Commonwealth Property Office Fund REIT	238,481	249
Dexus Property Group REIT (Stapled Securities) (a)	2,854,116	2,730
Goodman Group REIT (Stapled Securities) (a)	392,923	1,489
GPT Group REIT (Stapled Securities) (a)	950,891	3,217
Investa Office Fund REIT (Stapled Securities) (a)(b)	21,296	59
Mirvac Group REIT (Stapled Securities) (a)(b)	1,591,080	2,084
Stockland REIT (Stapled Securities) (a)(b)	784,966	2,485
Westfield Group REIT (Stapled Securities) (a)(b)	1,001,264	9,755
Westfield Retail Trust REIT	1,378,765	4,042
		28,356
Austria (0.3%)
Atrium European Real Estate Ltd.	92,350	434
Belgium (0.2%)
Befimmo SCA Sicafi REIT	2,817	161
Cofinimmo REIT	2,020	225
		386
China (2.5%)
Agile Property Holdings Ltd. (c)	762,000	990
China Overseas Land & Investment Ltd. (c)	226,240	531
China Resources Land Ltd. (c)	449,000	927
Country Garden Holdings Co., Ltd. (c)	2,558,145	1,012
Evergrande Real Estate Group Ltd. (c)	732,000	378
Shimao Property Holdings Ltd. (c)	205,500	318
		4,156
Finland (0.5%)
Citycon Oyj	90,850	257
Sponda Oyj	147,714	553
		810
France (6.7%)
Altarea REIT	1,920	248
Fonciere Des Regions REIT	7,379	532
Gecina SA REIT	8,161	730
ICADE REIT	11,760	892
Klepierre REIT	39,590	1,305
Mercialys SA REIT	27,986	521
Societe de la Tour Eiffel REIT	3,865	194
Societe Immobiliere de Location pour l'Industrie et le Commerce REIT	3,406	324
Unibail-Rodamco SE REIT	35,004	6,458
		11,204
Germany (1.0%)
Alstria Office AG REIT	82,752	875
Deutsche Euroshop AG	6,758	239
GSW Immobilien AG	5,260	180
Prime Office AG REIT	78,869	324
		1,618

	Shares	Value (000)
Hong Kong (29.9%)
Hang Lung Properties Ltd.	837,000	$2,849
Henderson Land Development Co., Ltd.	394,882	2,194
Hongkong Land Holdings Ltd.	1,608,000	9,259
Hysan Development Co., Ltd.	919,713	3,498
Kerry Properties Ltd.	1,079,771	4,627
Link REIT (The)	475,000	1,942
New World Development Co., Ltd.	926,359	1,094
Sino Land Co., Ltd.	1,764,701	2,679
Sun Hung Kai Properties Ltd.	1,622,410	19,252
Swire Properties Ltd.	158,700	478
Wharf Holdings Ltd.	301,117	1,674
		49,546
Italy (0.4%)
Beni Stabili SpA	1,474,128	639
Japan (17.9%)
Japan Real Estate Investment Corp. REIT	212	1,949
Mitsubishi Estate Co., Ltd.	607,000	10,889
Mitsui Fudosan Co., Ltd.	459,000	8,904
Nippon Building Fund, Inc. REIT	190	1,840
NTT Urban Development Corp.	80	65
Sumitomo Realty & Development Co., Ltd.	241,000	5,930
Tokyo Tatemono Co., Ltd. (d)	36,000	135
		29,712
Malta (0.0%)
BGP Holdings PLC (d)(e)(f)	4,769,371	—
Netherlands (1.8%)
Corio N.V. REIT	38,440	1,693
Eurocommercial Properties N.V. CVA REIT	31,057	1,076
Wereldhave N.V. REIT	3,676	236
		3,005
Norway (0.2%)
Norwegian Property ASA	220,782	303
Singapore (3.4%)
Ascendas Real Estate Investment Trust REIT	41,000	70
CapitaLand Ltd.	1,375,000	2,968
CapitaMall Trust REIT	460,000	697
City Developments Ltd.	116,000	1,037
Global Logistic Properties Ltd. (d)	445,000	741
Suntec REIT	55,000	59
UOL Group Ltd.	21,000	82
		5,654
Sweden (1.5%)
Atrium Ljungberg AB, Class B	38,573	457
Castellum AB	57,467	696
Fabege AB	19,567	154
Hufvudstaden AB, Class A	113,319	1,216
		2,523
Switzerland (2.1%)
Mobimo Holding AG (Registered) (d)	1,030	238
PSP Swiss Property AG (Registered) (d)	28,403	2,506
Swiss Prime Site AG (Registered) (d)	8,193	684
		3,428

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

International Real Estate Portfolio

	Shares	Value (000)
United Kingdom (12.7%)
Big Yellow Group PLC REIT	172,422	$787
British Land Co., PLC REIT	352,271	2,822
Capital & Counties Properties PLC	157,008	517
Capital & Regional PLC (d)	924,886	384
Capital Shopping Centres Group PLC REIT	205,831	1,041
Derwent London PLC REIT	35,148	1,021
Development Securities PLC	73,113	162
Grainger PLC	389,225	555
Great Portland Estates PLC REIT	141,098	873
Hammerson PLC REIT	402,142	2,803
Land Securities Group PLC REIT	313,995	3,642
LXB Retail Properties PLC (d)	683,313	1,194
Metric Property Investments PLC REIT	351,046	470
Quintain Estates & Development PLC (d)	707,671	421
Safestore Holdings PLC	572,761	914
Segro PLC REIT	281,855	961
Shaftesbury PLC REIT	49,265	398
ST Modwen Properties PLC	318,773	842
Unite Group PLC	402,149	1,217
		21,024
Total Common Stocks (Cost $278,796)		162,798
Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Fund — Treasury Portfolio — Institutional Class (See Note G) (Cost $3,611)	3,610,594	3,611
Total Investments (100.4%) (Cost $282,407) (g)		166,409
Liabilities in Excess of Other Assets (-0.4%)		(654)
Net Assets (100.0%)		$165,755

(a)  Comprised of securities in separate entities that are traded as a single stapled security.

(b)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(c)  Security trades on the Hong Kong exchange.

(d)  Non-income producing security.

(e)  At June 30, 2012, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(f)  Security has been deemed illiquid at June 30, 2012.

(g)  The approximate fair value and percentage of net assets, $162,798,000 and 98.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	57.5%
Retail	22.4
Office	13.6
Other*	6.5
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

International Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $278,796)	$162,798
Investment in Security of Affiliated Issuer, at Value (Cost $3,611)	3,611
Total Investments in Securities, at Value (Cost $282,407)	166,409
Foreign Currency, at Value (Cost $230)	230
Receivable for Investments Sold	864
Dividends Receivable	524
Tax Reclaim Receivable	69
Receivable for Portfolio Shares Sold	55
Receivable from Affiliate	—	@
Other Assets	32
Total Assets	168,183
Liabilities:
Payable for Portfolio Shares Redeemed	1,972
Payable for Advisory Fees	284
Payable for Investments Purchased	70
Payable for Custodian Fees	23
Payable for Professional Fees	19
Payable for Sub Transfer Agency Fees	17
Payable for Administration Fees	10
Payable for Transfer Agent Fees	1
Payable for Directors' Fees and Expenses	1
Payable for Distribution and Shareholder Servicing Fees — Class P	1
Payable for Distribution and Shareholder Servicing Fees — Class H	—	@
Payable for Distribution and Shareholder Servicing Fees — Class L	—	@
Other Liabilities	30
Total Liabilities	2,428
Net Assets	$165,755
Net Assets Consist Of:
Paid-in-Capital	$801,404
Undistributed Net Investment Income	8,294
Accumulated Net Realized Loss	(527,954)
Unrealized Appreciation (Depreciation) on:
Investments	(115,998)
Foreign Currency Translations	9
Net Assets	$165,755
CLASS I:
Net Assets	$162,265
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	9,485,070
Net Asset Value, Offering and Redemption Price Per Share	$17.11
CLASS P:
Net Assets	$3,470
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	203,176
Net Asset Value, Offering and Redemption Price Per Share	$17.08
CLASS H:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	578
Net Asset Value, Redemption Price Per Share	$17.09
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.85
Maximum Offering Price Per Share	$17.94
CLASS L:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	578
Net Asset Value, Offering and Redemption Price Per Share	$17.07

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

International Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $152 of Foreign Taxes Withheld)	$4,318
Dividends from Security of Affiliated Issuer	3
Interest from Securities of Unaffiliated Issuers	— @
Total Investment Income	4,321
Expenses:
Advisory Fees (Note B)	791
Administration Fees (Note C)	79
Custodian Fees (Note F)	70
Professional Fees	26
Registration Fees	23
Sub Transfer Agency Fees	20
Shareholder Reporting Fees	14
Transfer Agency Fees (Note E)	10
Pricing Fees	5
Directors' Fees and Expenses	4
Distribution and Shareholder Servicing Fees — Class P (Note D)	4
Distribution and Shareholder Servicing Fees — Class H (Note D)	— @
Distribution and Shareholder Servicing Fees — Class L (Note D)	— @
Other Expenses	7
Total Expenses	1,053
Waiver of Advisory Fees (Note B)	(59)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	992
Net Investment Income	3,329
Realized Gain (Loss):
Investments Sold	(45,840)
Foreign Currency Transactions	74
Net Realized Loss	(45,766)
Change in Unrealized Appreciation (Depreciation):
Investments	77,514
Foreign Currency Translations	9
Net Change in Unrealized Appreciation (Depreciation)	77,523
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	31,757
Net Increase in Net Assets Resulting from Operations	$35,086

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

International Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,329	$7,135
Net Realized Loss	(45,766)	(44,613)
Net Change in Unrealized Appreciation (Depreciation)	77,523	(23,815)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,086	(61,293)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(9,300)
Class P:
Net Investment Income	—	(125)
Total Distributions	—	(9,425)
Capital Share Transactions:(1)
Class I:
Subscribed	14,456	25,214
Distributions Reinvested	—	5,799
Redeemed	(94,429)	(151,178)
Class P:
Subscribed	16	56
Distributions Reinvested	—	112
Redeemed	(489)	(1,252)
Class H:
Subscribed	10 *	—
Class L:
Subscribed	10 *	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(80,426)	(121,249)
Redemption Fees	— @	1
Total Decrease in Net Assets	(45,340)	(191,966)
Net Assets:
Beginning of Period	211,095	403,061
End of Period (Including Undistributed Net Investment Income of $8,294 and $4,965)	$165,755	$211,095
(1) Capital Share Transactions:
Class I:
Shares Subscribed	874	1,453
Shares Issued on Distributions Reinvested	—	317
Shares Redeemed	(5,558)	(8,685)
Net Decrease in Class I Shares Outstanding	(4,684)	(6,915)
Class P:
Shares Subscribed	1	3
Shares Issued on Distributions Reinvested	—	6
Shares Redeemed	(30)	(71)
Net Decrease in Class P Shares Outstanding	(29)	(62)
Class H:
Shares Subscribed	1 *	—
Class L:
Shares Subscribed	1 *	—

*  For the period April 30, 2012 to June 30, 2012.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

International Real Estate Portfolio

	Class I
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$14.66		$18.85		$17.80		$12.59		$25.30		$34.82
Income (Loss) from Investment Operations:
Net Investment Income†	0.28		0.39		0.69		0.44		0.56		0.69
Net Realized and Unrealized Gain (Loss)	2.17		(4.04)		0.98		5.40		(13.15)		(6.79)
Total from Investment Operations	2.45		(3.65)		1.67		5.84		(12.59)		(6.10)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.54)		(0.62)		(0.63)		—		(1.77)
Net Realized Gain	—		—		—		—		(0.12)		(1.65)
Total Distributions	—		(0.54)		(0.62)		(0.63)		(0.12)		(3.42)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00	‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$17.11		$14.66		$18.85		$17.80		$12.59		$25.30
Total Return++	16.71	%#	(19.92)%		9.51%		46.54%		(49.95)%		(17.59)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$162,265		$207,695		$397,514		$463,649		$427,148		$1,053,018
Ratio of Expenses to Average Net Assets (1)	1.00	%+*	1.00	%+††	0.98	%+††	0.93	%+	0.95	%+	0.94%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		0.98	%+††	0.93	%+	0.94	%+	0.94%+
Ratio of Net Investment Income to Average Net Assets (1)	3.37	%+*	2.17	%+††	3.97	%+††	3.04	%+	2.68	%+	2.10%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%††§	0.00	%††§	0.00	%§	0.00	%§	0.00%§
Portfolio Turnover Rate	17	%#	18%		64%		56%		54%		55%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.06	%*	N/A		N/A		N/A		0.97	%+	N/A
Net Investment Income to Average Net Assets	3.31	%*	N/A		N/A		N/A		2.66	%+	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

International Real Estate Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$14.65		$18.83		$17.77		$12.58		$25.33		$34.83
Income (Loss) from Investment Operations:
Net Investment Income†	0.27		0.34		0.64		0.39		0.63		0.58
Net Realized and Unrealized Gain (Loss)	2.16		(4.04)		0.98		5.39		(13.26)		(6.74)
Total from Investment Operations	2.43		(3.70)		1.62		5.78		(12.63)		(6.16)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.48)		(0.56)		(0.59)		—		(1.69)
Net Realized Gain	—		—		—		—		(0.12)		(1.65)
Total Distributions	—		(0.48)		(0.56)		(0.59)		(0.12)		(3.34)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00	‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$17.08		$14.65		$18.83		$17.77		$12.58		$25.33
Total Return++	16.59	%#	(20.16)%		9.26%		46.08%		(50.05)%		(17.76)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,470		$3,400		$5,547		$8,429		$9,141		$97,800
Ratio of Expenses to Average Net Assets (1)	1.25	%+*	1.25	%+††	1.23	%+††	1.18	%+	1.19	%+	1.19%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.23	%+††	1.18	%+	1.19	%+	1.19%+
Ratio of Net Investment Income to Average Net Assets (1)	3.29	%+*	1.92	%+††	3.72	%+††	2.74	%+	2.66	%+	1.76%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%††§	0.00	%††§	0.00	%§	0.00	%§	0.00%§
Portfolio Turnover Rate	17	%#	18%		64%		56%		54%		55%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.32	%*	N/A		N/A		N/A		1.22	%+	N/A
Net Investment Income to Average Net Assets	3.22	%*	N/A		N/A		N/A		2.64	%+	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

International Real Estate Portfolio

	Class H
Selected Per Share Data and Ratios	Period from April 27, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$17.31
Income (Loss) from Investment Operations:
Net Investment Income†	0.11
Net Realized and Unrealized Loss	(0.33)
Total from Investment Operations	(0.22)
Net Asset Value, End of Period	$17.09
Total Return++	(1.27	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets	1.25	%+*
Ratio of Net Investment Income to Average Net Assets	4.00	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	17	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	1.36	%*
Net Investment Income to Average Net Assets	3.89	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

International Real Estate Portfolio

	Class L
Selected Per Share Data and Ratios	Period from April 27, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$17.31
Income (Loss) from Investment Operations:
Net Investment Income†	0.10
Net Realized and Unrealized Loss	(0.34)
Total from Investment Operations	(0.24)
Net Asset Value, End of Period	$17.07
Total Return++	(1.39	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets (1)	1.75	%+*
Ratio of Net Investment Income to Average Net Assets (1)	3.50	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	17	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	1.87	%*
Net Investment Income to Average Net Assets	3.38	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the International Real Estate Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek a combination of current income and long-term capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world (excluding the United States and Canada). The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

The Portfolio invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Diversified	$—	$95,771	$—	†	$95,771
Industrial	—	3,261	—		3,261
Office	—	22,636	—		22,636
Residential	—	2,193	—		2,193
Retail	—	37,236	—		37,236
Self Storage	—	1,701	—		1,701
Total Common Stocks	—	162,798	—	†	162,798
Short-Term Investment — Investment Company	3,611	—	—		3,611
Total Assets	$3,611	$162,798	$—	†	$166,409

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $156,720,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation/depreciation from investment still held as of June 30, 2012	$—

†  Includes one or more securities which are valued at zero.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.80% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.00% for Class I shares, 1.25% for Class P shares, 1.25% for Class H shares and 1.75% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $59,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $32,349,000 and $113,324,000, respectively. There were no purchases and sales of long-term

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$83	$55,512	$51,984	$3	$3,611

During the six months ended June 30, 2012, the Portfolio incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Sub-Advisers, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2012, the Portfolio incurred approximately $6,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Sub-Advisers, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$9,425	$—	$13,160	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$1,642	$(1,642)	$—

At December 31, 2011, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$5,344	$—

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,738,000 and the aggregate gross unrealized depreciation is approximately $117,736,000 resulting in net unrealized depreciation of approximately $115,998,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2011, the Portfolio had available for Federal income tax purposes unused short-term capital losses of approximately $3,549,000 and long-term capital losses of approximately $88,205,000 that will not expire.

At December 31, 2011, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

Amount (000)	Expiration
$98,798	December 31, 2016
217,627	December 31, 2017
66,872	December 31, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2011 the Portfolio deferred to January 1, 2012 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses (000)	Capital Losses (000)
$—	$5,904

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 78.2% for Class I shares.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

24

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFIIRESAN
IU12-01713P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Global Real Estate Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	16

U.S. Privacy Policy	22

Director and Officer Information	25

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Real Estate Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

Global Real Estate Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Real Estate Portfolio Class I	$1,000.00	$1,155.70	$1,019.74	$5.52	$5.17	1.03%
Global Real Estate Portfolio Class P	1,000.00	1,153.90	1,018.50	6.85	6.42	1.28
Global Real Estate Portfolio Class H	1,000.00	1,152.80	1,018.50	6.85	6.42	1.28
Global Real Estate Portfolio Class L	1,000.00	1,150.70	1,016.01	9.52	8.92	1.78

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-year period and better than its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee was higher than its peer group average and the Portfolio's total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was acceptable; (ii) the Portfolio's management fee, although higher than its peer group average, was acceptable given the quality and nature of the services provided; and (iii) the Portfolio's total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (96.6%)
Australia (8.9%)
Centro Retail Australia REIT (Stapled Securities) (a)(b)	2,590,904	$5,265
CFS Retail Property Trust REIT (Stapled Securities) (a)(b)	4,136,548	8,227
Commonwealth Property Office Fund REIT	873,521	911
Dexus Property Group REIT (Stapled Securities) (a)	16,430,133	15,715
Goodman Group REIT (Stapled Securities) (a)	2,562,980	9,715
GPT Group REIT (Stapled Securities) (a)	5,477,424	18,528
Investa Office Fund REIT (Stapled Securities) (a)(b)	508,197	1,419
Mirvac Group REIT (Stapled Securities) (a)(b)	8,522,649	11,161
Stockland REIT (Stapled Securities) (a)(b)	4,353,702	13,785
Westfield Group REIT (Stapled Securities) (a)(b)	5,226,818	50,923
Westfield Retail Trust REIT	8,033,053	23,549
		159,198
Austria (0.2%)
Atrium European Real Estate Ltd.	533,610	2,507
Conwert Immobilien Invest SE	34,318	376
		2,883
Belgium (0.1%)
Befimmo SCA Sicafi REIT	14,338	820
Cofinimmo REIT	10,238	1,141
		1,961
Brazil (0.5%)
BR Malls Participacoes SA	10,680	122
BR Properties SA	184,900	2,182
Iguatemi Empresa de Shopping Centers SA	150,600	3,112
PDG Realty SA Empreendimentos e Participacoes	1,873,900	3,275
		8,691
Canada (1.8%)
Boardwalk REIT	138,880	7,995
Brookfield Canada Office Properties REIT	43,400	1,169
Calloway REIT	107,140	2,946
Extendicare REIT	193,240	1,382
RioCan REIT	679,834	18,497
		31,989
China (1.4%)
Agile Property Holdings Ltd. (c)	4,352,000	5,653
China Overseas Land & Investment Ltd. (c)	1,299,240	3,048
China Resources Land Ltd. (c)	2,555,000	5,276
Country Garden Holdings Co., Ltd. (c)(d)	14,095,328	5,575
Evergrande Real Estate Group Ltd. (c)	4,155,000	2,148
Shimao Property Holdings Ltd. (c)	2,265,000	3,508
		25,208
Finland (0.2%)
Citycon Oyj	392,879	1,110
Sponda Oyj	825,523	3,094
		4,204

	Shares	Value (000)
France (3.2%)
Altarea REIT	7,609	$982
Fonciere Des Regions REIT	38,371	2,765
Gecina SA REIT	42,422	3,796
ICADE REIT	61,157	4,639
Klepierre REIT	206,502	6,805
Mercialys SA REIT	145,962	2,719
Societe de la Tour Eiffel REIT	15,135	757
Societe Immobiliere de Location pour l'Industrie et le Commerce REIT	18,661	1,777
Unibail-Rodamco SE REIT	182,033	33,584
		57,824
Germany (0.4%)
Alstria Office AG REIT	388,715	4,111
Deutsche Euroshop AG	35,256	1,248
GSW Immobilien AG	27,474	939
Prime Office AG REIT	368,694	1,516
		7,814
Hong Kong (15.4%)
Hang Lung Properties Ltd.	4,645,000	15,812
Henderson Land Development Co., Ltd.	2,067,440	11,486
Hongkong Land Holdings Ltd.	9,077,000	52,269
Hysan Development Co., Ltd.	5,314,311	20,214
Kerry Properties Ltd.	6,233,720	26,711
Link REIT (The)	2,621,500	10,718
New World Development Co., Ltd.	5,453,968	6,439
Sino Land Co., Ltd.	9,931,290	15,075
Sun Hung Kai Properties Ltd.	8,766,357	104,024
Swire Properties Ltd.	893,600	2,691
Wharf Holdings Ltd.	1,706,763	9,489
		274,928
Italy (0.2%)
Beni Stabili SpA	7,710,972	3,341
Japan (8.8%)
Japan Real Estate Investment Corp. REIT	991	9,111
Mitsubishi Estate Co., Ltd.	3,068,000	55,037
Mitsui Fudosan Co., Ltd.	2,496,000	48,419
Nippon Building Fund, Inc. REIT	938	9,083
NTT Urban Development Corp.	470	380
Sumitomo Realty & Development Co., Ltd.	1,397,000	34,373
Tokyo Tatemono Co., Ltd. (d)	218,000	821
		157,224
Malta (0.0%)
BGP Holdings PLC (d)(e)(f)	12,867,024	—
Netherlands (0.9%)
Corio N.V. REIT	200,502	8,832
Eurocommercial Properties N.V. CVA REIT	157,334	5,452
Vastned Retail N.V. REIT	2,259	88
Wereldhave N.V. REIT	19,172	1,230
		15,602

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
Norway (0.1%)
Norwegian Property ASA	1,062,771	$1,460
Singapore (1.8%)
Ascendas REIT	237,000	405
CapitaLand Ltd.	7,645,000	16,503
CapitaMall Trust REIT	3,844,000	5,823
City Developments Ltd.	484,000	4,326
Global Logistic Properties Ltd. (d)	2,527,000	4,210
Suntec REIT	323,000	345
UOL Group Ltd.	120,000	470
		32,082
Sweden (0.7%)
Atrium Ljungberg AB, Class B	175,197	2,076
Castellum AB	298,886	3,621
Fabege AB	117,670	924
Hufvudstaden AB, Class A	589,292	6,324
		12,945
Switzerland (1.0%)
Mobimo Holding AG (Registered) (d)	4,608	1,064
PSP Swiss Property AG (Registered) (d)	152,127	13,422
Swiss Prime Site AG (Registered) (d)	41,151	3,435
		17,921
United Kingdom (6.0%)
Big Yellow Group PLC REIT	878,427	4,008
British Land Co., PLC REIT	1,831,911	14,675
Capital & Counties Properties PLC	773,246	2,546
Capital & Regional PLC (d)	4,383,368	1,821
Capital Shopping Centres Group PLC REIT	1,104,770	5,587
Derwent London PLC REIT	167,758	4,874
Development Securities PLC	338,808	750
Grainger PLC	1,915,024	2,732
Great Portland Estates PLC REIT	707,785	4,381
Hammerson PLC REIT	2,100,432	14,642
Land Securities Group PLC REIT	1,632,865	18,937
LXB Retail Properties PLC (d)	3,382,892	5,908
Metric Property Investments PLC REIT	1,861,365	2,493
Quintain Estates & Development PLC (d)	2,992,239	1,781
Safestore Holdings PLC	2,667,960	4,256
Segro PLC REIT	1,465,728	4,996
Shaftesbury PLC REIT	234,065	1,892
ST Modwen Properties PLC	1,604,729	4,236
Unite Group PLC	2,041,665	6,180
		106,695
United States (45.0%)
Acadia Realty Trust REIT	318,451	7,382
Apartment Investment & Management Co., Class A REIT	1,039,878	28,108
Ashford Hospitality Trust, Inc. REIT	327,820	2,763
Assisted Living Concepts, Inc., Class A	238,038	3,385
AvalonBay Communities, Inc. REIT	149,450	21,144
BioMed Realty Trust, Inc. REIT	96,250	1,798
Boston Properties, Inc. REIT	309,875	33,581

	Shares	Value (000)
BRE Properties, Inc. REIT	200,160	$10,012
Brookfield Office Properties, Inc.	1,552,766	27,049
Cabot Industrial Value Fund III, LP REIT (d)(e)(f)(g)	9,160	4,838
Camden Property Trust REIT	148,850	10,073
CommonWealth REIT	148,560	2,840
Cousins Properties, Inc. REIT	1,100,345	8,528
DCT Industrial Trust, Inc. REIT	1,728,340	10,889
Digital Realty Trust, Inc. REIT	91,330	6,856
Douglas Emmett, Inc. REIT	61,590	1,423
Duke Realty Corp. REIT	3,540	52
Equity Lifestyle Properties, Inc. REIT	226,541	15,625
Equity Residential REIT	1,126,701	70,261
Exeter Industrial Value Fund, LP REIT (d)(e)(f)(g)	1,860,000	1,732
Federal Realty Investment Trust REIT	104,274	10,854
Forest City Enterprises, Inc., Class A (d)	1,707,152	24,924
General Growth Properties, Inc. REIT	1,923,658	34,799
HCP, Inc. REIT	896,732	39,591
Health Care, Inc. REIT	108,790	6,342
Healthcare Realty Trust, Inc. REIT	926,987	22,099
Host Hotels & Resorts, Inc. REIT	2,504,392	39,619
Hudson Pacific Properties, Inc. REIT	219,970	3,830
KTR Industrial Fund II, LP REIT (d)(e)(f)(g)	4,518,750	5,635
Lexington Realty Trust REIT	27,020	229
Liberty Property Trust REIT	82,919	3,055
Macerich Co. (The) REIT	151,649	8,955
Mack-Cali Realty Corp. REIT	617,998	17,965
Omega Healthcare Investors, Inc. REIT	169,750	3,819
Parkway Properties, Inc. REIT	57,798	661
ProLogis, Inc. REIT	557,215	18,516
PS Business Parks, Inc. REIT	49,153	3,329
Public Storage REIT	211,305	30,515
Regency Centers Corp. REIT	848,540	40,365
Retail Opportunity Investments Corp. REIT	275,703	3,325
Senior Housing Properties Trust REIT	799,452	17,844
Simon Property Group, Inc. REIT	640,454	99,693
SL Green Realty Corp. REIT	6,570	527
Sovran Self Storage, Inc. REIT	22,459	1,125
STAG Industrial, Inc. REIT	61,009	889
Starwood Hotels & Resorts Worldwide, Inc.	680,528	36,095
Starwood Property Trust, Inc. REIT	287,780	6,133
Vornado Realty Trust REIT	644,221	54,102
Winthrop Realty Trust REIT	205,450	2,498
		805,672
Total Common Stocks (Cost $1,710,885)		1,727,642
Short-Term Investment (2.9%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Fund — Treasury Portfolio — Institutional Class (See Note G) (Cost $51,256)	51,255,539	51,256
Total Investments (99.5%) (Cost $1,762,141) (h)		1,778,898
Other Assets in Excess of Liabilities (0.5%)		9,189
Net Assets (100.0%)		$1,788,087

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

(a)  Comprised of securities in separate entities that are traded as a single stapled security.

(b)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(c)  Security trades on the Hong Kong exchange.

(d)  Non-income producing security.

(e)  At June 30, 2012, the Portfolio held fair valued securities valued at approximately $12,205,000, representing 0.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(f)  Security has been deemed illiquid at June 30, 2012.

(g)  Restricted security valued at fair value and not registered under the Securities Act of 1933, Cabot Industrial Value Fund III, LP was acquired between 12/08 - 6/12 and has a current cost basis of approximately $4,580,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $1,860,000. KTR Industrial Fund II, LP was acquired between 1/09 - 5/12 and has a current cost basis of $4,519,000. At June 30, 2012, these securities had an aggregate market value of approximately $12,205,000 representing 0.7% of net assets.

(h)  The approximate fair value and percentage of net assets, $881,290,000 and 49.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	34.9%
Retail	24.2
Other*	13.8
Office	11.9
Residential	9.9
Health Care	5.3
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,710,885)	$1,727,642
Investment in Security of Affiliated Issuer, at Value (Cost $51,256)	51,256
Total Investments in Securities, at Value (Cost $1,762,141)	1,778,898
Foreign Currency, at Value (Cost $9,343)	9,383
Receivable for Investments Sold	5,189
Dividends Receivable	4,591
Receivable for Portfolio Shares Sold	2,203
Tax Reclaim Receivable	150
Receivable from Affiliate	6
Other Assets	36
Total Assets	1,800,456
Liabilities:
Payable for Portfolio Shares Redeemed	5,712
Payable for Advisory Fees	3,578
Payable for Investments Purchased	2,359
Payable for Sub Transfer Agency Fees	391
Payable for Administration Fees	112
Payable for Distribution and Shareholder Servicing Fees — Class P	27
Payable for Distribution and Shareholder Servicing Fees — Class L	4
Payable for Distribution and Shareholder Servicing Fees — Class H	2
Payable for Custodian Fees	31
Payable for Professional Fees	24
Payable for Transfer Agent Fees	8
Other Liabilities	121
Total Liabilities	12,369
Net Assets	$1,788,087
Net Assets Consist Of:
Paid-in-Capital	$1,957,255
Undistributed Net Investment Income	18,714
Accumulated Net Realized Loss	(204,719)
Unrealized Appreciation (Depreciation) on:
Investments	16,757
Foreign Currency Translations	80
Net Assets	$1,788,087
CLASS I:
Net Assets	$1,633,812
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	182,017,008
Net Asset Value, Offering and Redemption Price Per Share	$8.98
CLASS P:
Net Assets	$136,856
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	15,334,591
Net Asset Value, Offering and Redemption Price Per Share	$8.92
CLASS H:
Net Assets	$10,327
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	1,159,756
Net Asset Value, Redemption Price Per Share	$8.90
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.44
Maximum Offering Price Per Share	$9.34
CLASS L:
Net Assets	$7,092
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	807,423
Net Asset Value, Offering and Redemption Price Per Share	$8.78

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,063 of Foreign Taxes Withheld)	$32,493
Dividends from Security of Affiliated Issuer	46
Interest from Securities of Unaffiliated Issuers	1
Total Investment Income	32,540
Expenses:
Advisory Fees (Note B)	7,018
Administration Fees (Note C)	661
Sub Transfer Agency Fees	380
Distribution and Shareholder Servicing Fees — Class P (Note D)	163
Distribution and Shareholder Servicing Fees — Class L (Note D)	26
Distribution and Shareholder Servicing Fees — Class H (Note D)	12
Shareholder Reporting Fees	141
Custodian Fees (Note F)	117
Registration Fees	65
Professional Fees	31
Transfer Agency Fees (Note E)	28
Directors' Fees and Expenses	21
Pricing Fees	8
Other Expenses	23
Total Expenses	8,694
Rebate from Morgan Stanley Affiliate (Note G)	(40)
Net Expenses	8,654
Net Investment Income	23,886
Realized Gain (Loss):
Investments Sold	12,095
Foreign Currency Transactions	(155)
Net Realized Gain	11,940
Change in Unrealized Appreciation (Depreciation):
Investments	195,867
Foreign Currency Translations	177
Net Change in Unrealized Appreciation (Depreciation)	196,044
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	207,984
Net Increase in Net Assets Resulting from Operations	$231,870

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$23,886	$24,068
Net Realized Gain	11,940	101,786
Net Change in Unrealized Appreciation (Depreciation)	196,044	(268,351)
Net Increase (Decrease) in Net Assets Resulting from Operations	231,870	(142,497)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(26,117)
Class P:
Net Investment Income	—	(2,381)
Class H:
Net Investment Income	—	(167)
Class L:
Net Investment Income	—	(91)
Total Distributions	—	(28,756)
Capital Share Transactions:(1)
Class I:
Subscribed	229,780	733,537
Distributions Reinvested	—	23,292
Redeemed	(144,471)	(484,561)
Class P:
Subscribed	16,780	108,062
Distributions Reinvested	—	2,379
Redeemed	(28,998)	(29,195)
Class H:
Subscribed	321	3,323
Distributions Reinvested	—	165
Redeemed	(672)	(4,559)
Class L:
Subscribed	6	3,627
Distributions Reinvested	—	83
Redeemed	(299)	(1,247)
Net Increase in Net Assets Resulting from Capital Share Transactions	72,447	354,906
Total Increase in Net Assets	304,317	183,653
Net Assets:
Beginning of Period	1,483,770	1,300,117
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $18,714 and $(5,172))	$1,788,087	$1,483,770
(1) Capital Share Transactions:
Class I:
Shares Subscribed	26,566	86,151
Shares Issued on Distributions Reinvested	—	2,992
Shares Redeemed	(16,772)	(55,407)
Net Increase in Class I Shares Outstanding	9,794	33,736
Class P:
Shares Subscribed	1,956	12,360
Shares Issued on Distributions Reinvested	—	306
Shares Redeemed	(3,464)	(3,577)
Net Increase (Decrease) in Class P Shares Outstanding	(1,508)	9,089
Class H:
Shares Subscribed	38	385
Shares Issued on Distributions Reinvested	—	21
Shares Redeemed	(77)	(512)
Net Decrease in Class H Shares Outstanding	(39)	(106)
Class L:
Shares Subscribed	1	408
Shares Issued on Distributions Reinvested	—	11
Shares Redeemed	(35)	(163)
Net Increase (Decrease) in Class L Shares Outstanding	(34)	256

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Global Real Estate Portfolio

	Class I
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$7.77		$8.78		$7.47		$5.49		$10.04	$11.56
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.14		0.19		0.14		0.16	0.18
Net Realized and Unrealized Gain (Loss)	1.08		(0.99)		1.31		2.11		(4.67)	(1.09)
Total from Investment Operations	1.21		(0.85)		1.50		2.25		(4.51)	(0.91)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)		(0.19)		(0.27)		(0.02)	(0.40)
Net Realized Gain	—		—		—		—		(0.02)	(0.21)
Total Distributions	—		(0.16)		(0.19)		(0.27)		(0.04)	(0.61)
Redemption Fees	—		—		—		0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$8.98		$7.77		$8.78		$7.47		$5.49	$10.04
Total Return++	15.57	%#	(9.67)%		20.22%		41.04%		(45.00)%	(7.87)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,633,812		$1,337,853		$1,215,881		$638,744		$473,459	$632,737
Ratio of Expenses to Average Net Assets (1)	1.03	%+††*	1.04	%+††	1.01	%+††	1.01	%+	1.05%+	1.02%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.01	%+††	1.01	%+	1.04%+	1.02%+
Ratio of Net Investment Income to Average Net Assets (1)	2.91	%+††*	2.12	%+††	2.43	%+††	2.31	%+	1.92%+	1.55%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%§	0.00%§	0.00%§
Portfolio Turnover Rate	15	%#	28%		18%		59%		40%	39%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.04%		N/A		N/A		N/A	N/A
Net Investment Income to Average Net Assets	N/A		2.12%		N/A		N/A		N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Global Real Estate Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$7.73		$8.74		$7.44		$5.47		$10.02		$11.56
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		0.12		0.17		0.13		0.16		0.16
Net Realized and Unrealized Gain (Loss)	1.08		(0.98)		1.30		2.09		(4.68)		(1.11)
Total from Investment Operations	1.19		(0.86)		1.47		2.22		(4.52)		(0.95)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)		(0.17)		(0.25)		(0.01)		(0.38)
Net Realized Gain	—		—		—		—		(0.02)		(0.21)
Total Distributions	—		(0.15)		(0.17)		(0.25)		(0.03)		(0.59)
Redemption Fees	—		—		—		0.00	‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$8.92		$7.73		$8.74		$7.44		$5.47		$10.02
Total Return++	15.39	%#	(9.91)%		19.90%		40.66%		(45.15)%		(8.15)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$136,856		$130,244		$67,812		$52,663		$44,555		$13,187
Ratio of Expenses to Average Net Assets (1)	1.28	%+††*	1.29	%+††	1.26	%+††	1.26	%+	1.30	%+	1.27%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.26	%+††	1.26	%+	1.29	%+	1.27%+
Ratio of Net Investment Income to Average Net Assets (1)	2.66	%+††*	1.87	%+††	2.18	%+††	2.08	%+	2.32	%+	1.39%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%§	0.00	%§	0.00%§
Portfolio Turnover Rate	15	%#	28%		18%		59%		40%		39%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.29%		N/A		N/A		1.32	%+	N/A
Net Investment Income to Average Net Assets	N/A		1.87%		N/A		N/A		2.30	%+	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Global Real Estate Portfolio

	Class H
	Six Months Ended June 30,		Year Ended December 31,						Period from January 2, 2008^ to
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009		December 31, 2008
Net Asset Value, Beginning of Period	$7.72		$8.72		$7.43		$5.47		$9.95
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		0.12		0.18		0.13		0.11
Net Realized and Unrealized Gain (Loss)	1.07		(0.98)		1.29		2.08		(4.57)
Total from Investment Operations	1.18		(0.86)		1.47		2.21		(4.46)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)		(0.18)		(0.25)		—
Net Realized Gain	—		—		—		—		(0.02)
Total Distributions	—		(0.14)		(0.18)		(0.25)		(0.02)
Redemption Fees	—		—		—		0.00	‡	—
Net Asset Value, End of Period	$8.90		$7.72		$8.72		$7.43		$5.47
Total Return++	15.28	%#	(9.90)%		19.96%		40.59%		(44.88	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,327		$9,255		$11,381		$607		$391
Ratio of Expenses to Average Net Assets (1)	1.28	%+††*	1.29	%+††	1.26	%+††	1.26	%+	1.70	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.26	%+††	1.26	%+	1.29	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.66	%+††*	1.87	%+††	2.18	%+††	2.03	%+	1.42	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%§	0.00	%*§
Portfolio Turnover Rate	15	%#	28%		18%		59%		40	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	N/A		1.29%		N/A		N/A		1.70	%+*
Net Investment Income to Average Net Assets	N/A		1.87%		N/A		N/A		1.42	%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Global Real Estate Portfolio

	Class L
	Six Months Ended June 30,		Year Ended December 31,						Period from June 16, 2008^ to
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2009		December 31, 2008
Net Asset Value, Beginning of Period	$7.63		$8.62		$7.35		$5.43		$9.46
Income (Loss) from Investment Operations:
Net Investment Income†	0.09		0.07		0.13		0.08		0.04
Net Realized and Unrealized Gain (Loss)	1.06		(0.96)		1.28		2.08		(4.05)
Total from Investment Operations	1.15		(0.89)		1.41		2.16		(4.01)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)		(0.14)		(0.24)		—
Net Realized Gain	—		—		—		—		(0.02)
Total Distributions	—		(0.10)		(0.14)		(0.24)		(0.02)
Redemption Fees	—		—		—		0.00	‡	—
Net Asset Value, End of Period	$8.78		$7.63		$8.62		$7.35		$5.43
Total Return++	15.07	%#	(10.33)%		19.26%		39.91%		(42.45	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,092		$6,418		$5,043		$1,603		$261
Ratio of Expenses Average Net Assets (1)	1.78	%+††*	1.79	%+††	1.76	%+††	1.76	%+	1.81	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.76	%+††	1.76	%+	1.80	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.16	%+††*	1.37	%+††	1.68	%+††	1.23	%+	1.20	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%§	0.00	%*§
Portfolio Turnover Rate	15	%#	28%		18%		59%		40	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.79%		N/A		N/A		1.84	%+*
Net Investment Income to Average Net Assets	N/A		1.37%		N/A		N/A		1.17	%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Real Estate Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies ("REOCs"), real estate investment trusts ("REITs") and similar entities established outside of the U.S. (foreign real estate companies). The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

The Portfolio invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 –  unadjusted quoted prices in active markets for identical investments

•  Level 2 –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 –  significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Commercial Financing	$6,133	$—	$—		$6,133
Diversified	100,412	520,353	—	†	620,765
Health Care	94,462	—	—		94,462
Industrial	30,294	19,326	12,205		61,825
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Lodging/Resorts	$78,477	$—	$—		$78,477
Mixed Industrial/Office	8,618	—	—		8,618
Office	90,843	120,379	—		211,222
Residential	163,218	12,371	—		175,589
Retail	230,050	200,597	—		430,647
Self Storage	31,640	8,264	—		39,904
Total Common Stocks	834,147	881,290	12,205	†	1,727,642
Short-Term Investment — Investment Company	51,256	—	—		51,256
Total Assets	$885,403	$881,290	$12,205	†	$1,778,898

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $846,140,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)
Beginning Balance	$10,007	†
Purchases	1,574
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	624
Realized gains (losses)	—
Ending Balance	$12,205	†
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2012	$624

†  Includes one or more securities which are valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2012.

	Fair Value at June 30, 2012 (000)	Valuation Technique(s)	Unobservable Input
Common Stock
Industrial	$12,205	Adjusted Capital Balance Model	Underlying Investment Financial Statements

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Portfolio and Exeter Industrial Value Fund LP, the Portfolio has made a subscription commitment of $2,000,000 for which it will receive 2,000,000 shares of common stock. As of June 30, 2012, Exeter Industrial Value Fund LP has drawn down approximately $1,860,000 which represents 93.0% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and KTR Industrial Fund II LP, the Portfolio has made a subscription commitment of $5,000,000 for which it will receive 5,000,000 shares of common stock. As of June 30, 2012, KTR Industrial Fund II LP has drawn down approximately $4,519,000 which represents 90.4% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Cabot Industrial Value Fund III, LP, the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 15,000 shares of common stock. As of June 30, 2012, Cabot Industrial Value Fund III, LP has drawn down approximately $4,580,000 which represents 61.1% of the commitment.

5.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted Securities are identified in the Portfolio of Investments.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rates based on the average daily net assets as follows:

First $2.5 billion	Over $2.5 billion
0.85%	0.80%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.05% for Class I shares, 1.30% for Class P shares, 1.30% for Class H shares and 1.80% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $314,959,000 and $233,376,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $40,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$45,225	$258,433	$252,402	$46	$51,256

During the six months ended June 30, 2012, the Portfolio incurred approximately $17,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Sub-Advisers, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2012, the Portfolio incurred approximately $30,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Sub-Advisers, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$28,756	$—	$23,862	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and REIT adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Accumulated Net Investment Loss (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$8,717	$(8,479)	$(238)

At December 31, 2011, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $149,034,000 and the aggregate gross unrealized depreciation is approximately $132,277,000 resulting in net unrealized appreciation of approximately $16,757,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2011, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

Amount (000)	Expiration
$130,652	December 31, 2017
41,571	December 31, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2011, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $79,396,000.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2011, the Portfolio deferred to January 1, 2012 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses (000)	Capital Losses (000)
$2,221	$—

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 10.1%, 82.3% and 64.6%, for Class I, Class P and Class H shares, respectively.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFIGRESAN
IU12-01719P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

International Opportunity Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	15

U.S. Privacy Policy	21

Director and Officer Information	24

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in International Opportunity Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

International Opportunity Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This examples is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Opportunity Portfolio Class I	$1,000.00	$1,039.00	$1,019.19	$5.78	$5.72	1.14%
International Opportunity Portfolio Class P	1,000.00	1,038.00	1,017.95	7.04	6.97	1.39
International Opportunity Portfolio Class H	1,000.00	1,038.00	1,017.95	7.04	6.97	1.39
International Opportunity Portfolio Class L	1,000.00	1,035.20	1,015.47	9.56	9.47	1.89

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-year period and the period since March 2010, the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee was lower than its peer group average and the Portfolio's total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

International Opportunity Portfolio

	Shares	Value (000)
Common Stocks (90.2%)
Australia (3.4%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	16,699	$—
Lynas Corp., Ltd. (b)	97,836	87
QR National Ltd.	33,353	117
		204
Belgium (5.7%)
Anheuser-Busch InBev N.V.	4,426	344
Brazil (5.7%)
BM&F Bovespa SA	17,008	87
Brookfield Incorporacoes SA	44,215	73
CETIP SA - Mercados Organizados	14,907	186
		346
Canada (8.1%)
Brookfield Asset Management, Inc., Class A	8,538	282
Brookfield Infrastructure Partners LP	6,307	212
		494
China (23.2%)
Baidu, Inc. ADR (b)	2,484	286
China Merchants Holdings International Co., Ltd. (d)	41,649	127
Golden Eagle Retail Group Ltd. (d)	66,000	136
Hengan International Group Co., Ltd. (d)	10,000	97
New Oriental Education & Technology Group, Inc. ADR (b)	11,567	284
Wynn Macau Ltd. (d)	65,200	153
Xueda Education Group ADR (b)	52,785	206
Youku.com, Inc. ADR (b)	5,363	116
		1,405
Denmark (5.1%)
DSV A/S	15,543	309
France (4.4%)
Christian Dior SA	838	115
Pernod-Ricard SA	1,437	154
		269
Germany (1.9%)
Adidas AG	1,600	115
Hong Kong (2.4%)
Sun Art Retail Group Ltd.	134,000	147
India (1.5%)
MakeMyTrip Ltd. (b)	5,479	90
Italy (4.3%)
Prada SpA (d)	38,000	258
Russia (1.8%)
Mail.ru Group Ltd. GDR (b)	3,247	111
South Africa (2.1%)
Naspers Ltd., Class N	2,435	130
Switzerland (7.1%)
Kuehne & Nagel International AG (Registered)	1,402	148
Nestle SA (Registered)	2,441	146
Panalpina Welttransport Holding AG (Registered)	1,506	135
		429

	Shares	Value (000)
United Kingdom (9.9%)
Burberry Group PLC	16,775	$350
Diageo PLC ADR	1,579	163
Tesco PLC	17,730	86
		599
United States (3.6%)
Greenlight Capital Re Ltd., Class A (b)	8,621	219
Total Common Stocks (Cost $5,161)		5,469
Convertible Preferred Stocks (0.6%)
China (0.0%)
Youku.com, Inc., Class A (a)(b)(c)	6	—	@
United States (0.6%)
Better Place, Inc. Series C (a)(b)(c)	10,721	35
Total Convertible Preferred Stocks (Cost $49)		35
Participation Notes (5.9%)
China (5.9%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21	1,660	63
UBS AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 2/25/13	7,810	294
Total Participation Notes (Cost $206)		357
Short-Term Investment (3.1%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $190)	190,269	190
Total Investments (99.8%) (Cost $5,606) (e)		6,051
Other Assets in Excess of Liabilities (0.2%)		13
Net Assets (100.0%)		$6,064

(a)  At June 30, 2012, the Portfolio held fair valued securities valued at approximately $35,000, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(b)  Non-income producing security.

(c)  Security has been deemed illiquid at June 30, 2012.

(d)  Security trades on the Hong Kong exchange.

(e)  The approximate fair value and percentage of net assets, $3,265,000 and 53.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

@  Value is less than $500.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

International Opportunity Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	45.7%
Textiles, Apparel & Luxury Goods	13.9
Beverages	10.9
Internet Software & Services	8.5
Diversified Consumer Services	8.1
Road & Rail	7.0
Participation Notes	5.9
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

International Opportunity Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $5,416)	$5,861
Investment in Security of Affiliated Issuer, at Value (Cost $190)	190
Total Investments in Securities, at Value (Cost $5,606)	6,051
Foreign Currency, at Value (Cost $2)	2
Due from Adviser	18
Dividends Receivable	9
Receivable for Investments Sold	5
Tax Reclaim Receivable	4
Receivable from Affiliate	—	@
Other Assets	26
Total Assets	6,115
Liabilities:
Payable for Professional Fees	28
Payable for Investments Purchased	2
Payable for Custodian Fees	2
Payable for Transfer Agent Fees	1
Payable for Administration Fees	—	@
Payable for Distribution and Shareholder Servicing Fees — Class P	—	@
Payable for Distribution and Shareholder Servicing Fees — Class H	—	@
Payable for Distribution and Shareholder Servicing Fees — Class L	—	@
Other Liabilities	18
Total Liabilities	51
Net Assets	$6,064
Net Assets Consist Of:
Paid-in-Capital	$5,682
Undistributed Net Investment Income	19
Accumulated Net Realized Loss	(82)
Unrealized Appreciation (Depreciation) on:
Investments	445
Foreign Currency Translations	(—	@)
Net Assets	$6,064
CLASS I:
Net Assets	$5,012
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	470,000
Net Asset Value, Offering and Redemption Price Per Share	$10.66
CLASS P:
Net Assets	$106
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$10.65
CLASS H:
Net Assets	$840
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	78,940
Net Asset Value, Redemption Price Per Share	$10.65
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.53
Maximum Offering Price Per Share	$11.18
CLASS L:
Net Assets	$106
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$10.58

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

International Opportunity Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $5 of Foreign Taxes Withheld)	$57
Dividends from Security of Affiliated Issuer	—	@
Total Investment Income	57
Expenses:
Professional Fees	33
Advisory Fees (Note B)	28
Registration Fees	27
Custodian Fees (Note F)	7
Transfer Agency Fees (Note E)	6
Administration Fees (Note C)	3
Pricing Fees	3
Directors' Fees and Expenses	1
Distribution and Shareholder Servicing Fees — Class P (Note D)	—	@
Distribution and Shareholder Servicing Fees — Class H (Note D)	1
Distribution and Shareholder Servicing Fees — Class L (Note D)	—	@
Sub Transfer Agency Fees	—	@
Other Expenses	4
Total Expenses	113
Waiver of Advisory Fees (Note B)	(28)
Expenses Reimbursed by Adviser (Note B)	(47)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	38
Net Investment Income	19
Realized Loss:
Investments Sold	(13)
Foreign Currency Transactions	(—	@)
Net Realized Loss	(13)
Change in Unrealized Appreciation (Depreciation):
Investments	216
Foreign Currency Transactions	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	216
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	203
Net Increase in Net Assets Resulting from Operations	$222

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

International Opportunity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$19	$42
Net Realized Gain (Loss)	(13)	283
Net Change in Unrealized Appreciation (Depreciation)	216	(1,012)
Net Increase (Decrease) in Net Assets Resulting from Operations	222	(687)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(49)
Net Realized Gain	—	(226)
Class P:
Net Investment Income	—	(1)
Net Realized Gain	—	(5)
Class H:
Net Investment Income	—	(4)
Net Realized Gain	—	(34)
Class L:
Net Realized Gain	—	(5)
Total Distributions	—	(324)
Capital Share Transactions:(1)
Class H:
Subscribed	50	50
Distributions Reinvested	—	33
Net Increase in Net Assets Resulting from Capital Share Transactions	50	83
Total Increase (Decrease) in Net Assets	272	(928)
Net Assets:
Beginning of Period	5,792	6,720
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $19 and ($—@))	$6,064	$5,792
(1) Capital Share Transactions:
Class H:
Shares Subscribed	4	5
Shares Issued on Distributions Reinvested	—	3
Net Increase in Class H Shares Outstanding	4	8

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

International Opportunity Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from March 31, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.26		$12.07	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.04		0.08	0.03
Net Realized and Unrealized Gain (Loss)	0.36		(1.31)	2.04
Total from Investment Operations	0.40		(1.23)	2.07
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)	—
Net Realized Gain	—		(0.48)	—
Total Distributions	—		(0.58)	—
Net Asset Value, End of Period	$10.66		$10.26	$12.07
Total Return++	3.90	%#	(10.16)%	20.70	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$5,012		$4,822	$5,672
Ratio of Expenses to Average Net Assets (1)	1.14	%+*	1.15%+	1.15	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.68	%+*	0.67%+	0.33	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00	%§*
Portfolio Turnover Rate	20	%#	37%	18	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.56	%*	3.82%	4.79	%+*
Net Investment Loss to Average Net Assets	(1.74	)%*	(2.00)%	(3.31	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

International Opportunity Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from March 31, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.26		$12.04	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.02		0.05	0.01
Net Realized and Unrealized Gain (Loss)	0.37		(1.30)	2.03
Total from Investment Operations	0.39		(1.25)	2.04
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)	—
Net Realized Gain	—		(0.48)	—
Total Distributions	—		(0.53)	—
Net Asset Value, End of Period	$10.65		$10.26	$12.04
Total Return++	3.80	%#	(10.33)%	20.40	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$106		$103	$120
Ratio of Expenses to Average Net Assets (1)	1.39	%+*	1.40%+	1.40	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.43	%+*	0.42%+	0.08	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00	%§*
Portfolio Turnover Rate	20	%#	37%	18	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.81	%*	4.07%	5.04	%+*
Net Investment Loss to Average Net Assets	(1.99	)%*	(2.25)%	(3.56	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

International Opportunity Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from March 31, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.26		$12.04	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.02		0.05	0.01
Net Realized and Unrealized Gain (Loss)	0.37		(1.29)	2.03
Total from Investment Operations	0.39		(1.24)	2.04
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)	—
Net Realized Gain	—		(0.48)	—
Total Distributions	—		(0.54)	—
Net Asset Value, End of Period	$10.65		$10.26	$12.04
Total Return++	3.80	%#	(10.30)%	20.40	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$840		$765	$808
Ratio of Expenses to Average Net Assets (1)	1.39	%+*	1.40%+	1.40	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.43	%+*	0.42%+	0.08	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00	%§*
Portfolio Turnover Rate	20	%#	37%	18	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expense to Average Net Assets	3.81	%*	4.07%	5.04	%+*
Net Investment Loss to Average Net Assets	(1.99	)%*	(2.25)%	(3.56	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

International Opportunity Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from March 31, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.22		$12.00	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.00	)‡	(0.01)	(0.03)
Net Realized and Unrealized Gain (Loss)	0.36		(1.29)	2.03
Total from Investment Operations	0.36		(1.30)	2.00
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.48)	—
Net Asset Value, End of Period	$10.58		$10.22	$12.00
Total Return++	3.52	%#	(10.81)%	20.00	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$106		$102	$120
Ratio of Expenses Average Net Assets (1)	1.89	%+*	1.90%+	1.90	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.07	)%+*	(0.08)%+	(0.42	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00	%§*
Portfolio Turnover Rate	20	%#	37%	18	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.31	%*	4.57%	5.54	%+*
Net Investment Loss to Average Net Assets	(2.49	)%*	(2.75)%	(4.06	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the International Opportunity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in established and emerging franchise companies on an international basis, with capitalizations within the range of companies included in the MSCI All Country World Ex-United States Index. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$135	$—		$135
Beverages	163	498	—		661
Capital Markets	186	—	—		186
Diversified Consumer Services	490	—	—		490
Diversified Financial Services	87	—	—		87
Electric Utilities	212	—	—	†	212
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Food & Staples Retailing	$—	$233	$—		$233
Food Products	—	146	—		146
Hotels, Restaurants & Leisure	—	153	—		153
Household Durables	73	—	—		73
Insurance	219	—	—		219
Internet & Catalog Retail	90	—	—		90
Internet Software & Services	402	111	—		513
Marine	—	148	—		148
Media	—	130	—		130
Metals & Mining	—	87	—		87
Multiline Retail	—	136	—		136
Personal Products	—	97	—		97
Real Estate Management & Development	282	—	—		282
Road & Rail	—	426	—		426
Textiles, Apparel & Luxury Goods	—	838	—		838
Transportation Infrastructure	—	127	—		127
Total Common Stocks	2,204	3,265	—	†	5,469
Convertible Preferred Stocks	—	—	35		35
Participation Notes	—	357	—		357
Short-Term Investment — Investment Company	190	—	—		190
Total Assets	$2,394	$3,622	$35	†	$6,051

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $2,674,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

	Common Stock (000)		Convertible Preferred Stock (000)
Beginning Balance	$—	†	$49
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Change in unrealized appreciation (depreciation)	—		(14)
Realized gains (losses)	—		—
Ending Balance	$—	†	$35
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2012	$—		$(14)

†  Includes one or more securities which are valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2012.

	Fair Value at June 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Convertible Preferred Stocks
Alternative Energy	$35	Market Transaction	Purchase Price of Preferred	—		—		—		—
		Discounted cash flow	Weighted average cost of capital	22.5%		27.5%		24.2%		Decrease
			Perpetual growth rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	2.6	x	3.4	x	3.1	x	Increase
			Discount for lack of marketability	15%		15%		15%		Decrease

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 Billion	Over $1 Billion
0.90%	0.85%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.15% for Class I shares, 1.40% for Class P shares, 1.40% for Class H shares and 1.90% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $76,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $1,213,000 and $1,257,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2012 (000)
$72	$1,195	$1,077	$—	@	$190

@ Amount is less than $500.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$106	$218	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$(1)	$2	$(1)

At December 31, 2011, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $874,000 and the aggregate gross unrealized depreciation is approximately $429,000 resulting in net unrealized appreciation of approximately $445,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2011, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $23,000.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2011, the Portfolio deferred to January 1, 2012 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses (000)	Capital Losses (000)
$—	$64

I. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

24

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFIIIOSAN
IU12-01716P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Advantage Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	15

U.S. Privacy Policy	21

Director and Officer Information	24

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Advantage Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

Advantage Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Advantage Portfolio Class I	$1,000.00	$1,118.60	$1,019.69	$5.48	$5.22	1.04%
Advantage Portfolio Class P	1,000.00	1,117.00	1,018.45	6.79	6.47	1.29
Advantage Portfolio Class H	1,000.00	1,117.00	1,018.45	6.79	6.47	1.29
Advantage Portfolio Class L	1,000.00	1,119.40	1,019.49	5.69	5.42	1.08

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and three-year periods and the period since June 2008, the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that both the Portfolio's management fee and total expense ratio were lower than its peer group average. After discussion, the Board concluded that that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

Advantage Portfolio

	Shares	Value (000)
Common Stocks (98.3%)
Alternative Energy (1.1%)
Range Resources Corp.	2,107	$130
Beverage: Brewers & Distillers (6.9%)
Anheuser-Busch InBev N.V. ADR	5,342	425
DE Master Blenders 1753 N.V. (Netherlands) (a)	20,299	229
Diageo PLC ADR (United Kingdom)	1,892	195
		849
Beverage: Soft Drinks (6.4%)
Coca-Cola Co. (The)	2,506	196
Dr. Pepper Snapple Group, Inc.	4,704	206
PepsiCo, Inc.	5,310	375
		777
Commercial Services (9.2%)
eBay, Inc. (a)	8,786	369
Intertek Group PLC (United Kingdom)	10,476	440
Weight Watchers International, Inc.	6,052	312
		1,121
Communications Technology (3.4%)
Motorola Solutions, Inc.	8,560	412
Computer Services, Software & Systems (11.0%)
Facebook, Inc. (a)	16,546	515
Facebook, Inc., Class B (a)(b)(c)	10,541	301
Google, Inc., Class A (a)	921	534
		1,350
Computer Technology (8.9%)
Apple, Inc. (a)	1,874	1,094
Consumer Lending (6.9%)
Berkshire Hathaway, Inc., Class B (a)	3,697	308
CME Group, Inc.	581	156
Mastercard, Inc., Class A	431	185
Visa, Inc., Class A	1,560	193
		842
Diversified Manufacturing Operations (1.3%)
Danaher Corp.	3,056	159
Diversified Materials & Processing (0.2%)
Schindler Holding AG (Switzerland)	238	27
Diversified Media (1.4%)
McGraw-Hill Cos., Inc. (The)	3,856	174
Diversified Retail (9.5%)
Amazon.com, Inc. (a)	4,132	943
Costco Wholesale Corp.	2,252	214
		1,157
Financial Data & Systems (3.1%)
MSCI, Inc., Class A (a)	5,228	178
Verisk Analytics, Inc., Class A (a)	3,979	196
		374
Foods (3.5%)
Hillshire Brands Co.	4,059	118
Nestle SA ADR (Switzerland)	5,215	311
		429

	Shares	Value (000)
Insurance: Property-Casualty (3.6%)
Progressive Corp. (The)	21,003	$438
Pharmaceuticals (2.8%)
Mead Johnson Nutrition Co.	4,188	337
Real Estate Investment Trusts (REIT) (3.7%)
Brookfield Asset Management, Inc., Class A (Canada)	13,561	449
Recreational Vehicles & Boats (3.5%)
Edenred (France)	15,157	430
Restaurants (4.4%)
Dunkin' Brands Group, Inc.	5,619	193
Starbucks Corp.	3,428	183
Yum! Brands, Inc.	2,595	167
		543
Scientific Instruments: Pollution Control (1.1%)
Covanta Holding Corp.	7,794	134
Textiles Apparel & Shoes (2.8%)
Burberry Group PLC (United Kingdom)	8,744	182
Coach, Inc.	2,702	158
		340
Tobacco (2.0%)
Philip Morris International, Inc.	2,850	249
Wholesale & International Trade (1.6%)
Li & Fung Ltd. (d)	100,000	194
Total Common Stocks (Cost $10,562)		12,009
Convertible Preferred Stocks (0.4%)
Alternative Energy (0.4%)
Better Place, Inc. (a)(b)(c) (Cost $32)	12,982	43
Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $46)	45,965	46
Total Investments (99.1%) (Cost $10,640) (e)		12,098
Other Assets in Excess of Liabilities (0.9%)		116
Net Assets (100.0%)		$12,214

(a)  Non-income producing security.

(b)  Security has been deemed illiquid at June 30, 2012.

(c)  At June 30, 2012, the Portfolio held fair valued securities valued at approximately $344,000, representing 2.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(d)  Security trades on the Hong Kong exchange.

(e)  The approximate fair value and percentage of net assets, $1,273,000 and 10.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Advantage Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	40.6%
Computer Services, Software & Systems	11.1
Diversified Retail	9.6
Commercial Services	9.3
Computer Technology	9.0
Beverage: Brewers & Distillers	7.0
Consumer Lending	7.0
Beverage: Soft Drinks	6.4
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Advantage Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $10,594)	$12,052
Investment in Security of Affiliated Issuer, at Value (Cost $46)	46
Total Investments in Securities, at Value (Cost $10,640)	12,098
Cash	61
Receivable for Investments Sold	29
Dividends Receivable	11
Due from Adviser	9
Tax Reclaim Receivable	1
Receivable from Affiliate	—	@
Other Assets	33
Total Assets	12,242
Liabilities:
Payable for Professional Fees	18
Payable for Custodian Fees	2
Payable for Administration Fees	1
Payable for Directors' Fees and Expenses	1
Payable for Distribution and Shareholder Servicing Fees — Class P	—	@
Payable for Distribution and Shareholder Servicing Fees — Class H	1
Payable for Distribution and Shareholder Servicing Fees — Class L	—	@
Payable for Transfer Agent Fees	—	@
Payable for Sub Transfer Agency Fees	—	@
Other Liabilities	5
Total Liabilities	28
Net Assets	$12,214
Net Assets Consist Of:
Paid-in-Capital	$10,184
Undistributed Net Investment Income	69
Accumulated Net Realized Gain	503
Unrealized Appreciation (Depreciation) on:
Investments	1,458
Foreign Currency Translations	—	@
Net Assets	$12,214
CLASS I:
Net Assets	$8,665
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	680,744
Net Asset Value, Offering and Redemption Price Per Share	$12.73
CLASS P:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	967
Net Asset Value, Offering and Redemption Price Per Share	$12.70
CLASS H:
Net Assets	$3,170
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	249,614
Net Asset Value, Redemption Price Per Share	$12.70
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.63
Maximum Offering Price Per Share	$13.33
CLASS L:
Net Assets	$367
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	28,758
Net Asset Value, Offering and Redemption Price Per Share	$12.75

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Advantage Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $6 of Foreign Taxes Withheld)	$152
Dividends from Security of Affiliated Issuer	—	@
Total Investment Income	152
Expenses:
Advisory Fees (Note B)	41
Professional Fees	28
Registration Fees	27
Transfer Agency Fees (Note E)	7
Custodian Fees (Note F)	6
Shareholder Reporting Fees	5
Administration Fees (Note C)	4
Distribution and Shareholder Servicing Fees — Class P (Note D)	—	@
Distribution and Shareholder Servicing Fees — Class H (Note D)	3
Distribution and Shareholder Servicing Fees — Class L (Note D)	1
Pricing Fees	2
Directors' Fees and Expenses	1
Sub Transfer Agency Fees	—	@
Other Expenses	6
Total Expenses	131
Waiver of Advisory Fees (Note B)	(41)
Distribution Fees — Class L Shares Waived (Note D)	(1)
Expenses Reimbursed by Adviser (Note B)	(28)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	61
Net Investment Income	91
Realized Gain (Loss):
Investments Sold	553
Foreign Currency Transactions	(1)
Net Realized Gain	552
Change in Unrealized Appreciation (Depreciation):
Investments	304
Foreign Currency Translations	—	@
Net Change in Unrealized Appreciation (Depreciation)	304
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	856
Net Increase in Net Assets Resulting from Operations	$947

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Advantage Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$91	$24
Net Realized Gain	552	214
Net Change in Unrealized Appreciation (Depreciation)	304	106
Net Increase in Net Assets Resulting from Operations	947	344
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(43)
Class P:
Net Investment Income	—	(— @)
Class H:
Net Investment Income	—	(3)
Class L:
Net Investment Income	—	(1)
Total Distributions	—	(47)
Capital Share Transactions:(1)
Class I:
Subscribed	635	1,997
Distributions Reinvested	—	12
Redeemed	(48)	(22)
Class H:
Subscribed	2,396	25
Distributions Reinvested	—	3
Redeemed	(304)	(187)
Class L:
Subscribed	136	50
Distributions Reinvested	—	— @
Redeemed	(2)	(4)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,813	1,874
Total Increase in Net Assets	3,760	2,171
Net Assets:
Beginning of Period	8,454	6,283
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $69 and $(22))	$12,214	$8,454
(1) Capital Share Transactions:
Class I:
Shares Subscribed	49	176
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(4)	(2)
Net Increase in Class I Shares Outstanding	45	175
Class H:
Shares Subscribed	186	2
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(24)	(16)
Net Increase (Decrease) in Class H Shares Outstanding	162	(14)
Class L:
Shares Subscribed	11	4
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(— @@)	(— @@)
Net Increase in Class L Shares Outstanding	11	4

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Advantage Portfolio

	Class I**
	Six Months Ended June 30,		Year Ended December 31,		Period from September 1, 2010 to December 31,		Year Ended August 31,		Period from June 30, 2008^ to August 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2010	2009	2008
Net Asset Value, Beginning of Period	$11.38		$10.87		$9.15		$7.97	$9.55	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		0.04		0.01		0.04	0.03	0.00	‡
Net Realized and Unrealized Gain (Loss)	1.24		0.54		1.74		1.19	(1.50)	(0.45)
Total from Investment Operations	1.35		0.58		1.75		1.23	(1.47)	(0.45)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)		(0.03)		(0.05)	(0.11)	—
Net Asset Value, End of Period	$12.73		$11.38		$10.87		$9.15	$7.97	$9.55
Total Return++	11.86	%#	5.33%		19.30	%#	15.34%	(15.05)%	(4.50	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,665		$7,239		$5,015		$4,223	$3,667	$4,392
Ratio of Expenses to Average Net Assets (1)	1.04	%+††*	1.05	%+††	1.02	%+††*	1.05%	1.05%	1.05	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		0.25	%+††*	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets (1)	1.73	%+††*	0.39	%+††	0.42	%+††*	0.49%	0.49%	0.20	%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.00	%††§	0.03	%††*	N/A	N/A	N/A
Portfolio Turnover Rate	27	%#	28%		33	%#	32%	14%	2	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.32	%††*	3.43	%††	3.49	%+††*	4.49%	11.78%	14.97	%*
Net Investment Income (Loss) to Average Net Assets	0.45	%††*	(1.99	)%††	(2.05	)%+††*	(2.95)%	(10.24)%	(13.72	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Core Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class I shares for the 12-month period ended August 31, 2010 and prior years reflect the historical per share data of Class I shares of the Predecessor Fund.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Advantage Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from September 1, 2010 to December 31, 2010		Period from May 21, 2010^ to August 31, 2010
Net Asset Value, Beginning of Period	$11.37		$10.86	$9.15		$9.00
Income from Investment Operations:
Net Investment Income†	0.09		0.02	0.01		0.01
Net Realized and Unrealized Gain	1.24		0.53	1.73		0.14
Total from Investment Operations	1.33		0.55	1.74		0.15
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)	(0.03)		—
Net Asset Value, End of Period	$12.70		$11.37	$10.86		$9.15
Total Return++	11.70	%#	5.07%	19.16	%#	1.56	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$12		$11	$10		$1
Ratio of Expenses to Average Net Assets (1)	1.29	%+*	1.30%+	1.29	%+*	1.30	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	0.52	%+*	N/A
Ratio of Net Investment Income to Average Net Assets (1)	1.48	%+*	0.14%+	0.15	%+*	0.27	%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.03	%*	N/A
Portfolio Turnover Rate	27	%#	28%	33	%#	32	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.57	%*	3.68%	3.76	%+	2.59	%*
Net Investment Income (Loss) to Average Net Assets	0.20	%*	(2.24)%	(2.32	)%+	(1.02	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Advantage Portfolio

	Class H**
	Six Months Ended June 30,		Year Ended December 31,		Period from September 1, 2010 to December 31,		Year Ended August 31,		Period from June 30, 2008^ to August 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2010	2009	2008
Net Asset Value, Beginning of Period	$11.37		$10.86		$9.14		$7.96	$9.54	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.09		0.02		0.01		0.02	0.02	0.00	‡
Net Realized and Unrealized Gain (Loss)	1.24		0.53		1.73		1.19	(1.50)	(0.46)
Total from Investment Operations	1.33		0.55		1.74		1.21	(1.48)	(0.46)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		(0.02)		(0.03)	(0.10)	—
Net Asset Value, End of Period	$12.70		$11.37		$10.86		$9.14	$7.96	$9.54
Total Return++	11.70	%#	5.06%		19.13	%#	15.14%	(15.16)%	(4.60	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,170		$996		$1,103		$1,048	$821	$363
Ratio of Expenses to Average Net Assets (1)	1.29	%+††*	1.30	%+††	1.27	%+††*	1.30%	1.30%	1.30	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		0.50	%+††*	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.48	%+††*	0.14	%+††	0.17	%+††*	0.14%	0.27%	(0.06	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.00	%††§	0.03	%††*	N/A	N/A	N/A
Portfolio Turnover Rate	27	%#	28%		33	%#	32%	14%	2	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	2.57	%††*	3.68	%††	3.74	%+††	4.62%	11.97%	15.46	%*
Net Investment Income (Loss) to Average Net Assets	0.20	%††*	(2.24	)%††	(2.30	)%+††	(3.18)%	(10.40)%	(14.22	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Core Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class H shares for the 12-month period ended August 31, 2010 and prior years reflect the historical per share data of Class A shares of the Predecessor Fund.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Advantage Portfolio

	Class L**
	Six Months Ended June 30,		Year Ended December 31,		Period from September 1, 2010 to December 31,		Year Ended August 31,		Period from June 30, 2008^ to August 31,
Selected Per Share Data and Ratios	2012 (unaudited)		2011		2010		2010	2009	2008
Net Asset Value, Beginning of Period	$11.39		$10.89		$9.16		$7.96	$9.54	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		0.04		0.01		0.04	0.00 ‡	0.00	‡
Net Realized and Unrealized Gain (Loss)	1.25		0.52		1.75		1.19	(1.50)	(0.46)
Total from Investment Operations	1.36		0.56		1.76		1.23	(1.50)	(0.46)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		(0.03)		(0.03)	(0.08)	—
Net Asset Value, End of Period	$12.75		$11.39		$10.89		$9.16	$7.96	$9.54
Total Return++	11.94	%#	5.19%		19.20	%#	15.43%	(15.40)%	(4.60	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$367		$208		$155		$156	$160	$147
Ratio of Expenses Average Net Assets (1)	1.08	%+††*	1.09	%+††	1.06	%+††*	1.08%	1.48%	1.05	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		0.29	%+††*	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.69	%+††*	0.35	%+††	0.38	%+††*	0.45%	(0.01)%	(0.20	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.00	%††§	0.03	%††*	N/A	N/A	N/A
Portfolio Turnover Rate	27	%#	28%		33	%#	32%	14%	2	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.07	%††*	4.18	%††	3.53	%+††*	4.53%	12.27%	15.79	%*
Net Investment Loss to Average Net Assets	(0.30	)%††*	(2.74	)%††	(2.09	)%+††*	(3.00)%	(10.80)%	(14.49	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Core Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class L shares for the 12-month period ended August 31, 2010 and prior years reflect the historical per share data of Class C shares of the Predecessor Fund.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Advantage Portfolio. The Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve the investment objective by investing primarily in established companies with capitalizations within the range of companies included in the Russell 1000® Growth Index. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Alternative Energy	$130	$—	$—	$130
Beverage: Brewers & Distillers	849	—	—	849
Beverage: Soft Drinks	777	—	—	777
Commercial Services	681	440	—	1,121
Communications Technology	412	—	—	412
Computer Services, Software & Systems	1,049	—	301	1,350
Computer Technology	1,094	—	—	1,094
Consumer Lending	842	—	—	842
Diversified Manufacturing Operations	159	—	—	159
Diversified Materials & Processing	—	27	—	27
Diversified Media	174	—	—	174
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Diversified Retail	$1,157	$—	$—	$1,157
Financial Data & Systems	374	—	—	374
Foods	429	—	—	429
Insurance: Property-Casualty	438	—	—	438
Pharmaceuticals	337	—	—	337
Real Estate Investment Trusts (REIT)	449	—	—	449
Recreational Vehicles & Boats	—	430	—	430
Restaurants	543	—	—	543
Scientific Instruments: Pollution Control	134	—	—	134
Textiles Apparel & Shoes	158	182	—	340
Tobacco	249	—	—	249
Wholesale & International Trade	—	194	—	194
Total Common Stocks	10,435	1,273	301	12,009
Convertible Preferred Stocks	—	—	43	43
Short-Term Investment — Investment Company	46	—	—	46
Total Assets	$10,481	$1,273	$344	$12,098

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $1,091,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$—	$59
Purchases	322	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation (depreciation)	(21)	(16)
Realized gains (losses)	—	—
Ending Balance	$301	$43
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2012	$(21)	$(16)

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2012.

	Fair Value at June 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range				Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks
Computer Services, Software & Systems	$301	Adjusted Stock Price	Discount for Illiquidity	8.3%		8.3%		8.3%	Decrease
Convertible Preferred Stocks
Alternative Energy	$43	Market Transaction	Purchase Price of Preferred	—		—		—	—
		Discounted cash flow	Weighted average cost of capital	22.5%		27.5%		24.2%	Decrease
			Perpetual growth rate	2.5%		3.5%		3.0%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	2.6	x	3.4	x	3.1x	Increase
			Discount for lack of marketability	15%		15%		15%	Decrease

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.75%	0.70%	0.65%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.05% for Class I shares, 1.30% for Class P shares, 1.30% for Class H shares and 1.09% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $69,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year the 12b-1 fees on Class L shares of the Portfolio to the extent it exceeds 0.04% of the average daily net assets of such shares on an annualized basis. For the

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

six months ended June 30, 2012, this waiver amounted to approximately $1,000.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $6,060,000 and $2,907,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2012 (000)
$386	$4,125	$4,465	$—	@	$46

@ Amount is less than $500.

During the six months ended June 30, 2012, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2012, the Portfolio incurred less than $500 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Distributor and Administrator under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$47	$—	$18	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Distributions in Excess of Net Investment Income (000)			Accumulated Net Realized Loss (000)		Paid-in Capital (000)
$	(—	@)	$—	@	$	(—	@)

@ Amount is less than $500.

At December 31, 2011, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,746,000 and the aggregate gross unrealized depreciation is approximately $288,000 resulting in net unrealized appreciation of approximately $1,458,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2011, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $32,000, which will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2011, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $122,000.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2011, the Portfolio deferred to January 1, 2012 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses (000)	Capital Losses (000)
$16	$—

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 26.0%, 36.7% and 37.8%, for Class I, Class H and Class L shares, respectively.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

24

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFIADVSAN
IU12-01697P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Opportunity Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	14

U.S. Privacy Policy	20

Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Opportunity Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

Opportunity Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Opportunity Portfolio Class I	$1,000.00	$1,081.10	$1,020.49	$4.55	$4.42	0.88%
Opportunity Portfolio Class P	1,000.00	1,080.20	1,019.24	5.84	5.67	1.13
Opportunity Portfolio Class H	1,000.00	1,079.80	1,019.24	5.84	5.67	1.13
Opportunity Portfolio Class L	1,000.00	1,076.60	1,016.76	8.42	8.17	1.63

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that both the Portfolio's management fee and total expense ratio were lower than its peer group average. After discussion, the Board concluded that that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

Opportunity Portfolio

	Shares	Value (000)
Common Stocks (94.8%)
Advertising Agencies (2.2%)
Omnicom Group, Inc.	108,803	$5,288
Air Transport (1.3%)
Expeditors International of Washington, Inc.	83,227	3,225
Alternative Energy (1.7%)
Ultra Petroleum Corp. (a)	179,064	4,131
Asset Management & Custodian (1.3%)
CETIP SA — Mercados Organizados (Brazil)	262,961	3,286
Casinos & Gambling (1.8%)
Wynn Resorts Ltd.	42,828	4,442
Chemicals: Diversified (3.4%)
Monsanto Co.	99,925	8,272
Communications Technology (1.6%)
Corning, Inc.	296,523	3,834
Computer Services, Software & Systems (19.8%)
Baidu, Inc. ADR (China) (a)	82,515	9,487
Facebook, Inc. (a)	271,646	8,454
Facebook, Inc., Class B (a)(b)(c)	338,054	9,645
Google, Inc., Class A (a)	30,988	17,975
Zynga, Inc., Class A (a)	507,909	2,763
		48,324
Computer Technology (4.9%)
Apple, Inc. (a)	20,321	11,868
Consumer Lending (10.6%)
CME Group, Inc.	22,016	5,903
Mastercard, Inc., Class A	23,096	9,934
Visa, Inc., Class A	81,415	10,065
		25,902
Consumer Services: Miscellaneous (0.7%)
Sun Art Retail Group Ltd. (Hong Kong)	1,526,000	1,676
Diversified Retail (18.3%)
Abercrombie & Fitch Co., Class A	76,753	2,620
Amazon.com, Inc. (a)	124,867	28,513
Golden Eagle Retail Group Ltd. (China) (d)	1,627,000	3,338
Priceline.com, Inc. (a)	15,618	10,379
		44,850
Education Services (3.8%)
New Oriental Education & Technology Group ADR (China) (a)	384,057	9,409
Financial Data & Systems (2.1%)
MSCI, Inc., Class A (a)	154,358	5,251
Home Building (1.0%)
Brookfield Incorporacoes SA (Brazil)	1,471,923	2,426
Insurance: Multi-Line (4.8%)
Greenlight Capital Re Ltd., Class A (a)	460,067	11,695
Metals & Minerals: Diversified (1.0%)
Molycorp, Inc. (a)	115,781	2,495
Personal Care (1.3%)
Procter & Gamble Co. (The)	53,785	3,294

	Shares	Value (000)
Real Estate Investment Trusts (REIT) (3.2%)
Brookfield Asset Management, Inc., Class A (Canada)	232,657	$7,701
Semiconductors & Components (1.0%)
Marvell Technology Group Ltd.	221,263	2,496
Textiles Apparel & Shoes (6.0%)
Burberry Group PLC (United Kingdom)	449,788	9,382
Prada SpA (Italy) (d)	763,600	5,190
		14,572
Truckers (3.0%)
DSV A/S (Denmark)	373,552	7,412
Total Common Stocks (Cost $203,592)		231,849
Convertible Preferred Stocks (1.3%)
Alternative Energy (1.3%)
Better Place, Inc. (a)(b)(c) (Cost $2,339)	935,447	3,096
Participation Notes (4.0%)
Beverage: Brewers & Distillers (4.0%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21 (Cost $6,514)	258,170	9,734
Short-Term Investment (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $203)	203,083	203
Total Investments (100.2%) (Cost $212,648) (e)		244,882
Liabilities in Excess of Other Assets (-0.2%)		(403)
Net Assets (100.0%)		$244,479

(a)  Non-income producing security.

(b)  At June 30, 2012, the Portfolio held fair valued securities valued at approximately $12,741,000, representing 5.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(c)  Security has been deemed illiquid at June 30, 2012.

(d)  Security trades on the Hong Kong exchange.

(e)  The approximate fair value and percentage of net assets, $26,998,000 and 11.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	45.4%
Computer Services, Software & Systems	19.7
Diversified Retail	18.3
Consumer Lending	10.6
Textiles Apparel & Shoes	6.0
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Opportunity Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $212,445)	$244,679
Investment in Security of Affiliated Issuer, at Value (Cost $203)	203
Total Investments in Securities, at Value (Cost $212,648)	244,882
Foreign Currency, at Value (Cost $37)	37
Receivable for Investments Sold	197
Dividends Receivable	88
Receivable for Portfolio Shares Sold	14
Tax Reclaim Receivable	2
Receivable from Affiliate	1
Other Assets	44
Total Assets	245,265
Liabilities:
Payable for Advisory Fees	273
Payable for Portfolio Shares Redeemed	230
Payable for Sub Transfer Agency Fees	88
Payable for Distribution and Shareholder Servicing Fees — Class P	—	@
Payable for Distribution and Shareholder Servicing Fees — Class H	37
Payable for Distribution and Shareholder Servicing Fees — Class L	19
Payable for Transfer Agent Fees	44
Payable for Professional Fees	27
Payable for Administration Fees	16
Payable for Custodian Fees	13
Payable for Directors' Fees and Expenses	—	@
Other Liabilities	39
Total Liabilities	786
Net Assets	$244,479
Net Assets Consist of:
Paid-in-Capital	$199,204
Accumulated Net Investment Loss	(490)
Accumulated Net Realized Gain	13,531
Unrealized Appreciation (Depreciation) on:
Investments	32,234
Foreign Currency Translations	—	@
Net Assets	$244,479
CLASS I:
Net Assets	$14,947
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	911,841
Net Asset Value, Offering and Redemption Price Per Share	$16.39
CLASS P:
Net Assets	$2,266
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	139,109
Net Asset Value, Offering and Redemption Price Per Share	$16.29
CLASS H:
Net Assets	$196,283
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	12,187,993
Net Asset Value, Redemption Price Per Share	$16.10
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.80
Maximum Offering Price Per Share	$16.90
CLASS L:
Net Assets	$30,983
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	2,120,157
Net Asset Value, Offering and Redemption Price Per Share	$14.61

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Opportunity Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $30 of Foreign Taxes Withheld)	$1,017
Dividends from Security of Affiliated Issuer	4
Total Investment Income	1,021
Expenses:
Advisory Fees (Note B)	637
Distribution and Shareholder Servicing Fees — Class P (Note D)	3
Distribution and Shareholder Servicing Fees — Class H (Note D)	255
Distribution and Shareholder Servicing Fees — Class L (Note D)	122
Transfer Agency Fees (Note E)	153
Sub Transfer Agency Fees	109
Administration Fees (Note C)	102
Shareholder Reporting Fees	72
Professional Fees	28
Custodian Fees (Note F)	22
Registration Fees	21
Directors' Fees and Expenses	4
Pricing Fees	3
Other Expenses	9
Total Expenses	1,540
Waiver of Advisory Fees (Note B)	(39)
Rebate from Morgan Stanley Affiliate (Note G)	(3)
Net Expenses	1,498
Net Investment Loss	(477)
Realized Gain (Loss):
Investments Sold	24,596
Foreign Currency Transactions	(28)
Net Realized Gain	24,568
Change in Unrealized Appreciation (Depreciation):
Investments	(4,158)
Foreign Currency Translations	1
Net Change in Unrealized Appreciation (Depreciation)	(4,157)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	20,411
Net Increase in Net Assets Resulting from Operations	$19,934

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Opportunity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(477)	$(804)
Net Realized Gain	24,568	22,570
Net Change in Unrealized Appreciation (Depreciation)	(4,157)	(21,762)
Net Increase in Net Assets Resulting from Operations	19,934	4
Capital Share Transactions:(1)
Class I:
Subscribed	5,954	6,663
Redeemed	(5,279)	(6,311)
Class P:
Subscribed	—	2,502
Redeemed	—	(2,407)
Class H:
Subscribed	8,551	7,548
Redeemed	(26,523)	(50,831)
Class L:
Subscribed	780	500
Redeemed	(2,988)	(9,104)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(19,505)	(51,440)
Total Increase (Decrease) in Net Assets	429	(51,436)
Net Assets:
Beginning of Period	244,050	295,486
End of Period (Accumulated Net Investment Loss of $(490) and $(13))	$244,479	$244,050
(1) Capital Share Transactions:
Class I:
Shares Subscribed	356	429
Shares Redeemed	(314)	(399)
Net Increase in Class I Shares Outstanding	42	30
Class P:
Shares Subscribed	—	154
Shares Redeemed	—	(154)
Net Increase in Class P Shares Outstanding	—	— @@
Class H:
Shares Subscribed	523	486
Shares Redeemed	(1,613)	(3,265)
Net Decrease in Class H Shares Outstanding	(1,090)	(2,779)
Class L:
Shares Subscribed	55	36
Shares Redeemed	(202)	(643)
Net Decrease in Class L Shares Outstanding	(147)	(607)

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Opportunity Portfolio

	Class I*
	Six Months Ended June 30, 2012		Year Ended December 31,		Period from July 1, 2010 to December 31,		Year Ended June 30,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2010	2009^^	2008^^	2007^^
Net Asset Value, Beginning of Period	$15.16		$15.23		$11.91		$9.59	$12.21	$13.05	$10.77
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.01)		0.00	‡	0.02		(0.02)	0.02	0.01	(0.02)
Net Realized and Unrealized Gain (Loss)	1.24		(0.07)		3.30		2.34	(2.64)	(0.85)	2.30
Total from Investment Operations	1.23		(0.07)		3.32		2.32	(2.62)	(0.84)	2.28
Net Asset Value, End of Period	$16.39		$15.16		$15.23		$11.91	$9.59	$12.21	$13.05
Total Return++	8.11	%#	(0.46)%		27.88	%#	24.19%	(21.52)%	(6.36)%	21.17%
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$14.9		$13.2		$13.0		$11.0	$7.5	$1.6	$1.3
Ratio of Expenses to Average Net Assets (1)	0.88	%+††@	0.88	%+††	0.72	%+††@	1.14%	0.91%	0.87%	0.98%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		0.90	%+††@	0.96%	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.08	)%+††@	0.01	%+††	0.25	%+††@	(0.14)%	0.21%	0.10%	(0.14)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§@	0.00	%††§	0.00	%††§@	N/A	N/A	N/A	N/A
Portfolio Turnover Rate	22	%#	21%		6	%#	12%	33%	45%	46%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.91	%††@	0.95	%††	N/A		N/A	1.41%	N/A	N/A
Net Investment Loss to Average Net Assets	(0.11	)%††@	(0.06	)%††	N/A		N/A	(0.29)%	N/A	N/A

*  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Equity Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class I shares for the 12-month period ended June 30, 2010 and prior years reflect the historical per share data of Class I shares of the Predecessor Fund.

^^  Beginning the year ended June 30, 2010, the Portfolio was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

@  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Opportunity Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011		Period from July 1, 2010 to December 31, 2010		Period from May 21, 2010^ to June 30, 2010
Net Asset Value, Beginning of Period	$15.08		$15.19		$11.89		$12.13
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.03)		(0.04)		0.00	‡	(0.01)
Net Realized and Unrealized Gain (Loss)	1.24		(0.07)		3.30		(0.23)
Total from Investment Operations	1.21		(0.11)		3.30		(0.24)
Net Asset Value, End of Period	$16.29		$15.08		$15.19		$11.89
Total Return++	8.02	%#	(0.72)%		27.75	%#	(1.98	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$2,266		$2,098		$2,113		$1
Ratio of Expenses to Average Net Assets (1)	1.13	%+*	1.13	%+	0.97	%+*	1.39	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.15	%+*	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.33	)%+*	(0.24	)%+	0.00	%§+*	(0.71	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.00	%§*	N/A
Portfolio Turnover Rate	22	%#	21%		6	%#	12	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.16	%††*	1.20	%††	N/A		N/A
Net Investment Loss to Average Net Assets	(0.36	)%††*	(0.31	)%††	N/A		N/A

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Opportunity Portfolio

	Class H*
	Six Months Ended June 30, 2012		Year Ended December 31,		Period from July 1, 2010 to December 31,		Year Ended June 30,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2010	2009^^	2008^^	2007^^
Net Asset Value, Beginning of Period	$14.91		$15.02		$11.76		$9.49	$12.13	$12.99	$10.75
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.03)		(0.04)		0.00	‡	(0.06)	(0.01)	(0.02)	(0.05)
Net Realized and Unrealized Gain (Loss)	1.22		(0.07)		3.26		2.33	(2.63)	(0.84)	2.29
Total from Investment Operations	1.19		(0.11)		3.26		2.27	(2.64)	(0.86)	2.24
Net Asset Value, End of Period	$16.10		$14.91		$15.02		$11.76	$9.49	$12.13	$12.99
Total Return++	7.98	%#	(0.73)%		27.72	%#	23.92%	(21.83)%	(6.54)%	20.84%
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$196.3		$198.0		$241.0		$220.3	$207.8	$245.5	$194.4
Ratio of Expenses to Average Net Assets (1)	1.13	%+††@	1.13	%+††	0.97	%+††@	1.40%	1.14%	1.13%	1.23%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.15	%+††@	1.22%	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.33	)%+††@	(0.24	)%+††	0.00	%+††§@	(0.46)%	(0.13)%	(0.17)%	(0.43)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§@	0.00	%††§	0.00	%††§@	N/A	N/A	N/A	N/A
Portfolio Turnover Rate	22	%#	21%		6	%#	12%	33%	45%	46%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	1.16	%††@	1.20	%††	N/A		N/A	1.49%	N/A	N/A
Net Investment Loss to Average Net Assets	(0.36	)%††@	(0.31	)%††	N/A		N/A	(0.48)%	N/A	N/A

*  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Equity Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class H shares for the 12-month period ended June 30, 2010 and prior years reflect the historical per share data of Class A shares of the Predecessor Fund.

^^  Beginning the year ended June 30, 2010, the Portfolio was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

@  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Opportunity Portfolio

	Class L*
	Six Months Ended June 30, 2012		Year Ended December 31,		Period from July 1, 2010 to December 31,		Year Ended June 30,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2010	2009^^	2008^^	2007^^
Net Asset Value, Beginning of Period	$13.57		$13.73		$10.78		$8.77	$11.28	$12.18	$10.15
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.06)		(0.10)		(0.03)		(0.13)	(0.07)	(0.12)	(0.13)
Net Realized and Unrealized Gain (Loss)	1.10		(0.06)		2.98		2.14	(2.44)	(0.78)	2.16
Total from Investment Operations	1.04		(0.16)		2.95		2.01	(2.51)	(0.90)	2.03
Net Asset Value, End of Period	$14.61		$13.57		$13.73		$10.78	$8.77	$11.28	$12.18
Total Return++	7.66	%#	(1.17)%		27.37	%#	22.92%	(22.32)%	(7.31)%	20.00%
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$31.0		$30.8		$39.0		$34.8	$28.6	$41.8	$28.4
Ratio of Expenses Average Net Assets (1)	1.63	%+††@	1.63	%+††	1.47	%+††@	2.12%	1.89%	1.89%	1.99%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.65	%+††@	1.94%	N/A	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets (1)	(0.83	)%+††@	(0.74	)%+††	(0.50	)%+††@	(1.16)%	(0.90)%	(0.94)%	(1.19)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§@	0.00	%††§	0.00	%††§@	N/A	N/A	N/A	N/A
Portfolio Turnover Rate	22	%#	21%		6	%#	12%	33%	45%	46%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.66	%††@	1.70	%††	N/A		N/A	2.24%	N/A	N/A
Net Investment Loss to Average Net Assets	(0.86	)%††@	(0.81	)%††	N/A		N/A	(1.25)%	N/A	N/A

*  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Equity Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class L shares for the 12-month period ended June 30, 2010 and prior years reflect the historical per share data of Class C shares of the Predecessor Fund.

^^  Beginning the year ended June 30, 2010, the Portfolio was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

@  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Opportunity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in established and emerging franchise companies with capitalizations within the range of companies included in the Russell 1000® Growth Index. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Advertising Agencies	$5,288	$—	$—	$5,288
Air Transport	3,225	—	—	3,225
Alternative Energy	4,131	—	—	4,131
Asset Management & Custodian	3,286	—	—	3,286
Casinos & Gambling	4,442	—	—	4,442
Chemicals: Diversified	8,272	—	—	8,272
Communications Technology	3,834	—	—	3,834
Computer Services, Software & Systems	38,679	—	9,645	48,324
Computer Technology	11,868	—	—	11,868
Consumer Lending	25,902	—	—	25,902
Consumer Services: Miscellaneous	—	1,676	—	1,676
Diversified Retail	41,512	3,338	—	44,850
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Education Services	$9,409	$—	$—	$9,409
Financial Data & Systems	5,251	—	—	5,251
Home Building	2,426	—	—	2,426
Insurance: Multi-Line	11,695	—	—	11,695
Metals & Minerals: Diversified	2,495	—	—	2,495
Personal Care	3,294	—	—	3,294
Real Estate Investment Trusts (REIT)	7,701	—	—	7,701
Semiconductors & Components	2,496	—	—	2,496
Textiles Apparel & Shoes	—	14,572	—	14,572
Truckers	—	7,412	—	7,412
Total Common Stocks	195,206	26,998	9,645	231,849
Convertible Preferred Stocks	—	—	3,096	3,096
Participation Notes	—	9,734	—	9,734
Short-Term Investment — Investment Company	203	—	—	203
Total Assets	$195,409	$36,732	$12,741	$244,882

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $17,616,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$9,128	$4,247
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation (depreciation)	517	(1,151)
Realized gains (losses)	—	—
Ending Balance	$9,645	$3,096
Net change in unrealized appreciation/ depreciation from investments still held as of June 30, 2012	$517	$(1,151)

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2012.

	Fair Value at June 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range				Weighted Average	Impact to Valuation from an Increase in Input
Common Stock
Computer Services, Software & Systems	$9,645	Adjusted Stock Price	Discount for Illiquidity	8.3%		8.3%		8.3%	DECREASE
Convertible Preferred Stocks
Alternative Energy	$3,096	Market Transaction	Purchase Price of Preferred	$—		$—		$—	—
		Discounted cash flow	Weighted average cost of capital	22.5%		27.5%		24.2%	DECREASE
			Perpetual growth rate	2.5%		3.5%		3.0%	INCREASE
		Market Comparable Companies	Enterprise Value/ Revenue	2.6	x	3.4	x	3.1x	INCREASE
			Discount for lack of marketability	15%		15%		15%	DECREASE

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 0.88% for Class I shares, 1.13% for Class P shares, 1.13% for Class H shares and 1.63% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $39,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $55,114,000 and $75,426,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$1,625	$47,417	$48,839	$4	$203

During the six months ended June 30, 2012, the Portfolio incurred approximately $17,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during the years ended 2011 and 2010.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Accumulated Net Investment Loss (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$903	$47	$(950)

At December 31, 2011, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

The aggregate gross unrealized appreciation is approximately $57,383,000 and the aggregate gross unrealized depreciation is approximately $25,149,000 resulting in net unrealized appreciation of approximately $32,234,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2011, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $8,138,000, which will expire on December 31, 2016.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2011, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $24,742,000.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2011, the Portfolio deferred to January 1, 2012 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses (000)	Capital Losses (000)
$12	$2,494

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 73.2% and 99.5%, for Class I and Class P shares, respectively.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

23

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFIOPPSAN
IU12-01704P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Global Opportunity Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	15

U.S. Privacy Policy	22

Director and Officer Information	25

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Opportunity Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

Global Opportunity Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Opportunity Portfolio Class I	$1,000.00	$1,057.50	$1,018.65	$6.39	$6.27	1.25%
Global Opportunity Portfolio Class P	1,000.00	1,055.80	1,017.40	7.67	7.52	1.50
Global Opportunity Portfolio Class H	1,000.00	1,056.00	1,017.40	7.67	7.52	1.50
Global Opportunity Portfolio Class L	1,000.00	1,055.20	1,017.16	7.92	7.77	1.55

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and three-year periods and the period since May 2008, the Portolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that both the Portfolio's management fee and total expense ratio were lower than its peer group average. After discussion, the Board concluded that that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

Global Opportunity Portfolio

	Shares	Value (000)
Common Stocks (90.2%)
Australia (0.8%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	36,846	$—
Lynas Corp., Ltd. (a)	143,063	127
		127
Belgium (2.9%)
Anheuser-Busch InBev N.V.	5,759	448
Brazil (4.6%)
BM&F Bovespa SA	28,451	145
Brookfield Incorporacoes SA	88,359	146
CETIP SA - Mercados Organizados	33,166	414
		705
Canada (4.9%)
Brookfield Asset Management, Inc., Class A	13,170	436
Brookfield Infrastructure Partners LP	9,207	309
		745
China (17.4%)
Baidu, Inc. ADR (a)	5,650	650
China Merchants Holdings International Co., Ltd. (d)	99,084	303
Golden Eagle Retail Group Ltd. (d)	162,000	332
New Oriental Education & Technology Group, Inc. ADR (a)	26,295	644
Xueda Education Group ADR (a)	123,152	482
Youku.com, Inc. ADR (a)	11,057	240
		2,651
Denmark (3.8%)
DSV A/S	28,877	573
France (1.4%)
Pernod-Ricard SA	1,953	209
Hong Kong (2.3%)
Sun Art Retail Group Ltd.	312,500	343
India (4.4%)
Adani Ports and Special Economic Zone	155,731	339
MakeMyTrip Ltd. (a)	10,921	179
Nestle India Ltd.	1,842	150
		668
Italy (3.1%)
Prada SpA (d)	70,400	478
South Africa (1.8%)
Naspers Ltd., Class N	5,124	274
Switzerland (2.0%)
Kuehne & Nagel International AG (Registered)	1,529	162
Panalpina Welttransport Holding AG (Registered)	1,641	147
		309
United Kingdom (6.3%)
Burberry Group PLC	34,995	730
Diageo PLC ADR	2,147	221
		951

	Shares	Value (000)
United States (34.5%)
Amazon.com, Inc. (a)	3,688	$842
Apple, Inc. (a)	1,094	639
Facebook, Inc. (a)	19,316	601
Facebook, Inc., Class B (a)(b)(c)	13,204	377
Google, Inc., Class A (a)	1,282	744
Greenlight Capital Re Ltd., Class A (a)	15,424	392
Mastercard, Inc., Class A	751	323
Monsanto Co.	2,951	244
Priceline.com, Inc. (a)	435	289
Ultra Petroleum Corp. (a)	4,657	108
Visa, Inc., Class A	2,728	337
Wynn Resorts Ltd.	3,532	366
		5,262
Total Common Stocks (Cost $11,936)		13,743
Convertible Preferred Stocks (0.7%)
China (0.0%)
Youku.com, Inc., Class A (a)(b)(c)	9	—	@
United States (0.7%)
Better Place, Inc. (a)(b)(c)	31,331	104
Total Convertible Preferred Stocks (Cost $78)		104
Participation Notes (5.7%)
China (5.7%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21	9,050	341
UBS AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 2/25/13	14,080	531
Total Participation Notes (Cost $564)		872
Short-Term Investment (3.3%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $500)	499,924	500
Total Investments (99.9%) (Cost $13,078) (e)		15,219
Other Assets in Excess of Liabilities (0.1%)		20
Net Assets (100.0%)		$15,239

(a)  Non-income producing security.

(b)  At June 30, 2012, the Portfolio held fair valued securities valued at approximately $481,000, representing 3.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(c)  Security has been deemed illiquid at June 30, 2012.

(d)  Security trades on the Hong Kong exchange.

(e)  The approximate fair value and percentage of net assets, $4,615,000 and 30.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

@  Value is less than $500.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Global Opportunity Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	47.4%
Internet Software & Services	17.2
Beverages	11.5
Internet & Catalog Retail	8.6
Textiles, Apparel & Luxury Goods	7.9
Diversified Consumer Services	7.4
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Global Opportunity Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $12,578)	$14,719
Investment in Security of Affiliated Issuer, at Value (Cost $500)	500
Total Investments in Securities, at Value (Cost $13,078)	15,219
Foreign Currency, at Value (Cost $3)	3
Dividends Receivable	15
Due from Adviser	12
Receivable for Investments Sold	10
Tax Reclaim Receivable	4
Receivable from Affiliate	—	@
Other Assets	22
Total Assets	15,285
Liabilities:
Payable for Professional Fees	22
Payable for Custodian Fees	4
Payable for Transfer Agent Fees	3
Payable for Administration Fees	1
Payable for Sub Transfer Agency Fees	1
Payable for Directors' Fees and Expenses	1
Payable for Distribution and Shareholder Servicing Fees — Class P	—	@
Payable for Distribution and Shareholder Servicing Fees — Class H	1
Payable for Distribution and Shareholder Servicing Fees — Class L	—	@
Other Liabilities	13
Total Liabilities	46
Net Assets	$15,239
Net Assets Consist Of:
Paid-in-Capital	$12,529
Accumulated Net Investment Loss	(18)
Accumulated Net Realized Gain	587
Unrealized Appreciation (Depreciation) on:
Investments	2,141
Foreign Currency Translations	(—	@)
Net Assets	$15,239
CLASS I:
Net Assets	$10,228
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	942,799
Net Asset Value, Offering and Redemption Price Per Share	$10.85
CLASS P:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	937
Net Asset Value, Offering and Redemption Price Per Share	$10.78
CLASS H:
Net Assets	$4,433
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	412,416
Net Asset Value, Redemption Price Per Share	$10.75
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.54
Maximum Offering Price Per Share	$11.29
CLASS L:
Net Assets	$568
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	53,033
Net Asset Value, Offering and Redemption Price Per Share	$10.71

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Global Opportunity Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $6 of Foreign Taxes Withheld)	$83
Dividends from Security of Affiliated Issuer	— @
Total Investment Income	83
Expenses:
Advisory Fees (Note B)	69
Professional Fees	34
Registration Fees	32
Transfer Agency Fees (Note E)	21
Custodian Fees (Note F)	11
Shareholder Reporting Fees	6
Administration Fees (Note C)	6
Pricing Fees	3
Directors' Fees and Expenses	1
Sub Transfer Agency Fees	1
Distribution and Shareholder Servicing Fees — Class P (Note D)	— @
Distribution and Shareholder Servicing Fees — Class H (Note D)	6
Distribution and Shareholder Servicing Fees — Class L (Note D)	2
Other Expenses	5
Total Expenses	197
Waiver of Advisory Fees (Note B)	(69)
Distribution Fees — Class L Shares Waived (Note D)	(1)
Expenses Reimbursed by Adviser (Note B)	(25)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	102
Net Investment Loss	(19)
Realized Gain (Loss):
Investments Sold	736
Foreign Currency Transactions	(1)
Net Realized Gain	735
Change in Unrealized Appreciation (Depreciation):
Investments	69
Foreign Currency Translations	— @
Net Change in Unrealized Appreciation (Depreciation)	69
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	804
Net Increase in Net Assets Resulting from Operations	$785

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Global Opportunity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(19)	$2
Net Realized Gain	735	854
Net Change in Unrealized Appreciation (Depreciation)	69	(1,351)
Net Increase (Decrease) in Net Assets Resulting from Operations	785	(495)
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(570)
Class P:
Net Realized Gain	—	(1)
Class H:
Net Realized Gain	—	(341)
Class L:
Net Realized Gain	—	(37)
Total Distributions	—	(949)
Capital Share Transactions:(1)
Class I:
Subscribed	1,611	3,743
Distributions Reinvested	—	215
Redeemed	(244)	(121)
Class H:
Subscribed	41	251
Distributions Reinvested	—	333
Redeemed	(599)	(1,114)
Class L:
Subscribed	107	120
Distributions Reinvested	—	29
Redeemed	(73)	(255)
Net Increase in Net Assets Resulting from Capital Share Transactions	843	3,201
Redemption Fees	—	1
Total Increase in Net Assets	1,628	1,758
Net Assets:
Beginning of Period	13,611	11,853
End of Period (Including Accumulated Net Investment loss and Accumulated Net Investment Income of $(18) and $1)	$15,239	$13,611
(1) Capital Share Transactions:
Class I:
Shares Subscribed	147	345
Shares Issued on Distributions Reinvested	—	21
Shares Redeemed	(21)	(11)
Net Increase in Class I Shares Outstanding	126	355
Class H:
Shares Subscribed	4	22
Shares Issued on Distributions Reinvested	—	32
Shares Redeemed	(55)	(95)
Net Decrease in Class H Shares Outstanding	(51)	(41)
Class L:
Shares Subscribed	10	10
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(7)	(22)
Net Increase (Decrease) in Class L Shares Outstanding	3	(9)

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Global Opportunity Portfolio

	Class I**
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011		Period from April 1, 2010 to December 31, 2010		Year Ended March 31, 2010	Period from May 30, 2008^ to March 31, 2009
Net Asset Value, Beginning of Period	$10.26		$11.58		$9.53		$5.08	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.01)		0.02		(0.00	)‡	0.01	(0.02)
Net Realized and Unrealized Gain (Loss)	0.60		(0.57)		2.05		4.47	(4.90)
Total from Investment Operations	0.59		(0.55)		2.05		4.48	(4.92)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.03)	—
Net Realized Gain	—		(0.77)		—		—	—
Total Distributions	—		(0.77)		—		(0.03)	—
Redemption Fees	—		0.00	‡	—		—	—
Net Asset Value, End of Period	$10.85		$10.26		$11.58		$9.53	$5.08
Total Return++	5.75	%#	(4.90)%		21.51	%#	88.32%	(49.20	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$10.2		$8.4		$5.4		$5.6	$2.3
Ratio of Expenses to Average Net Assets (1)	1.25	%+††*	1.25	%+††	1.25	%+††*	1.25%	1.25	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.07	%+††*	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.16	)%+††*	0.13	%+††	(0.01	)%+††*	0.09%	(0.34	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.01	%††*	N/A	N/A
Portfolio Turnover Rate	23	%#	39%		19	%#	17%	32	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.48	%††*	2.92	%††	2.77	%+††*	4.51%	12.66	%*
Net Investment Loss to Average Net Assets	(1.39	)%††*	(1.54	)%††	(1.53	)%+††*	(3.17)%	(11.75	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Global Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class I shares for the period ended December 31, 2010 and prior years reflect the historical per share data of Class I shares of the Predecessor Fund.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Global Opportunity Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011		Period from May 21, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.21		$11.56		$8.62
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.02)		(0.01)		(0.06)
Net Realized and Unrealized Gain (Loss)	0.59		(0.57)		3.00
Total from Investment Operations	0.57		(0.58)		2.94
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.77)		—
Redemption Fees	—		0.00	‡	—
Net Asset Value, End of Period	$10.78		$10.21		$11.56
Total Return++	5.58	%#	(5.16)%		34.11	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10		$11
Ratio of Expenses to Average Net Assets (1)	1.50	%+††*	1.50	%+††	1.53	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		0.87	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.41	)%+††*	(0.12	)%+††	(0.89	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.01	%*
Portfolio Turnover Rate	23	%#	39%		19	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.73	%††*	3.17	%††	4.52	%+*
Net Investment Loss to Average Net Assets	(1.64	)%††*	(1.79	)%††	(3.88	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Global Opportunity Portfolio

	Class H**
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011		Period from April 1, 2010 to December 31, 2010		Year Ended March 31, 2010	Period from May 30, 2008^ to March 31, 2009
Net Asset Value, Beginning of Period	$10.18		$11.53		$9.50		$5.07	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.02)		(0.01)		(0.01)		(0.03)	(0.03)
Net Realized and Unrealized Gain (Loss)	0.59		(0.57)		2.04		4.49	(4.90)
Total from Investment Operations	0.57		(0.58)		2.03		4.46	(4.93)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.03)	—
Net Realized Gain	—		(0.77)		—		—	—
Total Distributions	—		(0.77)		—		(0.03)	—
Redemption Fees	—		0.00	‡	—		—	—
Net Asset Value, End of Period	$10.75		$10.18		$11.53		$9.50	$5.07
Total Return++	5.60	%#	(5.18)%		21.37	%#	87.93%	(49.30	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$4.4		$4.7		$5.8		$7.1	$0.4
Ratio of Expenses to Average Net Assets (1)	1.50	%+††*	1.50	%+††	1.51	%+††*	1.50%	1.50	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.33	%+††*	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets (1)	(0.41	)%+††*	(0.12	)%+††	(0.21	)%+††*	(0.36)%	(0.57	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.01	%††*	N/A	N/A
Portfolio Turnover Rate	23	%#	39%		19	%#	17%	32	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	2.73	%††*	3.17	%††	3.03	%+††*	4.76%	13.43	%*
Net Investment Loss to Average Net Assets	(1.64	)%††*	(1.79	)%††	(1.79	)%+††*	(3.62)%	(12.50	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Global Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class H shares for the period ended December 31, 2010 and prior years reflect the historical per share data of Class A shares of the Predecessor Fund.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Global Opportunity Portfolio

	Class L**
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011		Period from April 1, 2010 to December 31, 2010		Year Ended March 31, 2010	Period from May 30, 2008^ to March 31, 2009
Net Asset Value, Beginning of Period	$10.15		$11.50		$9.48		$5.08	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.02)		(0.02)		(0.04)		(0.09)	(0.02)
Net Realized and Unrealized Gain (Loss)	0.58		(0.56)		2.06		4.51	(4.90)
Total from Investment Operations	0.56		(0.58)		2.02		4.42	(4.92)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.02)	—
Net Realized Gain	—		(0.77)		—		—	—
Total Distributions	—		(0.77)		—		(0.02)	—
Redemption Fees	—		0.00	‡	—		—	—
Net Asset Value, End of Period	$10.71		$10.15		$11.50		$9.48	$5.08
Total Return++	5.52	%#	(5.19)%		21.31	%#	87.08%	(49.20	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$0.6		$0.5		$0.7		$1.4	$0.1
Ratio of Expenses Average Net Assets (1)	1.55	%+††*	1.55	%+††	2.09	%+††*	2.11%	1.31	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.91	%+††*	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets (1)	(0.46	)%+††*	(0.17	)%+††	(0.85	)%+††*	(1.03)%	(0.39	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.01	%††*	N/A	N/A
Portfolio Turnover Rate	23	%#	39%		19	%#	17%	32	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.23	%††*	3.67	%††	3.61	%+††*	5.37%	12.85	%*
Net Investment Loss to Average Net Assets	(2.14	)%††*	(2.29	)%††	(2.37	)%+††*	(4.29)%	(11.93	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Global Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class L shares for the period ended December 31, 2010 and prior years reflect the historical per share data of Class C shares of the Predecessor Fund.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Opportunity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in established and emerging franchise companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$147	$—		$147
Beverages	221	657	—		878
Capital Markets	414	—	—		414
Chemicals	244	—	—		244
Computers & Peripherals	639	—	—		639
Diversified Consumer Services	1,126	—	—		1,126
Diversified Financial Services	145	—	—		145
Electric Utilities	309	—	—		309
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Food & Staples Retailing	$—	$343	$—	†	$343
Food Products	—	150	—		150
Hotels, Restaurants & Leisure	366	—	—		366
Household Durables	146	—	—		146
Information Technology Services	660	—	—		660
Insurance	392	—	—		392
Internet & Catalog Retail	1,310	—	—		1,310
Internet Software & Services	2,235	—	377		2,612
Marine	—	162	—		162
Media	—	274	—		274
Metals & Mining	—	127	—		127
Multiline Retail	—	332	—		332
Oil, Gas & Consumable Fuels	108	—	—		108
Real Estate Management & Development	436	—	—		436
Road & Rail	—	573	—		573
Textiles, Apparel & Luxury Goods	—	1,208	—		1,208
Transportation Infrastructure	—	642	—		642
Total Common Stocks	8,751	4,615	377	†	13,743
Convertible Preferred Stocks	—	—	104		104
Participation Notes	—	872	—		872
Short-Term Investment — Investment Company	500	—	—		500
Total Assets	$9,251	$5,487	$481		$15,219

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $3,462,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Convertible Preferred Stocks (000)
Beginning Balance	$—	†	$142
Purchases	403		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Change in unrealized appreciation (depreciation)	(26)		(38)
Realized gains (losses)	—		—
Ending Balance	$377	†	$104
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2012	$(26)		$(38)

†  Includes one or more securities which are valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2012.

	Fair Value at June 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Common Stocks
Internet Software & Services	$377	Adjusted Stock Price	Discount for Illiquidity	8.3%		8.3%		8.3%		Decrease
Convertible Preferred Stocks
Alternative Energy	$104	Market Transaction	Purchase Price of Preferred	—		—		—		—
		Discounted cash flow	Weighted average cost of capital	22.5%		27.5%		24.2%		Decrease
			Perpetual growth rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	2.6	x	3.4	x	3.1	x	Increase
			Discount for lack of marketability	15%		15%		15%		Decrease

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement,

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

paid quarterly, at the annual rate based on the average daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.90%	0.85%	0.80%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.25% for Class I shares, 1.50% for Class P shares, 1.50% for Class H shares and 1.55% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $94,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year the 12b-1 fees on Class L shares of the Portfolio to the extent it exceeds 0.30% of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2012, this waiver amounted to approximately $1,000.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $4,047,000 and $3,447,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2012 (000)
$288	$3,125	$2,913	$—	@	$500

@ Amount is less than $500.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

During the six months ended June 30, 2012, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$211	$738	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$37	$1	$(38)

At December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-term Capital Gain (000)
$—	$44

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,899,000 and the aggregate gross unrealized depreciation is approximately $758,000 resulting in net unrealized appreciation of approximately $2,141,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2011, the Portfolio deferred to January 1, 2012 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses (000)	Capital Losses (000)
$—	$114

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 51.2% and 37.3%, for Class I and Class L shares, respectively.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11,

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548 - 7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFIGOSAN
IU12-01708P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Select Global Infrastructure Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	15

U.S. Privacy Policy	20

Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Select Global Infrastructure Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

Select Global Infrastructure Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Select Global Infrastructure Portfolio Class I	$1,000.00	$1,071.30	$1,019.14	$5.92	$5.77	1.15%
Select Global Infrastructure Portfolio Class P	1,000.00	1,069.60	1,017.90	7.20	7.02	1.40
Select Global Infrastructure Portfolio Class H	1,000.00	1,069.60	1,017.90	7.20	7.02	1.40
Select Global Infrastructure Portfolio Class L	1,000.00	1,067.00	1,015.42	9.76	9.52	1.90

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-year period and the period since September 2010, the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that both the Portfolio's management fee and total expense ratio were lower than its peer group average. After discussion, the Board concluded that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

Select Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (97.1%)
Australia (4.9%)
APA Group (Stapled Securities) (a)(b)	17,300	$89
Australian Infrastructure Fund (Stapled Securities) (a)(b)	6,300	15
DUET Group (Stapled Securities) (a)(b)	46,260	87
Macquarie Atlas Roads Group (Stapled Securities) (a)(c)	13,534	21
Spark Infrastructure Group	44,614	70
Sydney Airport (Stapled Securities) (a)	52,900	158
Transurban Group (Stapled Securities) (a)	47,800	279
		719
Brazil (0.8%)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,526	116
Canada (11.0%)
Enbridge, Inc.	15,629	624
Keyera Corp.	853	35
TransCanada Corp.	22,730	953
		1,612
China (13.1%)
Beijing Enterprises Holdings Ltd. (d)	151,000	911
China Gas Holdings Ltd. (d)	978,000	489
China Merchants Holdings International Co., Ltd. (d)	30,601	94
ENN Energy Holdings Ltd. (d)	48,000	169
Jiangsu Expressway Co., Ltd. H Shares (d)	174,000	163
Sichuan Expressway Co., Ltd. H Shares (d)	252,000	85
		1,911
France (3.6%)
Eutelsat Communications SA	3,911	120
SES SA	17,287	409
		529
Italy (5.1%)
Atlantia SpA	10,234	131
Snam SpA	45,099	201
Societa Iniziative Autostradali e Servizi SpA	32,746	231
Terna Rete Elettrica Nazionale SpA	48,700	175
		738
Japan (1.0%)
Tokyo Gas Co., Ltd.	29,000	148
Netherlands (0.8%)
Koninklijke Vopak N.V.	1,792	115
Spain (1.3%)
Abertis Infraestructuras SA	4,936	67
Enagas SA	3,020	55
Ferrovial SA	5,990	68
		190
Switzerland (1.2%)
Flughafen Zuerich AG (Registered)	496	174

	Shares	Value (000)
United Kingdom (10.9%)
National Grid PLC	114,094	$1,208
Severn Trent PLC	8,000	207
United Utilities Group PLC	16,900	179
		1,594
United States (43.4%)
AGL Resources, Inc.	1,990	77
American Tower Corp. REIT	12,160	850
American Water Works Co., Inc.	6,270	215
Atmos Energy Corp.	4,790	168
CenterPoint Energy, Inc.	11,220	232
Crown Castle International Corp. (c)	6,810	399
Enbridge Energy Management LLC (c)	12,357	395
ITC Holdings Corp.	3,960	273
Kinder Morgan Management LLC (c)	2,173	160
Kinder Morgan, Inc.	2,470	80
New Jersey Resources Corp.	3,600	157
NiSource, Inc.	8,360	207
Northeast Utilities	13,590	527
Oneok, Inc.	5,340	226
Pepco Holdings, Inc.	3,270	64
PG&E Corp.	8,240	373
SBA Communications Corp., Class A (c)	9,200	525
Sempra Energy	7,810	538
Spectra Energy Corp.	17,740	515
WGL Holdings, Inc.	1,520	60
Williams Cos., Inc. (The)	10,430	301
		6,342
Total Common Stocks (Cost $12,244)		14,188
Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Fund — Treasury Portfolio — Institutional Class (See Note G) (Cost $291)	290,979	291
Total Investments (99.1%) (Cost $12,535) (e)		14,479
Other Assets in Excess of Liabilities (0.9%)		133
Net Assets (100.0%)		$14,612

(a)  Comprised of securities in separate entities that are traded as a single stapled security.

(b)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(c)  Non-income producing security.

(d)  Security trades on the Hong Kong exchange.

(e)  The approximate fair value and percentage of net assets, $6,118,000 and 41.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Select Global Infrastructure Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	49.2%
Transmission & Distribution	16.0
Communications	15.9
Other*	12.7
Toll Roads	6.2
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Select Global Infrastructure Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $12,244)	$14,188
Investment in Security of Affiliated Issuer, at Value (Cost $291)	291
Total Investments in Securities, at Value (Cost $12,535)	14,479
Foreign Currency, at Value (Cost $40)	40
Dividends Receivable	126
Receivable for Investments Sold	52
Tax Reclaim Receivable	2
Receivable from Affiliate	—	@
Other Assets	6
Total Assets	14,705
Liabilities:
Payable for Investments Purchased	40
Payable for Professional Fees	29
Payable for Custodian Fees	8
Payable for Advisory Fees	6
Payable for Transfer Agent Fees	1
Payable for Administration Fees	1
Payable for Distribution and Shareholder Servicing Fees — Class P	—	@
Payable for Distribution and Shareholder Servicing Fees — Class H	—	@
Payable for Distribution and Shareholder Servicing Fees — Class L	—	@
Other Liabilities	8
Total Liabilities	93
Net Assets	$14,612
Net Assets Consist of:
Paid-in-Capital	$12,213
Undistributed Net Investment Income	190
Accumulated Net Realized Gain	264
Unrealized Appreciation (Depreciation) on:
Investments	1,944
Foreign Currency Translations	1
Net Assets	$14,612
CLASS I:
Net Assets	$14,243
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	1,156,792
Net Asset Value, Offering and Redemption Price Per Share	$12.31
CLASS P:
Net Assets	$123
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$12.30
CLASS H:
Net Assets	$123
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Redemption Price Per Share	$12.30
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.61
Maximum Offering Price Per Share	$12.91
CLASS L:
Net Assets	$123
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$12.26

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Select Global Infrastructure Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $21 of Foreign Taxes Withheld)	$268
Dividends from Security of Affiliated Issuer	—	@
Total Investment Income	268
Expenses:
Advisory Fees (Note B)	58
Professional Fees	37
Registration Fees	28
Custodian Fees (Note F)	20
Transfer Agency Fees (Note E)	6
Administration Fees (Note C)	5
Pricing Fees	4
Shareholder Reporting Fees	2
Directors' Fees and Expenses	1
Distribution and Shareholder Servicing Fees — Class P (Note D)	—	@
Distribution and Shareholder Servicing Fees — Class H (Note D)	—	@
Distribution and Shareholder Servicing Fees — Class L (Note D)	—	@
Other Expenses	5
Total Expenses	166
Waiver of Advisory Fees (Note B)	(58)
Expenses Reimbursed by Adviser (Note B)	(30)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	78
Net Investment Income	190
Realized Gain:
Investments Sold	238
Foreign Currency Transactions	1
Net Realized Gain	239
Change in Unrealized Appreciation (Depreciation):
Investments	477
Foreign Currency Translations	1
Net Change in Unrealized Appreciation (Depreciation)	478
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	717
Net Increase in Net Assets Resulting from Operations	$907

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Select Global Infrastructure Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$190	$246
Net Realized Gain	239	369
Net Change in Unrealized Appreciation (Depreciation)	478	1,091
Net Increase in Net Assets Resulting from Operations	907	1,706
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(240)
Net Realized Gain	—	(358)
Class P:
Net Investment Income	—	(2)
Net Realized Gain	—	(3)
Class H:
Net Investment Income	—	(2)
Net Realized Gain	—	(3)
Class L:
Net Investment Income	—	(1)
Net Realized Gain	—	(3)
Total Distributions	—	(612)
Capital Share Transactions:(1)
Class I:
Subscribed	1,433	1,469
Distributions Reinvested	—	65
Redeemed	(662)	(92)
Net Increase in Net Assets Resulting from Capital Share Transactions	771	1,442
Total Increase in Net Assets	1,678	2,536
Net Assets:
Beginning of Period	12,934	10,398
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $190 and (—@))	$14,612	$12,934
(1) Capital Share Transactions:
Class I:
Shares Subscribed	120	127
Shares Issued on Distributions Reinvested	—	6
Shares Redeemed	(58)	(8)
Net Increase in Class I Shares Outstanding	62	125

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Select Global Infrastructure Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from September 20, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$11.50		$10.40	$10.00
Income from Investment Operations:
Net Investment Income†	0.17		0.23	0.08
Net Realized and Unrealized Gain	0.64		1.42	0.40
Total from Investment Operations	0.81		1.65	0.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)	(0.08)
Net Realized Gain	—		(0.33)	—
Total Distributions	—		(0.55)	(0.08)
Net Asset Value, End of Period	$12.31		$11.50	$10.40
Total Return++	7.13	%#	15.95%	4.94	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$14,243		$12,589	$10,086
Ratio of Expenses to Average Net Assets (1)	1.15	%+*	1.15%+	1.14	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.81	%+*	2.09%+	2.71	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01	%*
Portfolio Turnover Rate	19	%#	51%	6	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.45	%*	2.93%	3.61	%+*
Net Investment Income to Average Net Assets	1.51	%*	0.31%	0.24	%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Select Global Infrastructure Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from September 20, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$11.50		$10.40	$10.00
Income from Investment Operations:
Net Investment Income†	0.15		0.21	0.07
Net Realized and Unrealized Gain	0.65		1.41	0.41
Total from Investment Operations	0.80		1.62	0.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)	(0.08)
Net Realized Gain	—		(0.33)	—
Total Distributions	—		(0.52)	(0.08)
Net Asset Value, End of Period	$12.30		$11.50	$10.40
Total Return++	6.96	%#	15.67%	4.86	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$123		$115	$104
Ratio of Expenses to Average Net Assets (1)	1.40	%+*	1.40%+	1.39	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.56	%+*	1.84%+	2.46	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01	%*
Portfolio Turnover Rate	19	%#	51%	6	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.70	%*	3.18%	3.86	%+*
Net Investment Income (Loss) to Average Net Assets	1.26	%*	0.06%	(0.01	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Select Global Infrastructure Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from September 20, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$11.50		$10.40	$10.00
Income from Investment Operations:
Net Investment Income†	0.15		0.21	0.07
Net Realized and Unrealized Gain	0.65		1.41	0.41
Total from Investment Operations	0.80		1.62	0.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)	(0.08)
Net Realized Gain	—		(0.33)	—
Total Distributions	—		(0.52)	(0.08)
Net Asset Value, End of Period	$12.30		$11.50	$10.40
Total Return++	6.96	%#	15.67%	4.86	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$123		$115	$104
Ratio of Expenses to Average Net Assets (1)	1.40	%+*	1.40%+	1.39	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.56	%+*	1.84%+	2.46	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01	%*
Portfolio Turnover Rate	19	%#	51%	6	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expense to Average Net Assets	2.70	%*	3.18%	3.86	%+*
Net Investment Income (Loss) to Average Net Assets	1.26	%*	0.06%	(0.01	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Select Global Infrastructure Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from September 20, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$11.50		$10.40	$10.00
Income from Investment Operations:
Net Investment Income†	0.12		0.15	0.06
Net Realized and Unrealized Gain	0.64		1.42	0.40
Total from Investment Operations	0.76		1.57	0.46
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)	(0.06)
Net Realized Gain	—		(0.33)	—
Total Distributions	—		(0.47)	(0.06)
Net Asset Value, End of Period	$12.26		$11.50	$10.40
Total Return++	6.70	%#	15.12%	4.72	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$123		$115	$104
Ratio of Expenses Average Net Assets (1)	1.90	%+*	1.90%+	1.89	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.06	%+*	1.34%+	1.96	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01	%*
Portfolio Turnover Rate	19	%#	51%	6	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.20	%*	3.68%	4.36	%+*
Net Investment Income (Loss) to Average Net Assets	0.76	%*	(0.44)%	(0.51	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Select Global Infrastructure Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek to provide both capital appreciation and income by investing primarily in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. Using internal proprietary research, the Adviser seeks to identify public infrastructure companies that are believed to offer the best value relative to their underlying assets and growth prospects. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$—	$347	$—	$347
Communications	1,774	529	—	2,303
Diversified	232	155	—	387
Oil & Gas Storage & Transportation	4,869	2,262	—	7,131
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Ports	$—	$94	$—	$94
Toll Roads	—	892	—	892
Transmission & Distribution	864	1,453	—	2,317
Water	331	386	—	717
Total Common Stocks	8,070	6,118	—	14,188
Short-Term Investment — Investment Company	291	—	—	291
Total Assets	$8,361	$6,118	$—	$14,479

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $5,939,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

  –  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

  –  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations,

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.15% for Class I shares, 1.40% for Class P shares, 1.40% for Class H shares and 1.90% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $88,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $3,565,000 and $2,584,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2012 (000)
$361	$3,954	$4,024	$—	@	$291

@ Amount is less than $500.

During the six months ended June 30, 2012, the Portfolio incurred less than $500 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Sub-Advisers, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$612	$—	$82	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Distributions in Excess of Net Investment Income (000)			Accumulated Net Realized Gain (000)		Paid-in Capital (000)
$	(—	@)	$—	@	$—

@ Amount is less than $500.

At December 31, 2011, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$91

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,144,000 and the aggregate gross unrealized depreciation is approximately $200,000 resulting in net unrealized appreciation of approximately $1,944,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2011, the Portfolio deferred to January 1, 2012 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses	Capital Losses
$—	$2

I. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square 049481 Singapore

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

23

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFISGISAN
IU12-0163P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Global Advantage Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	14

U.S. Privacy Policy	20

Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholders:

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Advantage Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

Global Advantage Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Advantage Portfolio Class I	$1,000.00	$1,118.40	$1,018.45	$6.79	$6.47	1.29%
Global Advantage Portfolio Class P	1,000.00	1,117.40	1,017.21	8.11	7.72	1.54
Global Advantage Portfolio Class H	1,000.00	1,117.40	1,017.21	8.11	7.72	1.54
Global Advantage Portfolio Class L	1,000.00	1,114.50	1,014.72	10.73	10.22	2.04

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-year period and the period since the end of December 2010, the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that both the Portfolio's management fee and total expense ratio were lower than its peer group average. After discussion, the Board concluded that that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

Global Advantage Portfolio

	Shares	Value (000)
Common Stocks (94.8%)
Australia (1.5%)
QR National Ltd.	11,146	$39
Brazil (2.7%)
LLX Logistica SA (a)	15,023	17
Natura Cosmeticos SA	1,684	39
OGX Petroleo e Gas Participacoes SA (a)	4,918	13
		69
Canada (8.9%)
Aimia, Inc.	2,864	38
Brookfield Asset Management, Inc., Class A	2,850	95
Fairfax Financial Holdings Ltd.	141	56
Whistler Blackcomb Holdings, Inc.	3,452	37
		226
China (1.5%)
China Merchants Holdings International Co., Ltd. (b)	12,482	38
Denmark (0.4%)
Pandora A/S	1,213	11
France (7.6%)
Christian Dior SA	290	40
Edenred	3,944	112
Remy Cointreau SA	373	41
		193
Greece (0.9%)
Jumbo SA (a)	6,008	23
Hong Kong (4.3%)
L'Occitane International SA	30,000	83
Sun Art Retail Group Ltd.	24,500	27
		110
Netherlands (2.5%)
DE Master Blenders 1753 N.V. (a)	5,526	62
Singapore (2.4%)
Jardine Matheson Holdings Ltd.	1,221	60
South Africa (2.4%)
Naspers Ltd., Class N	1,131	61
Switzerland (5.3%)
Nestle SA ADR	1,547	92
Schindler Holding AG	366	41
		133
United Kingdom (10.5%)
Burberry Group PLC	3,570	74
Diageo PLC ADR	765	79
Intertek Group PLC	2,678	113
		266
United States (43.9%)
Amazon.com, Inc. (a)	583	133
Anheuser-Busch InBev N.V. ADR	1,464	117
Apple, Inc. (a)	255	149
Covanta Holding Corp.	2,555	44
eBay, Inc. (a)	936	39

	Shares	Value (000)
Facebook, Inc. (a)	1,127	$35
Facebook, Inc., Class B (a)(c)(d)	3,339	95
Google, Inc., Class A (a)	188	109
Hillshire Brands Co.	1,105	32
Li & Fung Ltd. (b)	28,000	54
Mead Johnson Nutrition Co.	458	37
Motorola Solutions, Inc.	1,332	64
PepsiCo, Inc.	532	38
Philip Morris International, Inc.	587	51
Progressive Corp. (The)	3,041	64
Weight Watchers International, Inc. (a)	1,031	53
		1,114
Total Common Stocks (Cost $2,268)		2,405
Short-Term Investment (3.6%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $92)	91,962	92
Total Investments (98.4%) (Cost $2,360) (e)		2,497
Other Assets in Excess of Liabilities (1.6%)		41
Net Assets (100.0%)		$2,538

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Security has been deemed illiquid at June 30, 2012.

(d)  At June 30, 2012, the Portfolio held fair valued securities valued at approximately $95,000, representing 3.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(e)  The approximate fair value and percentage of net assets, $817,000 and 32.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	46.4%
Beverages	13.5
Internet Software & Services	11.1
Food Products	6.5
Commercial Services & Supplies	6.2
Computers & Peripherals	6.0
Internet & Catalog Retail	5.3
Textiles, Apparel & Luxury Goods	5.0
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Global Advantage Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $2,268)	$2,405
Investment in Security of Affiliated Issuer, at Value (Cost $92)	92
Total Investments in Securities, at Value (Cost $2,360)	2,497
Foreign Currency, at Value (Cost $—@)	—	@
Cash	17
Due from Adviser	22
Receivable for Investments Sold	5
Dividends Receivable	3
Tax Reclaim Receivable	2
Receivable from Affiliate	—	@
Other Assets	19
Total Assets	2,565
Liabilities:
Payable for Professional Fees	22
Payable for Custodian Fees	1
Payable for Transfer Agent Fees	1
Payable for Investments Purchased	—	@
Payable for Administration Fees	—	@
Payable for Distribution and Shareholder Servicing Fees — Class P	—	@
Payable for Distribution and Shareholder Servicing Fees — Class H	—	@
Payable for Distribution and Shareholder Servicing Fees — Class L	—	@
Other Liabilities	3
Total Liabilities	27
Net Assets	$2,538
Net Assets Consist Of:
Paid-in-Capital	$2,244
Undistributed Net Investment Income	17
Accumulated Net Realized Gain	140
Unrealized Appreciation (Depreciation) on:
Investments	137
Foreign Currency Translations	(—	@)
Net Assets	$2,538
CLASS I:
Net Assets	$1,266
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	113,480
Net Asset Value, Offering and Redemption Price Per Share	$11.15
CLASS P:
Net Assets	$111
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$11.14
CLASS H:
Net Assets	$1,050
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	94,299
Net Asset Value, Redemption Price Per Share	$11.14
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.56
Maximum Offering Price Per Share	$11.70
CLASS L:
Net Assets	$111
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$11.10

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Global Advantage Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2 of Foreign Taxes Withheld)	$43
Dividends from Security of Affiliated Issuer	—	@
Total Investment Income	43
Expenses:
Professional Fees	28
Advisory Fees (Note B)	12
Registration Fees	12
Transfer Agency Fees (Note E)	6
Custodian Fees (Note F)	5
Pricing Fees	3
Shareholder Reporting Fees	2
Administration Fees (Note C)	1
Directors' Fees and Expenses	1
Distribution and Shareholder Servicing Fees — Class P (Note D)	—	@
Distribution and Shareholder Servicing Fees — Class H (Note D)	1
Distribution and Shareholder Servicing Fees — Class L (Note D)	—	@
Sub Transfer Agency Fees	—	@
Other Expenses	5
Total Expenses	76
Waiver of Advisory Fees (Note B)	(12)
Expenses Reimbursed by Adviser (Note B)	(46)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	18
Net Investment Income	25
Realized Gain (Loss):
Investments Sold	141
Foreign Currency Transactions	(1)
Net Realized Gain	140
Change in Unrealized Appreciation (Depreciation):
Investments	119
Foreign Currency Transactions	—	@
Net Change in Unrealized Appreciation (Depreciation)	119
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	259
Net Increase in Net Assets Resulting from Operations	$284

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Global Advantage Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$25	$9
Net Realized Gain (Loss)	140	(1)
Net Change in Unrealized Appreciation (Depreciation)	119	17
Net Increase in Net Assets Resulting from Operations	284	25
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(11)
Class P:
Net Investment Income	—	(1)
Class H:
Net Investment Income	—	(4)
Class L:
Net Investment Income	—	(— @)
Total Distributions	—	(16)
Capital Share Transactions:(1)
Class I:
Subscribed	264	940
Distributions Reinvested	—	6
Redeemed	(758)	(61)
Class H:
Subscribed	50	700
Distributions Reinvested	—	3
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(444)	1,588
Total Increase (Decrease) in Net Assets	(160)	1,597
Net Assets:
Beginning of Period	2,698	1,101
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $17 and $(8))	$2,538	$2,698
(1) Capital Share Transactions:
Class I:
Shares Subscribed	23	96
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(71)	(6)
Net Increase (Decrease) in Class I Shares Outstanding	(48)	91
Class H:
Shares Subscribed	4	70
Shares Issued on Distributions Reinvested	—	— @@
Net Increase in Class H Shares Outstanding	4	70

@  Amount is less than $500.

@@  Shares are less than 500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Global Advantage Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$9.97		$10.01	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.11		0.06	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	1.07		(0.03)	0.01
Total from Investment Operations	1.18		0.03	0.01
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)	—
Net Asset Value, End of Period	$11.15		$9.97	$10.01
Total Return++	11.84	%#	0.34%	0.10	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$1,266		$1,603	$701
Ratio of Expenses to Average Net Assets (1)	1.29	%+*	1.30%+	1.30	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.09	%+*	0.57%+	(1.10	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	N/A
Portfolio Turnover Rate	40	%#	42%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.74	%*	7.31%	245.42	%*
Net Investment Loss to Average Net Assets	(2.36	)%*	(5.44)%	(245.22	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Global Advantage Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$9.97		$10.01	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.10		0.03	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	1.07		(0.02)	0.01
Total from Investment Operations	1.17		0.01	0.01
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)	—
Net Asset Value, End of Period	$11.14		$9.97	$10.01
Total Return++	11.74	%#	0.07%	0.10	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$111		$100	$100
Ratio of Expenses to Average Net Assets (1)	1.54	%+*	1.55%+	1.55	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.84	%+*	0.32%+	(1.35	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	N/A
Portfolio Turnover Rate	40	%#	42%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.99	%*	7.56%	245.67	%*
Net Investment Loss to Average Net Assets	(2.61	)%*	(5.69)%	(245.47	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Global Advantage Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$9.97		$10.01	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.10		0.03	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	1.07		(0.02)	0.01
Total from Investment Operations	1.17		0.01	0.01
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)	—
Net Asset Value, End of Period	$11.14		$9.97	$10.01
Total Return++	11.74	%#	0.08%	0.10	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$1,050		$895	$200
Ratio of Expenses to Average Net Assets (1)	1.54	%+*	1.55%+	1.55	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.84	%+*	0.32%+	(1.35	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	N/A
Portfolio Turnover Rate	40	%#	42%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expense to Average Net Assets	5.99	%*	7.56%	245.67	%*
Net Investment Loss to Average Net Assets	(2.61	)%*	(5.69)%	(245.47	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Global Advantage Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$9.96		$10.01	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.07		(0.02)	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	1.07		(0.02)	0.01
Total from Investment Operations	1.14		(0.04)	0.01
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)	—
Net Asset Value, End of Period	$11.10		$9.96	$10.01
Total Return++	11.45	%#	(0.44)%	0.10	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$111		$100	$100
Ratio of Expenses Average Net Assets (1)	2.04	%+*	2.05%+	2.05	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.34	%+*	(0.18)%+	(1.85	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	N/A
Portfolio Turnover Rate	40	%#	42%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	6.49	%*	8.06%	246.17	%*
Net Investment Loss to Average Net Assets	(3.11	)%*	(6.19)%	(245.97	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Advantage Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in established companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

  Under procedures approved by the Directors, the Fund's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

  The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

  Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$296	$41	$—	$337
Commercial Services & Supplies	44	112	—	156
Communications Equipment	64	—	—	64
Computers & Peripherals	149	—	—	149
Distributors	—	54	—	54
Diversified Consumer Services	53	—	—	53
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Food & Staples Retailing	$—	$27	$—	$27
Food Products	161	—	—	161
Hotels, Restaurants & Leisure	37	—	—	37
Industrial Conglomerates	—	60	—	60
Insurance	120	—	—	120
Internet & Catalog Retail	133	—	—	133
Internet Software & Services	183	—	95	278
Machinery	—	41	—	41
Media	38	61	—	99
Oil, Gas & Consumable Fuels	13	—	—	13
Personal Products	39	—	—	39
Professional Services	—	113	—	113
Real Estate Management & Development	95	—	—	95
Road & Rail	—	39	—	39
Specialty Retail	—	106	—	106
Textiles, Apparel & Luxury Goods	—	125	—	125
Tobacco	51	—	—	51
Transportation Infrastructure	17	38	—	55
Total Common Stocks	1,493	817	95	2,405
Short-Term Investment — Investment Company	92	—	—	92
Total Assets	$1,585	$817	$95	$2,497

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $682,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$—
Purchases	102
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	(7)
Realized gains (losses)	—
Ending Balance	$95
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2012	$(7)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2012.

	Fair Value at June 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stock
Internet Software & Services	$95	Adjusted Stock Price	Discount for Illiquidity	8.3%	8.3%	8.3%	Decrease

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 Billion	Over $1 Billion
0.90%	0.85%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.30% for Class I shares, 1.55% for Class P shares, 1.55% for Class H shares and 2.05% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $58,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $990,000 and $1,406,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2012 (000)
$101	$894	$903	$—	@	$92

@ Amount is less than $500.

During the six months ended June 30, 2012, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2012, the Portfolio incurred less than $500 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Distributor and Administrator under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$16	$—	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$(1)	$1	$—

At December 31, 2011, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $278,000 and the aggregate gross unrealized depreciation is approximately $141,000 resulting in net unrealized appreciation of approximately $137,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2011, the Portfolio had available for Federal income tax purposes unused short-term capital losses of approximately $1,000 that will not expire.

To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2011, the Portfolio deferred to January 1, 2012 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses (000)	Capital Losses (000)
$5	$—

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 21.4% for Class H shares.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

23

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INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Global Discovery Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	14

U.S. Privacy Policy	21

Director and Officer Information	24

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Discovery Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

Global Discovery Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Discovery Portfolio Class I	$1,000.00	$1,080.50	$1,018.15	$6.98	$6.77	1.35%
Global Discovery Portfolio Class P	1,000.00	1,079.40	1,016.91	8.27	8.02	1.60
Global Discovery Portfolio Class H	1,000.00	1,079.40	1,016.91	8.27	8.02	1.60
Global Discovery Portfolio Class L	1,000.00	1,077.10	1,014.42	10.85	10.52	2.10

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-year period and the period since December 2010, the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee was lower than its peer group average and the Portfolio's total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

Global Discovery Portfolio

	Shares	Value (000)
Common Stocks (94.4%)
Australia (4.2%)
DuluxGroup Ltd.	52,223	$162
Lynas Corp., Ltd. (a)	58,790	52
		214
Brazil (4.1%)
LLX Logistica SA (a)	44,562	49
OGX Petroleo e Gas Participacoes SA (a)	31,119	85
Raia Drogasil SA	7,256	73
		207
Denmark (2.9%)
Pandora A/S	15,704	147
France (15.2%)
Christian Dior SA	685	94
Edenred	14,004	398
Eurazeo	4,419	170
Remy Cointreau SA	1,002	110
		772
Greece (4.9%)
Hellenic Exchanges SA Holding Clearing Settlement and Registry	25,934	89
Jumbo SA (a)	41,642	162
		251
Hong Kong (7.1%)
L'Occitane International SA	131,000	363
Netherlands (6.8%)
DE Master Blenders 1753 N.V. (a)	30,609	345
Singapore (1.9%)
Mandarin Oriental International Ltd.	76,000	98
Switzerland (6.5%)
Nestle SA (Registered)	5,498	328
United Kingdom (3.4%)
Intertek Group PLC	4,061	171
United States (37.4%)
Akamai Technologies, Inc. (a)	4,820	153
Dropbox, Inc. (a)(b)(c)	2,743	25
Dunkin' Brands Group, Inc.	78	3
Facebook, Inc. (a)	3,505	109
Facebook, Inc., Class B (a)(b)(c)	4,625	132
Fiesta Restaurant Group, Inc. (a)	20,373	270
First Solar, Inc. (a)	5,124	77
Hillshire Brands Co.	6,121	177
Illumina, Inc. (a)	788	32
Motorola Solutions, Inc.	11,872	571
OpenTable, Inc. (a)	1,996	90
Progressive Corp. (The)	4,717	98
Rexnord Corp. (a)	4,239	85
Zynga, Inc., Class A (a)	13,633	74
		1,896
Total Common Stocks (Cost $5,097)		4,792

	Shares	Value (000)
Convertible Preferred Stocks (0.5%)
United States (0.5%)
Better Place, Inc. Series C (a)(b)(c)	6,429	$21
Dropbox, Inc. Series A (a)(b)(c)	277	2
Total Convertible Preferred Stocks (Cost $32)		23
	No. of Contracts
Call Options Purchased (0.6%)
United States (0.6%)
Hillshire Brands Co. January 2014 @ $15	19	8
Hillshire Brands Co. January 2014 @ $20	155	21
Total Call Options Purchased (Cost $60)		29
	Shares
Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $96)	95,602	96
Total Investments (97.4%) (Cost $5,285) (d)		4,940
Other Assets in Excess of Liabilities (2.6%)		134
Net Assets (100.0%)		$5,074

(a)  Non-income producing security.

(b)  Security has been deemed illiquid at June 30, 2012.

(c)  At June 30, 2012, the Portfolio held a fair valued securities valued at approximately $180,000, representing 3.6% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(d)  The approximate fair value and percentage of net assets, $2,344,000 and 46.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	27.3%
Communications Equipment	11.6
Specialty Retail	10.6
Internet Software & Services	10.3
Food Products	10.2
Beverages	9.2
Commercial Services & Supplies	8.1
Hotels, Restaurants & Leisure	7.5
Diversified Financial Services	5.2
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Global Discovery Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $5,189)	$4,844
Investment in Security of Affiliated Issuer, at Value (Cost $96)	96
Total Investments in Securities, at Value (Cost $5,285)	4,940
Foreign Currency, at Value (Cost $—@)	—	@
Cash	92
Receivable for Investments Sold	151
Due from Adviser	23
Dividends Receivable	3
Tax Reclaim Receivable	3
Receivable from Affiliate	—	@
Other Assets	16
Total Assets	5,228
Liabilities:
Payable for Investments Purchased	124
Payable for Professional Fees	22
Payable for Custodian Fees	2
Payable for Transfer Agent Fees	1
Payable for Administration Fees	—	@
Payable for Distribution and Shareholder Servicing Fees — Class P	—	@
Payable for Distribution and Shareholder Servicing Fees — Class H	—	@
Payable for Distribution and Shareholder Servicing Fees — Class L	—	@
Other Liabilities	5
Total Liabilities	154
Net Assets	$5,074
Net Assets Consist Of:
Paid-in-Capital	$5,177
Undistributed Net Investment Income	118
Accumulated Net Realized Gain	124
Unrealized Appreciation (Depreciation) on:
Investments	(345)
Foreign Currency Translations	(—	@)
Net Assets	$5,074
CLASS I:
Net Assets	$3,597
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	367,096
Net Asset Value, Offering and Redemption Price Per Share	$9.80
CLASS P:
Net Assets	$98
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$9.80
CLASS H:
Net Assets	$1,281
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	130,749
Net Asset Value, Redemption Price Per Share	$9.80
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.49
Maximum Offering Price Per Share	$10.29
CLASS L:
Net Assets	$98
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$9.78

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Global Discovery Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $8 of Foreign Taxes Withheld)	$154
Dividends from Security of Affiliated Issuer	—	@
Total Investment Income	154
Expenses:
Professional Fees	29
Registration Fees	26
Advisory Fees (Note B)	21
Custodian Fees (Note F)	6
Transfer Agency Fees (Note E)	6
Pricing Fees	3
Shareholder Reporting Fees	2
Administration Fees (Note C)	2
Distribution and Shareholder Servicing Fees — Class P (Note D)	—	@
Distribution and Shareholder Servicing Fees — Class H (Note D)	2
Distribution and Shareholder Servicing Fees — Class L (Note D)	—	@
Directors' Fees and Expenses	—	@
Sub Transfer Agency Fees	—	@
Other Expenses	6
Total Expenses	103
Waiver of Advisory Fees (Note B)	(21)
Expenses Reimbursed by Adviser (Note B)	(49)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	33
Net Investment Income	121
Realized Gain (Loss):
Investments Sold	109
Foreign Currency Transactions	(1)
Net Realized Gain	108
Change in Unrealized Appreciation (Depreciation):
Investments	(87)
Foreign Currency Translations	—	@
Net Change in Unrealized Appreciation (Depreciation)	(87)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	21
Net Increase in Net Assets Resulting from Operations	$142

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Global Discovery Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$121	$35
Net Realized Gain	108	26
Net Change in Unrealized Appreciation (Depreciation)	(87)	(255)
Net Increase (Decrease) in Net Assets Resulting from Operations	142	(194)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(31)
Net Realized Gain	—	(1)
Class P:
Net Investment Income	—	(1)
Net Realized Gain	—	(— @)
Class H:
Net Investment Income	—	(13)
Net Realized Gain	—	(1)
Class L:
Net Investment Income	—	(— @)
Net Realized Gain	—	(— @)
Total Distributions	—	(47)
Capital Share Transactions:(1)
Class I:
Subscribed	2,198	1,897
Distributions Reinvested	—	23
Redeemed	(1,084)	(87)
Class H:
Subscribed	33	937
Distributions Reinvested	—	10
Net Increase in Net Assets Resulting from Capital Share Transactions	1,147	2,780
Total Increase in Net Assets	1,289	2,539
Net Assets:
Beginning of Period	3,785	1,246
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $118 and $(3))	$5,074	$3,785
(1) Capital Share Transactions:
Class I:
Shares Subscribed	210	207
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(113)	(10)
Net Increase in Class I Shares Outstanding	97	200
Class H:
Shares Subscribed	3	92
Shares Issued on Distributions Reinvested	—	1
Net Increase in Class H Shares Outstanding	3	93

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Global Discovery Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$9.06		$9.97	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.26		0.13	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.48		(0.92)	(0.03)
Total from Investment Operations	0.74		(0.79)	(0.03)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)	—
Net Realized Gain	—		(0.00)‡	—
Total Distributions	—		(0.12)	—
Net Asset Value, End of Period	$9.80		$9.06	$9.97
Total Return++	8.05	%#	(7.72)%	(0.30	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$3,597		$2,446	$697
Ratio of Expenses to Average Net Assets (1)	1.35	%+*	1.35%+	1.35	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	5.22	%+*	1.39%+	(1.14	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	N/A
Portfolio Turnover Rate	56	%#	83%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.33	%*	5.52%	238.14	%*
Net Investment Income (Loss) to Average Net Assets	2.24	%*	(2.78)%	(237.93	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Global Discovery Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$9.07		$9.97	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.25		0.12	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.48		(0.92)	(0.03)
Total from Investment Operations	0.73		(0.80)	(0.03)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)	—
Net Realized Gain	—		(0.00)‡	—
Total Distributions	—		(0.10)	—
Net Asset Value, End of Period	$9.80		$9.07	$9.97
Total Return++	7.94	%#	(7.98)%	(0.30	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$98		$91	$100
Ratio of Expenses to Average Net Assets (1)	1.60	%+*	1.60%+	1.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	4.97	%+*	1.14%+	(1.39	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	N/A
Portfolio Turnover Rate	56	%#	83%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.58	%*	5.77%	238.39	%*
Net Investment Income (Loss) to Average Net Assets	1.99	%*	(3.03)%	(238.18	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Global Discovery Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$9.07		$9.97	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.25		0.11	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.48		(0.91)	(0.03)
Total from Investment Operations	0.73		(0.80)	(0.03)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)	—
Net Realized Gain	—		(0.00)‡	—
Total Distributions	—		(0.10)	—
Net Asset Value, End of Period	$9.80		$9.07	$9.97
Total Return++	7.94	%#	(7.96)%	(0.30	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$1,281		$1,157	$349
Ratio of Expenses to Average Net Assets (1)	1.60	%+*	1.60%+	1.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	4.97	%+*	1.14%+	(1.39	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	N/A
Portfolio Turnover Rate	56	%#	83%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expense to Average Net Assets	4.58	%*	5.77%	238.39	%*
Net Investment Income (Loss) to Average Net Assets	1.99	%*	(3.03)%	(238.18	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Global Discovery Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$9.07		$9.97	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.22		0.06	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.49		(0.91)	(0.03)
Total from Investment Operations	0.71		(0.85)	(0.03)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)	—
Net Realized Gain	—		(0.00)‡	—
Total Distributions	—		(0.05)	—
Net Asset Value, End of Period	$9.78		$9.07	$9.97
Total Return++	7.71	%#	(8.41)%	(0.30	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$98		$91	$100
Ratio of Expenses Average Net Assets (1)	2.10	%+*	2.10%+	2.10	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	4.47	%+*	0.64%+	(1.89	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	N/A
Portfolio Turnover Rate	56	%#	83%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.08	%*	6.27%	238.89	%*
Net Investment Income (Loss) to Average Net Assets	1.49	%*	(3.53)%	(238.68	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Discovery Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in established and emerging franchise companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$345	$110	$—	$455
Chemicals	—	162	—	162
Commercial Services & Supplies	—	398	—	398
Communications Equipment	571	—	—	571
Diversified Financial Services	—	259	—	259
Food & Staples Retailing	73	—	—	73
Food Products	177	328	—	505
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Hotels, Restaurants & Leisure	$273	$98	$—	$371
Insurance	98	—	—	98
Internet Software & Services	352	—	157	509
Life Sciences Tools & Services	32	—	—	32
Machinery	85	—	—	85
Metals & Mining	—	52	—	52
Oil, Gas & Consumable Fuels	85	—	—	85
Professional Services	—	171	—	171
Semiconductors & Semiconductor Equipment	77	—	—	77
Software	74	—	—	74
Specialty Retail	—	525	—	525
Textiles, Apparel & Luxury Goods	—	241	—	241
Transportation Infrastructure	49	—	—	49
Total Common Stocks	2,291	2,344	157	4,792
Convertible Preferred Stocks	—	—	23	23
Call Options Purchased	29	—	—	29
Short-Term Investment — Investment Company	96	—	—	96
Total Assets	$2,416	$2,344	$180	$4,940

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $2,246,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$—	$29
Purchases	166	2
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation (depreciation)	(9)	(8)
Realized gains (losses)	—	—
Ending Balance	$157	$23
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2012	$(9)	$(8)

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2012.

	Fair Value at June 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Common Stocks
Internet Software & Services	$157	Adjusted Stock Price	Discount for Illiquidity	8.3%		8.3%		8.3%		Decrease
Convertible Preferred Stocks
Alternative Energy	$21	Market Transaction	Purchase Price of Preferred	—		—		—		—
		Discounted cash flow	Weighted average cost of capital	22.5%		27.5%		24.2%		Decrease
			Perpetual growth rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	2.6	x	3.4	x	3.1	x	Increase
			Discount for lack of marketability	15%		15%		15%		Decrease
Internet Software & Services	$2	Market Transaction	Purchase Price of Preferred	—		—		—		—

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

  –  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

  –  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are concentrated in a limited

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

number of countries and regions. This concentration may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk for loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser, a wholly-owned subsidiary of Morgan Stanley, seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: In respect to options, a Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument such a as security, currency or index, at an agreed upon price typically in exchange for a premium paid by the Portfolio. A Portfolio may purchase put and call options. Purchasing call options tends to increase a Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease a Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, a Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, a Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments" on the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If a Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A Portfolio may write call and put options on stock indexes, futures, securities or currencies it owns or in which it may invest.Writing put options tend to increase a Portfolio's exposure to the underlying instrument. Writing call options tend to decrease a Portfolio's exposure to the underlying instruments. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability. Any liability recorded is subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

the price of the future, security or currency underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2012.

Primary Risk Exposure	Statement of Assets and Liabilities	Options (000)
Assets:
Equity Risk	Options Purchased, Investments, at value	$29

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) by type of derivative contract for the six months ended June 30, 2012 in accordance with ASC 815.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Options Purchased	$(31)

For the six months ended June 30, 2012, the average monthly principal amount of options purchased was approximately $8,000.

5.   Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 Billion	Over $1 Billion
0.90%	0.85%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.35% for Class I shares, 1.60% for Class P shares, 1.60% for Class H shares and 2.10% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $70,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $3,704,000 and $2,557,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2012 (000)
$134	$2,767	$2,805	$—	@	$96

@ Amount is less than $500.

During the six months ended June 30, 2012, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$47	$—	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Distribution in Excess of Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in Capital (000)
$8	$(8)	$—	@

@ Amount is less than $500.

At December 31, 2011, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-term Capital Gain (000)
$16	$—

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $396,000 and the aggregate gross unrealized depreciation is approximately $741,000 resulting in net unrealized depreciation of approximately $345,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 29.5% Class H shares.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

24

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFIGDSAN
IU12-01699P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

International Advantage Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	14

U.S. Privacy Policy	20

Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in International Advantage Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

International Advantage Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Advantage Portfolio Class I	$1,000.00	$1,090.20	$1,018.65	$6.50	$6.27	1.25%
International Advantage Portfolio Class P	1,000.00	1,089.10	1,017.40	7.79	7.52	1.50
International Advantage Portfolio Class H	1,000.00	1,089.10	1,017.40	7.79	7.52	1.50
International Advantage Portfolio Class L	1,000.00	1,086.00	1,014.92	10.37	10.02	2.00

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-year period and the period since December 2010, the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee was lower than its peer group average and the Portfolio's total expense ratio was higher than its peer group average. After discussion, the Board concluded that that (i) the Portfolio's performance was competitive with its peer group average, (ii) the Portfolio's management fee was competitive with its peer group average, and (iii) the Portfolio's total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

International Advantage Portfolio

	Shares	Value (000)
Common Stocks (86.0%)
Australia (2.6%)
QR National Ltd.	16,927	$59
Belgium (7.0%)
Anheuser-Busch InBev N.V.	2,062	160
Brazil (1.6%)
BM&F Bovespa SA	7,187	37
Canada (7.9%)
Brookfield Asset Management, Inc., Class A	2,530	84
Brookfield Infrastructure Partners LP	2,867	96
		180
China (12.7%)
China Merchants Holdings International Co., Ltd. (a)	22,991	71
Golden Eagle Retail Group Ltd. (a)	24,000	49
Hengan International Group Co., Ltd. (a)	5,500	54
New Oriental Education & Technology Group ADR (b)	2,988	73
Want Want China Holdings Ltd. (a)	35,000	43
		290
Denmark (3.8%)
DSV A/S	4,414	88
Finland (2.3%)
Kone Oyj, Class B	854	52
France (9.7%)
Christian Dior SA	439	61
Danone SA	940	58
Pernod-Ricard SA	974	104
		223
Germany (2.3%)
Adidas AG	727	52
Hong Kong (2.1%)
Sun Art Retail Group Ltd.	44,000	48
Israel (1.8%)
Teva Pharmaceutical Industries Ltd. ADR	1,049	41
Italy (4.1%)
Prada SpA (a)	13,800	94
Norway (2.2%)
Telenor ASA	2,974	50
Switzerland (6.7%)
Kuehne & Nagel International AG (Registered)	516	54
Nestle SA (Registered)	1,639	98
		152
United Kingdom (19.2%)
British American Tobacco PLC	1,051	54
Burberry Group PLC	6,138	128
Diageo PLC	4,326	111
Imperial Tobacco Group PLC	1,145	44
Reckitt Benckiser Group PLC	1,106	58
Tesco PLC	9,011	44
		439
Total Common Stocks (Cost $1,905)		1,965

	Shares	Value (000)
Participation Notes (6.9%)
China (6.9%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21 (Cost $103)	4,180	$157
Short-Term Investment (6.1%)
Investment Company (6.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $140)	139,771	140
Total Investments (99.0%) (Cost $2,148) (c)		2,262
Other Assets in Excess of Liabilities (1.0%)		23
Net Assets (100.0%)		$2,285

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  The approximate fair value and percentage of net assets, $1,634,000 and 71.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	40.2%
Beverages	16.6
Textiles, Apparel & Luxury Goods	14.8
Food Products	8.8
Participation Notes	6.9
Road & Rail	6.5
Short-Term Investments	6.2
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

International Advantage Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $2,008)	$2,122
Investment in Security of Affiliated Issuer, at Value (Cost $140)	140
Total Investments in Securities, at Value (Cost $2,148)	2,262
Foreign Currency, at Value (Cost $—@)	—	@
Due from Adviser	32
Dividends Receivable	5
Tax Reclaim Receivable	2
Receivable for Investments Sold	1
Receivable from Affiliate	—	@
Other Assets	10
Total Assets	2,312
Liabilities:
Payable for Professional Fees	21
Payable for Custodian Fees	2
Payable for Transfer Agent Fees	1
Payable for Administration Fees	—	@
Payable for Distribution and Shareholder Servicing Fees — Class P	—	@
Payable for Distribution and Shareholder Servicing Fees — Class H	—	@
Payable for Distribution and Shareholder Servicing Fees — Class L	—	@
Other Liabilities	3
Total Liabilities	27
Net Assets	$2,285
Net Assets Consist of:
Paid-in-Capital	$2,179
Undistributed Net Investment Income	17
Accumulated Net Realized Loss	(25)
Unrealized Appreciation (Depreciation) on:
Investments	114
Foreign Currency Translations	(—	@)
Net Assets	$2,285
CLASS I:
Net Assets	$1,280
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	121,747
Net Asset Value, Offering and Redemption Price Per Share	$10.52
CLASS P:
Net Assets	$105
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$10.51
CLASS H:
Net Assets	$795
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	75,649
Net Asset Value, Redemption Price Per Share	$10.51
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.52
Maximum Offering Price Per Share	$11.03
CLASS L:
Net Assets	$105
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$10.48

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

International Advantage Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $3 of Foreign Taxes Withheld)	$34
Dividends from Security of Affiliated Issuer	—	@
Total Investment Income	34
Expenses:
Professional Fees	29
Registration Fees	22
Advisory Fees (Note B)	10
Custodian Fees (Note F)	6
Transfer Agency Fees (Note E)	6
Pricing Fees	3
Shareholder Reporting Fees	2
Administration Fees (Note C)	1
Directors' Fees and Expenses	1
Distribution and Shareholder Servicing Fees — Class P (Note D)	—	@
Distribution and Shareholder Servicing Fees — Class H (Note D)	1
Distribution and Shareholder Servicing Fees — Class L (Note D)	—	@
Sub Transfer Agency Fees	—	@
Other Expenses	5
Total Expenses	86
Waiver of Advisory Fees (Note B)	(10)
Expenses Reimbursed by Adviser (Note B)	(59)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	17
Net Investment Income	17
Realized Loss:
Investments Sold	(17)
Foreign Currency Transactions	(1)
Net Realized Loss	(18)
Change in Unrealized Appreciation (Depreciation):
Investments	193
Foreign Currency Transactions	—	@
Net Change in Unrealized Appreciation (Depreciation)	193
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	175
Net Increase in Net Assets Resulting from Operations	$192

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

International Advantage Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$17	$23
Net Realized Gain (Loss)	(18)	13
Net Change in Unrealized Appreciation (Depreciation)	193	(78)
Net Increase (Decrease) in Net Assets Resulting from Operations	192	(42)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(15)
Net Realized Gain	—	(12)
Class P:
Net Investment Income	—	(1)
Net Realized Gain	—	(1)
Class H:
Net Investment Income	—	(6)
Net Realized Gain	—	(6)
Class L:
Net Investment Income	—	(— @)
Net Realized Gain	—	(1)
Total Distributions	—	(42)
Capital Share Transactions:(1)
Class I:
Subscribed	302	113
Distributions Reinvested	—	2
Redeemed	(391)	(8)
Class H:
Subscribed	50	600
Distributions Reinvested	—	11
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(39)	718
Total Increase in Net Assets	153	634
Net Assets:
Beginning of Period	2,132	1,498
End of Period (Including Undistributed Net Investment Income of $17 and —)	$2,285	$2,132
(1) Capital Share Transactions:
Class I:
Shares Subscribed	29	11
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(37)	(1)
Net Increase (Decrease) in Class I Shares Outstanding	(8)	10
Class H:
Shares Subscribed	5	60
Shares Issued on Distributions Reinvested	—	1
Net Increase in Class H Shares Outstanding	5	61

@  Amount is less than $500.

@@  Shares are less than 500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

International Advantage Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$9.65		$9.99	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.09		0.12	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.78		(0.26)	(0.01)
Total from Investment Operations	0.87		(0.14)	(0.01)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)	—
Net Realized Gain	—		(0.09)	—
Total Distributions	—		(0.20)	—
Net Asset Value, End of Period	$10.52		$9.65	$9.99
Total Return++	9.02	%#	(1.31)%	(0.10	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$1,280		$1,255	$1,198
Ratio of Expenses to Average Net Assets (1)	1.25	%+*	1.24%+	1.25	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.71	%+*	1.17%+	(1.09	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	N/A
Portfolio Turnover Rate	21	%#	27%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	7.20	%*	7.08%+	176.40	%*
Net Investment Loss to Average Net Assets	(4.24	)%*	(4.67)%+	(176.24	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

International Advantage Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$9.65		$9.99	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.08		0.09	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.78		(0.25)	(0.01)
Total from Investment Operations	0.86		(0.16)	(0.01)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)	—
Net Realized Gain	—		(0.09)	—
Total Distributions	—		(0.18)	—
Net Asset Value, End of Period	$10.51		$9.65	$9.99
Total Return++	8.91	%#	(1.57)%	(0.10	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$105		$96	$100
Ratio of Expenses to Average Net Assets (1)	1.50	%+*	1.49%+	1.50	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.46	%+*	0.92%+	(1.34	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	N/A
Portfolio Turnover Rate	21	%#	27%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	7.45	%*	7.33%+	176.65	%*
Net Investment Loss to Average Net Assets	(4.49	)%*	(4.92)%+	(176.49	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

International Advantage Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$9.65		$9.99	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.08		0.09	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.78		(0.25)	(0.01)
Total from Investment Operations	0.86		(0.16)	(0.01)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)	—
Net Realized Gain	—		(0.09)	—
Total Distributions	—		(0.18)	—
Net Asset Value, End of Period	$10.51		$9.65	$9.99
Total Return++	8.91	%#	(1.57)%	(0.10	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$795		$684	$100
Ratio of Expenses to Average Net Assets (1)	1.50	%+*	1.49%+	1.50	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.46	%+*	0.92%+	(1.34	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	N/A
Portfolio Turnover Rate	21	%#	27%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expense to Average Net Assets	7.45	%*	7.33%+	176.65	%*
Net Investment Loss to Average Net Assets	(4.49	)%*	(4.92)%+	(176.49	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

International Advantage Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$9.65		$9.99	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.05		0.04	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.78		(0.25)	(0.01)
Total from Investment Operations	0.83		(0.21)	(0.01)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)	—
Net Realized Gain	—		(0.09)	—
Total Distributions	—		(0.13)	—
Net Asset Value, End of Period	$10.48		$9.65	$9.99
Total Return++	8.60	%#	(2.09)%	(0.10	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$105		$97	$100
Ratio of Expenses Average Net Assets (1)	2.00	%+*	1.99%+	2.00	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.96	%+*	0.42%+	(1.84	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	N/A
Portfolio Turnover Rate	21	%#	27%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	7.95	%*	7.83%+	177.15	%*
Net Investment Loss to Average Net Assets	(4.99	)%*	(5.42)%+	(176.99	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the International Advantage Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in established companies on an international basis, with capitalizations within the range of companies included in the MSCI All Country World Ex-United States Index. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser Morgan Stanley Investment Management Inc. (the "Adviser") has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$—	$375	$—	$375
Diversified Consumer Services	73	—	—	73
Diversified Financial Services	37	—	—	37
Diversified Telecommunication Services	—	50	—	50
Electric Utilities	96	—	—	96
Food & Staples Retailing	—	92	—	92
Food Products	—	199	—	199
Household Products	—	58	—	58
Machinery	—	52	—	52
Marine	—	54	—	54
Multiline Retail	—	49	—	49
Personal Products	—	54	—	54
Pharmaceuticals	41	—	—	41
Real Estate Management & Development	84	—	—	84
Road & Rail	—	147	—	147
Textiles, Apparel & Luxury Goods	—	335	—	335
Tobacco	—	98	—	98
Transportation Infrastructure	—	71	—	71
Total Common Stocks	331	1,634	—	1,965
Participation Notes	—	157	—	157
Short-Term Investment — Investment Company	140	—	—	140
Total Assets	$471	$1,791	$—	$2,262

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $1,506,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.25% for Class I shares, 1.50% for Class P shares, 1.50% for Class H shares and 2.00% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $69,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $459,000 and $601,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2012 (000)
$—	$670	$530	$—	@	$140

@ Amount is less than $500.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$42	$—	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Undistributed Net Investment Income (000)		Accumulated Net Realized Loss (000)			Paid-in Capital (000)
$—	@	$	(—	@)	$—

@ Amount is less than $500.

At December 31, 2011, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $243,000 and the aggregate gross unrealized depreciation is approximately $129,000 resulting in net unrealized appreciation of approximately $114,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2011, the Portfolio deferred to January 1, 2012 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses (000)	Capital Losses (000)
$—	$6

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

I. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies. We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

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Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
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Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
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New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

23

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFIIASAN
IU12-01706P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Asian Equity Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	15

U.S. Privacy Policy	22

Director and Officer Information	25

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Asian Equity Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

Asian Equity Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Asian Equity Portfolio Class I	$1,000.00	$1,100.40	$1,017.70	$7.52	$7.22	1.44%
Asian Equity Portfolio Class P	1,000.00	1,099.40	1,016.46	8.82	8.47	1.69
Asian Equity Portfolio Class H	1,000.00	1,099.40	1,016.46	8.82	8.47	1.69
Asian Equity Portfolio Class L	1,000.00	1,097.60	1,013.97	11.42	10.97	2.19

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Adviser together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-year period and the period since December 2010, the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee and total expense ratio were lower than its peer group average. After discussion, the Board concluded that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

Asian Equity Portfolio

	Shares	Value (000)
Common Stocks (98.4%)
China (22.2%)
Belle International Holdings Ltd. (a)	64,000	$109
China Construction Bank Corp. H Shares (a)	259,000	178
China Mengniu Dairy Co., Ltd. (a)	34,000	90
China Mobile Ltd. (a)	10,000	110
China Pacific Insurance Group Co., Ltd. H Shares (a)	42,000	137
Chow Tai Fook Jewellery Group Ltd. (a)(b)	53,400	66
Hengan International Group Co., Ltd. (a)	8,000	78
PetroChina Co., Ltd. H Shares (a)	72,000	94
Ping An Insurance Group Co. H Shares (a)	9,500	77
Tencent Holdings Ltd. (a)	8,300	245
Trinity Ltd. (a)	86,000	55
Tsingtao Brewery Co., Ltd. H Shares (a)	4,000	23
		1,262
Hong Kong (8.5%)
BOC Hong Kong Holdings Ltd.	29,500	91
Cathay Pacific Airways Ltd.	27,000	44
Kerry Properties Ltd.	12,000	51
Lifestyle International Holdings Ltd.	31,500	69
Samsonite International SA	31,200	53
SmarTone Telecommunications Holdings Ltd.	54,500	105
Wharf Holdings Ltd.	12,400	69
		482
India (3.4%)
HDFC Bank Ltd. ADR	2,100	69
ITC Ltd. GDR (b)	15,954	74
Tata Motors Ltd. ADR	2,200	48
		191
Indonesia (7.1%)
Delta Dunia Makmur Tbk PT (b)	423,000	18
Indofood Sukses Makmur Tbk PT	111,000	57
Indosat Tbk PT	101,000	47
Kalbe Farma Tbk PT	158,000	64
Lippo Karawaci Tbk PT	766,500	65
Nippon Indosari Corpindo Tbk PT	159,500	70
Perusahaan Gas Negara Tbk PT	153,000	58
Tempo Scan Pacific Tbk PT	85,000	26
		405
Korea, Republic of (27.6%)
GS Retail Co., Ltd.	300	6
Hyundai Engineering & Construction Co., Ltd.	1,187	68
Hyundai Heavy Industries Co., Ltd.	281	64
Hyundai Motor Co.	969	199
KB Financial Group, Inc.	1,288	42
Kolao Holdings	7,160	88
Korea Aerospace Industries Ltd.	3,070	79
Korean Air Lines Co., Ltd. (b)	1,191	53
LG Chem Ltd.	160	41
NCSoft Corp.	355	85

	Shares	Value (000)
Nexon Co., Ltd. (b)	9,600	$188
Orion Corp/Republic of South Korea	15	13
Samsung Electronics Co., Ltd.	313	332
Samsung Fire & Marine Insurance Co., Ltd.	188	37
Samsung Life Insurance Co., Ltd.	340	28
Shinhan Financial Group Co., Ltd.	1,809	63
SK C&C Co., Ltd.	58	6
SK Hynix, Inc. (b)	1,290	27
Woongjin Coway Co., Ltd.	2,900	90
YG Entertainment, Inc. (b)	1,307	60
		1,569
Malaysia (3.0%)
AirAsia Bhd	38,200	43
CIMB Group Holdings Bhd	19,200	46
IJM Corp. Bhd	15,900	25
Sime Darby Bhd	9,700	31
UEM Land Holdings Bhd (b)	41,300	27
		172
Philippines (6.9%)
Alliance Global Group, Inc.	244,900	68
Bloomberry Resorts Corp. (b)	24,000	5
Cebu Air, Inc. (b)	11,950	20
DMCI Holdings, Inc.	9,520	13
International Container Terminal Services, Inc.	79,000	138
Puregold Price Club, Inc.	122,300	79
SM Investments Corp.	4,050	70
		393
Singapore (3.3%)
Fraser and Neave Ltd.	11,000	61
Olam International Ltd.	52,636	77
Wilmar International Ltd.	16,000	46
		184
Taiwan (13.1%)
Asustek Computer, Inc.	1,000	9
Catcher Technology Co., Ltd.	1,000	7
Chailease Holding Co., Ltd.	47,000	69
Formosa Plastics Corp.	30,000	81
Hon Hai Precision Industry Co., Ltd.	23,000	69
HTC Corp.	1,000	13
Lung Yen Life Service Corp.	19,000	55
MediaTek, Inc.	3,000	28
MStar Semiconductor, Inc.	6,000	40
Taiwan Cement Corp.	4,000	5
Taiwan Semiconductor Manufacturing Co., Ltd.	79,000	216
Uni-President Enterprises Corp.	86,380	139
Wowprime Corp.	1,000	15
		746

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Asian Equity Portfolio

	Shares	Value (000)
Thailand (3.3%)
Bangkok Bank PCL NVDR	8,700	$53
Land and Houses PCL NVDR	232,900	57
PTT PCL (Foreign)	7,700	79
		189
Total Common Stocks (Cost $5,705)		5,593
Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $29)	29,071	29
Total Investments (98.9%) (Cost $5,734) (c)(d)		5,622
Other Assets in Excess of Liabilities (1.1%)		60
Net Assets (100.0%)		$5,682

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  Securities are available for collateral in connection with open foreign currency exchange contracts.

(d)  The approximate fair value and percentage of net assets, $5,402,000 and 95.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

NVDR  Non-Voting Depositary Receipt.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
State Street Bank Hong Kong	JPY	9,384	$117	7/12/12	USD	118	$118	$1

JPY  —  Japanese Yen

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	60.6%
Semiconductors & Semiconductor Equipment	11.4
Commercial Banks	9.6
Food Products	7.4
Automobiles	6.0
Insurance	5.0
Total Investments	100.0	%**

*  Industries representing less than 5% of total investments.

**  Does not include open foreign currency exchange contracts with total unrealized appreciation of approximately $1,000.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Asian Equity Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $5,705)	$5,593
Investment in Security of Affiliated Issuer, at Value (Cost $29)	29
Total Investments in Securities, at Value (Cost $5,734)	5,622
Foreign Currency, at Value (Cost $10)	10
Due from Adviser	26
Receivable for Investments Sold	21
Dividends Receivable	16
Unrealized Appreciation on Foreign Currency Exchange Contracts	1
Receivable from Affiliate	—	@
Other Assets	19
Total Assets	5,715
Liabilities:
Payable for Professional Fees	23
Payable for Custodian Fees	4
Deferred Capital Gain Country Tax	2
Payable for Investments Purchased	2
Payable for Transfer Agent Fees	1
Payable for Administration Fees	—	@
Bank Overdraft	—	@
Payable for Distribution and Shareholder Servicing Fees — Class P	—	@
Payable for Distribution and Shareholder Servicing Fees — Class H	—	@
Payable for Distribution and Shareholder Servicing Fees — Class L	—	@
Other Liabilities	1
Total Liabilities	33
Net Assets	$5,682
Net Assets Consist of:
Paid-in-Capital	$5,885
Accumulated Net Investment Income	16
Accumulated Net Realized Loss	(106)
Unrealized Appreciation (Depreciation) on:
Investments (Net of approximately $2 Deferred Capital Gain Country Tax)	(114)
Foreign Currency Exchange Contracts	1
Foreign Currency Translations	—	@
Net Assets	$5,682
CLASS I:
Net Assets	$4,429
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	475,214
Net Asset Value, Offering and Redemption Price Per Share	$9.32
CLASS P:
Net Assets	$1,068
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	114,932
Net Asset Value, Offering and Redemption Price Per Share	$9.29
CLASS H:
Net Assets	$93
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Redemption Price Per Share	$9.29
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.46
Maximum Offering Price Per Share	$9.75
CLASS L:
Net Assets	$92
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$9.22

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Asian Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $5 of Foreign Taxes Withheld)	$49
Dividends from Security of Affiliated Issuer	—	@
Interest from Securities of Unaffiliated Issuers	—	@
Total Investment Income	49
Expenses:
Professional Fees	28
Custodian Fees (Note F)	24
Advisory Fees (Note B)	20
Registration Fees	12
Transfer Agency Fees (Note E)	6
Pricing Fees	4
Administration Fees (Note C)	2
Shareholder Reporting Fees	1
Directors' Fees and Expenses	1
Distribution and Shareholder Servicing Fees — Class P (Note D)	1
Distribution and Shareholder Servicing Fees — Class H (Note D)	—	@
Distribution and Shareholder Servicing Fees — Class L (Note D)	—	@
Other Expenses	5
Total Expenses	104
Waiver of Advisory Fees (Note B)	(20)
Expenses Reimbursed by Adviser (Note B)	(51)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	33
Net Investment Income	16
Realized Gain (Loss):
Investments Sold	(35)
Foreign Currency Exchange Contracts	(2)
Foreign Currency Transactions	—	@
Net Realized Loss	(37)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax Accrual of approximately $2)	45
Foreign Currency Exchange Contracts	1
Foreign Currency Translations	—	@
Net Change in Unrealized Appreciation (Depreciation)	46
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	9
Net Increase in Net Assets Resulting from Operations	$25

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Asian Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$16	$(1)
Net Realized Loss	(37)	(70)
Net Change in Unrealized Appreciation (Depreciation)	46	(190)
Net Increase (Decrease) in Net Assets Resulting from Operations	25	(261)
Capital Share Transactions:(1)
Class I:
Subscribed	3,214	185
Redeemed	(10)	—
Class P:
Subscribed	1,000	—
Net Increase in Net Assets Resulting from Capital Share Transactions	4,204	185
Total Increase (Decrease) in Net Assets	4,229	(76)
Net Assets:
Beginning of Period	1,453	1,529
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $16 and $(—@))	$5,682	$1,453
(1) Capital Share Transactions:
Class I:
Shares Subscribed	334	22
Shares Redeemed	(1)	—
Net Increase in Class I Shares Outstanding	333	22
Class P:
Shares Subscribed	105	—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Asian Equity Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$8.47		$10.19	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.04		0.00 ‡	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.81		(1.72)	0.19
Total from Investment Operations	0.85		(1.72)	0.19
Net Asset Value, End of Period	$9.32		$8.47	$10.19
Total Return++	10.04	%#	(16.88)%	1.90	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$4,429		$1,201	$1,223
Ratio of Expenses to Average Net Assets (1)	1.44	%+*	1.45%+	1.45	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.83	%+*	0.01%+	(1.34	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	N/A
Portfolio Turnover Rate	16	%#	38%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.78	%*	11.86%	176.73	%*
Net Investment Loss to Average Net Assets	(2.51	)%*	(10.40)%	(176.62	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Asian Equity Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$8.45		$10.19	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.03		(0.02)	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.81		(1.72)	0.19
Total from Investment Operations	0.84		(1.74)	0.19
Net Asset Value, End of Period	$9.29		$8.45	$10.19
Total Return++	9.94	%#	(17.08)%	1.90	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$1,068		$84	$102
Ratio of Expenses to Average Net Assets (1)	1.69	%+*	1.70%+	1.70	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.58	%+*	(0.24)%+	(1.59	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	N/A
Portfolio Turnover Rate	16	%#	38%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.03	%*	12.11%	176.98	%*
Net Investment Loss to Average Net Assets	(2.76	)%*	(10.65)%	(176.87	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Asian Equity Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$8.45		$10.19	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.03		(0.02)	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.81		(1.72)	0.19
Total from Investment Operations	0.84		(1.74)	0.19
Net Asset Value, End of Period	$9.29		$8.45	$10.19
Total Return++	9.94	%#	(17.08)%	1.90	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$93		$84	$102
Ratio of Expenses to Average Net Assets (1)	1.69	%+*	1.70%+	1.70	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.58	%+*	(0.24)%+	(1.59	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	N/A
Portfolio Turnover Rate	16	%#	38%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expense to Average Net Assets	5.03	%*	12.11%	176.98	%*
Net Investment Loss to Average Net Assets	(2.76	)%*	(10.65)%	(176.87	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Asian Equity Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011	Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$8.40		$10.19	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.00	‡	(0.07)	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.82		(1.72)	0.19
Total from Investment Operations	0.82		(1.79)	0.19
Net Asset Value, End of Period	$9.22		$8.40	$10.19
Total Return++	9.76	%#	(17.57)%	1.90	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$92		$84	$102
Ratio of Expenses Average Net Assets (1)	2.19	%+*	2.20%+	2.20	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.08	%+*	(0.74)%+	(2.09	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	N/A
Portfolio Turnover Rate	16	%#	38%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.53	%*	12.61%	177.48	%*
Net Investment Loss to Average Net Assets	(3.26	)%*	(11.15)%	(177.37	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Asian Equity Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-adviser, Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), seek long-term capital appreciation by investing primarily in equity securities of companies in the Asia-Pacific region, excluding Japan. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$79	$—	$79
Airlines	—	160	—	160
Automobiles	48	287	—	335
Beverages	—	23	—	23
Chemicals	—	122	—	122
Commercial Banks	69	473	—	542
Communications Equipment	—	13	—	13
Computers & Peripherals	—	16	—	16
Construction & Engineering	—	148	—	148
Construction Materials	—	5	—	5
Distributors	—	6	—	6
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Diversified Financial Services	$—	$69	$—	$69
Electronic Equipment, Instruments & Components	—	69	—	69
Food & Staples Retailing	—	156	—	156
Food Products	—	415	—	415
Gas Utilities	—	58	—	58
Hotels, Restaurants & Leisure	—	20	—	20
Household Durables	—	90	—	90
Industrial Conglomerates	—	243	—	243
Information Technology Services	—	6	—	6
Insurance	—	279	—	279
Internet Software & Services	—	245	—	245
Machinery	—	64	—	64
Media	—	60	—	60
Multiline Retail	—	69	—	69
Oil, Gas & Consumable Fuels	—	191	—	191
Personal Products	—	78	—	78
Pharmaceuticals	—	90	—	90
Real Estate Management & Development	—	269	—	269
Semiconductors & Semiconductor Equipment	—	643	—	643
Software	—	273	—	273
Specialty Retail	—	175	—	175
Textiles, Apparel & Luxury Goods	—	108	—	108
Tobacco	74	—	—	74
Transportation Infrastructure	—	138	—	138
Wireless Telecommunication Services	—	262	—	262
Total Common Stocks	191	5,402	—	5,593
Short-Term Investment — Investment Company	29	—	—	29
Foreign Currency Exchange Contracts	—	1	—	1
Total Assets	$220	$5,403	$—	$5,623

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $3,698,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, marked-to-market each day with the change in value reflected in unrealized appreciation

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

(depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk for loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the currency contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such currency contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or (loss). The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2012.

Primary Risk Exposure	Statement of Assets and Liabilities	Foreign Currency Exchange Contracts (000)
Assets:
Currency Risk	Receivables	$1

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2012 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Exchange Contracts	$(2)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Exchange Contracts	$1

For the six months ended June 30, 2012, the average monthly principal amount of foreign currency exchange contracts was approximately $86,000.

5.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

pursuant to these contracts and expects the risk of loss to be remote.

7.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
0.95%	0.90%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.45% for Class I shares, 1.70% for Class P shares, 1.70% for Class H shares and 2.20% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $71,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $4,889,000 and $654,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2012 (000)
$175	$4,449	$4,595	$—	@	$29

@ Amount is less than $500.

During the six months ended June 30, 2012, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Sub-Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during the years ended 2011 and 2010.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$1	$1	$(2)

At December 31, 2011, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $308,000 and the aggregate gross unrealized depreciation is approximately $420,000 resulting in net unrealized depreciation of approximately $112,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2011, the Portfolio had available for Federal income tax purposes unused short-term capital losses of approximately $55,000 that will not expire.

To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2011, the Portfolio deferred to January 1, 2012 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses (000)		Capital Losses (000)
$—	@	$13

@ Amount is less than $500.

I. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

• Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFIAESAN
IU12-01707P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Insight Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Portfolio of Investments	4

Statement of Assets and Liabilities	5

Statement of Operations	6

Statements of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	11

U.S. Privacy Policy	16

Director and Officer Information	19

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Insight Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

Insight Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Insight Portfolio Class I	$1,000.00	$1,118.30	$1,019.69	$5.48	$5.22	1.04%
Insight Portfolio Class H	1,000.00	1,117.30	1,018.45	6.79	6.47	1.29
Insight Portfolio Class L	1,000.00	1,114.30	1,015.96	9.41	8.97	1.79

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

Insight Portfolio

	Shares	Value (000)
Common Stocks (89.0%)
Beverage: Brewers & Distillers (6.8%)
Anheuser-Busch InBev N.V. ADR	288	$23
DE Master Blenders 1753 N.V. (Netherlands) (a)	2,155	24
Molson Coors Brewing Co.	467	20
		67
Beverage: Soft Drinks (5.2%)
PepsiCo, Inc.	723	51
Biotechnology (2.2%)
Illumina, Inc. (a)	554	22
Chemicals: Diversified (3.8%)
Mosaic Co. (The)	669	37
Commercial Services (1.6%)
Leucadia National Corp.	764	16
Communications Technology (6.1%)
Motorola Solutions, Inc.	1,239	60
Computer Services, Software & Systems (2.2%)
MicroStrategy, Inc., Class A (a)	171	22
Consumer Lending (6.2%)
Berkshire Hathaway, Inc., Class B (a)	454	38
Brown & Brown, Inc.	834	23
		61
Cosmetics (0.9%)
Avon Products, Inc.	568	9
Diversified Manufacturing Operations (2.0%)
Rexnord Corp. (a)	987	20
Foods (9.9%)
Fiesta Restaurant Group, Inc. (a)	3,448	46
Hillshire Brands Co.	431	12
Nestle SA ADR (Switzerland)	651	39
		97
Home Building (4.9%)
Brookfield Residential Properties, Inc. (Canada) (a)	2,327	26
NVR, Inc. (a)	26	22
		48
Insurance: Life (2.7%)
Aflac, Inc.	637	27
Insurance: Property-Casualty (16.5%)
Arch Capital Group Ltd. (a)	1,011	40
Markel Corp. (a)	106	47
Progressive Corp. (The)	3,612	75
		162
Pharmaceuticals (2.0%)
Johnson & Johnson	296	20
Real Estate (3.9%)
Howard Hughes Corp. (The) (a)	298	18
Tejon Ranch Co. (a)	693	20
		38

	Shares	Value (000)
Real Estate Investment Trusts (REIT) (4.4%)
Brookfield Asset Management, Inc., Class A (Canada)	1,285	$43
Semiconductors & Components (5.6%)
First Solar, Inc. (a)	2,419	36
Koninklijke Philips Electronics N.V. (Netherlands)	961	19
		55
Textiles Apparel & Shoes (2.1%)
True Religion Apparel, Inc.	726	21
Total Common Stocks (Cost $841)		876
Short-Term Investment (5.3%)
Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $52)	52,292	52
Total Investments (94.3%) (Cost $893)		928
Other Assets in Excess of Liabilities (5.7%)		56
Net Assets (100.0%)		$984

(a)  Non-income producing security.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other	29.6	%*
Insurance: Property-Casualty	17.5
Foods	10.4
Beverage: Brewers & Distillers	7.2
Consumer Lending	6.6
Communications Technology	6.5
Semiconductors & Components	5.9
Short-Term Investments	5.6
Beverage: Soft Drinks	5.5
Home Building	5.2
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Insight Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $841)	$876
Investment in Security of Affiliated Issuer, at Value (Cost $52)	52
Total Investments in Securities, at Value (Cost $893)	928
Receivable for Investments Sold	43
Due from Adviser	30
Dividends Receivable	—	@
Tax Reclaim Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	5
Total Assets	1,006
Liabilities:
Payable for Professional Fees	21
Payable for Transfer Agent Fees	1
Payable for Custodian Fees	—	@
Payable for Administration Fees	—	@
Payable for Distribution and Shareholder Servicing Fees — Class H	—	@
Payable for Distribution and Shareholder Servicing Fees — Class L	—	@
Other Liabilities	—	@
Total Liabilities	22
Net Assets	$984
Net Assets Consist of:
Paid-in-Capital	$880
Undistributed Net Investment Income	8
Accumulated Net Realized Gain	61
Unrealized Appreciation (Depreciation) on:
Investments	35
Net Assets	$984
CLASS I:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$11.25
CLASS H:
Net Assets	$962
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	85,575
Net Asset Value, Redemption Price Per Share	$11.24
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.56
Maximum Offering Price Per Share	$11.80
CLASS L:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$11.21

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Insight Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $—@ of Foreign Taxes Withheld)	$14
Dividends from Security of Affiliated Issuer	—	@
Total Investment Income	14
Expenses:
Professional Fees	30
Custodian Fees (Note F)	12
Transfer Agency Fees (Note E)	5
Advisory Fees (Note B)	4
Registration Fees	3
Shareholder Reporting Fees	1
Directors' Fees and Expenses	1
Pricing Fees	1
Distribution and Shareholder Servicing Fees — Class H (Note D)	1
Distribution and Shareholder Servicing Fees — Class L (Note D)	—	@
Administration Fees (Note C)	—	@
Other Expenses	—	@
Total Expenses	58
Waiver of Advisory Fees (Note B)	(4)
Expenses Reimbursed by Adviser (Note B)	(48)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	6
Net Investment Income	8
Realized Gain:
Investments Sold	61
Net Realized Gain	61
Change in Unrealized Appreciation (Depreciation):
Investments	30
Net Change in Unrealized Appreciation (Depreciation)	30
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	91
Net Increase in Net Assets Resulting from Operations	$99

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Insight Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Period from December 28, 2011^ to December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$8	$	(—	@)
Net Realized Gain	61		—
Net Change in Unrealized Appreciation (Depreciation)	30		5
Net Increase in Net Assets Resulting from Operations	99		5
Capital Share Transactions:(1)
Class I:
Subscribed	—		10
Class H:
Subscribed	50		810
Class L:
Subscribed	—		10
Net Increase in Net Assets Resulting from Capital Share Transactions	50		830
Total Increase in Net Assets	149		835
Net Assets:
Beginning of Period	835		—
End of Period (Including Undistributed Net Investment Income of $8 and $—)	$984		$835
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—		1
Class H:
Shares Subscribed	5		81
Class L:
Shares Subscribed	—		1

^  Commencement of operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Insight Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Period from December 28, 2011^ to December 31, 2011
Net Asset Value, Beginning of Period	$10.06		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.11		(0.00	)‡
Net Realized and Unrealized Gain	1.08		0.06
Total from Investment Operations	1.19		0.06
Net Asset Value, End of Period	$11.25		$10.06
Total Return++	11.83	%#	0.60	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$11		$10
Ratio of Expenses to Average Net Assets (1)	1.04	%+*	1.05	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.01	%+*	(0.94	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	N/A
Portfolio Turnover Rate	28	%#	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	12.14	%*	380.17	%*
Net Investment Loss to Average Net Assets	(9.09	)%*	(380.06	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Insight Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Period from December 28, 2011^ to December 31, 2011
Net Asset Value, Beginning of Period	$10.06		$10.00
Income (Loss) from Investment Operations:
Net Investment Income Gain (Loss)†	0.10		(0.00	)‡
Net Realized and Unrealized Gain	1.08		0.06
Total from Investment Operations	1.18		0.06
Net Asset Value, End of Period	$11.24		$10.06
Total Return++	11.73	%#	0.60	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$962		$815
Ratio of Expenses to Average Net Assets (1)	1.29	%+*	1.30	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.76	%+*	(1.19	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	N/A
Portfolio Turnover Rate	28	%#	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expense to Average Net Assets	12.39	%*	380.42	%*
Net Investment Loss to Average Net Assets	(9.34	)%*	(380.31	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Insight Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Period from December 28, 2011^ to December 31, 2011
Net Asset Value, Beginning of Period	$10.06		$10.00
Income (Loss) from Investment Operations:
Net Investment Income Gain (Loss)†	0.07		(0.00	)‡
Net Realized and Unrealized Gain	1.08		0.06
Total from Investment Operations	1.15		0.06
Net Asset Value, End of Period	$11.21		$10.06
Total Return++	11.43	%#	0.60	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$11		$10
Ratio of Expenses Average Net Assets (1)	1.79	%+*	1.80	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.26	%+*	(1.70	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	N/A
Portfolio Turnover Rate	28	%#	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	12.89	%*	380.92	%*
Net Investment Loss to Average Net Assets	(9.84	)%*	(380.82	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Insight Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in established and cyclical franchise companies with market capitalizations within the range of companies included in the Russell 3000® Value Index. The Portfolio offers three classes of shares — Class I, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverage: Brewers & Distillers	$67	$—	$—	$67
Beverage: Soft Drinks	51	—	—	51
Biotechnology	22	—	—	22
Chemicals: Diversified	37	—	—	37
Commercial Services	16	—	—	16
Communications Technology	60	—	—	60
Computer Services, Software & Systems	22	—	—	22
Consumer Lending	61	—	—	61
Cosmetics	9	—	—	9
Diversified Manufacturing Operations	20	—	—	20
Foods	97	—	—	97
Home Building	48	—	—	48
Insurance: Life	27	—	—	27
Insurance: Property-Casualty	162	—	—	162
Pharmaceuticals	20	—	—	20
Real Estate	38	—	—	38
Real Estate Investment Trusts (REIT)	43	—	—	43
Semiconductors & Components	55	—	—	55
Textiles Apparel & Shoes	21	—	—	21
Total Common Stocks	876	—	—	876
Short-Term Investment — Investment Company	52	—	—	52
Total Assets	$928	$—	$—	$928

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, the Portfolio did not have any significant investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.05% for Class I shares, 1.30% for Class H shares and 1.80% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $52,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted a Shareholder Service Plan with respect to Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plan, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly,

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $362,000 and $240,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2012 (000)
$830	$194	$972	$—	@	$52

@ Amount is less than $500.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during the year ended 2011.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

(losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Distributions in Excess of Net Investment Income (000)			Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$	(—	@)	$—	$—	@

@ Amount is less than $500.

At December 31, 2011, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $77,000 and the aggregate gross unrealized depreciation is approximately $42,000 resulting in net unrealized appreciation of approximately $35,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 98.8% for Class H shares.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7. WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses, Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

19

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFIINSGTSAN
IU12-01700P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Global Insight Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Portfolio of Investments	4

Statement of Assets and Liabilities	5

Statement of Operations	6

Statements of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	11

U.S. Privacy Policy	16

Director and Officer Information	19

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Insight Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

Global Insight Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Insight Portfolio Class I	$1,000.00	$1,067.50	$1,018.20	$6.89	$6.72	1.34%
Global Insight Portfolio Class H	1,000.00	1,066.50	1,016.96	8.17	7.97	1.59
Global Insight Portfolio Class L	1,000.00	1,063.60	1,014.52	10.67	10.42	2.08

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

Global Insight Portfolio

	Shares	Value (000)
Common Stocks (93.0%)
Australia (4.2%)
DuluxGroup Ltd.	12,830	$40
Belgium (2.0%)
Duvel Moortgat SA	200	19
Brazil (3.5%)
Vale SA (Preference)	1,674	33
Canada (13.2%)
Brookfield Asset Management, Inc., Class A	1,285	43
Fairfax Financial Holdings Ltd.	65	26
Potash Corp. of Saskatchewan, Inc.	832	36
Whistler Blackcomb Holdings, Inc.	1,763	19
		124
France (10.8%)
Christian Dior SA	441	61
Eurazeo	1,045	40
		101
Germany (2.1%)
Beiersdorf AG	307	20
Greece (4.7%)
Hellenic Exchanges SA Holding Clearing Settlement and Registry	4,651	16
Jumbo SA (a)	7,145	28
		44
Hong Kong (9.2%)
Shangri-La Asia Ltd.	20,000	39
Swire Pacific Ltd.	2,000	23
Swire Properties Ltd.	8,050	24
		86
Netherlands (8.4%)
DE Master Blenders 1753 N.V. (a)	1,896	21
Koninklijke Philips Electronics N.V.	2,942	58
		79
Norway (1.8%)
Orkla ASA	2,348	17
Singapore (6.6%)
Jardine Matheson Holdings Ltd.	400	19
Mandarin Oriental International Ltd.	33,000	43
		62
Spain (1.6%)
Baron de Ley (a)	303	15
Sweden (1.6%)
Byggmax Group AB	2,994	15
Switzerland (6.4%)
Nestle SA (Registered)	999	60
Turkey (4.8%)
Is Gayrimenkul Yatirim Ortakligi AS REIT	32,451	21
Ulker Biskuvi Sanayi AS	6,341	24
		45

	Shares	Value (000)
United States (12.1%)
Diana Shipping, Inc. (a)	1,690	$13
First Solar, Inc. (a)	1,018	15
Hillshire Brands Co.	379	11
Motorola Solutions, Inc.	1,242	60
Rexnord Corp. (a)	761	15
		114
Total Common Stocks (Cost $861)		874
Short-Term Investment (2.9%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $27)	27,265	27
Total Investments (95.9%) (Cost $888) (b)		901
Other Assets in Excess of Liabilities (4.1%)		39
Net Assets (100.0%)		$940

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $582,000 and 61.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	23.6%
Hotels, Restaurants & Leisure	11.2
Food Products	10.6
Industrial Conglomerates	10.4
Real Estate Management & Development	10.0
Chemicals	8.4
Textiles, Apparel & Luxury Goods	6.8
Communications Equipment	6.7
Diversified Financial Services	6.2
Beverages	6.1
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Global Insight Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $861)	$874
Investment in Security of Affiliated Issuer, at Value (Cost $27)	27
Total Investments in Securities, at Value (Cost $888)	901
Foreign Currency, at Value (Cost $—@)	—	@
Receivable for Investments Sold	30
Due from Adviser	28
Dividends Receivable	—	@
Tax Reclaim Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	9
Total Assets	968
Liabilities:
Payable for Professional Fees	18
Payable for Transfer Agent Fees	1
Payable for Administration Fees	—	@
Payable for Custodian Fees	—	@
Payable for Distribution and Shareholder Servicing Fees — Class H	—	@
Payable for Distribution and Shareholder Servicing Fees — Class L	—	@
Other Liabilities	9
Total Liabilities	28
Net Assets	$940
Net Assets Consist of:
Paid-in-Capital	$880
Undistributed Net Investment Income	21
Accumulated Net Realized Gain	26
Unrealized Appreciation (Depreciation) on:
Investments	13
Foreign Currency Translations	(—	@)
Net Assets	$940
CLASS I:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.75
CLASS H:
Net Assets	$918
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	85,484
Net Asset Value, Redemption Price Per Share	$10.74
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.54
Maximum Offering Price Per Share	$11.28
CLASS L:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.71

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Global Insight Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $3 of Foreign Taxes Withheld)	$28
Dividends from Security of Affiliated Issuer	—	@
Total Investment Income	28
Expenses:
Professional Fees	27
Registration Fees	13
Advisory Fees (Note B)	5
Transfer Agency Fees (Note E)	5
Custodian Fees (Note F)	4
Pricing Fees	2
Distribution and Shareholder Servicing Fees — Class H (Note D)	1
Distribution and Shareholder Servicing Fees — Class L (Note D)	—	@
Shareholder Reporting Fees	—	@
Administration Fees (Note C)	—	@
Directors' Fees and Expenses	—	@
Other Expenses	1
Total Expenses	58
Waiver of Advisory Fees (Note B)	(5)
Expenses Reimbursed by Adviser (Note B)	(46)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	7
Net Investment Income	21
Realized Gain (Loss):
Investments Sold	26
Foreign Currency Transactions	(—	@)
Net Realized Gain	26
Change in Unrealized Appreciation (Depreciation):
Investments	7
Foreign Currency Translations	—	@
Net Change in Unrealized Appreciation (Depreciation)	7
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	33
Net Increase in Net Assets Resulting from Operations	$54

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Global Insight Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Period from December 28, 2011^ to December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$21	$	(—	@)
Net Realized Gain (Loss)	26		(—	@)
Net Change in Unrealized Appreciation (Depreciation)	7		6
Net Increase in Net Assets Resulting from Operations	54		6
Capital Share Transactions:(1)
Class I:
Subscribed	—		10
Class H:
Subscribed	50		810
Class L:
Subscribed	—		10
Net Increase in Net Assets Resulting from Capital Share Transactions	50		830
Total Increase in Net Assets	104		836
Net Assets:
Beginning of Period	836		—
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $21 and (—@))	$940		$836
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—		1
Class H:
Shares Subscribed	4		81
Class L:
Shares Subscribed	—		1

^  Commencement of operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Global Insight Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Period from December 28, 2011^ to December 31, 2011
Net Asset Value, Beginning of Period	$10.07		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.25		(0.00	)‡
Net Realized and Unrealized Gain	0.43		0.07
Total from Investment Operations	0.68		0.07
Net Asset Value, End of Period	$10.75		$10.07
Total Return++	6.75	%#	0.70	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$11		$10
Ratio of Expenses to Average Net Assets (1)	1.34	%+*	1.35	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	4.56	%+*	(1.27	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	N/A
Portfolio Turnover Rate	19	%#	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	12.18	%*	381.10	%*
Net Investment Loss to Average Net Assets	(6.28	)%*	(381.02	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Global Insight Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Period from December 28, 2011^ to December 31, 2011
Net Asset Value, Beginning of Period	$10.07		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.23		(0.00	)‡
Net Realized and Unrealized Gain	0.44		0.07
Total from Investment Operations	0.67		0.07
Net Asset Value, End of Period	$10.74		$10.07
Total Return++	6.65	%#	0.70	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$918		$816
Ratio of Expenses to Average Net Assets (1)	1.59	%+*	1.60	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	4.31	%+*	(1.52	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	N/A
Portfolio Turnover Rate	19	%#	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expense to Average Net Assets	12.43	%*	381.35	%*
Net Investment Loss to Average Net Assets	(6.53	)%*	(381.27	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Global Insight Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Period from December 28, 2011^ to December 31, 2011
Net Asset Value, Beginning of Period	$10.07		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.21		(0.00	)‡
Net Realized and Unrealized Gain	0.43		0.07
Total from Investment Operations	0.64		0.07
Net Asset Value, End of Period	$10.71		$10.07
Total Return++	6.36	%#	0.70	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$11		$10
Ratio of Expenses Average Net Assets (1)	2.08	%+*	2.10	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	3.82	%+*	(2.01	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	N/A
Portfolio Turnover Rate	19	%#	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	12.92	%*	381.85	%*
Net Investment Loss to Average Net Assets	(7.02	)%*	(381.76	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Insight Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in established and cyclical franchise companies located throughout the world with market capitalizations within the range of companies included in the MSCI All Country World Index. The Portfolio offers three classes of shares — Class I, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting

11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$21	$34	$—	$55
Chemicals	36	40	—	76
Communications Equipment	60	—	—	60
Diversified Financial Services	—	56	—	56
Food Products	11	84	—	95
Hotels, Restaurants & Leisure	19	82	—	101
Industrial Conglomerates	—	94	—	94
Insurance	26	—	—	26
Machinery	15	—	—	15
Marine	13	—	—	13
Metals & Mining	33	—	—	33
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Personal Products	$—	$20	$—	$20
Real Estate Investment Trusts (REITs)	—	21	—	21
Real Estate Management & Development	43	47	—	90
Semiconductors & Semiconductor Equipment	15	—	—	15
Specialty Retail	—	43	—	43
Textiles, Apparel & Luxury Goods	—	61	—	61
Total Common Stocks	292	582	—	874
Short-Term Investment — Investment Company	27	—	—	27
Total Assets	$319	$582	$—	$901

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $468,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
1.00%	0.95%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.35% for Class I shares, 1.60% for Class H shares and 2.10% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $51,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted a Shareholder Service Plan with respect to Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plan, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $297,000 and $163,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2012 (000)
$503	$181	$657	$—	@	$27

@ Amount is less than $500.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during the year ended 2011.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Accumulated Net Investment Loss (000)			Accumulated Net Realized Gain (000)		Paid-in Capital (000)
$	(—	@)	$—	@	$—

@ Amount is less than $500.

At December 31, 2011, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1	$—

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $56,000 and the aggregate gross unrealized depreciation is approximately $43,000 resulting in net unrealized appreciation of approximately $13,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 98.8% Class H shares.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday — Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website www.morganstanley.com/im or call toll free 1-(800) 548-7786.

19

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFIGISAN
IU12-01701P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Emerging Markets External Debt Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	16

U.S. Privacy Policy	22

Director and Officer Information	25

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Emerging Markets External Debt Portfolio performed during the period ended June 30, 2012.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

Emerging Markets External Debt Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 5/25/12 - 6/30/12.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/25/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets External Debt Portfolio Class I	$1,000.00	$1,033.00	$1,004.23	$0.84	$0.83	0.82%
Emerging Markets External Debt Portfolio Class P	1,000.00	1,033.00	1,003.97	1.10	1.08	1.07
Emerging Markets External Debt Portfolio Class H	1,000.00	1,033.00	1,003.97	1.10	1.08	1.07
Emerging Markets External Debt Portfolio Class L	1,000.00	1,032.00	1,003.47	1.61	1.59	1.57

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 37/366 (to reflect the actual days in the period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

At the organizational meeting of the Portfolio, the Board of Directors, including the independent Directors, considered the following factors in approving the Investment Advisory Agreement with respect to the Portfolio:

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.")

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the administrative and advisory services to the Portfolios. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolios and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolios

The Board considered that the Adviser plans to arrange for a public offering of shares of the Portfolio to raise assets for investment and that the offering had not yet begun and concluded that, since the Portfolio currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Portfolio under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by the Adviser, and reviewed the anticipated total expense ratios of the Portfolio. The Board considered that the Portfolio requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Portfolio and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with the peers.

Economies of Scale

The Board considered the growth prospects of the Portfolio and the structure of the proposed management fee schedule, which includes breakpoints for the Portfolio. The Board considered that the Portfolio's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Portfolio has not begun operations and has not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. Since the Portfolio has not begun operations and has not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

Resources of the Adviser and Historical Relationship Between the Portfolios and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

Emerging Markets External Debt Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (85.3%)
Argentina (1.3%)
Sovereign (1.3%)
Argentina Boden Bonds,
7.00%, 10/3/15	$360	$280
Brazil (11.2%)
Corporate Bonds (3.1%)
Banco Safra Cayman Islands Ltd.,
6.75%, 1/27/21	200	215
Centrais Eletricas Brasileiras SA,
5.75%, 10/27/21	200	220
Odebrecht Finance Ltd.,
6.00%, 4/5/23	200	212
		647
Sovereign (8.1%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20	521	595
Brazilian Government International Bond,
4.88%, 1/22/21	610	708
7.13%, 1/20/37	286	414
		1,717
		2,364
Colombia (3.4%)
Sovereign (3.4%)
Colombia Government International Bond,
4.38%, 7/12/21	450	507
6.13%, 1/18/41	160	209
		716
Ecuador (0.7%)
Sovereign (0.7%)
Ecuador Government International Bond,
9.38%, 12/15/15	145	147
Hungary (0.5%)
Sovereign (0.5%)
Hungary Government International Bond,
6.38%, 3/29/21	108	106
Indonesia (4.4%)
Sovereign (4.4%)
Indonesia Government International Bond,
7.75%, 1/17/38	148	204
11.63%, 3/4/19	135	200
Majapahit Holding BV,
7.75%, 1/20/20	439	526
		930

	Face Amount (000)		Value (000)
Ivory Coast (0.5%)
Sovereign (0.5%)
Ivory Coast Government International Bond,
3.75%, 12/31/32 (a)(b)		$145	$109
Kazakhstan (4.0%)
Sovereign (4.0%)
KazMunayGas National Co.,
6.38%, 4/9/21		775	856
Lithuania (1.3%)
Sovereign (1.3%)
Lithuania Government International Bond,
6.63%, 2/1/22		233	268
Malaysia (0.9%)
Sovereign (0.9%)
Malaysia Government Bond,
3.21%, 5/31/13	MYR	618	195
Mexico (12.4%)
Corporate Bonds (0.7%)
Cemex SAB de CV,
9.00%, 1/11/18		$166	149
Sovereign (11.7%)
Mexican Bonos,
8.00%, 6/11/20	MXN	2,850	253
Mexico Government International Bond,
3.63%, 3/15/22		$166	176
6.05%, 1/11/40		406	526
Pemex Project Funding Master Trust,
6.63%, 6/15/35		424	507
Petroleos Mexicanos,
4.88%, 1/24/22		943	1,021
			2,483
			2,632
Panama (1.9%)
Sovereign (1.9%)
Panama Government International Bond,
5.20%, 1/30/20		344	403
Peru (3.4%)
Corporate Bond (0.7%)
Ajecorp BV,
6.50%, 5/14/22 (c)		150	155
Sovereign (2.7%)
Peruvian Government International Bond,
5.63%, 11/18/50		174	212
7.35%, 7/21/25		107	151
8.75%, 11/21/33		32	53
8.20%, 8/12/26 (Units) (d)	PEN	317	152
			568
			723

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets External Debt Portfolio

	Face Amount (000)	Value (000)
Philippines (4.5%)
Sovereign (4.5%)
Philippine Government International Bond,
4.00%, 1/15/21	$515	$556
9.50%, 2/2/30	248	403
		959
Poland (0.3%)
Sovereign (0.3%)
Poland Government International Bond,
5.00%, 3/23/22	47	51
Russia (14.3%)
Corporate Bonds (0.9%)
VimpelCom Holdings BV,
7.50%, 3/1/22	200	188
Sovereign (13.4%)
Russian Agricultural Bank OJSC Via RSHB Capital SA,
7.75%, 5/29/18	344	391
Russian Foreign Bond — Eurobond,
5.00%, 4/29/20	900	981
5.63%, 4/4/42	1,000	1,072
Vnesheconombank Via VEB Finance PLC,
6.90%, 7/9/20	363	394
		2,838
		3,026
South Africa (1.9%)
Sovereign (1.9%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21	368	404
Turkey (4.5%)
Sovereign (4.5%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (c)	200	206
Turkey Government International Bond,
6.25%, 9/26/22	200	227
6.88%, 3/17/36	440	518
		951
Ukraine (1.9%)
Sovereign (1.9%)
Ukraine Government International Bond,
7.75%, 9/23/20	431	393
Uruguay (0.7%)
Sovereign (0.7%)
Uruguay Government International Bond,
8.00%, 11/18/22	109	154

	Face Amount (000)	Value (000)
Venezuela (11.3%)
Sovereign (11.3%)
Petroleos de Venezuela SA,
8.50%, 11/2/17	$1,700	$1,386
Venezuela Government International Bond,
9.25%, 9/15/27	1,248	1,017
		2,403
Total Fixed Income Securities (Cost $17,506)		18,070
	Shares
Short-Term Investments (9.9%)
Investment Company (9.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $1,899)	1,899,078	1,899
	Face Amount (000)
Sovereign (0.9%)
Argentina Boden Bonds,
0.79%, 8/3/12 (e) (Cost $194)	$1,570	194
Total Short-Term Investments (Cost $2,093)		2,093
Total Investments (95.2%) (Cost $19,599) (f)		20,163
Other Assets in Excess of Liabilities (4.8%)		1,022
Net Assets (100.0%)		$21,185

(a)  Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2012. Maturity date disclosed is the ultimate maturity date.

(b)  Issuer is in default.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Consists of one or more classes of securities traded together as a unit.

(e)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2012.

(f)  Securities are available for collateral in connection with open futures contracts.

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Short:
U.S. Treasury 10 yr. Note	4	$(534)	Sep-12	$(2)

MXN  —  Mexican New Peso

MYR  —  Malaysian Ringgit

PEN  —  Peruvian Nuevo Sol

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets External Debt Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	84.0%
Short-Term Investments	10.4
Corporate Bonds	5.6
Total Investments	100.0	%*

*  Does not include open short futures contracts with an underlying face amount of approximately $534,000 and total unrealized depreciation of approximately $2,000.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Emerging Markets External Debt Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $17,700)	$18,264
Investment in Security of Affiliated Issuer, at Value (Cost $1,899)	1,899
Total Investments in Securities, at Value (Cost $19,599)	20,163
Foreign Currency, at Value (Cost $11)	12
Receivable for Investments Sold	889
Interest Receivable	320
Prepaid Offering Costs	108
Receivable for Variation Margin	10
Due from Adviser	7
Receivable from Affiliate	—	@
Other Assets	—	@
Total Assets	21,509
Liabilities:
Payable for Investments Purchased	194
Payable for Offering Costs	120
Payable for Professional Fees	8
Payable for Administration Fees	1
Payable for Transfer Agent Fees	1
Payable for Custodian Fees	—	@
Payable for Distribution and Shareholder Servicing Fees — Class P	—	@
Payable for Distribution and Shareholder Servicing Fees — Class H	—	@
Payable for Distribution and Shareholder Servicing Fees — Class L	—	@
Other Liabilities	—	@
Total Liabilities	324
Net Assets	$21,185
Net Assets Consist of:
Paid-in-Capital	$20,500
Undistributed Net Investment Income	91
Accumulated Net Realized Gain	32
Unrealized Appreciation (Depreciation) on:
Investments	564
Futures Contracts	(2)
Foreign Currency Translations	—	@
Net Assets	$21,185
CLASS I:
Net Assets	$20,876
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	2,020,201
Net Asset Value, Offering and Redemption Price Per Share	$10.33
CLASS P:
Net Assets	$103
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$10.33
CLASS H:
Net Assets	$103
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Redemption Price Per Share	$10.33
Maximum Sales Load	3.50%
Maximum Sales Charge	$0.37
Maximum Offering Price Per Share	$10.70
CLASS L:
Net Assets	$103
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$10.33

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Emerging Markets External Debt Portfolio

Statement of Operations	Period from May 24, 2012^ to June 30, 2012 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$107
Dividends from Security of Affiliated Issuer	1
Total Investment Income	108
Expenses:
Advisory Fees (Note B)	16
Offering Costs	12
Professional Fees	8
Transfer Agency Fees (Note E)	2
Administration Fees (Note C)	2
Custodian Fees (Note F)	—	@
Shareholder Reporting Fees	—	@
Pricing Fees	—	@
Distribution and Shareholder Servicing Fees — Class P (Note D)	—	@
Distribution and Shareholder Servicing Fees — Class H (Note D)	—	@
Distribution and Shareholder Servicing Fees — Class L (Note D)	—	@
Other Expenses	—	@
Total Expenses	40
Waiver of Advisory Fees (Note B)	(16)
Expenses Reimbursed by Adviser (Note B)	(6)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	17
Net Investment Income	91
Realized Gain (Loss):
Investments Sold	34
Foreign Currency Transactions	(1)
Futures Contracts	(1)
Net Realized Gain	32
Change in Unrealized Appreciation (Depreciation):
Investments	564
Futures Contracts	(2)
Foreign Currency Translations	—	@
Net Change in Unrealized Appreciation (Depreciation)	562
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	594
Net Increase in Net Assets Resulting from Operations	$685

^  Commencement of operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Emerging Markets External Debt Portfolio

Statements of Changes in Net Assets	Period from May 24, 2012^ to June 30, 2012 (000)
Increase in Net Assets:
Operations:
Net Investment Income	$91
Net Realized Gain	32
Net Change in Unrealized Appreciation (Depreciation)	562
Net Increase in Net Assets Resulting from Operations	685
Capital Share Transactions:(1)
Class I:
Subscribed	20,200
Class P:
Subscribed	100
Class H:
Subscribed	100
Class L:
Subscribed	100
Net Increase in Net Assets Resulting from Capital Share Transactions	20,500
Total Increase in Net Assets	21,185
Net Assets:
Beginning of Period	—
End of Period (Including Undistributed Net Investment Income of $91)	$21,185
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,020
Class P:
Shares Subscribed	10
Class H:
Shares Subscribed	10
Class L:
Shares Subscribed	10

^  Commencement of operations.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Emerging Markets External Debt Portfolio

	Class I
Selected Per Share Data and Ratios	Period from May 24, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income†	0.04
Net Realized and Unrealized Gain	0.29
Total from Investment Operations	0.33
Net Asset Value, End of Period	$10.33
Total Return++	3.30	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$20,876
Ratio of Expenses to Average Net Assets (1)	0.82	%+*
Ratio of Net Investment Income to Average Net Assets (1)	4.38	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%*
Portfolio Turnover Rate	6	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expense to Average Net Assets	1.91	%*
Net Investment Income to Average Net Assets	3.29	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Emerging Markets External Debt Portfolio

	Class P
Selected Per Share Data and Ratios	Period from May 24, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income†	0.04
Net Realized and Unrealized Gain	0.29
Total from Investment Operations	0.33
Net Asset Value, End of Period	$10.33
Total Return++	3.30	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$103
Ratio of Expenses to Average Net Assets (1)	1.07	%+*
Ratio of Net Investment Income to Average Net Assets (1)	4.11	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%*
Portfolio Turnover Rate	6	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expense to Average Net Assets	2.16	%*
Net Investment Income to Average Net Assets	3.02	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Emerging Markets External Debt Portfolio

	Class H
Selected Per Share Data and Ratios	Period from May 24, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income†	0.04
Net Realized and Unrealized Gain	0.29
Total from Investment Operations	0.33
Net Asset Value, End of Period	$10.33
Total Return++	3.30	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$103
Ratio of Expenses to Average Net Assets (1)	1.07	%+*
Ratio of Net Investment Income to Average Net Assets (1)	4.11	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%*
Portfolio Turnover Rate	6	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expense to Average Net Assets	2.16	%*
Net Investment Income to Average Net Assets	3.02	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Emerging Markets External Debt Portfolio

	Class L
Selected Per Share Data and Ratios	Period from May 24, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income†	0.04
Net Realized and Unrealized Gain	0.29
Total from Investment Operations	0.33
Net Asset Value, End of Period	$10.33
Total Return++	3.20	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$103
Ratio of Expenses to Average Net Assets (1)	1.57	%+*
Ratio of Net Investment Income to Average Net Assets (1)	3.61	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%*
Portfolio Turnover Rate	6	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expense to Average Net Assets	2.67	%*
Net Investment Income to Average Net Assets	2.51	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Emerging Markets External Debt Portfolio. The Portfolio seeks high total return by investing primarily in fixed income securities of government and government- related issuers and corporate issuers in emerging market countries. The securities in which the Portfolio may invest will primarily be denominated in U.S. dollars. The Portfolio may invest, to a lesser extent, in securities denominated in currencies other than U.S. dollars. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosures"

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$1,139	$—	$1,139
Sovereign	—	16,931	—	16,931
Total Fixed Income Securities	—	18,070	—	18,070
Short-Term Investments Investment Company	1,899	—	—	1,899
Sovereign	—	194	—	194
Total Short-Term Investments	1,899	194	—	2,093
Total Assets	1,899	18,264	—	20,163
Liabilities:
Futures Contracts	(2)	—	—	(2)
Total	$1,897	$18,264	$—	$20,161

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, the Portfolio did not have any significant investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk for loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser, a wholly-owned subsidiary of Morgan Stanley, seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract,

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio's initial investment in such contracts.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2012.

Primary Risk Exposure	Statement of Assets and Liabilities	Futures Contracts (000)(a)
Liabilities:
Interest Rate Risk	Payables	$(2)

(a) This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the period ended June 30, 2012 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(1)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(2)

For the period ended June 30, 2012, the average monthly original value of futures contracts was approximately $531,000.

5.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 0.85% for Class I shares, 1.10% for Class P shares, 1.10% for Class H shares and 1.60% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the period ended June 30, 2012, approximately

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

$22,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the period ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $18,554,000 and $1,088,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the period ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the period ended June 30, 2012, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds for the period ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$—	$20,520	$18,621	$1	$1,899

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $585,000 and the aggregate gross unrealized depreciation is approximately $21,000 resulting in net unrealized appreciation of approximately $564,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

I. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Porfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFIEMEDSAN
IU12-01727P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Multi-Asset Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	16

U.S. Privacy Policy	23

Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Multi-Asset Portfolio performed during the period ended June 30, 2012.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

Multi-Asset Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/25/12-06/30/12.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/25/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Multi-Asset Portfolio Class I	$1,000.00	$1,015.00	$1,000.66	$0.16	$0.16	0.99%
Multi-Asset Portfolio Class P	1,000.00	1,015.00	1,000.62	0.21	0.20	1.24
Multi-Asset Portfolio Class H	1,000.00	1,015.00	1,000.62	0.21	0.20	1.24
Multi-Asset Portfolio Class L	1,000.00	1,015.00	1,000.53	0.29	0.29	1.74

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 6/366 (to reflect the actual days in the period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

At the organizational meeting of the Portfolio, the Board of Directors, including the independent Directors, considered the following factors in approving the Investment Advisory Agreement with respect to the Portfolio:

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.")

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the administrative and advisory services to the Portfolios. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolios and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolios

The Board considered that the Adviser plans to arrange for a public offering of shares of the Portfolio to raise assets for investment and that the offering had not yet begun and concluded that, since the Portfolio currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Portfolio under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by the Adviser, and reviewed the anticipated total expense ratios of the Portfolio. The Board considered that the Portfolio requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Portfolio and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with the peers.

Economies of Scale

The Board considered the growth prospects of the Portfolio and the structure of the proposed management fee schedule, which includes breakpoints for the Portfolio. The Board considered that the Portfolio's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Portfolio has not begun operations and has not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. Since the Portfolio has not begun operations and has not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

Resources of the Adviser and Historical Relationship Between the Portfolios and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

Multi-Asset Portfolio

	Shares	Value (000)
Common Stocks (13.1%)
China (4.8%)
Agile Property Holdings Ltd. (a)	38,000	$49
China Overseas Land & Investment Ltd. (a)	90,000	211
China Resources Land Ltd. (a)	64,000	132
Country Garden Holdings Co., Ltd. (a)(b)	189,000	75
Evergrande Real Estate Group Ltd. (a)	163,000	84
Franshion Properties China Ltd. (a)	98,000	30
Greentown China Holdings Ltd. (a)	17,500	19
Guangzhou R&F Properties Co., Ltd. H Shares (a)	35,600	47
KWG Property Holding Ltd. (a)	33,500	21
Longfor Properties Co., Ltd. (a)	56,500	89
Poly Hong Kong Investments Ltd. (a)(b)	39,000	21
Renhe Commercial Holdings Co., Ltd. (a)(b)	246,000	10
Shimao Property Holdings Ltd. (a)	38,000	59
Shui On Land Ltd. (a)	63,500	26
Sino-Ocean Land Holdings Ltd. (a)	62,000	31
Soho China Ltd. (a)	57,000	44
Yuexiu Property Co., Ltd. (a)	102,000	25
		973
United States (8.3%)
Altera Corp.	569	19
Analog Devices, Inc.	527	20
Applied Materials, Inc.	2,206	25
Avago Technologies Ltd.	428	15
Broadcom Corp., Class A (b)	840	28
D.R. Horton, Inc.	9,788	180
Deltic Timber Corp.	114	7
Eagle Materials, Inc.	421	16
Georgia Gulf Corp.	317	8
Intel Corp.	8,391	224
KB Home	2,456	24
KLA-Tencor Corp.	241	12
Lam Research Corp. (b)	344	13
Lennar Corp., Class A	5,513	170
Linear Technology Corp.	375	12
Louisiana-Pacific Corp. (b)	1,323	14
LSI Corp. (b)	1,402	9
M/I Homes, Inc. (b)	588	10
Marvell Technology Group Ltd.	810	9
Masco Corp.	3,322	46
Maxim Integrated Products, Inc.	512	13
MDC Holdings, Inc.	1,450	47
Meritage Homes Corp. (b)	1,016	35
Microchip Technology, Inc.	341	11
Micron Technology, Inc. (b)	1,599	10
Mohawk Industries, Inc. (b)	653	46
NVIDIA Corp. (b)	940	13
NVR, Inc. (b)	147	125
Owens Corning (b)	1,143	33
Pulte Group, Inc. (b)	11,745	126
Ryland Group, Inc. (The)	1,336	34

	Shares	Value (000)
Skyline Corp.	56	$—	@
Standard Pacific Corp. (b)	10,664	66
Texas Instruments, Inc.	1,899	54
Toll Brothers, Inc. (b)	4,948	147
Universal Forest Products, Inc.	180	7
Watsco, Inc.	307	23
Xilinx, Inc.	463	16
		1,667
Total Common Stocks (Cost $2,471)		2,640
Investment Companies (9.1%)
United Kingdom (4.6%)
ETFS Short Copper (b)	30,692	929
United States (4.5%)
United States Natural Gas Fund LP (b)	48,100	928
Total Investment Companies (Cost $1,861)		1,857
Short-Term Investment (74.3%)
Investment Company (74.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $15,103)	15,103,105	15,103
Total Investments (96.5%) (Cost $19,435) (c)(d)		19,600
Other Assets in Excess of Liabilities (3.5%)		714
Net Assets (100.0%)		$20,314

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  Securities are available for collateral in connection with open foreign currency exchange contracts, futures contracts and swap agreements.

(d)  The approximate fair value and percentage of net assets, $1,902,000 and 9.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

@  Value is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
State Street Bank and Trust Co.	USD	425	$425	7/19/12	CHF	405	$428	$3
State Street Bank and Trust Co.	USD	1,327	1,327	7/19/12	EUR	1,055	1,337	10
State Street Bank and Trust Co.	USD	143	143	7/19/12	EUR	115	145	2
State Street Bank and Trust Co.	USD	75	75	7/19/12	GBP	48	76	1
State Street Bank and Trust Co.	USD	140	140	7/19/12	JPY	11,225	141	1
State Street Bank and Trust Co.	USD	142	142	7/19/12	JPY	11,294	142	—	@
State Street Bank and Trust Co.	USD	257	257	7/19/12	SEK	1,819	263	6
			$2,509				$2,532	$23

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	85	$3,434	Jul-12	$112
Euro Stoxx 50 Index (Germany)	71	2,026	Sep-12	67
TOPIX Index (Japan)	18	1,730	Sep-12	42
U.S. Treasury 10 yr. Note (United States)	9	1,200	Sep-12	3
Mini-10 year Japanese Government Bond (Singapore)	4	719	Sep-12	(—	)@
DAX Index (Germany)	2	406	Sep-12	10
Australian 10 yr. Bond (Australia)	2	257	Sep-12	1
FTSE 100 Index (United Kingdom)	2	173	Sep-12	2
Hang Seng China Index (Hong Kong)	1	125	Jul-12	3
ASX Spi 200 Index (Australia)	1	104	Sep-12	1
MSCI Emerging Market E MINI (United States)	1	47	Sep-12	2
Short:
S&P 500 E MINI Index (United States)	2	(136)	Sep-12	(3)
Copper High Grade Index (United States)	4	(350)	Sep-12	(18)
German Euro Bund (Germany)	2	(356)	Sep-12	(—	)@
				$222

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at period end:

Counterparty	Index	Notional Amount (000)		Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	JPMorgan China Retail Custom Basket	HKD	7,121	3-Month HKD-HIBOR-minus 0.300%	Pay	6/26/13	$(56)
JPMorgan Chase Bank	JPMorgan Construction Custom Basket		$879	3-Month USD-LIBOR-minus 0.17%	Pay	6/26/13	(22)
JPMorgan Chase Bank	JPMorgan Luxury Custom Basket		1,879	3-Month USD-LIBOR-minus 0.33%	Pay	6/26/13	(35)
JPMorgan Chase Bank	JPMorgan South Africa Consumer Discretionary Custom Basket		998	3-Month USD-LIBOR-minus 0.50%	Pay	6/26/13	(6)
							$(119)

@  Value is less than $500.

HIBOR  Hong Kong Interbank Offered Rate.

LIBOR  London Interbank Offered Rate.

CHF  —  Swiss Franc

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

JPY  —  Japanese Yen

SEK  —  Swedish Krona

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Short-Term Investments	77.1%
Investment Companies	9.5
Other*	8.3
Household Durables	5.1
Total Investments	100.0	%**

*  Industries representing less than 5% of total investments.

**  Does not include open foreign currency exchange contracts with total unrealized appreciation of approximately $23,000. Does not include open long/short futures contracts with an underlying face amount of approximately $11,063,000 and net unrealized appreciation of approximately $222,000. Also does not include open swap agreements with total unrealized depreciation of approximately $119,000.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Multi-Asset Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $4,332)	$4,497
Investment in Security of Affiliated Issuer, at Value (Cost $15,103)	15,103
Total Investments in Securities, at Value (Cost $19,435)	19,600
Receivable for Variation Margin	811
Prepaid Offering Costs	118
Unrealized Appreciation on Foreign Currency Exchange Contracts	23
Due from Adviser	4
Dividends Receivable	1
Receivable from Affiliate	1
Other Assets	—	@
Total Assets	20,558
Liabilities:
Payable for Offering Costs	120
Unrealized Depreciation on Swap Agreements	119
Payable for Custodian Fees	1
Payable for Professional Fees	1
Payable for Transfer Agent Fees	1
Payable for Administration Fees	—	@
Bank Overdraft	—	@
Payable for Distribution and Shareholder Servicing Fees — Class P	—	@
Payable for Distribution and Shareholder Servicing Fees — Class H	—	@
Payable for Distribution and Shareholder Servicing Fees — Class L	—	@
Other Liabilities	2
Total Liabilities	244
Net Assets	$20,314
Net Assets Consist of:
Paid-in-Capital	$20,000
Accumulated Net Investment Loss	(1)
Accumulated Net Realized Gain	24
Unrealized Appreciation (Depreciation) on:
Investments	165
Futures Contracts	222
Swap Agreements	(119)
Foreign Currency Exchange Contracts	23
Foreign Currency Translations	(—	@)
Net Assets	$20,314
CLASS I:
Net Assets	$20,008
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	1,970,000
Net Asset Value, Offering and Redemption Price Per Share	$10.16
CLASS P:
Net Assets	$102
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$10.16
CLASS H:
Net Assets	$102
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Redemption Price Per Share	$10.16
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.51
Maximum Offering Price Per Share	$10.67
CLASS L:
Net Assets	$102
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$10.16

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Multi-Asset Portfolio

Statement of Operations	Period from June 22, 2012^ to June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$1
Dividends from Security of Affiliated Issuer	1
Total Investment Income	2
Expenses:
Advisory Fees (Note B)	3
Pricing Fees	2
Offering Costs	2
Custodian Fees (Note F)	1
Transfer Agency Fees (Note E)	1
Professional Fees	1
Shareholder Reporting Fees	—	@
Administration Fees (Note C)	—	@
Distribution and Shareholder Servicing Fees — Class P (Note D)	—	@
Distribution and Shareholder Servicing Fees — Class H (Note D)	—	@
Distribution and Shareholder Servicing Fees — Class L (Note D)	—	@
Other Expenses	—	@
Total Expenses	10
Waiver of Advisory Fees (Note B)	(3)
Expenses Reimbursed by Adviser (Note B)	(4)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	3
Net Investment Loss	(1)
Realized Gain:
Foreign Currency Transactions	—	@
Futures Contracts	24
Net Realized Gain	24
Change in Unrealized Appreciation (Depreciation):
Investments	165
Foreign Currency Exchange Contracts	23
Foreign Currency Transactions	—	@
Futures Contracts	222
Swap Agreements	(119)
Net Change in Unrealized Appreciation (Depreciation)	291
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	315
Net Increase in Net Assets Resulting from Operations	$314

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Multi-Asset Portfolio

Statements of Changes in Net Assets	Period from June 22, 2012^ to June 30, 2012 (unaudited) (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(1)
Net Realized Gain	24
Net Change in Unrealized Appreciation (Depreciation)	291
Net Increase in Net Assets Resulting from Operations	314
Capital Share Transactions:(1)
Class I:
Subscribed	19,700
Class P:
Subscribed	100
Class H:
Subscribed	100
Class L:
Subscribed	100
Net Increase in Net Assets Resulting from Capital Share Transactions	20,000
Total Increase in Net Assets	20,314
Net Assets:
End of Period (Including Accumulated Net Investment Loss of $(1))	$20,314
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,970
Class P:
Shares Subscribed	10
Class H:
Shares Subscribed	10
Class L:
Shares Subscribed	10

^  Commencement of Operations.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Multi-Asset Portfolio

	Class I
Selected Per Share Data and Ratios	Period from June 22, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.00	)‡
Net Realized and Unrealized Gain	0.16
Total from Investment Operations	0.16
Net Asset Value, End of Period	$10.16
Total Return++	1.50	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$20,008
Ratio of Expenses to Average Net Assets (1)	0.99	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.39	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.11	%*
Portfolio Turnover Rate	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expense to Average Net Assets	3.19	%*
Net Investment Loss to Average Net Assets	(2.59	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Multi-Asset Portfolio

	Class P
Selected Per Share Data and Ratios	Period from June 22, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.00	)‡
Net Realized and Unrealized Gain	0.16
Total from Investment Operations	0.16
Net Asset Value, End of Period	$10.16
Total Return++	1.50	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$102
Ratio of Expenses to Average Net Assets (1)	1.24	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.64	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.11	%*
Portfolio Turnover Rate	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expense to Average Net Assets	3.44	%*
Net Investment Loss to Average Net Assets	(2.84	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Multi-Asset Portfolio

	Class H
Selected Per Share Data and Ratios	Period from June 22, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.00	)‡
Net Realized and Unrealized Gain	0.16
Total from Investment Operations	0.16
Net Asset Value, End of Period	$10.16
Total Return++	1.50	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$102
Ratio of Expenses to Average Net Assets (1)	1.24	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.64	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.11	%*
Portfolio Turnover Rate	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expense to Average Net Assets	3.44	%*
Net Investment Loss to Average Net Assets	(2.84	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Multi-Asset Portfolio

	Class L
Selected Per Share Data and Ratios	Period from June 22, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.00	)‡
Net Realized and Unrealized Gain	0.16
Total from Investment Operations	0.16
Net Asset Value, End of Period	$10.16
Total Return++	1.50	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$102
Ratio of Expenses to Average Net Assets (1)	1.74	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.14	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.11	%*
Portfolio Turnover Rate	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expense to Average Net Assets	3.94	%*
Net Investment Loss to Average Net Assets	(3.34	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Multi-Asset Portfolio. The Portfolio seeks total return by investing primarily in a blend of equity and fixed income securities of U.S. and non-U.S. issuers. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Building Products	$86	$—	$—	$86
Chemicals	8	—	—	8
Construction Materials	16	—	—	16
Household Durables	1,010	—	—	1,010
Paper & Forest Products	21	—	—	21
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Real Estate Management & Development	$—	$973	$—	$973
Semiconductors & Semiconductor Equipment	503	—	—	503
Trading Companies & Distributors	23	—	—	23
Total Common Stocks	1,667	973	—	2,640
Investment Companies	928	929	—	1,857
Short-Term Investment — Investment Company	15,103	—	—	15,103
Foreign Currency Exchange Contracts	—	23	—	23
Futures Contracts	243	—	—	243
Total Assets	17,941	1,925	—	19,866
Liabilities:
Futures Contracts	(21)	—	—	(21)
Swap Contracts	—	(119)	—	(119)
Total Liabilities	(21)	(119)	—	(140)
Total	$17,920	$1,806	$—	$19,726

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, the Portfolio did not have any significant investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk for loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser, a wholly-owned subsidiary of Morgan Stanley, seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the currency contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such currency contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or (loss). The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio's initial investment in such contracts.

Swaps: An over-the-counter ("OTC") swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. A small percentage of swap agreements are cleared through a central clearing house. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Most swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities. Cash collateral has been offset against open swap agreements under the provisions of FASB ASC 210 "Balance Sheet" ("ASC 210"). Offsetting of Amounts Related to Certain Contracts, an interpretation of ASC 210-20, are included within "Unrealized Appreciation/Depreciation on Swap Agreements" in the Statement of Assets and Liabilities. For cash collateral received, the Portfolio pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized gain (loss) on swap agreements in the Statement of Operations.

Upfront payments received or paid by a Portfolio will be reflected as an asset or liability in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2012.

Primary Risk Exposure	Statement of Assets and Liabilities	Foreign Currency Exchange Contracts (000)	Futures Contracts (000)(a)	Swap Agreements (000)
Assets:
Currency Risk	Receivables	$23	$—	$—
Interest Rate Risk	Receivables	—	4	—
Equity Risk	Receivables	—	239	—
Total Receivables		$23	$243	$—
Liabilities:
Equity Risk	Payables	$—	$(21)	$(119)

(a) This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the period ended June 30, 2012 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$ (— @)
Equity Risk	Futures Contracts	24
Total		$24
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Exchange Contracts	$23
Interest Rate Risk	Futures Contracts	4
Equity Risk	Futures Contracts	218
Equity Risk	Swap Agreements	(119)
Total		$126

@ Amount is less than $500.

For the period ended June 30, 2012, the average monthly principal amount of foreign currency exchange contracts was approximately $2,507,000, the average monthly original value of futures contracts was approximately $10,737,000 and the average monthly notional amount of swap agreements was approximately $6,591,000.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.85%	0.80%	0.75%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.10% for Class I shares, 1.35% for Class P shares, 1.35% for Class H shares and 1.85% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the period ended June 30, 2012, approximately $7,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the period ended June 30, 2012, purchases of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $4,332,000. There were no purchases and sales of long-term U.S. Government securities for the period ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the period ended June 30, 2012, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the period ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$—	$19,572	$4,469	$1	$15,103

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $224,000 and the aggregate gross unrealized depreciation is approximately $59,000 resulting in net unrealized appreciation of approximately $165,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 25.4% for Class I shares.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

26

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFIMASAN
IU12-01718P-Y06/12

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Total Emerging Markets Portfolio

Semi-Annual
Report

June 30, 2012

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter	2

Expense Example	3

Investment Advisory Agreement Approval	4

Portfolio of Investments	6

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	14

U.S. Privacy Policy	19

Director and Officer Information	22

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Total Emerging Markets Portfolio performed during the period ended June 30, 2012.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2012

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Expense Example (unaudited)

Total Emerging Markets Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees, and (2) ongoing costs, including management fees, shareholder servicing and distribution fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 6/01/12-6/30/12.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/01/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Total Emerging Markets Portfolio Class I	$1,000.00	$1,047.00	$1,003.85	$0.25	$0.25	0.30%
Total Emerging Markets Portfolio Class P	1,000.00	1,047.00	1,003.65	0.46	0.45	0.55
Total Emerging Markets Portfolio Class H	1,000.00	1,047.00	1,003.65	0.46	0.45	0.55
Total Emerging Markets Portfolio Class L	1,000.00	1,047.00	1,003.24	0.88	0.86	1.05

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 30/366 (to reflect the actual days in the period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited)

At the organizational meeting of the Portfolio, the Board of Directors, including the independent Directors, considered the following factors in approving the Investment Advisory Agreement with respect to the Portfolio:

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.")

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the administrative and advisory services to the Portfolios. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolios and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolios

The Board considered that the Adviser plans to arrange for a public offering of shares of the Portfolio to raise assets for investment and that the offering had not yet begun and concluded that, since the Portfolio currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Portfolio under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by the Adviser, and reviewed the anticipated total expense ratios of the Portfolio. The Board considered that the Portfolio requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Portfolio and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with the peers.

Economies of Scale

The Board considered the growth prospects of the Portfolio and the structure of the proposed management fee schedule, which does not include breakpoints for the Portfolio. The Board considered that the Portfolio's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Portfolio has not begun operations and has not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. Since the Portfolio has not begun operations and has not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

Resources of the Adviser and Historical Relationship Between the Portfolios and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Portfolio of Investments

Total Emerging Markets Portfolio

	Shares	Value (000)
Investment Companies (100.0%)
Emerging Markets Debt (50%)
Morgan Stanley Institutional Fund, Inc. — Emerging Markets Domestic Debt Portfolio — Class I (See Note G)	44,366	$528
Morgan Stanley Institutional Fund, Inc. — Emerging Markets External Debt Portfolio — Class I (See Note G)	50,201	519
Emerging Markets Equity (50%)
Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio — Class I (See Note G)	45,443	1,047
Total Investment Companies (Cost $1,999)		2,094
Short-Term Investment (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $—@)—@@		—	@
Total Investments (100.0%) (Cost $1,999)		2,094
Other Assets in Excess of Liabilities (—%) (a)		1
Net Assets (100.0%)		$2,095

(a)  Amount is less than 0.05%.

@  Value is less than $500.

@@  Amount is less than 1.

Portfolio Composition

Classification	Percentage of Total Investments
Investment Companies	100.0%

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Total Emerging Markets Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investment in Security of Affiliated Issuers, at Value (Cost $1,999)	$2,094
Due from Adviser	13
Receivable from Affiliate	2
Prepaid Offering Costs	110
Other Assets	—	@
Total Assets	2,219
Liabilities:
Payable for Offering Costs	120
Payable for Professional Fees	4
Payable for Administration Fees	—	@
Payable for Custodian Fees	—	@
Payable for Distribution and Shareholder Servicing Fees — Class P	—	@
Payable for Distribution and Shareholder Servicing Fees — Class H	—	@
Payable for Distribution and Shareholder Servicing Fees — Class L	—	@
Other Liabilities	—	@
Total Liabilities	124
Net Assets	$2,095
Net Assets Consist of:
Paid-in-Capital	$2,000
Accumulated Net Investment Loss	(—	@)
Accumulated Net Realized Gain	—	@
Unrealized Appreciation (Depreciation) on:
Investments in Affiliates	95
Net Assets	$2,095
CLASS I:
Net Assets	$1,780
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	170,000
Net Asset Value, Offering and Redemption Price Per Share	$10.47
CLASS P:
Net Assets	$105
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$10.47
CLASS H:
Net Assets	$105
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Redemption Price Per Share	$10.47
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.50
Maximum Offering Price Per Share	$10.97
CLASS L:
Net Assets	$105
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$10.47

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Total Emerging Markets Portfolio

Statement of Operations	Period From May 31, 2012^ to June 30, 2012 (000)
Investment Income:
Dividends from Securities of Affiliated Issuers	$—
Expenses:
Offering Costs	10
Professional Fees	4
Transfer Agency Fees (Note E)	1
Advisory Fees (Note B)	—	@
Custodian Fees (Note F)	—	@
Shareholder Reporting Fees	—	@
Administration Fees (Note C)	—	@
Pricing Fees	—	@
Distribution and Shareholder Servicing Fees — Class P (Note D)	—	@
Distribution and Shareholder Servicing Fees — Class H (Note D)	—	@
Distribution and Shareholder Servicing Fees — Class L (Note D)	—	@
Other Expenses	—	@
Total Expenses	15
Waiver of Advisory Fees (Note B)	(—	@)
Expenses Reimbursed by Adviser (Note B)	(13)
Expenses Assumed by Underlying Funds	(2)
Net Expenses	—	@
Net Investment Loss	(—	@)
Realized Gain:
Investments in Affiliates	—	@
Change in Unrealized Appreciation (Depreciation):
Investments in Affiliates	95
Net Change in Unrealized Appreciation (Depreciation)	95
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	95
Net Increase in Net Assets Resulting from Operations	$95

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Total Emerging Markets Portfolio

Statements of Changes in Net Assets	Period From May 31, 2012^ to June 30, 2012 (unaudited) (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$	(—	@)
Net Realized Gain		—	@
Net Change in Unrealized Appreciation (Depreciation)		95
Net Increase in Net Assets Resulting from Operations		95
Capital Share Transactions:(1)
Class I:
Subscribed		1,700
Class P:
Subscribed		100
Class H:
Subscribed		100
Class L:
Subscribed		100
Net Increase in Net Assets Resulting from Capital Share Transactions		2,000
Total Increase in Net Assets		2,095
Net Assets:
Beginning of Period
End of Period (Including Accumulated Net Investment Loss of $—@)		$2,095
(1) Capital Share Transactions:
Class I:
Shares Subscribed		170
Net Increase in Class I Shares Outstanding		170
Class P:
Shares Subscribed		10
Net Increase in Class P Shares Outstanding		10
Class H:
Shares Subscribed		10
Net Increase in Class H Shares Outstanding		10
Class L:
Shares Subscribed		10
Net Increase in Class L Shares Outstanding		10

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Total Emerging Markets Portfolio

	Class I
Selected Per Share Data and Ratios	Period from May 31, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Loss†	(—	@@)
Net Realized and Unrealized Gain	0.47
Total from Investment Operations	0.47
Net Asset Value, End of Period	$10.47
Total Return++	4.70	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$1,780
Ratio of Expenses to Average Net Assets (1)	0.30	%+‡*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.30	)%+‡*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§
Portfolio Turnover Rate	0.06	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expense to Average Net Assets	9.40	%*
Net Investment Loss to Average Net Assets	(9.40	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

‡  Expenses do not include the expenses of the Underlying Funds. If expenses of the Underlying Funds were included, the net expense ratio after the waivers and/or reimbursements would be 1.35%.

#  Not Annualized.

*  Annualized.

@@  Less than $0.005 per share.

§  Less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Total Emerging Markets Portfolio

	Class P
Selected Per Share Data and Ratios	Period from May 31, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Loss†	(—	@@)
Net Realized and Unrealized Gain	0.47
Total from Investment Operations	0.47
Net Asset Value, End of Period	$10.47
Total Return++	4.70	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$105
Ratio of Expenses to Average Net Assets (1)	0.55	%+‡*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.55	)%+‡*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§
Portfolio Turnover Rate	0.06	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expense to Average Net Assets	9.65	%*
Net Investment Loss to Average Net Assets	(9.65	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

‡  Expenses do not include the expenses of the Underlying Funds. If expenses of the Underlying Funds were included, the net expense ratio after the waivers and/or reimbursements would be 1.60%.

#  Not Annualized.

*  Annualized.

@@  Less than $0.005 per share.

§  Less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Total Emerging Markets Portfolio

	Class H
Selected Per Share Data and Ratios	Period from May 31, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Loss†	(—	@@)
Net Realized and Unrealized Gain	0.47
Total from Investment Operations	0.47
Net Asset Value, End of Period	$10.47
Total Return++	4.70	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$105
Ratio of Expenses to Average Net Assets (1)	0.55	%+‡*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.55	)%+‡*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§
Portfolio Turnover Rate	0.06	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expense to Average Net Assets	9.65	%*
Net Investment Loss to Average Net Assets	(9.65	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

‡  Expenses do not include the expenses of the Underlying Funds. If expenses of the Underlying Funds were included, the next expense ratio after the waivers and/or reimbursements would be 1.60%.

#  Not Annualized.

*  Annualized.

@@  Less than $0.005 per share.

§  Less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

Financial Highlights

Total Emerging Markets Portfolio

	Class L
Selected Per Share Data and Ratios	Period from May 31, 2012^ to June 30, 2012 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Loss†	(—	@@)
Net Realized and Unrealized Gain	0.47
Total from Investment Operations	0.47
Net Asset Value, End of Period	$10.47
Total Return++	4.70	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$105
Ratio of Expenses to Average Net Assets (1)	1.05	%+‡*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.05	)%+‡*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§
Portfolio Turnover Rate	0.06	%#
(1) Supplemental Information on the Ratios to Average Net Assets: ††
Ratios Before Expense Limitation:
Expense to Average Net Assets	10.15	%*
Net Investment Loss to Average Net Assets	(10.15	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

‡  Expenses do not include the expenses of the Underlying Funds. If expenses of the Underlying Funds were included, the net expense ratio after the waivers and/or reimbursements would be 2.10%.

#  Not Annualized.

*  Annualized.

@@  Less than $0.005 per share.

§  Less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Total Emerging Markets Portfolio. The Portfolio is a "fund of funds" in that it seeks to maximize total return by investing primarily in funds advised by Morgan Stanley Investment Management Inc. ("the Adviser") or its affiliates (the "Underlying Funds"). The Portfolio may also invest, to a lesser extent, in individual equity and fixed income securities and exchange-traded funds ("ETFs"). Under normal market conditions, at least 80% of the Portfolio's assets will be allocated among the Underlying Funds and other securities that the Adviser considers to be economically tied to emerging market countries. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exhange ("NYSE") on valuation date. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the NYSE. Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Investment Companies	$2,094		$—	$—	$2,094
Short-Term Investment — Investment Company	—	@	—	—	—	@
Total Assets	$2,094		$—	$—	$2,094

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, the Portfolio did not have any significant investments transfer between investment levels.

@ Value is less than $500.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class P shares, Class H and Class L shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.35% for Class I shares, 1.60% for Class P shares, 1.60% for Class H shares and 2.10% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. The expenses of the Underlying Funds are taken into account when calculating the fee waivers and/or expense reimbursements. For the period ended June 30, 2012, approximately $13,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund has adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Service Plans, the Portfolio pays the

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: There were no purchases and sales of long-term U.S. Government securities for the period ended June 30, 2012.

A summary of the purchases and sales of affiliated registered investment companies, other than short-term investments, for the period ended June 30, 2012 is as follows:

Investment Company	Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (000)		Dividend Income (000)	Value June 30, 2012 (000)
Emerging Markets	$—	$1,000	$1	$—	@	$—	$1,047
Emerging Markets Domestic Debt	—	500	—	—		—	528
Emerging Markets External Debt	—	500	—	—		—	519

@ Amount is less than $500.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the period ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)		Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$—	$—	@	$—	$—	$—	@

@ Amount is less than $500.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

(losses) on certain investment transactions and the timing of the deductibility of certain expenses.

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $95,000 and the aggregate gross unrealized depreciation is zero resulting in net unrealized appreciation of approximately $95,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

I. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFITEMSAN
IU12-01717P-Y06/12

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
August 15, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2012

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